UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21906
Claymore Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

227 West Monroe Street, Chicago, IL 60606
(Address of principal executive offices) (Zip code)
Amy J. Lee 227 West Monroe Street, Chicago, IL 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (630) 505-3700

Date of fiscal year end: May 31

Date of reporting period: November 30, 2013 to February 28, 2014

Item 1.   Schedule of Investments.
Attached hereto.

BSCE Guggenheim BulletShares 2014 Corporate Bond ETF
Portfolio of Investments
February 28, 2014 (unaudited)

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Long-Term Investments - 99.9%
	Corporate Bonds - 97.6%
	Advertising - 0.6%
$2,600,000	WPP Finance (United Kingdom)	BBB	8.000%	09/15/2014	N/A	$ 2,700,688
134,000	WPP Finance 2010 (United Kingdom)	BBB	4.750%	11/21/2021	N/A	143,310
						2,843,998

	Aerospace & Defense - 0.9%
1,510,000	Boeing Capital Corp.	A	3.250%	10/27/2014	N/A	1,538,909
2,618,000	Boeing Co.	A	5.000%	03/15/2014	N/A	2,621,375
						4,160,284

	Agriculture - 0.5%
2,545,000	Philip Morris International, Inc.	A	6.875%	03/17/2014	N/A	2,550,630

	Auto Manufacturers - 0.7%
3,486,000	Toyota Motor Credit Corp., Series GMTN	AA-	1.250%	11/17/2014	N/A	3,509,945

	Banks - 33.9%
1,705,000	Abbey National Treasury Services PLC (United Kingdom)	A	2.875%	04/25/2014	N/A	1,711,020
10,901,000	Bank of America Corp., Series MTN	A-	7.375%	05/15/2014	N/A	11,048,752
474,000	Bank of America Corp.	A-	5.375%	06/15/2014	N/A	480,321
4,814,000	Bank of America Corp., Series MTN	A-	5.450%	07/15/2014	N/A	4,888,829
1,389,000	Bank of America Corp.(a)	A-	5.125%	11/15/2014	N/A	1,432,701
1,008,000	Bank of Montreal, Series MTN (Canada)	A+	1.750%	04/29/2014	N/A	1,010,441
2,669,000	Bank of New York Mellon Corp., Series MTN	A+	4.300%	05/15/2014	N/A	2,690,637
1,511,000	Bank of New York Mellon Corp., Series MTN	A+	1.700%	11/24/2014	10/25/14 @ 100	1,524,487
9,450,000	Barclays Bank PLC (United Kingdom)	A	5.200%	07/10/2014	N/A	9,608,505
1,592,000	BB&T Corp., Series MTN	A-	2.050%	04/28/2014	03/28/14 @ 100	1,593,800
906,000	BB&T Corp., Series MTN	A-	5.700%	04/30/2014	N/A	913,426
3,275,000	BBVA US Senior SAU (Spain)	BBB-	3.250%	05/16/2014	N/A	3,290,969
2,634,000	Capital One Financial Corp.	BBB	7.375%	05/23/2014	N/A	2,673,942
1,762,000	Capital One Financial Corp.	BBB	2.125%	07/15/2014	N/A	1,772,854
2,035,000	Citigroup, Inc.	A-	5.125%	05/05/2014	N/A	2,051,146
4,564,000	Citigroup, Inc.	A-	6.375%	08/12/2014	N/A	4,682,171
9,492,000	Citigroup, Inc.	BBB+	5.000%	09/15/2014	N/A	9,715,641
4,694,000	Citigroup, Inc., Series MTN	A-	5.500%	10/15/2014	N/A	4,836,144
5,379,000	Credit Suisse New York (Switzerland)	A	5.500%	05/01/2014	N/A	5,423,845
3,215,000	Deutsche Bank AG (Germany)	A	3.875%	08/18/2014	N/A	3,266,469
4,966,000	Goldman Sachs Group, Inc., Series MTN	A-	6.000%	05/01/2014	N/A	5,009,686
4,824,000	Goldman Sachs Group, Inc.	A-	5.000%	10/01/2014	N/A	4,948,155
2,971,000	Goldman Sachs Group, Inc.	A-	5.500%	11/15/2014	N/A	3,075,371
1,008,000	Goldman Sachs Group, Inc.	A-	6.150%	04/01/2018	N/A	1,162,826
2,600,000	HSBC Bank USA NA	A	4.625%	04/01/2014	N/A	2,608,180
1,511,000	JPMorgan Chase & Co.	A-	4.875%	03/15/2014	N/A	1,512,892
6,352,000	JPMorgan Chase & Co.	A	4.650%	06/01/2014	N/A	6,411,366
6,111,000	JPMorgan Chase & Co.	A-	5.125%	09/15/2014	N/A	6,259,094
1,350,000	KeyBank NA, Series BKNT	BBB+	5.800%	07/01/2014	N/A	1,373,327
8,093,000	Morgan Stanley	BBB+	4.750%	04/01/2014	N/A	8,118,193
5,900,000	Morgan Stanley, Series GMTN	A-	6.000%	05/13/2014	N/A	5,963,112
554,000	Morgan Stanley	A-	2.875%	07/28/2014	N/A	559,314
5,745,000	Morgan Stanley	A-	4.200%	11/20/2014	N/A	5,896,789
1,108,000	Northern Trust Corp.	A+	4.625%	05/01/2014	N/A	1,115,634
2,014,000	PNC Funding Corp.	A-	3.000%	05/19/2014	N/A	2,025,206
1,007,000	Regions Financial Corp.	BBB-	7.750%	11/10/2014	N/A	1,056,269
3,313,000	Royal Bank of Canada, Series GMTN (Canada)	AA-	1.450%	10/30/2014	N/A	3,338,977
604,000	Royal Bank of Scotland Group PLC (United Kingdom)	BB+	5.000%	10/01/2014	N/A	615,197
1,030,000	State Street Corp.	A+	4.300%	05/30/2014	N/A	1,039,961
1,510,000	Toronto-Dominion Bank (Canada)	AA-	1.375%	07/14/2014	N/A	1,516,316
2,707,000	US Bancorp	A+	4.200%	05/15/2014	N/A	2,727,828
1,007,000	US Bancorp, Series MTN	A+	2.875%	11/20/2014	N/A	1,025,279
2,250,000	US Bank NA, Series BKNT	A+	4.950%	10/30/2014	N/A	2,320,018
2,837,000	Wachovia Bank NA, Series BKNT	A+	4.800%	11/01/2014	N/A	2,920,320
3,471,000	Wachovia Corp.	A	5.250%	08/01/2014	N/A	3,540,205
1,131,000	Wells Fargo & Co.	A	4.625%	04/15/2014	N/A	1,136,636
6,291,000	Wells Fargo & Co., Series GMTN	A+	3.750%	10/01/2014	N/A	6,421,161
1,798,000	Wells Fargo & Co.	A	5.000%	11/15/2014	N/A	1,853,242
504,000	Zions Bancorporation	BBB-	7.750%	09/23/2014	N/A	522,534
						160,689,188

	Beverages - 2.8%
2,518,000	Anheuser-Busch InBev Worldwide, Inc.	A	1.500%	07/14/2014	N/A	2,528,445
4,380,000	Anheuser-Busch InBev Worldwide, Inc.	A	5.375%	11/15/2014	N/A	4,529,358
4,067,000	Bottling Group, LLC	A	6.950%	03/15/2014	N/A	4,074,524
2,010,000	PepsiCo, Inc.	A-	0.800%	08/25/2014	N/A	2,014,924
						13,147,251

	Biotechnology - 2.1%
3,122,000	Amgen, Inc.	A	1.875%	11/15/2014	N/A	3,153,233
3,820,000	Amgen, Inc.	A	4.850%	11/18/2014	N/A	3,936,942
2,618,000	Gilead Sciences, Inc.	A-	2.400%	12/01/2014	N/A	2,655,992
						9,746,167

	Chemicals - 1.0%
1,712,000	Ecolab, Inc.	BBB+	2.375%	12/08/2014	N/A	1,738,486
1,108,000	EI du Pont de Nemours & Co.	A	4.875%	04/30/2014	N/A	1,115,766
1,008,000	Potash Corp. of Saskatchewan, Inc. (Canada)	A-	5.250%	05/15/2014	N/A	1,017,410
906,000	Sherwin-Williams Co.	A	3.125%	12/15/2014	N/A	924,933
						4,796,595

	Commercial Services - 0.4%
2,024,000	Yale University, Series MTN	AAA	2.900%	10/15/2014	N/A	2,056,997

	Computers - 4.7%
6,231,000	Hewlett-Packard Co.	NR	6.125%	03/01/2014	N/A	6,231,000
1,558,000	Hewlett-Packard Co.	BBB+	1.550%	05/30/2014	N/A	1,561,775
4,754,000	Hewlett-Packard Co.	BBB+	4.750%	06/02/2014	N/A	4,803,280
2,540,000	Hewlett-Packard Co.	BBB+	2.625%	12/09/2014	N/A	2,579,957
2,400,000	International Business Machines Corp.	AA-	1.250%	05/12/2014	N/A	2,405,042
4,844,000	International Business Machines Corp.	AA-	0.875%	10/31/2014	N/A	4,866,258
						22,447,312

	Cosmetics & Personal Care - 1.4%
3,122,000	Procter & Gamble Co.	AA-	0.700%	08/15/2014	N/A	3,129,621
3,510,000	Procter & Gamble Co.	AA-	4.950%	08/15/2014	N/A	3,584,180
						6,713,801

	Diversified Financial Services - 11.6%
3,821,000	American Express Co.	BBB+	7.250%	05/20/2014	N/A	3,875,763
4,579,000	American Express Credit Corp., Series MTN	A-	5.125%	08/25/2014	N/A	4,682,476
7,089,000	Bear Stearns Cos., LLC	A	5.700%	11/15/2014	N/A	7,350,449
3,222,000	BlackRock, Inc.	A+	3.500%	12/10/2014	N/A	3,300,472
3,339,000	Ford Motor Credit Co., LLC(a)	BBB-	8.000%	06/01/2014	N/A	3,398,655
3,300,000	Ford Motor Credit Co., LLC	BBB-	8.700%	10/01/2014	N/A	3,456,964
5,400,000	General Electric Capital Corp.	AA+	5.900%	05/13/2014	N/A	5,457,380
1,511,000	General Electric Capital Corp., Series MTN	AA+	5.500%	06/04/2014	N/A	1,530,758
1,827,000	General Electric Capital Corp., Series MTN	AA+	5.650%	06/09/2014	N/A	1,852,971
3,956,000	General Electric Capital Corp., Series MTNA	AA+	4.750%	09/15/2014	N/A	4,051,067
4,704,000	General Electric Capital Corp., Series A	AA+	3.750%	11/14/2014	N/A	4,815,682
3,168,000	International Lease Finance Corp., Series MTN	BBB-	5.650%	06/01/2014	N/A	3,208,772
1,511,000	John Deere Capital Corp., Series MTN	NR	1.600%	03/03/2014	N/A	1,511,000
1,511,000	John Deere Capital Corp., Series MTN	A	1.250%	12/02/2014	N/A	1,522,372
736,000	National Rural Utilities Cooperative Finance Corp.	NR	4.750%	03/01/2014	N/A	736,000
1,624,000	SLM Corp., Series MTNA	BBB-	5.375%	05/15/2014	N/A	1,640,240
2,310,000	TD Ameritrade Holding Corp.	A	4.150%	12/01/2014	N/A	2,374,133
						54,765,154

	Electric - 1.0%
2,309,000	Duke Energy Corp.	BBB	3.950%	09/15/2014	N/A	2,352,643
870,000	NiSource Finance Corp.	BBB-	5.400%	07/15/2014	N/A	885,102
1,428,000	Pacific Gas & Electric Co.	NR	4.800%	03/01/2014	N/A	1,428,000
						4,665,745

	Electronics - 0.4%
1,612,000	Amphenol Corp.	BBB	4.750%	11/15/2014	N/A	1,658,503

	Food - 0.3%
1,445,000	ConAgra Foods, Inc.	BBB-	5.875%	04/15/2014	N/A	1,453,969

	Gas - 0.3%
705,000	Atmos Energy Corp.	A-	4.950%	10/15/2014	N/A	723,798
767,000	Sempra Energy	BBB+	2.000%	03/15/2014	N/A	767,373
						1,491,171

	Health Care Products - 0.4%
1,838,000	Medtronic, Inc.	AA-	4.500%	03/15/2014	N/A	1,840,162

	Health Care Services - 0.3%
1,570,000	WellPoint, Inc.	A-	5.000%	12/15/2014	N/A	1,626,391

	Holding Companies-Diversified - 0.7%
3,238,000	EnCana Holdings Finance Corp. (Canada)	BBB	5.800%	05/01/2014	N/A	3,265,257

	Home Furnishings - 0.3%
1,511,000	Whirlpool Corp., Series MTN	BBB	8.600%	05/01/2014	N/A	1,529,915

	Insurance - 2.5%
1,360,000	ACE INA Holdings, Inc.	A	5.875%	06/15/2014	N/A	1,380,997
1,410,000	Allstate Corp.	A-	5.000%	08/15/2014	N/A	1,439,121
1,647,000	CNA Financial Corp.	BBB	5.850%	12/15/2014	N/A	1,713,888
1,509,000	Genworth Holdings, Inc.(a)	BBB-	5.750%	06/15/2014	N/A	1,530,097
806,000	Prudential Financial, Inc., Series MTNB	A	4.750%	04/01/2014	N/A	808,755
3,424,000	Prudential Financial, Inc., Series MTNB	A	5.100%	09/20/2014	N/A	3,512,233
1,610,000	XLIT Ltd. (Cayman Islands)	A-	5.250%	09/15/2014	N/A	1,649,350
						12,034,441

	Internet - 0.9%
4,012,000	Google, Inc.	AA	1.250%	05/19/2014	N/A	4,021,641

	Iron & Steel - 0.1%
403,000	ArcelorMittal USA, LLC	BB+	6.500%	04/15/2014	N/A	405,158

	Machinery-Construction & Mining - 0.9%
2,314,000	Caterpillar Financial Services Corp., Series MTN	A	1.375%	05/20/2014	N/A	2,319,697
1,830,000	Caterpillar, Inc.	A	1.375%	05/27/2014	N/A	1,834,765
						4,154,462

	Machinery-Diversified - 0.4%
1,977,000	Deere & Co.	A	6.950%	04/25/2014	N/A	1,995,287

	Media - 3.6%
2,762,000	21st Century Fox America, Inc.	BBB+	5.300%	12/15/2014	N/A	2,870,071
1,235,000	Cox Communications, Inc.	BBB	5.450%	12/15/2014	N/A	1,282,086
4,018,000	DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc.	BBB	4.750%	10/01/2014	N/A	4,115,903
2,014,000	NBCUniversal Media, LLC	A-	2.100%	04/01/2014	N/A	2,016,701
2,040,000	Time Warner Cable, Inc.	BBB	7.500%	04/01/2014	N/A	2,050,561
1,408,000	Viacom, Inc.	BBB	4.375%	09/15/2014	N/A	1,436,792
3,316,000	Walt Disney Co., Series E	A	0.875%	12/01/2014	N/A	3,334,722
						17,106,836

	Mining - 1.4%
6,284,000	Rio Tinto Finance USA Ltd. (Australia)	A-	8.950%	05/01/2014	N/A	6,367,219

	Miscellaneous Manufacturing - 0.2%
906,000	Illinois Tool Works, Inc.	A+	5.150%	04/01/2014	N/A	909,148

	Office & Business Equipment - 0.5%
2,264,000	Xerox Corp.	BBB	8.250%	05/15/2014	N/A	2,296,334

	Oil & Gas - 4.6%
866,000	Anadarko Petroleum Corp.	BBB-	7.625%	03/15/2014	N/A	867,667
3,426,000	BP Capital Markets PLC (United Kingdom)	A	3.625%	05/08/2014	N/A	3,446,217
2,417,000	BP Capital Markets PLC (United Kingdom)	A	1.700%	12/05/2014	N/A	2,441,951
1,318,000	Canadian Natural Resources Ltd. (Canada)	BBB+	1.450%	11/14/2014	N/A	1,327,483
2,377,000	Husky Energy, Inc. (Canada)	BBB+	5.900%	06/15/2014	N/A	2,413,057
3,261,000	Petrohawk Energy Corp.	BBB+	7.250%	08/15/2018	08/15/14 @ 104	3,484,718
6,760,000	Shell International Finance BV (Netherlands)	AA	4.000%	03/21/2014	N/A	6,771,627
504,000	Statoil ASA (Norway)	AA-	3.875%	04/15/2014	N/A	505,929
574,000	Statoil ASA (Norway)	AA-	2.900%	10/15/2014	N/A	583,367
						21,842,016

	Pharmaceuticals - 4.4%
2,870,000	AstraZeneca PLC (United Kingdom)	AA-	5.400%	06/01/2014	N/A	2,905,347
2,618,000	Eli Lilly & Co.	AA-	4.200%	03/06/2014	N/A	2,618,280
3,720,000	Express Scripts Holding Co.	BBB+	2.750%	11/21/2014	N/A	3,780,610
3,501,000	GlaxoSmithKline Capital, Inc.	A+	4.375%	04/15/2014	N/A	3,516,825
1,208,000	Johnson & Johnson	AAA	1.200%	05/15/2014	N/A	1,210,156
1,560,000	Mead Johnson Nutrition Co.	BBB-	3.500%	11/01/2014	N/A	1,588,919
2,074,000	Sanofi (France)	AA	1.625%	03/28/2014	N/A	2,075,916
3,294,000	Sanofi (France)	AA	1.200%	09/30/2014	N/A	3,311,758
						21,007,811

	Pipelines - 0.7%
1,662,000	Enterprise Products Operating, LLC, Series G	BBB+	5.600%	10/15/2014	N/A	1,713,329
1,561,000	Kinder Morgan Energy Partners, LP	BBB	5.125%	11/15/2014	N/A	1,610,304
						3,323,633

	Real Estate Investment Trusts - 0.3%
1,309,000	ERP Operating, LP	BBB+	5.250%	09/15/2014	N/A	1,341,162

	Retail - 1.5%
1,394,000	CVS Caremark Corp.	BBB+	4.875%	09/15/2014	N/A	1,426,626
50,000	Macy's Retail Holdings, Inc.	BBB+	5.750%	07/15/2014	N/A	50,923
3,221,000	Wal-Mart Stores, Inc.	AA	1.625%	04/15/2014	N/A	3,226,273
2,384,000	Wal-Mart Stores, Inc.	AA	3.200%	05/15/2014	N/A	2,397,937
						7,101,759

	Semiconductors - 0.4%
1,632,000	Texas Instruments, Inc.	A+	1.375%	05/15/2014	N/A	1,635,628

	Software - 2.0%
201,000	CA, Inc.	BBB+	6.125%	12/01/2014	N/A	209,203
5,233,000	Microsoft Corp.	AAA	2.950%	06/01/2014	N/A	5,266,957
4,081,000	Oracle Corp.	A+	3.750%	07/08/2014	N/A	4,129,311
						9,605,471

	Telecommunications - 8.4%
6,696,000	AT&T, Inc.	A-	5.100%	09/15/2014	N/A	6,862,757
4,848,000	BellSouth Corp.	A-	5.200%	09/15/2014	N/A	4,970,504
5,600,000	Cisco Systems, Inc.	AA-	1.625%	03/14/2014	N/A	5,602,022
1,620,000	Cisco Systems, Inc.	AA-	2.900%	11/17/2014	N/A	1,649,652
2,100,000	Deutsche Telekom International Finance BV (Netherlands)	BBB+	4.875%	07/08/2014	N/A	2,131,603
2,241,000	Orange SA (France)	BBB+	4.375%	07/08/2014	N/A	2,274,691
705,000	Qwest Corp.	BBB-	7.500%	10/01/2014	N/A	730,771
2,417,000	Rogers Communications, Inc. (Canada)	NR	6.375%	03/01/2014	N/A	2,417,000
2,316,000	Telecom Italia Capital SA (Luxembourg)	BB+	6.175%	06/18/2014	N/A	2,350,740
1,410,000	Telecom Italia Capital SA (Luxembourg)(a)	BB+	4.950%	09/30/2014	N/A	1,439,962
2,598,000	Verizon Communications, Inc.	BBB+	1.950%	03/28/2014	N/A	2,600,788
3,114,000	Verizon Communications, Inc.	BBB+	1.250%	11/03/2014	N/A	3,130,464
900,000	Virgin Media Secured Finance PLC (United Kingdom)	BB-	6.500%	01/15/2018	01/15/15 @ 102	934,875
2,723,000	Vodafone Group PLC (United Kingdom)	A-	4.150%	06/10/2014	N/A	2,749,084
						39,844,913

	Transportation - 0.5%
2,316,000	United Parcel Service, Inc.	A+	3.875%	04/01/2014	N/A	2,322,003

	Total Corporate Bonds - 97.6%
	(Cost $461,547,132)					462,273,357

	U.S. Treasury Securities - 2.3%
11,000,000	U.S. Treasury Bill(b)	NR	0.000%	05/22/2014	N/A	10,999,175
	(Cost $10,999,321)

	Total Long-Term Investments - 99.9%
	(Cost $472,546,453)					473,272,532

Number
of Shares	Description					Value
	Investments of Collateral for Securities Loaned - 0.3%
1,408,210	BNY Mellon Securities Lending Overnight Fund, 0.1057%(c) (d)					1,408,210
	(Cost $1,408,210)

	Total Investments - 100.2%
	(Cost $473,954,663)					474,680,742
	Liabilities in excess of Other Assets - (0.2%)					(932,174)
	Net Assets - 100.0%					$ 473,748,568

AG - Stock Company
ASA - Stock Company
BV - Limited Liability Company
LLC - Limited Liability Company
LP - Limited Partnership
N/A- Not Applicable
PLC - Public Limited Company
SA - Corporation
SAU - Incorporated with Limited Liability

*
Ratings shown are per Standard & Poor's Rating Group, Moody's Investor Services, Inc. or Fitch Ratings.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  Although not rated, U.S. Treasury Securities have an implied rating of AA+/Aa.   The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates. All optional call provisions are unaudited.
(a)	Security, or portion thereof, was on loan at February 28, 2014.
(b)	Zero coupon bond.
(c)	At February 28, 2014, the total market value of the Fund's securities on loan was $1,378,454 and the total market value of the collateral held by the Fund was $1,408,210.
(d)	Interest rate shown reflects yield as of February 28, 2014.

See previously submitted notes to financial statements for the period ended November 30, 2013.

% of Long-Term
Country Breakdown	Investments
United States	82.0%
United Kingdom	5.8%
Canada	3.4%
Netherlands	1.9%
France	1.6%
Australia	1.4%
Switzerland	1.2%
Luxembourg	0.8%
Spain	0.7%
Germany	0.7%
Cayman Islands	0.3%
Norway	0.2%

Subject to change daily.

At February 28, 2014, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$473,954,663	$750,965	$(24,886)	$726,079

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and ask prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). A valuation committee consisting of representatives from investment management, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Fund and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, unchanged priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Board of Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs as described above. The fair value estimates for the Level 3 securities are determined in accordance with the Trust's valuation procedures. The Fund did not have any Level 3 securities at February 28, 2014.

Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of February 28, 2014:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$-	$462,274	$-	$462,274
U.S. Treasury Securities	-	10,999	-	10,999
Investments of Collateral for Securities Loaned	1,408	-	-	1,408
Total	$1,408	$473,273	$-	$474,681

During the nine months ended February 28, 2014, there were no transfers between levels.

BSCF Guggenheim BulletShares 2015 Corporate Bond ETF
Portfolio of Investments
February 28, 2014 (unaudited)

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Long-Term Investments - 99.0%
	Corporate Bonds - 99.0%
	Aerospace & Defense - 0.8%
$1,465,000	Boeing Co.	A	3.500%	02/15/2015	N/A	$ 1,508,749
900,000	General Dynamics Corp.	A	1.375%	01/15/2015	N/A	908,466
1,712,000	United Technologies Corp.	A	4.875%	05/01/2015	N/A	1,798,585
						4,215,800

	Agriculture - 0.4%
1,900,000	Altria Group, Inc.	BBB	4.125%	09/11/2015	N/A	2,000,065

	Auto Manufacturers - 1.5%
2,600,000	Toyota Motor Credit Corp., Series MTN	AA-	1.000%	02/17/2015	N/A	2,618,515
2,425,000	Toyota Motor Credit Corp., Series MTN	AA-	3.200%	06/17/2015	N/A	2,513,081
2,800,000	Toyota Motor Credit Corp.	AA-	0.875%	07/17/2015	N/A	2,820,392
						7,951,988

	Banks - 36.8%
1,000,000	American Express Centurion Bank	A-	0.875%	11/13/2015	N/A	1,005,617
3,713,000	Bank of America Corp., Series MTNC	A-	5.000%	01/15/2015	N/A	3,851,870
5,680,000	Bank of America Corp.	A-	4.500%	04/01/2015	N/A	5,910,733
2,275,000	Bank of America Corp.(a)	A-	4.750%	08/01/2015	N/A	2,402,630
2,600,000	Bank of America Corp.	A-	3.700%	09/01/2015	N/A	2,710,568
1,100,000	Bank of America Corp., Series MTNB	A-	5.300%	09/30/2015	N/A	1,172,922
3,500,000	Bank of America Corp.	A-	1.500%	10/09/2015	N/A	3,538,710
500,000	Bank of America Corp.	BBB+	5.250%	12/01/2015	N/A	535,090
1,765,000	Bank of Montreal, Series MTN (Canada)	A+	0.800%	11/06/2015	N/A	1,775,251
1,700,000	Bank of New York Mellon Corp., Series MTN	A+	3.100%	01/15/2015	N/A	1,740,819
1,400,000	Bank of New York Mellon Corp., Series MTN	A+	1.200%	02/20/2015	01/20/15 @ 100	1,411,439
300,000	Bank of New York Mellon Corp., Series MTNG	A	4.950%	03/15/2015	N/A	314,344
1,695,000	Bank of New York Mellon Corp., Series 001	A+	2.950%	06/18/2015	N/A	1,749,932
1,160,000	Bank of New York Mellon Corp.	A+	0.700%	10/23/2015	09/23/15 @ 100	1,164,289
1,100,000	Bank of Nova Scotia (Canada)	A+	1.850%	01/12/2015	N/A	1,114,546
4,833,000	Bank of Nova Scotia (Canada)	A+	3.400%	01/22/2015	N/A	4,965,163
1,900,000	Bank of Nova Scotia (Canada)	A+	2.050%	10/07/2015	N/A	1,949,590
3,000,000	Bank of Nova Scotia (Canada)	A+	0.750%	10/09/2015	N/A	3,018,087
2,500,000	Barclays Bank PLC (United Kingdom)	A	2.750%	02/23/2015	N/A	2,554,120
1,800,000	Barclays Bank PLC (United Kingdom)	A	3.900%	04/07/2015	N/A	1,866,564
1,625,000	BB&T Corp.	BBB+	5.200%	12/23/2015	N/A	1,748,235
3,250,000	BBVA US Senior SAU (Spain)	BBB-	4.664%	10/09/2015	N/A	3,406,666
147,000	BNP Paribas SA, Series MTN (France)(b)	A+	2.995%	12/20/2014	N/A	150,121
4,634,000	BNP Paribas SA, Series 0212 (France)	A+	3.250%	03/11/2015	N/A	4,772,376
2,000,000	Canadian Imperial Bank of Commerce (Canada)	A+	0.900%	10/01/2015	N/A	2,014,386
1,973,000	Canadian Imperial Bank of Commerce (Canada)	A+	2.350%	12/11/2015	N/A	2,036,746
3,000,000	Capital One Financial Corp.	BBB	2.150%	03/23/2015	N/A	3,051,426
1,000,000	Capital One Financial Corp.	BBB	1.000%	11/06/2015	N/A	1,003,136
2,500,000	Citigroup, Inc.	A-	6.010%	01/15/2015	N/A	2,614,855
1,635,000	Citigroup, Inc.	A-	2.650%	03/02/2015	N/A	1,667,720
1,750,000	Citigroup, Inc.	BBB+	4.875%	05/07/2015	N/A	1,830,482
3,588,000	Citigroup, Inc.	A-	4.750%	05/19/2015	N/A	3,759,865
960,000	Citigroup, Inc.	A-	4.700%	05/29/2015	N/A	1,006,086
2,250,000	Citigroup, Inc.	A-	2.250%	08/07/2015	N/A	2,296,028
3,500,000	Citigroup, Inc.	A-	4.587%	12/15/2015	N/A	3,727,657
2,300,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)	AA-	2.125%	10/13/2015	N/A	2,363,791
4,050,000	Credit Suisse New York, Series MTN (Switzerland)	A	3.500%	03/23/2015	N/A	4,181,520
2,957,000	Deutsche Bank AG (Germany)	A2	3.450%	03/30/2015	N/A	3,047,682
200,000	Dresdner Bank AG (Germany)	BB+	7.250%	09/15/2015	N/A	215,624
500,000	Fifth Third Bank, Series BKNT	BBB+	4.750%	02/01/2015	N/A	519,125
890,000	First Horizon National Corp.	BB+	5.375%	12/15/2015	N/A	951,877
3,286,000	Goldman Sachs Group, Inc.	A-	5.125%	01/15/2015	N/A	3,414,591
4,250,000	Goldman Sachs Group, Inc.	A-	3.300%	05/03/2015	N/A	4,377,016
4,550,000	Goldman Sachs Group, Inc., Series GMTN	A-	3.700%	08/01/2015	N/A	4,732,055
3,000,000	Goldman Sachs Group, Inc., Series MTN	A-	1.600%	11/23/2015	N/A	3,035,148
4,185,000	HSBC USA, Inc.	A+	2.375%	02/13/2015	N/A	4,263,837
5,136,000	JPMorgan Chase & Co.	A	3.700%	01/20/2015	N/A	5,284,389
2,480,000	JPMorgan Chase & Co.	A	4.750%	03/01/2015	N/A	2,581,452
2,200,000	JPMorgan Chase & Co., Series MTN	A	1.875%	03/20/2015	N/A	2,230,650
1,900,000	JPMorgan Chase & Co.	A-	5.250%	05/01/2015	N/A	1,995,673
2,370,000	JPMorgan Chase & Co.	A	3.400%	06/24/2015	N/A	2,455,332
2,680,000	JPMorgan Chase & Co.	A-	5.150%	10/01/2015	N/A	2,856,076
4,000,000	JPMorgan Chase & Co., Series GMTN	A	1.100%	10/15/2015	N/A	4,024,916
1,500,000	KeyCorp, Series MTN	BBB+	3.750%	08/13/2015	N/A	1,564,710
3,000,000	Morgan Stanley, Series GMTN	A-	4.100%	01/26/2015	N/A	3,092,850
5,064,000	Morgan Stanley, Series MTN	A-	6.000%	04/28/2015	N/A	5,370,666
1,900,000	Morgan Stanley, Series GMTN	A-	4.000%	07/24/2015	N/A	1,982,544
3,900,000	Morgan Stanley	A-	5.375%	10/15/2015	N/A	4,182,380
2,600,000	Morgan Stanley	A-	3.450%	11/02/2015	N/A	2,710,167
2,000,000	National Bank of Canada (Canada)	A	1.500%	06/26/2015	N/A	2,027,350
1,950,000	PNC Funding Corp.	A-	3.625%	02/08/2015	N/A	2,008,484
326,000	PNC Funding Corp.	A-	4.250%	09/21/2015	N/A	343,640
1,165,000	PNC Funding Corp.	BBB+	5.250%	11/15/2015	N/A	1,250,005
720,000	Regions Financial Corp.	BBB-	5.750%	06/15/2015	N/A	761,198
2,200,000	Royal Bank of Canada, Series MTN (Canada)	AA-	1.150%	03/13/2015	N/A	2,219,569
1,500,000	Royal Bank of Canada, Series MTN (Canada)	AA-	0.800%	10/30/2015	N/A	1,508,625
3,000,000	Royal Bank of Canada (Canada)	Aaa	0.625%	12/04/2015	N/A	3,008,583
2,600,000	Royal Bank of Canada, Series MTN (Canada)	AA-	2.625%	12/15/2015	N/A	2,699,052
4,200,000	Royal Bank of Scotland Group PLC (United Kingdom)	BBB+	2.550%	09/18/2015	N/A	4,298,960
1,600,000	Royal Bank of Scotland PLC (United Kingdom)	A-	4.875%	03/16/2015	N/A	1,666,982
1,611,000	Royal Bank of Scotland PLC (United Kingdom)	A-	3.950%	09/21/2015	N/A	1,686,790
1,600,000	Sumitomo Mitsui Banking Corp. (Japan)	A+	1.350%	07/18/2015	N/A	1,617,429
2,111,000	UBS AG, Series BKNT (Switzerland)	A	3.875%	01/15/2015	N/A	2,174,499
800,000	US Bancorp, Series MTN	A+	3.150%	03/04/2015	N/A	822,731
1,510,000	US Bancorp, Series MTN	A+	2.450%	07/27/2015	N/A	1,552,777
942,000	US Bank NA, Series BKNT	A+	4.800%	04/15/2015	N/A	987,033
1,500,000	Wachovia Bank NA, Series BKNT	A+	4.875%	02/01/2015	N/A	1,560,720
200,000	Wachovia Bank NA, Series BKNT	A+	5.000%	08/15/2015	N/A	212,306
3,105,000	Wells Fargo & Co., Series MTN	A+	1.250%	02/13/2015	N/A	3,132,703
2,610,000	Wells Fargo & Co.	A+	3.625%	04/15/2015	N/A	2,704,988
3,700,000	Wells Fargo & Co.	A+	1.500%	07/01/2015	N/A	3,751,626
1,250,000	Wells Fargo Bank NA, Series AI	A+	4.750%	02/09/2015	N/A	1,300,405
1,000,000	Wells Fargo Bank NA	AA-	0.750%	07/20/2015	N/A	1,005,614
						195,574,209

	Beverages - 3.4%
2,230,000	Anheuser-Busch InBev Worldwide, Inc.	A	4.125%	01/15/2015	N/A	2,301,516
1,750,000	Anheuser-Busch InBev Worldwide, Inc.	A	3.625%	04/15/2015	N/A	1,812,494
3,151,000	Anheuser-Busch InBev Worldwide, Inc.	A	0.800%	07/15/2015	N/A	3,168,504
1,500,000	Coca-Cola Co.	AA-	0.750%	03/13/2015	N/A	1,507,185
2,000,000	Coca-Cola Co.	AA-	1.500%	11/15/2015	N/A	2,037,098
1,000,000	Diageo Finance BV (Netherlands)	A-	3.250%	01/15/2015	N/A	1,024,871
1,190,000	Diageo Finance BV (Netherlands)	A-	5.300%	10/28/2015	N/A	1,283,366
1,200,000	PepsiCo, Inc.	A-	3.100%	01/15/2015	N/A	1,228,973
1,660,000	PepsiCo, Inc.	A-	0.750%	03/05/2015	N/A	1,667,281
1,850,000	PepsiCo, Inc.	A-	0.700%	08/13/2015	N/A	1,857,146
						17,888,434

	Biotechnology - 0.8%
660,000	Celgene Corp.	BBB+	2.450%	10/15/2015	N/A	678,143
2,305,000	Genentech, Inc.	AA	4.750%	07/15/2015	N/A	2,438,994
1,100,000	Genzyme Corp.	AA	3.625%	06/15/2015	N/A	1,144,005
						4,261,142

	Building Materials - 0.0%***
200,000	Masco Corp.	BBB-	4.800%	06/15/2015	N/A	209,500

	Chemicals - 0.7%
550,000	Ecolab, Inc.	BBB+	1.000%	08/09/2015	N/A	552,963
1,880,000	EI du Pont de Nemours & Co.	A	3.250%	01/15/2015	N/A	1,927,154
680,000	Potash Corp. of Saskatchewan, Inc. (Canada)	A-	3.750%	09/30/2015	N/A	713,075
540,000	Praxair, Inc.	A	4.625%	03/30/2015	N/A	564,141
						3,757,333

	Computers - 1.9%
1,600,000	Hewlett-Packard Co.	BBB+	2.350%	03/15/2015	N/A	1,628,638
2,020,000	Hewlett-Packard Co.	BBB+	2.125%	09/13/2015	N/A	2,060,402
1,150,000	Hewlett-Packard Co.	BBB+	2.200%	12/01/2015	N/A	1,177,733
2,900,000	International Business Machines Corp.	AA-	0.550%	02/06/2015	N/A	2,910,643
2,300,000	International Business Machines Corp.	AA-	0.750%	05/11/2015	N/A	2,314,387
						10,091,803

	Cosmetics & Personal Care - 1.2%
1,900,000	Procter & Gamble Co.	AA-	3.500%	02/15/2015	N/A	1,956,373
500,000	Procter & Gamble Co.	AA-	3.150%	09/01/2015	N/A	520,084
2,200,000	Procter & Gamble Co.	AA-	1.800%	11/15/2015	N/A	2,251,566
1,300,000	Procter & Gamble Co.	AA-	4.850%	12/15/2015	N/A	1,399,945
						6,127,968

	Diversified Financial Services - 13.8%
3,750,000	American Express Credit Corp., Series MTN	A-	1.750%	06/12/2015	N/A	3,812,572
3,450,000	American Express Credit Corp., Series MTN	A-	2.750%	09/15/2015	N/A	3,565,827
2,000,000	American Honda Finance Corp., Series REGS	A+	1.000%	08/11/2015	N/A	2,015,112
1,300,000	Ameriprise Financial, Inc.	A	5.650%	11/15/2015	N/A	1,403,350
2,100,000	Bear Stearns Cos., LLC	A	5.300%	10/30/2015	N/A	2,253,012
1,000,000	BlackRock, Inc.	A+	1.375%	06/01/2015	N/A	1,012,405
3,858,000	Credit Suisse USA, Inc.	A	4.875%	01/15/2015	N/A	4,007,347
2,673,000	Credit Suisse USA, Inc.	A	5.125%	08/15/2015	N/A	2,849,079
2,350,000	Ford Motor Credit Co., LLC	BBB-	3.875%	01/15/2015	N/A	2,415,417
3,250,000	Ford Motor Credit Co., LLC	BBB-	7.000%	04/15/2015	N/A	3,473,074
2,200,000	Ford Motor Credit Co., LLC	BBB-	2.750%	05/15/2015	N/A	2,252,199
2,100,000	Ford Motor Credit Co., LLC	BBB-	12.000%	05/15/2015	N/A	2,377,467
2,000,000	Ford Motor Credit Co., LLC	BBB-	5.625%	09/15/2015	N/A	2,141,464
4,100,000	General Electric Capital Corp.	AA+	2.150%	01/09/2015	N/A	4,165,010
2,180,000	General Electric Capital Corp., Series MTN	AA+	4.875%	03/04/2015	N/A	2,279,851
1,700,000	General Electric Capital Corp., Series MTN	AA+	3.500%	06/29/2015	N/A	1,768,434
800,000	General Electric Capital Corp., Series MTN	AA+	2.375%	06/30/2015	N/A	820,658
4,113,000	General Electric Capital Corp.	AA+	1.625%	07/02/2015	N/A	4,180,589
888,000	General Electric Capital Corp., Series GMTN	AA+	4.375%	09/21/2015	N/A	938,601
4,100,000	General Electric Capital Corp.	AA+	2.250%	11/09/2015	N/A	4,220,388
2,000,000	General Electric Capital Corp.	AA+	1.000%	12/11/2015	N/A	2,018,966
1,000,000	HSBC Finance Corp.	A	5.250%	04/15/2015	N/A	1,050,489
2,897,000	HSBC Finance Corp.	A	5.000%	06/30/2015	N/A	3,053,968
1,600,000	International Lease Finance Corp.	BBB-	4.875%	04/01/2015	N/A	1,666,000
2,850,000	International Lease Finance Corp.	BBB-	8.625%	09/15/2015	N/A	3,159,938
1,050,000	Jefferies Group, LLC	BBB	3.875%	11/09/2015	N/A	1,099,602
1,260,000	John Deere Capital Corp., Series MTN	A	2.950%	03/09/2015	N/A	1,293,498
350,000	John Deere Capital Corp.	A	0.875%	04/17/2015	N/A	352,201
1,000,000	John Deere Capital Corp.	A	0.950%	06/29/2015	N/A	1,008,265
1,000,000	John Deere Capital Corp.	A	0.700%	09/04/2015	N/A	1,005,217
2,356,000	Nomura Holdings, Inc. (Japan)	BBB+	5.000%	03/04/2015	N/A	2,448,720
750,000	ORIX Corp. (Japan)	A-	4.710%	04/27/2015	N/A	781,835
984,000	SLM Corp., Series MTNA	BBB-	5.000%	04/15/2015	N/A	1,025,820
1,500,000	SLM Corp., Series MTN	BBB-	3.875%	09/10/2015	N/A	1,558,671
						73,475,046

	Electric - 2.2%
1,210,000	Constellation Energy Group, Inc.	BBB-	4.550%	06/15/2015	N/A	1,265,964
1,180,000	Dominion Resources, Inc., Series C	BBB+	5.150%	07/15/2015	N/A	1,250,992
1,020,000	Duke Energy Carolinas, LLC	A	5.300%	10/01/2015	N/A	1,096,067
760,000	Entergy Corp.	BBB-	3.625%	09/15/2015	N/A	786,285
1,460,000	Exelon Corp.	BBB-	4.900%	06/15/2015	N/A	1,534,003
900,000	NextEra Energy Capital Holdings, Inc.	BBB+	1.200%	06/01/2015	N/A	905,757
1,006,000	NextEra Energy Capital Holdings, Inc.	BBB+	7.875%	12/15/2015	N/A	1,129,065
800,000	Oncor Electric Delivery Co., LLC	A	6.375%	01/15/2015	N/A	838,827
1,000,000	Scottish Power Ltd. (United Kingdom)	BBB	5.375%	03/15/2015	N/A	1,045,275
945,000	Southern Power Co., Series D	BBB+	4.875%	07/15/2015	N/A	998,341
565,000	TransAlta Corp. (Canada)	BBB-	4.750%	01/15/2015	N/A	583,775
						11,434,351

	Electronics - 0.2%
870,000	Agilent Technologies, Inc.	BBB+	5.500%	09/14/2015	N/A	932,814

	Food - 0.6%
1,200,000	General Mills, Inc.	BBB+	5.200%	03/17/2015	N/A	1,258,307
1,000,000	Kroger Co.	BBB	3.900%	10/01/2015	N/A	1,049,132
750,000	WM Wrigley Jr Co.	BBB+	4.650%	07/15/2015	N/A	789,001
						3,096,440

	Forest Products & Paper - 0.0%***
180,000	Plum Creek Timberlands, LP	BBB	5.875%	11/15/2015	N/A	193,657

	Health Care Products - 1.4%
1,200,000	Baxter International, Inc.	A	4.625%	03/15/2015	N/A	1,251,943
1,400,000	Covidien International Finance SA (Luxembourg)	A	1.350%	05/29/2015	N/A	1,414,113
335,000	Life Technologies Corp.	BBB	4.400%	03/01/2015	N/A	347,159
2,400,000	Medtronic, Inc.	AA-	3.000%	03/15/2015	N/A	2,468,448
900,000	Medtronic, Inc., Series B	AA-	4.750%	09/15/2015	N/A	959,565
1,000,000	Stryker Corp.	A+	3.000%	01/15/2015	N/A	1,019,965
						7,461,193

	Health Care Services - 0.6%
1,000,000	Quest Diagnostics, Inc.	BBB+	5.450%	11/01/2015	N/A	1,073,895
900,000	UnitedHealth Group, Inc.	A	0.850%	10/15/2015	N/A	904,608
1,200,000	WellPoint, Inc.	A-	1.250%	09/10/2015	N/A	1,211,004
						3,189,507

	Household Products & Housewares - 0.2%
1,260,000	Clorox Co.	BBB+	5.000%	01/15/2015	N/A	1,308,312

	Insurance - 4.0%
900,000	ACE INA Holdings, Inc.	A	2.600%	11/23/2015	N/A	929,901
400,000	Aegon NV (Netherlands)	A-	4.625%	12/01/2015	N/A	425,427
1,400,000	American International Group, Inc.	A-	3.000%	03/20/2015	N/A	1,436,438
1,600,000	American International Group, Inc.	A-	5.050%	10/01/2015	N/A	1,707,184
700,000	AON Corp.	A-	3.500%	09/30/2015	N/A	728,405
1,779,000	Berkshire Hathaway Finance Corp.	AA	4.850%	01/15/2015	N/A	1,849,294
917,000	Berkshire Hathaway Finance Corp.	AA	2.450%	12/15/2015	N/A	948,931
2,983,000	Berkshire Hathaway, Inc.	AA	3.200%	02/11/2015	N/A	3,064,036
1,000,000	Manulife Financial Corp. (Canada)	A	3.400%	09/17/2015	N/A	1,040,474
18,000	Marsh & McLennan Cos., Inc.	A-	5.750%	09/15/2015	N/A	19,353
2,400,000	MetLife, Inc.	A-	5.000%	06/15/2015	N/A	2,537,995
2,000,000	MetLife, Inc., Series D	A-	4.368%	09/15/2023	N/A	2,125,896
300,000	Metropolitan Life Global Funding I, Series REGS	AA-	2.500%	09/29/2015	N/A	309,254
1,606,000	Prudential Financial, Inc., Series MTN	A	3.875%	01/14/2015	N/A	1,652,717
900,000	Prudential Financial, Inc., Series MTN	A	4.750%	09/17/2015	N/A	955,630
1,450,000	Transatlantic Holdings, Inc.	BBB	5.750%	12/14/2015	N/A	1,572,183
						21,303,118

	Internet - 0.5%
1,300,000	Amazon.com, Inc.(a)	AA-	0.650%	11/27/2015	N/A	1,302,223
1,200,000	eBay, Inc.	A	1.625%	10/15/2015	N/A	1,222,990
						2,525,213

	Lodging - 0.0%***
70,000	Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp.	BBB-	7.750%	08/15/2020	08/15/15 @ 104	78,575

	Machinery-Construction & Mining - 0.6%
950,000	Caterpillar Financial Services Corp., Series MTN	A	1.100%	05/29/2015	N/A	958,991
1,300,000	Caterpillar Financial Services Corp.	A	0.700%	11/06/2015	N/A	1,305,390
1,050,000	Caterpillar, Inc.	A	0.950%	06/26/2015	N/A	1,058,486
						3,322,867

	Media - 3.1%
1,605,000	Comcast Corp.	A-	6.500%	01/15/2015	N/A	1,688,200
1,400,000	Comcast Corp.	A-	5.850%	11/15/2015	N/A	1,524,201
500,000	Cox Communications, Inc.	BBB	5.500%	10/01/2015	N/A	536,064
2,248,000	DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc.	BBB	3.550%	03/15/2015	N/A	2,312,311
1,620,000	Discovery Communications, LLC	BBB	3.700%	06/01/2015	N/A	1,681,055
1,700,000	NBCUniversal Media, LLC	A-	3.650%	04/30/2015	N/A	1,762,465
1,500,000	TCI Communications, Inc.	A-	8.750%	08/01/2015	N/A	1,670,829
1,050,000	Time Warner Cable, Inc.	BBB	3.500%	02/01/2015	N/A	1,077,644
2,150,000	Time Warner, Inc.	BBB	3.150%	07/15/2015	N/A	2,224,783
1,000,000	Viacom, Inc.	BBB	1.250%	02/27/2015	N/A	1,006,030
1,000,000	Walt Disney Co., Series MTN	A	0.450%	12/01/2015	N/A	1,002,246
						16,485,828

	Metal Fabricate & Hardware - 0.2%
998,000	Precision Castparts Corp.	A-	0.700%	12/20/2015	N/A	1,001,192

	Mining - 0.8%
1,000,000	Freeport-McMoRan Copper & Gold, Inc.	BBB	1.400%	02/13/2015	N/A	1,006,910
1,060,000	Rio Tinto Alcan, Inc. (Canada)	A-	5.000%	06/01/2015	N/A	1,115,568
1,024,000	Rio Tinto Finance USA Ltd. (Australia)	A-	1.875%	11/02/2015	N/A	1,043,964
1,050,000	Rio Tinto Finance USA PLC (United Kingdom)	A-	1.125%	03/20/2015	N/A	1,056,743
						4,223,185

	Miscellaneous Manufacturing - 1.0%
1,300,000	Eaton Corp.	A-	0.950%	11/02/2015	N/A	1,307,272
3,650,000	General Electric Co.	AA+	0.850%	10/09/2015	N/A	3,673,729
124,000	Tyco International Finance SA (Luxembourg)	BBB+	3.375%	10/15/2015	N/A	128,223
						5,109,224

	Office & Business Equipment - 0.4%
1,829,000	Xerox Corp.	BBB	4.250%	02/15/2015	N/A	1,890,529

	Oil & Gas - 6.5%
3,448,000	BP Capital Markets PLC (United Kingdom)	A	3.875%	03/10/2015	N/A	3,571,466
3,700,000	BP Capital Markets PLC (United Kingdom)	A	3.125%	10/01/2015	N/A	3,852,477
2,000,000	BP Capital Markets PLC (United Kingdom)	A	0.700%	11/06/2015	N/A	2,007,960
2,534,000	ConocoPhillips	A	4.600%	01/15/2015	N/A	2,626,947
900,000	EOG Resources, Inc.	A-	2.950%	06/01/2015	N/A	928,440
2,000,000	Marathon Oil Corp.	BBB	0.900%	11/01/2015	N/A	2,007,216
800,000	Petrohawk Energy Corp.	BBB+	6.250%	06/01/2019	06/01/15 @ 103	874,417
1,465,000	Phillips 66	BBB	1.950%	03/05/2015	N/A	1,486,453
3,100,000	Plains Exploration & Production Co.	BBB	6.500%	11/15/2020	11/15/15 @ 105	3,441,000
3,210,000	Shell International Finance BV (Netherlands)	AA	3.100%	06/28/2015	N/A	3,327,316
1,650,000	Shell International Finance BV (Netherlands)	AA	3.250%	09/22/2015	N/A	1,724,021
1,300,000	Shell International Finance BV (Netherlands)	AA	0.625%	12/04/2015	N/A	1,303,945
2,390,000	Total Capital SA (France)	AA-	3.000%	06/24/2015	N/A	2,471,915
2,575,000	Total Capital SA (France)	AA-	3.125%	10/02/2015	N/A	2,686,701
2,250,000	Transocean, Inc. (Cayman Islands)	BBB-	4.950%	11/15/2015	N/A	2,399,697
						34,709,971

	Pharmaceuticals - 4.4%
6,200,000	AbbVie, Inc.	A	1.200%	11/06/2015	N/A	6,264,759
1,700,000	Express Scripts Holding Co.	BBB+	2.100%	02/12/2015	N/A	1,724,118
1,500,000	GlaxoSmithKline Capital PLC (United Kingdom)	A+	0.750%	05/08/2015	N/A	1,506,846
1,000,000	McKesson Corp.	BBB+	0.950%	12/04/2015	N/A	1,003,978
600,000	Medco Health Solutions, Inc.	BBB+	2.750%	09/15/2015	N/A	617,912
1,305,000	Merck Sharp & Dohme Corp.	AA	4.750%	03/01/2015	N/A	1,362,826
1,900,000	Merck Sharp & Dohme Corp.	AA	4.000%	06/30/2015	N/A	1,989,131
3,508,000	Novartis Capital Corp.	AA-	2.900%	04/24/2015	N/A	3,612,567
4,973,000	Pfizer, Inc.	AA	5.350%	03/15/2015	N/A	5,223,087
						23,305,224

	Pipelines - 1.1%
1,180,000	Energy Transfer Partners, LP	BBB-	5.950%	02/01/2015	N/A	1,234,048
1,100,000	Enterprise Products Operating, LLC	BBB+	1.250%	08/13/2015	N/A	1,108,956
660,000	TransCanada PipeLines Ltd. (Canada)	A-	0.875%	03/02/2015	N/A	663,060
1,180,000	TransCanada PipeLines Ltd. (Canada)	A-	3.400%	06/01/2015	N/A	1,223,544
1,440,000	Williams Partners, LP	BBB	3.800%	02/15/2015	N/A	1,482,109
						5,711,717

	Real Estate Investment Trusts - 1.0%
1,300,000	American Tower Corp.	BBB-	4.625%	04/01/2015	N/A	1,352,542
1,000,000	Host Hotels & Resorts, LP	BBB	5.875%	06/15/2019	06/15/15 @ 103	1,085,037
500,000	Host Hotels & Resorts, LP	BBB	6.000%	11/01/2020	11/01/15 @ 103	549,150
885,000	Simon Property Group, LP	A	5.100%	06/15/2015	N/A	936,777
1,054,000	Simon Property Group, LP	A	5.750%	12/01/2015	09/02/15 @ 100	1,135,139
500,000	Vornado Realty, LP	BBB	4.250%	04/01/2015	01/01/15 @ 100	512,956
						5,571,601

	Retail - 3.0%
1,100,000	AutoZone, Inc.	BBB	5.750%	01/15/2015	N/A	1,149,452
2,300,000	Costco Wholesale Corp.	A+	0.650%	12/07/2015	N/A	2,310,435
1,100,000	CVS Caremark Corp.	BBB+	3.250%	05/18/2015	N/A	1,135,815
700,000	Lowe's Cos., Inc.	A-	5.000%	10/15/2015	N/A	749,770
320,000	Macy's Retail Holdings, Inc.	BBB+	7.875%	07/15/2015	N/A	349,798
1,000,000	McDonald's Corp., Series MTN	A	0.750%	05/29/2015	N/A	1,006,396
1,600,000	Walgreen Co.	BBB	1.000%	03/13/2015	N/A	1,606,832
1,700,000	Wal-Mart Stores, Inc.	AA	2.875%	04/01/2015	N/A	1,748,117
1,708,000	Wal-Mart Stores, Inc.	AA	4.500%	07/01/2015	N/A	1,802,343
1,410,000	Wal-Mart Stores, Inc.	AA	2.250%	07/08/2015	N/A	1,445,433
2,350,000	Wal-Mart Stores, Inc.	AA	1.500%	10/25/2015	N/A	2,394,497
						15,698,888

	Savings & Loans - 0.2%
1,000,000	Santander Holdings USA, Inc.	BBB	3.000%	09/24/2015	08/24/15 @ 100	1,034,662

	Semiconductors - 0.3%
1,690,000	Texas Instruments, Inc.	A+	0.450%	08/03/2015	N/A	1,692,368

	Software - 0.8%
755,000	Adobe Systems, Inc.	A-	3.250%	02/01/2015	N/A	773,870
3,160,000	Microsoft Corp.	AAA	1.625%	09/25/2015	N/A	3,224,413
						3,998,283

	Telecommunications - 4.4%
1,400,000	AT&T, Inc.	A-	0.875%	02/13/2015	N/A	1,406,251
4,100,000	AT&T, Inc.	A-	2.500%	08/15/2015	N/A	4,213,640
1,800,000	AT&T, Inc.	A-	0.800%	12/01/2015	N/A	1,804,336
1,300,000	British Telecommunications PLC (United Kingdom)	BBB	2.000%	06/22/2015	N/A	1,322,623
1,450,000	Orange SA (France)	BBB+	2.125%	09/16/2015	N/A	1,477,821
800,000	Rogers Communications, Inc. (Canada)	BBB+	7.500%	03/15/2015	N/A	856,162
1,666,000	Telecom Italia Capital SA (Luxembourg)	BB+	5.250%	10/01/2015	N/A	1,751,383
2,100,000	Telefonica Emisiones SAU (Spain)	BBB	4.949%	01/15/2015	N/A	2,171,308
1,600,000	Telefonica Emisiones SAU (Spain)	BBB	3.729%	04/27/2015	N/A	1,649,912
630,000	Verizon Communications, Inc.	BBB+	4.900%	09/15/2015	N/A	670,932
1,900,000	Verizon Communications, Inc.	BBB+	0.700%	11/02/2015	N/A	1,902,177
1,870,000	Vodafone Group PLC (United Kingdom)	A-	5.375%	01/30/2015	N/A	1,953,082
1,220,000	Vodafone Group PLC (United Kingdom)	A-	5.000%	09/15/2015	N/A	1,305,578
770,000	Vodafone Group PLC (United Kingdom)	A-	3.375%	11/24/2015	N/A	807,437
						23,292,642

	Transportation - 0.2%
1,210,000	CSX Corp.	BBB+	6.250%	04/01/2015	N/A	1,284,567

	Total Corporate Bonds - 99.0%
	(Cost $520,975,786)					525,409,216

Number
of Shares	Description					Value
	Investments of Collateral for Securities Loaned - 0.0%***
130,250	BNY Mellon Securities Lending Overnight Fund, 0.1057%(c) (d)					130,250
	(Cost $130,250)

	Total Investments - 99.0%
	(Cost $521,106,036)					525,539,466
	Other Assets in excess of Liabilities - 1.0%					5,255,893
	Net Assets - 100.0%					$ 530,795,359

AG - Stock Corporation
BV - Limited Liability Company
LLC - Limited Liability Company
LP - Limited Partnership
N/A- Not Applicable
NV - Publicly Traded Company
PLC - Public Limited Company
SA - Corporation
SAU - Incorporated with Limited Liability

*
Ratings shown are per Standard & Poor's Rating Group, Moody's Investor Services, Inc. or Fitch Ratings.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.
***	Less than 0.1%.
(a)	Security, or portion thereof, was on loan at February 28, 2014.
(b)	Floating or variable rate coupon. The rate shown is as of February 28, 2014.
(c)	At February 28, 2014, the total market value of the Fund's securities on loan was $126,794 and the total market value of the collateral held by the Fund was $130,250.
(d)	Interest rate shown reflects yield as of February 28, 2014.

See previously submitted notes to financial statements for the period ended November 30, 2013.

% of Corporate
Country Breakdown	Bonds
United States	77.8%
Canada	6.6%
United Kingdom	5.8%
France	2.2%
Netherlands	2.2%
Spain	1.4%
Switzerland	1.2%
Japan	0.9%
Luxembourg	0.6%
Germany	0.6%
Cayman Islands	0.5%
Australia	0.2%
Subject to change daily.

At February 28, 2014, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$521,106,036	$4,435,533	$(2,103)	$4,433,430

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and ask prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). A valuation committee consisting of representatives from investment management, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Fund and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, unchanged priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Board of Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs as described above. The fair value estimates for the Level 3 securities are determined in accordance with the Trust's valuation procedures. The Fund did not have any Level 3 securities at February 28, 2014.

Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of February 28, 2014:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$-	$525,409	$-	$525,409
Investments of Collateral for Securities Loaned	130	-	-	130
Total	$130	$525,409	$-	$525,539

During the nine months ended February 28, 2014, there were no transfers between levels.

BSCG Guggenheim BulletShares 2016 Corporate Bond ETF
Portfolio of Investments
February 28, 2014 (unaudited)

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Long-Term Investments - 99.1%
	Corporate Bonds - 99.1%
	Advertising - 0.4%
$1,880,000	Omnicom Group, Inc.	BBB+	5.900%	04/15/2016	N/A	$ 2,069,425

	Aerospace & Defense - 0.7%
600,000	Boeing Co.	A	3.750%	11/20/2016	N/A	644,468
800,000	General Dynamics Corp.	A	2.250%	07/15/2016	N/A	828,785
1,050,000	L-3 Communications Corp.	BBB-	3.950%	11/15/2016	N/A	1,118,230
1,000,000	Lockheed Martin Corp.	A-	2.125%	09/15/2016	N/A	1,031,554
						3,623,037

	Agriculture - 0.7%
1,300,000	Lorillard Tobacco Co.	BBB-	3.500%	08/04/2016	N/A	1,369,953
2,400,000	Philip Morris International, Inc.	A	2.500%	05/16/2016	N/A	2,500,430
						3,870,383

	Auto Manufacturers - 1.3%
1,000,000	PACCAR Financial Corp., Series MTN	A+	1.150%	08/16/2016	N/A	1,008,699
1,656,000	Toyota Motor Credit Corp., Series MTN	AA-	2.800%	01/11/2016	N/A	1,724,158
1,450,000	Toyota Motor Credit Corp.	AA-	0.800%	05/17/2016	N/A	1,456,950
2,849,000	Toyota Motor Credit Corp., Series MTN	AA-	2.000%	09/15/2016	N/A	2,938,703
						7,128,510

	Auto Parts & Equipment - 0.4%
400,000	Delphi Corp.	BBB-	6.125%	05/15/2021	05/15/16 @ 103	447,000
1,350,000	Johnson Controls, Inc.	BBB+	5.500%	01/15/2016	N/A	1,464,855
						1,911,855

	Banks - 35.5%
1,800,000	Abbey National Treasury Services PLC (United Kingdom)	A	4.000%	04/27/2016	N/A	1,916,233
1,500,000	Bank of America Corp., Series MTN	A-	1.250%	01/11/2016	N/A	1,510,699
2,400,000	Bank of America Corp., Series MTN	A-	3.625%	03/17/2016	N/A	2,529,958
2,708,000	Bank of America Corp.	BBB+	6.050%	05/16/2016	N/A	2,981,305
3,800,000	Bank of America Corp., Series 1	A-	3.750%	07/12/2016	N/A	4,038,667
5,970,000	Bank of America Corp.	A-	6.500%	08/01/2016	N/A	6,727,032
1,314,000	Bank of America Corp.	BBB+	5.750%	08/15/2016	N/A	1,447,855
2,900,000	Bank of America Corp.	A-	5.625%	10/14/2016	N/A	3,221,361
1,000,000	Bank of America Corp., Series L	A-	1.350%	11/21/2016	N/A	1,002,643
3,000,000	Bank of America NA, Series BKNT	A	1.125%	11/14/2016	N/A	3,005,121
1,350,000	Bank of Montreal, Series MTN (Canada)	A+	1.300%	07/15/2016	N/A	1,366,377
1,220,000	Bank of New York Mellon Corp., Series MTN	A+	2.500%	01/15/2016	N/A	1,262,594
1,269,000	Bank of New York Mellon Corp., Series MTN	A+	2.300%	07/28/2016	N/A	1,313,477
1,500,000	Bank of New York Mellon Corp., Series MTN	A+	2.400%	01/17/2017	12/18/16 @ 100	1,559,628
1,000,000	Bank of Nova Scotia (Canada)	A+	0.950%	03/15/2016	N/A	1,006,632
1,550,000	Bank of Nova Scotia (Canada)	A+	2.900%	03/29/2016	N/A	1,620,908
1,500,000	Bank of Nova Scotia (Canada)	A+	1.375%	07/15/2016	N/A	1,521,883
2,000,000	Bank of Nova Scotia (Canada)(a)	A+	1.100%	12/13/2016	N/A	2,010,902
3,708,000	Barclays Bank PLC, Series 1 (United Kingdom)	A	5.000%	09/22/2016	N/A	4,081,047
2,000,000	BB&T Corp., Series MTN	A-	3.200%	03/15/2016	02/16/16 @ 100	2,095,330
524,000	BB&T Corp., Series MTN	A-	3.950%	04/29/2016	N/A	559,571
3,800,000	BNP Paribas SA, Series MTN (France)	A+	3.600%	02/23/2016	N/A	3,998,368
1,500,000	BNP Paribas SA, Series MTN (France)	A+	1.250%	12/12/2016	N/A	1,505,998
1,000,000	Branch Banking & Trust Co., Series BKNT	A	1.450%	10/03/2016	09/03/16 @ 100	1,014,616
1,000,000	Branch Banking & Trust Co., Series BKNT	A	1.050%	12/01/2016	11/01/16 @ 100	1,003,654
1,000,000	Canadian Imperial Bank of Commerce (Canada)	A+	1.350%	07/18/2016	N/A	1,010,282
1,350,000	Capital One Financial Corp.	BBB	3.150%	07/15/2016	N/A	1,418,511
1,727,000	Capital One Financial Corp.	BBB-	6.150%	09/01/2016	N/A	1,934,625
872,000	Citigroup, Inc.	A-	5.300%	01/07/2016	N/A	940,467
3,000,000	Citigroup, Inc.	A-	1.250%	01/15/2016	N/A	3,019,863
1,500,000	Citigroup, Inc.	A-	1.300%	04/01/2016	N/A	1,509,192
3,800,000	Citigroup, Inc.	A-	3.953%	06/15/2016	N/A	4,043,132
3,000,000	Citigroup, Inc.	A-	1.700%	07/25/2016	N/A	3,042,288
2,300,000	Citigroup, Inc.	A-	5.850%	08/02/2016	N/A	2,557,158
1,500,000	Citigroup, Inc.	A-	1.300%	11/15/2016	N/A	1,504,738
662,000	Comerica Bank, Series BKNT	A-	5.750%	11/21/2016	N/A	744,741
3,309,000	Deutsche Bank AG (Germany)	A	3.250%	01/11/2016	N/A	3,460,033
1,600,000	Fifth Third Bancorp	BBB+	3.625%	01/25/2016	N/A	1,685,166
2,000,000	Fifth Third Bank, Series BNKT	A-	1.150%	11/18/2016	10/18/16 @ 100	2,010,622
4,408,000	Goldman Sachs Group, Inc.	A-	5.350%	01/15/2016	N/A	4,763,161
6,900,000	Goldman Sachs Group, Inc.	A-	3.625%	02/07/2016	N/A	7,247,953
2,700,000	Goldman Sachs Group, Inc.	A-	5.750%	10/01/2016	N/A	3,002,192
500,000	Huntington National Bank, Series BKNT	BBB+	1.300%	11/20/2016	10/20/16 @ 100	502,921
3,442,000	JPMorgan Chase & Co.	A	2.600%	01/15/2016	N/A	3,555,538
1,500,000	JPMorgan Chase & Co.	A	1.125%	02/26/2016	N/A	1,509,522
5,575,000	JPMorgan Chase & Co.	A	3.450%	03/01/2016	N/A	5,862,486
6,750,000	JPMorgan Chase & Co.	A	3.150%	07/05/2016	N/A	7,098,185
2,100,000	JPMorgan Chase Bank NA, Series BKNT	A	5.875%	06/13/2016	N/A	2,332,894
1,000,000	KeyBank NA, Series MTN	BBB+	5.450%	03/03/2016	N/A	1,090,982
2,222,000	Lloyds Bank PLC (United Kingdom)	A	4.875%	01/21/2016	N/A	2,394,725
2,500,000	Morgan Stanley	A-	1.750%	02/25/2016	N/A	2,543,892
4,600,000	Morgan Stanley	A-	3.800%	04/29/2016	N/A	4,865,116
3,050,000	Morgan Stanley, Series MTN	A-	5.750%	10/18/2016	N/A	3,400,857
1,500,000	PNC Bank NA, Series BKNT	A	0.800%	01/28/2016	12/28/15 @ 100	1,507,020
1,500,000	PNC Bank NA, Series BKNT	A	1.300%	10/03/2016	09/03/16 @ 100	1,514,752
500,000	PNC Bank NA, Series BKNT	A	1.150%	11/01/2016	10/02/16 @ 100	503,039
2,300,000	PNC Funding Corp.	A-	2.700%	09/19/2016	08/19/16 @ 100	2,399,735
1,500,000	Royal Bank of Canada, Series MTN (Canada)	AA-	0.850%	03/08/2016	N/A	1,505,666
1,400,000	Royal Bank of Canada, Series MTN (Canada)	AA-	2.875%	04/19/2016	N/A	1,463,108
1,950,000	Royal Bank of Canada, Series MTN (Canada)	AA-	2.300%	07/20/2016	N/A	2,021,462
3,000,000	Royal Bank of Canada (Canada)	Aaa	1.125%	07/22/2016	N/A	3,021,864
1,500,000	Royal Bank of Canada, Series GMTN (Canada)	AA-	1.450%	09/09/2016	N/A	1,526,058
2,500,000	Royal Bank of Scotland PLC (United Kingdom)	A-	4.375%	03/16/2016	N/A	2,675,435
1,304,000	State Street Corp.	A+	2.875%	03/07/2016	N/A	1,356,920
1,310,000	Sumitomo Mitsui Banking Corp. (Japan)	A+	0.900%	01/18/2016	N/A	1,314,360
1,000,000	Sumitomo Mitsui Banking Corp. (Japan)	A+	1.450%	07/19/2016	N/A	1,010,747
1,850,000	SunTrust Banks, Inc.	BBB	3.600%	04/15/2016	03/15/16 @ 100	1,950,603
1,200,000	SunTrust Banks, Inc.	BBB	3.500%	01/20/2017	12/20/16 @ 100	1,273,172
2,025,000	Svenska Handelsbanken AB (Sweden)	AA-	3.125%	07/12/2016	N/A	2,130,460
1,300,000	Toronto-Dominion Bank, Series GMTN (Canada)	AA-	2.500%	07/14/2016	N/A	1,352,533
1,000,000	Toronto-Dominion Bank, Series MTN (Canada)	AA-	1.500%	09/09/2016	N/A	1,018,111
4,200,000	Toronto-Dominion Bank (Canada)	AA-	2.375%	10/19/2016	N/A	4,371,255
1,877,000	UBS AG, Series MTN (Switzerland)	BBB	5.875%	07/15/2016	N/A	2,086,214
1,250,000	Union Bank NA, Series BKNT	A	5.950%	05/11/2016	N/A	1,384,994
1,600,000	Union Bank NA, Series BKNT	A+	3.000%	06/06/2016	N/A	1,679,509
400,000	Union Bank NA	A+	1.500%	09/26/2016	08/26/16 @ 100	406,746
1,250,000	US Bancorp	BBB+	3.442%	02/01/2016	N/A	1,307,458
2,000,000	US Bancorp, Series MTN	A+	2.200%	11/15/2016	10/14/16 @ 100	2,075,272
1,000,000	Wachovia Bank NA, Series MTN	A+	5.600%	03/15/2016	N/A	1,093,583
1,761,000	Wachovia Corp.	A	5.625%	10/15/2016	N/A	1,967,449
4,100,000	Wells Fargo & Co.	A+	3.676%	06/15/2016	N/A	4,373,310
3,500,000	Wells Fargo & Co.	A+	1.250%	07/20/2016	N/A	3,542,739
700,000	Wells Fargo & Co.	A	5.125%	09/15/2016	N/A	770,779
3,250,000	Wells Fargo & Co.	A+	2.625%	12/15/2016	N/A	3,408,896
1,000,000	Wells Fargo Bank NA	A+	5.750%	05/16/2016	N/A	1,106,187
						192,472,537

	Beverages - 2.8%
1,500,000	Anheuser-Busch InBev Finance, Inc.	A	0.800%	01/15/2016	N/A	1,505,809
1,000,000	Anheuser-Busch InBev Worldwide, Inc.	A	2.875%	02/15/2016	N/A	1,043,508
45,000	Beam, Inc.	BBB-	5.375%	01/15/2016	N/A	48,334
1,600,000	Bottling Group, LLC	A	5.500%	04/01/2016	N/A	1,760,147
2,900,000	Coca-Cola Co.	AA-	1.800%	09/01/2016	N/A	2,977,094
1,000,000	Coca-Cola Co.	AA-	0.750%	11/01/2016	N/A	999,202
1,500,000	Diageo Capital PLC (United Kingdom)	A-	0.625%	04/29/2016	N/A	1,496,315
1,500,000	Diageo Capital PLC (United Kingdom)	A-	5.500%	09/30/2016	N/A	1,678,510
1,080,000	Dr Pepper Snapple Group, Inc.	BBB+	2.900%	01/15/2016	N/A	1,123,026
1,000,000	PepsiCo, Inc.	A-	0.700%	02/26/2016	N/A	1,000,384
1,700,000	PepsiCo, Inc.	A-	2.500%	05/10/2016	N/A	1,763,827
						15,396,156

	Biotechnology - 0.9%
1,500,000	Amgen, Inc.	A	2.300%	06/15/2016	N/A	1,546,188
2,000,000	Amgen, Inc.	A	2.500%	11/15/2016	N/A	2,077,894
1,100,000	Gilead Sciences, Inc.	A-	3.050%	12/01/2016	N/A	1,162,899
						4,786,981

	Building Materials - 0.9%
2,306,000	CRH America, Inc.	BBB+	6.000%	09/30/2016	N/A	2,567,786
1,893,000	Masco Corp.	BBB-	6.125%	10/03/2016	N/A	2,110,695
200,000	Owens Corning	BBB-	6.500%	12/01/2016	N/A	222,558
						4,901,039

	Chemicals - 1.1%
1,450,000	Dow Chemical Co.	BBB	2.500%	02/15/2016	N/A	1,496,169
2,000,000	Ecolab, Inc.	BBB+	3.000%	12/08/2016	N/A	2,104,600
400,000	EI du Pont de Nemours & Co.	A	2.750%	04/01/2016	N/A	416,752
1,022,000	EI du Pont de Nemours & Co.	A	5.250%	12/15/2016	N/A	1,144,865
1,000,000	El du Pont de Nemours & Co.	A	1.950%	01/15/2016	N/A	1,022,501
						6,184,887

	Commercial Services - 0.4%
1,900,000	Western Union Co.	BBB+	5.930%	10/01/2016	N/A	2,113,089

	Computers - 2.9%
2,800,000	Apple, Inc.	AA+	0.450%	05/03/2016	N/A	2,798,171
1,740,000	Hewlett-Packard Co.	BBB+	2.650%	06/01/2016	N/A	1,805,346
2,400,000	Hewlett-Packard Co.	BBB+	3.000%	09/15/2016	N/A	2,511,504
1,300,000	Hewlett-Packard Co.	BBB+	3.300%	12/09/2016	N/A	1,370,988
1,900,000	International Business Machines Corp.	AA-	2.000%	01/05/2016	N/A	1,953,339
1,500,000	International Business Machines Corp.	AA-	0.450%	05/06/2016	N/A	1,496,112
3,800,000	International Business Machines Corp.	AA-	1.950%	07/22/2016	N/A	3,919,202
						15,854,662

	Cosmetics & Personal Care - 0.5%
2,100,000	Procter & Gamble Co.	AA-	1.450%	08/15/2016	N/A	2,137,059
500,000	Procter & Gamble Co.	AA-	0.750%	11/04/2016	N/A	500,917
						2,637,976

	Diversified Financial Services - 11.0%
1,000,000	Air Lease Corp.	BBB-	4.500%	01/15/2016	N/A	1,057,500
900,000	American Express Co.	BBB+	5.500%	09/12/2016	N/A	997,886
2,500,000	American Express Credit Corp.	A-	1.300%	07/29/2016	N/A	2,527,240
3,900,000	American Express Credit Corp., Series MTN	A-	2.800%	09/19/2016	N/A	4,083,530
2,000,000	American Honda Finance Corp.	A+	1.125%	10/07/2016	N/A	2,017,628
910,000	Boeing Capital Corp.	A	2.125%	08/15/2016	07/15/16 @ 100	940,089
2,050,000	Countrywide Financial Corp.	BBB+	6.250%	05/15/2016	N/A	2,262,646
1,000,000	Credit Suisse USA, Inc.	A	5.375%	03/02/2016	N/A	1,089,585
1,000,000	Ford Motor Credit Co., LLC	BBB-	2.500%	01/15/2016	N/A	1,028,326
2,500,000	Ford Motor Credit Co., LLC	BBB-	4.207%	04/15/2016	N/A	2,662,162
1,750,000	Ford Motor Credit Co., LLC	BBB-	1.700%	05/09/2016	N/A	1,775,163
1,700,000	Ford Motor Credit Co., LLC	BBB-	3.984%	06/15/2016	N/A	1,807,573
2,600,000	Ford Motor Credit Co., LLC	BBB-	8.000%	12/15/2016	N/A	3,060,725
2,800,000	General Electric Capital Corp., Series MTN	AA+	1.000%	01/08/2016	N/A	2,823,548
2,162,000	General Electric Capital Corp., Series MTN	AA+	5.000%	01/08/2016	N/A	2,338,852
2,850,000	General Electric Capital Corp.	AA+	2.950%	05/09/2016	N/A	2,986,412
2,000,000	General Electric Capital Corp., Series GMTN	AA+	1.500%	07/12/2016	N/A	2,034,894
3,000,000	General Electric Capital Corp., Series MTN	AA+	3.350%	10/17/2016	N/A	3,191,214
1,350,000	General Electric Capital Corp., Series MTN	AA+	5.375%	10/20/2016	N/A	1,504,481
3,303,000	HSBC Finance Corp.	A	5.500%	01/19/2016	N/A	3,579,230
1,385,000	International Lease Finance Corp.	BBB-	5.750%	05/15/2016	N/A	1,499,263
1,000,000	John Deere Capital Corp.	A	0.750%	01/22/2016	N/A	1,005,980
1,165,000	John Deere Capital Corp., Series MTN	A	2.250%	06/07/2016	N/A	1,207,187
1,300,000	John Deere Capital Corp., Series MTN	A	1.850%	09/15/2016	N/A	1,335,398
1,000,000	John Deere Capital Corp., Series FIX	A	1.050%	10/11/2016	N/A	1,005,379
2,275,000	Nomura Holdings, Inc., Series MTN (Japan)	BBB+	4.125%	01/19/2016	N/A	2,399,963
1,950,000	Nomura Holdings, Inc., Series MTN (Japan)	BBB+	2.000%	09/13/2016	N/A	1,977,419
600,000	ORIX Corp. (Japan)	A-	5.000%	01/12/2016	N/A	639,958
3,400,000	SLM Corp., Series MTN	BBB-	6.250%	01/25/2016	N/A	3,684,750
1,000,000	Vesey Street Investment Trust I	A-	4.404%	09/01/2016	N/A	1,077,044
						59,601,025

	Electric - 0.5%
950,000	Duke Energy Corp.	BBB	2.150%	11/15/2016	N/A	980,241
900,000	Entergy Corp.	BBB-	4.700%	01/15/2017	12/15/16 @ 100	958,663
608,000	Southern Co.	A-	1.950%	09/01/2016	N/A	623,369
						2,562,273

	Electronics - 0.6%
1,517,000	Thermo Fisher Scientific, Inc.	BBB	3.200%	03/01/2016	N/A	1,586,533
1,760,000	Thermo Fisher Scientific, Inc.	BBB	2.250%	08/15/2016	N/A	1,809,956
						3,396,489

	Environmental Control - 0.2%
984,000	Waste Management, Inc.	A-	2.600%	09/01/2016	N/A	1,021,856

	Food - 1.7%
1,500,000	ConAgra Foods, Inc.	BBB-	1.300%	01/25/2016	N/A	1,513,171
1,300,000	Kellogg Co.	BBB+	4.450%	05/30/2016	N/A	1,398,904
800,000	Kellogg Co.	BBB+	1.875%	11/17/2016	N/A	816,437
3,031,000	Mondelez International, Inc.	BBB-	4.125%	02/09/2016	N/A	3,221,568
1,015,000	Tyson Foods, Inc.	BBB	6.600%	04/01/2016	N/A	1,128,379
1,000,000	Unilever Capital Corp.	A+	2.750%	02/10/2016	N/A	1,040,891
						9,119,350

	Gas - 0.6%
1,361,000	National Grid PLC (United Kingdom)	BBB+	6.300%	08/01/2016	N/A	1,527,835
1,500,000	Sempra Energy	BBB+	6.500%	06/01/2016	N/A	1,682,876
						3,210,711

	Health Care Products - 1.1%
1,000,000	Baxter International, Inc.	A	0.950%	06/01/2016	N/A	1,004,200
700,000	Baxter International, Inc.	A	5.900%	09/01/2016	N/A	787,238
1,000,000	Becton Dickinson and Co.	A	1.750%	11/08/2016	N/A	1,025,884
800,000	Boston Scientific Corp.	BBB-	6.400%	06/15/2016	N/A	891,635
560,000	Medtronic, Inc.	AA-	2.625%	03/15/2016	N/A	583,974
500,000	St Jude Medical, Inc.	A	2.500%	01/15/2016	N/A	515,383
1,300,000	Stryker Corp.	A+	2.000%	09/30/2016	N/A	1,340,589
						6,148,903

	Health Care Services - 1.4%
1,600,000	Aetna, Inc.	A-	6.000%	06/15/2016	N/A	1,794,362
1,000,000	Cigna Corp.	A-	2.750%	11/15/2016	N/A	1,043,126
800,000	Humana, Inc.	BBB+	6.450%	06/01/2016	N/A	891,538
900,000	UnitedHealth Group, Inc.	A	5.375%	03/15/2016	N/A	983,985
1,000,000	Ventas Realty, LP	BBB+	1.550%	09/26/2016	N/A	1,011,817
1,623,000	WellPoint, Inc.	A-	5.250%	01/15/2016	N/A	1,752,038
						7,476,866

	Insurance - 2.1%
574,000	Allied World Assurance Co. Holdings Ltd. (Bermuda)	BBB+	7.500%	08/01/2016	N/A	656,084
1,000,000	American International Group, Inc.	A-	4.875%	09/15/2016	N/A	1,095,683
1,550,000	American International Group, Inc., Series MTN	A-	5.600%	10/18/2016	N/A	1,724,521
750,000	AON Corp.	A-	3.125%	05/27/2016	N/A	784,843
2,000,000	Berkshire Hathaway Finance Corp.	AA	0.950%	08/15/2016	N/A	2,015,482
1,300,000	Berkshire Hathaway, Inc.	AA	2.200%	08/15/2016	N/A	1,348,773
2,463,000	MetLife, Inc.	A-	6.750%	06/01/2016	N/A	2,783,353
700,000	Prudential Financial, Inc., Series MTN	A	3.000%	05/12/2016	N/A	732,829
						11,141,568

	Internet - 0.3%
1,770,000	Google, Inc.	AA	2.125%	05/19/2016	N/A	1,832,594

	Leisure Time - 0.2%
900,000	Carnival Corp. (Panama)	BBB+	1.200%	02/05/2016	N/A	903,742

	Lodging - 0.0%***
5,000	Wyndham Worldwide Corp.	BBB-	6.000%	12/01/2016	N/A	5,540

	Machinery-Construction & Mining - 0.7%
2,200,000	Caterpillar Financial Services Corp., Series G	A	2.050%	08/01/2016	N/A	2,268,031
400,000	Caterpillar Financial Services Corp., Series MTN	A	1.000%	11/25/2016	N/A	401,606
1,000,000	Caterpillar, Inc.	A	5.700%	08/15/2016	N/A	1,113,716
						3,783,353

	Machinery-Diversified - 0.2%
775,000	Xylem, Inc.	BBB	3.550%	09/20/2016	N/A	821,248

	Media - 3.5%
1,800,000	Comcast Corp.	A-	5.900%	03/15/2016	N/A	1,983,879
1,209,000	Comcast Corp.	A-	4.950%	06/15/2016	N/A	1,321,713
1,380,000	DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc.	BBB	3.125%	02/15/2016	N/A	1,437,132
2,910,000	DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc.	BBB	3.500%	03/01/2016	N/A	3,057,604
2,000,000	NBCUniversal Media, LLC	A-	2.875%	04/01/2016	N/A	2,084,676
1,000,000	Scripps Networks Interactive, Inc.	A-	2.700%	12/15/2016	N/A	1,041,677
1,050,000	Thomson Reuters Corp. (Canada)	BBB+	0.875%	05/23/2016	N/A	1,048,439
2,200,000	Time Warner, Inc.	BBB	5.875%	11/15/2016	N/A	2,479,334
1,993,000	Viacom, Inc.	BBB	6.250%	04/30/2016	N/A	2,217,057
800,000	Walt Disney Co.	A	1.350%	08/16/2016	N/A	812,978
1,450,000	Walt Disney Co., Series MTNC	A	5.625%	09/15/2016	N/A	1,629,379
						19,113,868

	Mining - 0.9%
1,465,000	Barrick Gold Corp. (Canada)	BBB	2.900%	05/30/2016	N/A	1,522,070
1,100,000	Rio Tinto Finance USA Ltd. (Australia)	A-	2.500%	05/20/2016	N/A	1,140,345
900,000	Rio Tinto Finance USA Ltd. (Australia)	A-	2.250%	09/20/2016	N/A	927,695
1,400,000	Rio Tinto Finance USA PLC (United Kingdom)	A-	1.375%	06/17/2016	N/A	1,415,296
						5,005,406

	Miscellaneous Manufacturing - 0.5%
1,800,000	3M Co.	AA-	1.375%	09/29/2016	N/A	1,834,996
655,000	Danaher Corp.	A+	2.300%	06/23/2016	N/A	679,471
						2,514,467

	Office & Business Equipment - 0.3%
300,000	Pitney Bowes, Inc., Series MTN	BBB	4.750%	01/15/2016	N/A	318,335
1,350,000	Xerox Corp.	BBB	6.400%	03/15/2016	N/A	1,493,652
						1,811,987

	Oil & Gas - 5.9%
2,912,000	Anadarko Petroleum Corp.	BBB-	5.950%	09/15/2016	N/A	3,254,562
2,600,000	BP Capital Markets PLC (United Kingdom)	A	3.200%	03/11/2016	N/A	2,734,745
1,900,000	BP Capital Markets PLC (United Kingdom)	A	2.248%	11/01/2016	N/A	1,969,063
1,400,000	Chevron Corp.	AA	0.889%	06/24/2016	N/A	1,411,475
1,862,000	ConocoPhillips Canada Funding Co. I (Canada)	A	5.625%	10/15/2016	N/A	2,092,110
870,000	Devon Energy Corp.	BBB+	2.400%	07/15/2016	06/15/16 @ 100	895,960
1,800,000	Ensco PLC (United Kingdom)	BBB+	3.250%	03/15/2016	N/A	1,885,534
950,000	Marathon Petroleum Corp.	BBB	3.500%	03/01/2016	N/A	997,994
750,000	Occidental Petroleum Corp.	A	2.500%	02/01/2016	N/A	776,662
1,480,000	Occidental Petroleum Corp.	A	4.125%	06/01/2016	N/A	1,590,667
1,000,000	Petrobras Global Finance BV (Netherlands)	BBB-	2.000%	05/20/2016	N/A	996,375
2,405,000	Plains Exploration & Production Co.	BBB	6.125%	06/15/2019	06/15/16 @ 103	2,660,531
2,000,000	Plains Exploration & Production Co.	BBB	6.625%	05/01/2021	05/01/16 @ 103	2,195,000
1,400,000	Shell International Finance BV (Netherlands)	AA	0.900%	11/15/2016	N/A	1,407,819
500,000	Statoil ASA (Norway)	AA-	1.800%	11/23/2016	N/A	513,267
2,000,000	Total Capital International SA (France)	AA-	0.750%	01/25/2016	N/A	2,010,880
1,000,000	Total Capital International SA (France)	AA-	1.000%	08/12/2016	N/A	1,009,893
1,750,000	Total Capital SA (France)	AA-	2.300%	03/15/2016	N/A	1,813,098
1,600,000	Transocean, Inc. (Cayman Islands)	BBB-	5.050%	12/15/2016	N/A	1,755,294
						31,970,929

	Oil & Gas Services - 0.4%
1,000,000	Halliburton Co.	A	1.000%	08/01/2016	N/A	1,005,929
900,000	SESI, LLC	BBB-	7.125%	12/15/2021	12/15/16 @ 104	1,003,500
						2,009,429

	Pharmaceuticals - 3.6%
1,000,000	Allergan, Inc.	A+	5.750%	04/01/2016	N/A	1,105,230
2,650,000	Express Scripts Holding Co.	BBB+	3.125%	05/15/2016	N/A	2,773,063
2,285,000	Express Scripts Holding Co.	BBB+	3.500%	11/15/2016	N/A	2,425,134
2,000,000	GlaxoSmithKline Capital, Inc.	A+	0.700%	03/18/2016	N/A	2,003,218
1,700,000	Johnson & Johnson	AAA	2.150%	05/15/2016	N/A	1,761,880
900,000	McKesson Corp.	BBB+	3.250%	03/01/2016	N/A	941,044
1,800,000	Merck & Co., Inc.	AA	2.250%	01/15/2016	N/A	1,858,943
1,500,000	Merck & Co., Inc.	AA	0.700%	05/18/2016	N/A	1,504,250
2,700,000	Sanofi (France)	AA	2.625%	03/29/2016	N/A	2,816,654
1,963,000	Wyeth, LLC	AA	5.500%	02/15/2016	N/A	2,147,440
						19,336,856

	Pipelines - 0.8%
1,100,000	Enterprise Products Operating, LLC	BBB+	3.200%	02/01/2016	N/A	1,149,813
1,000,000	Kinder Morgan Energy Partners, LP	BBB	3.500%	03/01/2016	N/A	1,046,877
1,100,000	ONEOK Partners, LP	BBB	3.250%	02/01/2016	01/01/16 @ 100	1,147,438
900,000	TransCanada PipeLines Ltd. (Canada)	A-	0.750%	01/15/2016	N/A	901,156
						4,245,284

	Real Estate Investment Trusts - 0.9%
900,000	ERP Operating, LP	BBB+	5.125%	03/15/2016	N/A	976,988
750,000	HCP, Inc.	BBB+	3.750%	02/01/2016	N/A	791,308
1,057,000	Simon Property Group, LP	A	5.250%	12/01/2016	09/02/16 @ 100	1,168,647
900,000	Simon Property Group, LP	A	2.800%	01/30/2017	10/30/16 @ 100	941,806
850,000	Simon Property Group, LP	A	5.875%	03/01/2017	12/01/16 @ 100	957,977
						4,836,726

	Retail - 2.7%
1,100,000	CVS Caremark Corp.	BBB+	1.200%	12/05/2016	N/A	1,106,834
5,446,000	Home Depot, Inc.	A	5.400%	03/01/2016	N/A	5,967,705
900,000	Lowe's Cos., Inc.	A-	5.400%	10/15/2016	N/A	1,006,750
849,000	Macy's Retail Holdings, Inc.	BBB+	5.900%	12/01/2016	N/A	950,789
1,400,000	Target Corp.	A+	5.875%	07/15/2016	N/A	1,568,282
2,100,000	Wal-Mart Stores, Inc.	AA	0.600%	04/11/2016	N/A	2,104,803
2,000,000	Wal-Mart Stores, Inc.	AA	2.800%	04/15/2016	N/A	2,097,324
						14,802,487

	Savings & Loans - 0.1%
500,000	Santander Holdings USA, Inc.	BBB	4.625%	04/19/2016	N/A	536,224

	Semiconductors - 0.8%
2,600,000	Intel Corp.	A+	1.950%	10/01/2016	N/A	2,680,655
1,600,000	Texas Instruments, Inc.	A+	2.375%	05/16/2016	N/A	1,660,096
						4,340,751

	Software - 1.2%
1,080,000	Fiserv, Inc.	BBB-	3.125%	06/15/2016	N/A	1,124,569
1,480,000	Microsoft Corp.	AAA	2.500%	02/08/2016	N/A	1,540,982
3,735,000	Oracle Corp.	A+	5.250%	01/15/2016	N/A	4,058,817
						6,724,368

	Telecommunications - 8.1%
2,400,000	AT&T, Inc.	A-	0.900%	02/12/2016	N/A	2,409,197
3,100,000	AT&T, Inc.	A-	2.950%	05/15/2016	N/A	3,239,807
2,600,000	AT&T, Inc.	A-	2.400%	08/15/2016	N/A	2,687,014
1,150,000	British Telecommunications PLC (United Kingdom)	BBB	1.625%	06/28/2016	N/A	1,169,567
5,085,000	Cisco Systems, Inc.	AA-	5.500%	02/22/2016	N/A	5,580,157
1,479,000	Deutsche Telekom International Finance BV (Netherlands)	BBB+	5.750%	03/23/2016	N/A	1,623,404
1,650,000	Embarq Corp.	BB	7.082%	06/01/2016	N/A	1,848,469
1,650,000	Orange SA (France)	BBB+	2.750%	09/14/2016	N/A	1,715,079
2,289,000	Telefonica Emisiones SAU (Spain)	BBB	3.992%	02/16/2016	N/A	2,408,206
2,100,000	Telefonica Emisiones SAU (Spain)(a)	BBB	6.421%	06/20/2016	N/A	2,339,184
2,299,000	Verizon Communications, Inc.	BBB+	5.550%	02/15/2016	N/A	2,508,781
2,900,000	Verizon Communications, Inc.	BBB+	3.000%	04/01/2016	N/A	3,029,604
7,400,000	Verizon Communications, Inc.(a)	BBB+	2.500%	09/15/2016	N/A	7,683,849
1,800,000	Verizon Communications, Inc.	BBB+	2.000%	11/01/2016	N/A	1,846,073
2,000,000	Vodafone Group PLC (United Kingdom)	A-	0.900%	02/19/2016	N/A	2,020,228
800,000	Vodafone Group PLC (United Kingdom)	A-	5.750%	03/15/2016	N/A	884,967
1,000,000	Vodafone Group PLC (United Kingdom)	A-	2.875%	03/16/2016	N/A	1,049,370
						44,042,956

	Textiles - 0.2%
1,125,000	Mohawk Industries, Inc.	BBB	6.125%	01/15/2016	N/A	1,224,844

	Transportation - 0.1%
700,000	Norfolk Southern Corp.	BBB+	5.750%	01/15/2016	N/A	762,096

	Total Corporate Bonds - 99.1%
	(Cost $529,793,314)					537,254,733

	Investments of Collateral for Securities Loaned - 0.5%
2,820,810	BNY Mellon Securities Lending Overnight Fund, 0.1057%(b) (c)					2,820,810
	(Cost $2,820,810)

	Total Investments - 99.6%
	(Cost $532,614,124)					540,075,543
	Other Assets in excess of Liabilities - 0.4%					2,407,859
	Net Assets - 100.0%					$ 542,483,402

AB - Stock Company
AG - Stock Corporation
ASA - Stock Company
BV - Limited Liability Company
LLC - Limited Liability Company
LP - Limited Partnership
N/A- Not Applicable
PLC - Public Limited Company
SA - Corporation
SAU - Incorporated with Limited Liability

*
Ratings shown are per Standard & Poor's Rating Group, Moody's Investor Services, Inc. or Fitch Ratings.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

** Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.
*** Less than 0.1%.
(a) Security, or portion thereof, was on loan at February 28, 2014.
(b) At February 28, 2014, the total market value of the Fund's securities on loan was $2,759,234 and the total market value of the collateral held by the Fund was $2,820,810.
(c) Interest rate shown reflects yield as of February 28 ,2014.

% of Corporate
Country Breakdown	Bonds
United States	80.7%
Canada	5.7%
United Kingdom	5.4%
France	2.7%
Japan	1.4%
Spain	0.9%
Netherlands	0.7%
Germany	0.6%
Sweden	0.4%
Switzerland	0.4%
Australia	0.4%
Cayman Islands	0.3%
Panama	0.2%
Bermuda	0.1%
Norway	0.1%
Subject to change daily.

See previously submitted notes to financial statements for the period ended November 30, 2013.

At February 28, 2014 the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$532,614,124	$7,470,950	$(9,531)	$7,461,419

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange ("NYSE") on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and ask prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security's fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). A valuation committee consisting of representatives from investment management, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Fund and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, unchanged priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Board of
Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi)
information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g.
discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs. The fair value value estimates for Level 3 securities are determined in accordance with the Fund's valuation procedures. The Fund did not have any Level 3 securities at February 28, 2014.

Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of February 28, 2014.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$-	$537,255	$-	$537,255
Investments of Collateral for Securities Loaned	2,821	-	-	2,821
Total	$2,821	$537,255	$-	$540,076

During the nine months ended February 28, 2014, there were no transfers between levels.

BSCH Guggenheim BulletShares 2017 Corporate Bond ETF
Portfolio of Investments
February 28, 2014 (unaudited)

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Long-Term Investments - 98.7%
	Corporate Bonds - 98.7%
	Aerospace & Defense - 1.2%
$1,600,000	General Dynamics Corp.	A	1.000%	11/15/2017	N/A	$ 1,576,984
2,500,000	United Technologies Corp.	A	1.800%	06/01/2017	N/A	2,555,455
1,621,000	United Technologies Corp.	A	5.375%	12/15/2017	N/A	1,863,660
						5,996,099

	Agriculture - 0.8%
750,000	Lorillard Tobacco Co.	BBB-	2.300%	08/21/2017	N/A	767,586
900,000	Philip Morris International, Inc.	A	1.625%	03/20/2017	N/A	914,615
1,250,000	Philip Morris International, Inc.	A	1.125%	08/21/2017	N/A	1,247,219
970,000	Reynolds American, Inc.	BBB-	6.750%	06/15/2017	N/A	1,123,784
						4,053,204

	Auto Manufacturers - 0.1%
400,000	PACCAR Financial Corp., Series MTN	A+	1.600%	03/15/2017	N/A	405,570

	Banks - 32.2%
1,750,000	American Express Bank FSB, Series BKNT	A-	6.000%	09/13/2017	N/A	2,021,089
2,000,000	American Express Centurion Bank, Series BKN1	A-	6.000%	09/13/2017	N/A	2,309,070
1,000,000	Bank of America Corp.	BBB+	5.420%	03/15/2017	N/A	1,107,425
2,800,000	Bank of America Corp.	A-	3.875%	03/22/2017	N/A	3,006,811
1,400,000	Bank of America Corp.	BBB+	5.700%	05/02/2017	N/A	1,571,051
4,517,000	Bank of America Corp., Series GMTN	A-	6.400%	08/28/2017	N/A	5,229,724
3,670,000	Bank of America Corp.	A-	6.000%	09/01/2017	N/A	4,194,215
6,445,000	Bank of America Corp.	A-	5.750%	12/01/2017	N/A	7,357,490
3,800,000	Bank of America NA, Series BKNT	A-	5.300%	03/15/2017	N/A	4,213,831
500,000	Bank of America NA, Series BKNT	A-	6.100%	06/15/2017	N/A	568,962
2,520,000	Bank of Montreal, Series MTN (Canada)	A+	2.500%	01/11/2017	N/A	2,628,048
1,000,000	Bank of Montreal, Series MTN (Canada)	A+	1.400%	09/11/2017	N/A	999,289
400,000	Bank of New York Mellon Corp.	A+	1.969%	06/20/2017	N/A	410,539
2,300,000	Bank of Nova Scotia (Canada)	A+	2.550%	01/12/2017	N/A	2,405,255
2,000,000	Bank of Nova Scotia (Canada)	A+	1.375%	12/18/2017	11/18/17 @ 100	1,992,226
1,500,000	BB&T Corp., Series MTN	A-	2.150%	03/22/2017	02/22/17 @ 100	1,542,667
1,450,000	BB&T Corp., Series MTN	A-	1.600%	08/15/2017	07/14/17 @ 100	1,463,736
3,750,000	BNP Paribas SA, Series MTN (France)	A+	2.375%	09/14/2017	N/A	3,859,530
1,427,000	Capital One Financial Corp.	BBB	6.750%	09/15/2017	N/A	1,674,293
4,700,000	Citigroup, Inc.	A-	4.450%	01/10/2017	N/A	5,110,954
1,948,000	Citigroup, Inc.	BBB+	5.500%	02/15/2017	N/A	2,165,590
2,519,000	Citigroup, Inc.	A-	6.000%	08/15/2017	N/A	2,883,429
7,088,000	Citigroup, Inc.	A-	6.125%	11/21/2017	N/A	8,205,409
500,000	Comerica Bank	A-	5.200%	08/22/2017	N/A	553,094
5,100,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)	AA-	3.375%	01/19/2017	N/A	5,443,505
6,016,000	Deutsche Bank AG (Germany)	A	6.000%	09/01/2017	N/A	6,908,347
300,000	Fifth Third Bancorp	BBB	5.450%	01/15/2017	N/A	333,231
3,158,000	Goldman Sachs Group, Inc.	BBB+	5.625%	01/15/2017	N/A	3,502,576
5,496,000	Goldman Sachs Group, Inc.	A-	6.250%	09/01/2017	N/A	6,329,353
1,000,000	HSBC Bank USA NA, Series BKNT	A	6.000%	08/09/2017	N/A	1,133,612
3,000,000	Intesa Sanpaolo SpA (Italy)	BBB	2.375%	01/13/2017	N/A	3,009,384
5,000,000	JPMorgan Chase & Co., Series MTN	A	1.350%	02/15/2017	N/A	5,024,405
1,400,000	JPMorgan Chase & Co.	A-	6.125%	06/27/2017	N/A	1,605,383
4,200,000	JPMorgan Chase & Co.	A	2.000%	08/15/2017	N/A	4,271,530
959,000	JPMorgan Chase Bank NA, Series BKNT	A	6.000%	07/05/2017	N/A	1,086,359
5,750,000	JPMorgan Chase Bank NA, Series BKNT	A	6.000%	10/01/2017	N/A	6,618,284
600,000	Lloyds Bank PLC (United Kingdom)	A	4.200%	03/28/2017	N/A	652,268
3,997,000	Morgan Stanley, Series GMTN	A-	5.450%	01/09/2017	N/A	4,449,061
2,100,000	Morgan Stanley	A-	4.750%	03/22/2017	N/A	2,305,779
2,700,000	Morgan Stanley, Series MTN	A-	5.550%	04/27/2017	N/A	3,031,852
2,300,000	Morgan Stanley, Series MTN	A-	6.250%	08/28/2017	N/A	2,654,676
4,000,000	Morgan Stanley, Series MTN	A-	5.950%	12/28/2017	N/A	4,593,024
500,000	National Bank of Canada, Series MTN (Canada)	A	1.450%	11/07/2017	10/07/17 @ 100	494,670
300,000	PNC Bank NA, Series BKNT	A-	5.250%	01/15/2017	N/A	332,627
1,014,000	PNC Bank NA, Series BKNT	A-	4.875%	09/21/2017	N/A	1,124,989
1,400,000	PNC Funding Corp.	BBB+	5.625%	02/01/2017	N/A	1,558,456
1,400,000	Royal Bank of Canada (Canada)	AA-	1.200%	01/23/2017	N/A	1,408,700
4,500,000	Royal Bank of Canada (Canada)	Aaa	1.200%	09/19/2017	N/A	4,496,764
1,500,000	Sumitomo Mitsui Banking Corp. (Japan)	A+	1.300%	01/10/2017	N/A	1,509,610
950,000	Sumitomo Mitsui Banking Corp. (Japan)	A+	1.800%	07/18/2017	N/A	957,737
300,000	SunTrust Banks, Inc.	BBB	6.000%	09/11/2017	N/A	343,864
2,600,000	Svenska Handelsbanken AB (Sweden)	AA-	2.875%	04/04/2017	N/A	2,721,090
2,333,000	UBS AG, Series BKNT (Switzerland)	A	5.875%	12/20/2017	N/A	2,693,707
500,000	Union Bank NA, Series BKNT	A+	2.125%	06/16/2017	N/A	512,539
1,800,000	US Bancorp, Series MTN	A+	1.650%	05/15/2017	04/15/17 @ 100	1,835,705
1,770,000	Wachovia Bank NA, Series BKNT	A+	6.000%	11/15/2017	N/A	2,052,347
2,859,000	Wachovia Corp.	A+	5.750%	06/15/2017	N/A	3,270,779
2,700,000	Wells Fargo & Co., Series MTN	A+	2.100%	05/08/2017	N/A	2,783,079
4,816,000	Wells Fargo & Co.	A+	5.625%	12/11/2017	N/A	5,542,532
						164,065,551

	Beverages - 2.3%
3,200,000	Anheuser-Busch InBev Worldwide, Inc.	A	1.375%	07/15/2017	N/A	3,218,298
2,070,000	Coca-Cola Co.	AA-	5.350%	11/15/2017	N/A	2,379,428
1,697,000	Diageo Capital PLC (United Kingdom)	A-	1.500%	05/11/2017	N/A	1,712,271
2,207,000	Diageo Capital PLC (United Kingdom)	A-	5.750%	10/23/2017	N/A	2,548,374
1,800,000	PepsiCo, Inc.	A-	1.250%	08/13/2017	N/A	1,804,183
						11,662,554

	Biotechnology - 1.0%
2,300,000	Amgen, Inc.	A	2.125%	05/15/2017	N/A	2,361,295
1,536,000	Amgen, Inc.	A	5.850%	06/01/2017	N/A	1,755,826
1,000,000	Celgene Corp.	BBB+	1.900%	08/15/2017	N/A	1,012,675
						5,129,796

	Chemicals - 1.1%
1,600,000	Eastman Chemical Co.	BBB	2.400%	06/01/2017	N/A	1,643,253
800,000	Ecolab, Inc.	BBB+	1.450%	12/08/2017	N/A	794,742
700,000	Potash Corp. of Saskatchewan, Inc. (Canada)	A-	3.250%	12/01/2017	N/A	741,724
1,375,000	Rohm & Haas Co.	BBB	6.000%	09/15/2017	N/A	1,576,061
975,000	Sherwin-Williams Co.	A	1.350%	12/15/2017	N/A	963,589
						5,719,369

	Commercial Services - 0.4%
1,175,000	ADT Corp.	BB-	2.250%	07/15/2017	N/A	1,167,791
1,000,000	Western Union Co.	BBB+	2.875%	12/10/2017	N/A	1,029,691
						2,197,482

	Computers - 2.3%
480,000	Hewlett-Packard Co.(a)	BBB+	5.400%	03/01/2017	N/A	535,250
2,700,000	Hewlett-Packard Co.	BBB+	2.600%	09/15/2017	N/A	2,793,112
1,800,000	International Business Machines Corp.	AA-	1.250%	02/06/2017	N/A	1,817,028
5,071,000	International Business Machines Corp.	AA-	5.700%	09/14/2017	N/A	5,842,847
900,000	NetApp, Inc.	BBB+	2.000%	12/15/2017	N/A	917,099
						11,905,336

	Diversified Financial Services - 13.4%
2,000,000	Air Lease Corp.	BBB-	5.625%	04/01/2017	N/A	2,215,000
2,648,000	American Express Co.	BBB+	6.150%	08/28/2017	N/A	3,077,672
2,800,000	American Express Credit Corp., Series MTN	A-	2.375%	03/24/2017	N/A	2,901,671
1,850,000	Bear Stearns Cos., LLC	A-	5.550%	01/22/2017	N/A	2,060,935
3,993,000	Bear Stearns Cos., LLC	A	6.400%	10/02/2017	N/A	4,656,209
1,100,000	BlackRock, Inc.	A+	6.250%	09/15/2017	N/A	1,282,972
1,200,000	Bunge Ltd. Finance Corp.	BBB-	3.200%	06/15/2017	N/A	1,246,575
800,000	Caterpillar Financial Services Corp., Series MTN	A	1.625%	06/01/2017	N/A	812,278
1,000,000	Caterpillar Financial Services Corp., Series MTNG	A	1.250%	11/06/2017	N/A	998,538
100,000	Eaton Vance Corp.	A-	6.500%	10/02/2017	N/A	116,387
1,250,000	Ford Motor Credit Co., LLC	BBB-	1.500%	01/17/2017	N/A	1,252,397
1,750,000	Ford Motor Credit Co., LLC	BBB-	4.250%	02/03/2017	N/A	1,886,521
2,250,000	Ford Motor Credit Co., LLC	BBB-	3.000%	06/12/2017	N/A	2,344,738
2,000,000	Ford Motor Credit Co., LLC	BBB-	6.625%	08/15/2017	N/A	2,322,266
3,300,000	General Electric Capital Corp.	AA+	2.900%	01/09/2017	N/A	3,475,303
3,076,000	General Electric Capital Corp., Series MTN	AA+	5.400%	02/15/2017	N/A	3,459,039
3,850,000	General Electric Capital Corp., Series MTN	AA+	2.300%	04/27/2017	N/A	3,993,497
4,892,000	General Electric Capital Corp., Series MTN	AA+	5.625%	09/15/2017	N/A	5,609,950
2,000,000	General Electric Capital Corp., Series GMTN	AA+	1.600%	11/20/2017	N/A	2,023,036
2,250,000	International Lease Finance Corp.	BBB-	8.750%	03/15/2017	N/A	2,666,250
1,000,000	International Lease Finance Corp.	BBB-	8.875%	09/01/2017	N/A	1,205,000
500,000	John Deere Capital Corp., Series MTN	A	2.000%	01/13/2017	N/A	515,601
950,000	John Deere Capital Corp., Series MTN	A	1.400%	03/15/2017	N/A	961,282
800,000	John Deere Capital Corp., Series MTN	A	2.800%	09/18/2017	N/A	842,453
1,000,000	John Deere Capital Corp.	A	1.200%	10/10/2017	N/A	1,003,487
3,150,000	Murray Street Investment Trust I	A-	4.647%	03/09/2017	N/A	3,416,452
1,400,000	National Rural Utilities Cooperative Finance Corp.	A+	5.450%	04/10/2017	N/A	1,582,146
1,900,000	NYSE Euronext	A	2.000%	10/05/2017	N/A	1,943,668
100,000	ORIX Corp. (Japan)(a)	A-	3.750%	03/09/2017	N/A	105,990
2,000,000	SLM Corp., Series MTN	BBB-	6.000%	01/25/2017	N/A	2,192,500
1,000,000	SLM Corp., Series MTN	BBB-	4.625%	09/25/2017	N/A	1,050,000
1,660,000	Toyota Motor Credit Corp., Series MTN(a)	AA-	2.050%	01/12/2017	N/A	1,715,982
860,000	Toyota Motor Credit Corp., Series MTN	AA-	1.750%	05/22/2017	N/A	878,401
2,600,000	Toyota Motor Credit Corp., Series MTN	AA-	1.250%	10/05/2017	N/A	2,595,385
						68,409,581

	Electric - 1.3%
900,000	American Electric Power Co., Inc.	BBB-	1.650%	12/15/2017	11/15/17 @ 100	900,952
1,400,000	Duke Energy Corp.	BBB	1.625%	08/15/2017	N/A	1,411,929
1,152,000	Exelon Generation Co., LLC	BBB	6.200%	10/01/2017	N/A	1,310,268
1,370,000	Pacific Gas & Electric Co.	BBB	5.625%	11/30/2017	N/A	1,573,429
1,070,000	Virginia Electric and Power Co.	A-	5.950%	09/15/2017	N/A	1,238,973
						6,435,551

	Electronics - 0.7%
1,310,000	Agilent Technologies, Inc.	BBB+	6.500%	11/01/2017	N/A	1,517,228
1,900,000	Thermo Fisher Scientific, Inc.	BBB	1.300%	02/01/2017	N/A	1,901,554
						3,418,782

	Engineering & Construction - 0.1%
560,000	ABB Finance USA, Inc.	A	1.625%	05/08/2017	N/A	560,414

	Food - 2.1%
600,000	ConAgra Foods, Inc.	BBB-	5.819%	06/15/2017	N/A	681,107
2,150,000	General Mills Inc.	BBB+	5.700%	02/15/2017	N/A	2,429,008
1,500,000	Kraft Foods Group, Inc.	BBB	2.250%	06/05/2017	N/A	1,541,766
1,070,000	Kroger Co.	BBB	6.400%	08/15/2017	N/A	1,236,345
2,199,000	Mondelez International, Inc.	BBB-	6.500%	08/11/2017	N/A	2,559,884
850,000	Safeway, Inc.	BBB	6.350%	08/15/2017	N/A	945,429
1,250,000	Unilever Capital Corp.	A+	0.850%	08/02/2017	N/A	1,233,333
						10,626,872

	Gas - 0.2%
1,150,000	Sempra Energy	BBB+	2.300%	04/01/2017	N/A	1,182,736

	Health Care Products - 0.8%
1,000,000	Baxter International, Inc.	A	1.850%	01/15/2017	N/A	1,016,784
1,713,000	Covidien International Finance SA (Luxembourg)	A	6.000%	10/15/2017	N/A	1,968,545
800,000	Hospira, Inc.	BBB-	6.050%	03/30/2017	N/A	887,127
						3,872,456

	Health Care Services - 0.8%
1,000,000	Aetna, Inc.	A-	1.500%	11/15/2017	10/15/17 @ 100	998,176
830,000	Laboratory Corp. of America Holdings	BBB+	2.200%	08/23/2017	N/A	845,295
1,100,000	UnitedHealth Group, Inc.	A	1.400%	10/15/2017	N/A	1,101,124
1,070,000	WellPoint, Inc.	A-	5.875%	06/15/2017	N/A	1,218,021
						4,162,616

	Household Products & Housewares - 0.3%
1,259,000	Kimberly-Clark Corp.	A	6.125%	08/01/2017	N/A	1,465,248

	Insurance - 2.7%
300,000	ACE INA Holdings, Inc.	A	5.700%	02/15/2017	N/A	338,838
1,450,000	Aflac, Inc.	A-	2.650%	02/15/2017	N/A	1,520,505
2,200,000	American International Group, Inc.	A-	3.800%	03/22/2017	N/A	2,365,103
2,500,000	American International Group, Inc., Series MTN	A-	5.450%	05/18/2017	N/A	2,814,237
2,500,000	Berkshire Hathaway Finance Corp.	AA	1.600%	05/15/2017	N/A	2,548,555
1,800,000	Berkshire Hathaway, Inc.	AA	1.900%	01/31/2017	N/A	1,852,983
300,000	Hartford Financial Services Group, Inc.	BBB	5.375%	03/15/2017	N/A	334,276
500,000	MetLife, Inc.	A-	1.756%	12/15/2017	N/A	507,450
1,420,000	Prudential Financial, Inc., Series MTN	A	6.000%	12/01/2017	N/A	1,645,793
						13,927,740

	Internet - 0.9%
1,800,000	Amazon.com, Inc.	AA-	1.200%	11/29/2017	N/A	1,786,889
2,000,000	eBay, Inc.	A	1.350%	07/15/2017	N/A	2,006,502
850,000	Symantec Corp.	BBB	2.750%	06/15/2017	05/15/17 @ 100	881,913
						4,675,304

	Iron & Steel - 0.3%
40,000	ArcelorMittal (Luxembourg)	BB+	5.000%	02/25/2017	N/A	42,950
1,130,000	Nucor Corp.	A	5.750%	12/01/2017	N/A	1,291,505
						1,334,455

	Leisure Time - 0.2%
1,100,000	Carnival Corp. (Panama)	BBB+	1.875%	12/15/2017	N/A	1,100,956

	Lodging - 0.3%
1,550,000	Wynn Las Vegas, LLC / Wynn Las Vegas Capital Corp.	BBB-	5.375%	03/15/2022	03/15/17 @ 103	1,635,250

	Machinery-Construction & Mining - 0.2%
1,050,000	Caterpillar, Inc.	A	1.500%	06/26/2017	N/A	1,060,155

	Media - 3.6%
712,000	Comcast Cable Communications, LLC	A-	8.875%	05/01/2017	N/A	876,433
1,900,000	Comcast Corp.	A-	6.500%	01/15/2017	N/A	2,191,614
1,669,000	Comcast Corp.	A-	6.300%	11/15/2017	N/A	1,962,360
2,050,000	DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc.	BBB	2.400%	03/15/2017	N/A	2,109,280
1,000,000	Thomson Reuters Corp. (Canada)	BBB+	1.300%	02/23/2017	N/A	999,976
3,458,000	Time Warner Cable, Inc.	BBB	5.850%	05/01/2017	N/A	3,914,024
900,000	Time Warner Cos., Inc.	BBB	7.250%	10/15/2017	N/A	1,072,785
1,100,000	Viacom, Inc.	BBB	3.500%	04/01/2017	N/A	1,172,960
600,000	Viacom, Inc.	BBB	6.125%	10/05/2017	N/A	691,891
1,500,000	Walt Disney Co., Series MTN	A	1.125%	02/15/2017	N/A	1,508,004
1,700,000	Walt Disney Co., Series MTN	A	1.100%	12/01/2017	N/A	1,693,747
						18,193,074

	Mining - 1.0%
1,196,000	Alcoa, Inc.	BBB-	5.550%	02/01/2017	N/A	1,301,068
600,000	Freeport-McMoRan Copper & Gold, Inc.	BBB	2.150%	03/01/2017	N/A	609,580
980,000	Rio Tinto Finance USA PLC (United Kingdom)	A-	2.000%	03/22/2017	02/22/17 @ 100	1,003,660
2,080,000	Rio Tinto Finance USA PLC (United Kingdom)	A-	1.625%	08/21/2017	07/21/17 @ 100	2,096,403
						5,010,711

	Miscellaneous Manufacturing - 1.9%
600,000	3M Co., Series MTN	AA-	1.000%	06/26/2017	N/A	599,205
400,000	Eaton Corp.	A-	1.500%	11/02/2017	N/A	400,839
6,709,000	General Electric Co.	AA+	5.250%	12/06/2017	N/A	7,660,316
1,034,000	Tyco Electronics Group SA (Luxembourg)	A-	6.550%	10/01/2017	N/A	1,201,972
						9,862,332

	Office & Business Equipment - 0.5%
770,000	Pitney Bowes, Inc., Series MTN	BBB	5.750%	09/15/2017	N/A	862,547
800,000	Xerox Corp.	BBB	6.750%	02/01/2017	N/A	918,942
900,000	Xerox Corp.	BBB	2.950%	03/15/2017	N/A	942,830
						2,724,319

	Oil & Gas - 7.9%
3,492,000	Anadarko Petroleum Corp.	BBB-	6.375%	09/15/2017	N/A	4,047,263
465,000	Apache Corp.	A-	5.625%	01/15/2017	N/A	522,963
2,400,000	BP Capital Markets PLC (United Kingdom)	A	1.846%	05/05/2017	N/A	2,450,218
1,800,000	BP Capital Markets PLC (United Kingdom)	A	1.375%	11/06/2017	N/A	1,798,978
1,908,000	Canadian Natural Resources Ltd. (Canada)	BBB+	5.700%	05/15/2017	N/A	2,170,405
3,500,000	Chevron Corp.	AA	1.104%	12/05/2017	11/05/17 @ 100	3,493,994
1,600,000	ConocoPhillips Co.	A	1.050%	12/15/2017	11/15/17 @ 100	1,588,176
1,280,000	Devon Energy Corp.	BBB+	1.875%	05/15/2017	04/15/17 @ 100	1,298,412
1,080,000	EnCana Corp. (Canada)	BBB	5.900%	12/01/2017	N/A	1,237,239
813,000	EOG Resources, Inc.	A-	5.875%	09/15/2017	N/A	934,441
787,000	Marathon Oil Corp.	BBB	6.000%	10/01/2017	N/A	906,434
900,000	Murphy Oil Corp.	BBB	2.500%	12/01/2017	N/A	919,362
2,200,000	Occidental Petroleum Corp.	A	1.750%	02/15/2017	N/A	2,239,336
2,300,000	Phillips 66	BBB	2.950%	05/01/2017	N/A	2,421,994
1,800,000	Plains Exploration & Production Co.	BBB	6.750%	02/01/2022	02/01/17 @ 103	1,998,000
1,800,000	Shell International Finance BV (Netherlands)	AA	5.200%	03/22/2017	N/A	2,025,704
1,950,000	Shell International Finance BV (Netherlands)	AA	1.125%	08/21/2017	N/A	1,953,580
1,170,000	Statoil ASA (Norway)	AA-	3.125%	08/17/2017	N/A	1,246,265
1,600,000	Total Capital International SA (France)	AA-	1.500%	02/17/2017	N/A	1,627,847
2,800,000	Total Capital International SA (France)	AA-	1.550%	06/28/2017	N/A	2,840,807
1,250,000	Transocean, Inc. (Cayman Islands)	BBB-	2.500%	10/15/2017	N/A	1,269,435
1,232,000	Valero Energy Corp.	BBB	6.125%	06/15/2017	N/A	1,417,793
						40,408,646

	Oil & Gas Services - 0.4%
800,000	National Oilwell Varco, Inc.	A	1.350%	12/01/2017	N/A	794,181
1,070,000	Weatherford International, Inc.	BBB-	6.350%	06/15/2017	N/A	1,216,160
						2,010,341

	Pharmaceuticals - 5.5%
6,800,000	AbbVie, Inc.	A	1.750%	11/06/2017	N/A	6,855,372
2,125,000	Actavis, Inc.	BBB-	1.875%	10/01/2017	N/A	2,126,760
2,982,000	AstraZeneca PLC (United Kingdom)	AA-	5.900%	09/15/2017	N/A	3,461,225
800,000	Bristol-Myers Squibb Co.	A+	0.875%	08/01/2017	N/A	793,446
1,370,000	Eli Lilly & Co.	AA-	5.200%	03/15/2017	N/A	1,532,426
2,000,000	Express Scripts Holding Co.	BBB+	2.650%	02/15/2017	N/A	2,078,874
4,100,000	GlaxoSmithKline Capital PLC (United Kingdom)	A+	1.500%	05/08/2017	N/A	4,153,485
1,746,000	Johnson & Johnson	AAA	5.550%	08/15/2017	N/A	2,012,331
570,000	McKesson Corp.	BBB+	5.700%	03/01/2017	N/A	633,510
1,800,000	Merck & Co., Inc.	AA	6.000%	09/15/2017	N/A	2,088,020
1,400,000	Pfizer, Inc.	AA	0.900%	01/15/2017	N/A	1,401,940
1,000,000	Wyeth, LLC	AA	5.450%	04/01/2017	N/A	1,130,695
						28,268,084

	Pipelines - 0.8%
500,000	DCP Midstream Operating, LP	BBB-	2.500%	12/01/2017	11/01/17 @ 100	513,128
1,220,000	Enterprise Products Operating, LLC, Series L	BBB+	6.300%	09/15/2017	N/A	1,419,070
872,000	Kinder Morgan Energy Partners LP	BBB	6.000%	02/01/2017	N/A	980,998
1,135,000	Williams Partners, LP / Williams Partners Finance Corp.	BBB	7.250%	02/01/2017	N/A	1,312,440
						4,225,636

	Real Estate Investment Trusts - 0.5%
800,000	American Tower Corp.	BBB-	7.000%	10/15/2017	N/A	938,942
600,000	ERP Operating, LP	BBB+	5.750%	06/15/2017	N/A	681,863
570,000	HCP, Inc.	BBB+	6.000%	01/30/2017	N/A	644,308
500,000	Simon Property Group, LP(a)	A	2.150%	09/15/2017	06/15/17 @ 100	513,585
						2,778,698

	Retail - 3.5%
1,877,000	Costco Wholesale Corp.	A+	5.500%	03/15/2017	N/A	2,124,625
1,800,000	Costco Wholesale Corp.	A+	1.125%	12/15/2017	N/A	1,788,365
2,186,000	CVS Caremark Corp.	BBB+	5.750%	06/01/2017	N/A	2,494,189
590,000	Darden Restaurants, Inc.	BBB-	6.200%	10/15/2017	N/A	668,167
800,000	Dollar General Corp.	BBB-	4.125%	07/15/2017	N/A	861,993
900,000	Kohl's Corp.	BBB+	6.250%	12/15/2017	N/A	1,045,937
500,000	Lowe's Cos., Inc.	A-	1.625%	04/15/2017	03/15/17 @ 100	509,285
1,180,000	McDonald's Corp., Series GMTN	A	5.800%	10/15/2017	N/A	1,368,485
950,000	Starbucks Corp.	A-	6.250%	08/15/2017	N/A	1,106,815
1,469,000	Target Corp.	A+	5.375%	05/01/2017	N/A	1,662,203
2,050,000	Walgreen Co.	BBB	1.800%	09/15/2017	N/A	2,078,071
1,726,000	Wal-Mart Stores, Inc.	AA	5.375%	04/05/2017	N/A	1,961,996
						17,670,131

	Semiconductors - 1.2%
995,000	Altera Corp.	A-	1.750%	05/15/2017	N/A	999,597
5,000,000	Intel Corp.	A+	1.350%	12/15/2017	N/A	5,003,500
						6,003,097

	Software - 1.5%
900,000	Fidelity National Information Services, Inc.	BBB	5.000%	03/15/2022	03/15/17 @ 103	938,615
670,000	Fiserv, Inc.	BBB	6.800%	11/20/2017	N/A	777,829
820,000	Intuit, Inc.	BBB+	5.750%	03/15/2017	N/A	924,577
1,050,000	Microsoft Corp.	AAA	0.875%	11/15/2017	N/A	1,039,553
3,900,000	Oracle Corp.	A+	1.200%	10/15/2017	N/A	3,893,015
						7,573,589

	Telecommunications - 4.1%
1,870,000	AT&T, Inc.	A-	1.600%	02/15/2017	N/A	1,891,529
2,000,000	AT&T, Inc.	A-	1.700%	06/01/2017	N/A	2,020,774
3,400,000	AT&T, Inc.	A-	1.400%	12/01/2017	N/A	3,378,971
800,000	CC Holdings GS V, LLC / Crown Castle GS III Corp.	BBB-	2.381%	12/15/2017	N/A	802,873
1,500,000	Cisco Systems, Inc.	AA-	3.150%	03/14/2017	N/A	1,598,136
1,400,000	Nippon Telegraph & Telephone Corp. (Japan)	AA	1.400%	07/18/2017	N/A	1,397,663
500,000	Qwest Corp.	BBB-	6.500%	06/01/2017	N/A	567,663
1,200,000	Telefonica Emisiones SAU (Spain)	BBB	6.221%	07/03/2017	N/A	1,368,250
1,559,000	Verizon Communications, Inc.	BBB+	5.500%	04/01/2017	N/A	1,750,999
500,000	Verizon Communications, Inc.	BBB+	1.100%	11/01/2017	N/A	493,775
1,681,000	Vodafone Group PLC (United Kingdom)	A-	5.625%	02/27/2017	N/A	1,900,544
1,900,000	Vodafone Group PLC (United Kingdom)	A-	1.625%	03/20/2017	N/A	1,923,999
2,000,000	Vodafone Group PLC (United Kingdom)	A-	1.250%	09/26/2017	N/A	1,989,562
						21,084,738

	Transportation - 0.5%
1,130,000	Burlington Northern Santa Fe, LLC	BBB+	5.650%	05/01/2017	N/A	1,281,439
1,000,000	Norfolk Southern Corp.	BBB+	7.700%	05/15/2017	N/A	1,189,165
						2,470,604

	Water - 0.1%
300,000	American Water Capital Corp.	A-	6.085%	10/15/2017	N/A	339,671

	Total Corporate Bonds - 98.7%
	(Cost $494,843,771)					503,626,748

	Investments of Collateral for Securities Loaned - 0.2%
839,610	BNY Mellon Securities Lending Overnight Fund, 0.1057%(b) (c)					839,610
	(Cost $839,610)

	Total Investments - 98.9%
	(Cost $495,683,381)					504,466,358
	Other Assets in excess of Liabilities - 1.1%					5,837,005
	Net Assets - 100.0%					$ 510,303,363

AB - Stock Company
AG - Stock Corporation
ASA - Stock Company
BV - Limited Liability Company
LLC - Limited Liability Company
LP - Limited Partnership
N/A- Not Applicable
PLC - Public Limited Company
SA - Corporation
SAU - Incorporated with Limited Liability
SpA - Limited Share Company

*
Ratings shown are per Standard & Poor's Rating Group, Moody's Investor Services, Inc. or Fitch Ratings.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

** Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.
(a) Security, or portion thereof, was on loan at February 28, 2014.
(b) At February 28, 2014, the total market value of the Fund's securities on loan was $820,783 and the total market value of the collateral held by the Fund was $839,610.
(c) Interest rate shown reflects yield as of February 28 ,2014.

% of Corporate
Country Breakdown	Bonds
United States	82.0%
United Kingdom	5.1%
Canada	3.9%
Netherlands	1.9%
France	1.7%
Germany	1.4%
Japan	0.8%
Luxembourg	0.6%
Italy	0.6%
Sweden	0.5%
Switzerland	0.5%
Spain	0.3%
Cayman Islands	0.3%
Norway	0.2%
Panama	0.2%
Subject to change daily.

See previously submitted notes to financial statements for the period ended November 30, 2013.

At February 28, 2014 the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$495,683,381	$8,894,908	$(111,931)	$8,782,977

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange ("NYSE") on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and ask prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security's fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). A valuation committee consisting of representatives from investment management, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Fund and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, unchanged priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Board of
Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi)
information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g.
discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs. The fair value value estimates for Level 3 securities are determined in accordance with the Fund's valuation procedures. The Fund did not have any Level 3 securities at February 28, 2014.

Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of February 28, 2014.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$-	$503,627	$-	$503,627
Investments of Collateral for Securities Loaned	839	-	-	839
Total	$839	$503,627	$-	$504,466

During the nine months ended February 28, 2014, there were no transfers between levels.

BSCI Guggenheim BulletShares 2018 Corporate Bond ETF
Portfolio of Investments
February 28, 2014 (unaudited)

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Long-Term Investments - 98.6%
	Corporate Bonds - 98.6%
	Aerospace & Defense - 0.4%
$950,000	Northrop Grumman Corp.	BBB	1.750%	06/01/2018	N/A	$ 942,808

	Agriculture - 1.7%
1,173,000	Altria Group, Inc.	BBB	9.700%	11/10/2018	N/A	1,561,153
420,000	Archer-Daniels-Midland Co.	A	5.450%	03/15/2018	N/A	479,009
1,855,000	Philip Morris International, Inc.	A	5.650%	05/16/2018	N/A	2,147,572
						4,187,734

	Auto Manufacturers - 0.6%
650,000	Toyota Motor Credit Corp., Series MTN	AA-	1.375%	01/10/2018	N/A	648,744
800,000	Toyota Motor Credit Corp., Series MTN	AA-	2.000%	10/24/2018	N/A	808,268
						1,457,012

	Banks - 29.9%
1,000,000	Abbey National Treasury Services PLC (United Kingdom)	A	3.050%	08/23/2018	N/A	1,042,617
1,900,000	Bank of America Corp.	A-	2.000%	01/11/2018	N/A	1,911,468
3,725,000	Bank of America Corp., Series MTN	A-	6.875%	04/25/2018	N/A	4,440,044
2,750,000	Bank of America Corp., Series MTNL	A-	5.650%	05/01/2018	N/A	3,146,294
500,000	Bank of America Corp.	A-	6.500%	07/15/2018	N/A	589,913
300,000	Bank of America Corp.	A-	6.875%	11/15/2018	N/A	361,522
500,000	Bank of Montreal, Series MTN (Canada)	A+	1.450%	04/09/2018	03/09/18 @ 100	494,748
250,000	Bank of New York Mellon Corp.	A+	1.300%	01/25/2018	12/25/17 @ 100	246,468
500,000	Bank of New York Mellon Corp., Series MTN	A+	2.100%	08/01/2018	N/A	505,034
1,000,000	Bank of Nova Scotia (Canada)	A+	1.450%	04/25/2018	N/A	988,864
1,000,000	Bank of Nova Scotia (Canada)	A+	2.050%	10/30/2018	N/A	1,006,789
200,000	BB&T Corp., Series MTN	A-	1.450%	01/12/2018	12/12/17 @ 100	198,462
500,000	BB&T Corp., Series MTN	A-	2.050%	06/19/2018	05/15/18 @ 100	505,499
900,000	BNP Paribas SA, Series MTN (France)	A+	2.700%	08/20/2018	N/A	922,993
1,000,000	BNP Paribas SA, Series MTN (France)	A+	2.400%	12/12/2018	N/A	1,007,335
500,000	Branch Banking & Trust Co., Series BKNT	A	2.300%	10/15/2018	09/15/18 @ 100	508,054
700,000	Canadian Imperial Bank of Commerce (Canada)	A+	1.550%	01/23/2018	12/23/17 @ 100	696,415
500,000	Capital One NA, Series BKNT	BBB+	1.500%	03/22/2018	02/22/18 @ 100	493,848
1,000,000	Citigroup, Inc.	A-	1.750%	05/01/2018	N/A	990,202
2,105,000	Citigroup, Inc.	A-	6.125%	05/15/2018	N/A	2,440,954
1,500,000	Citigroup, Inc.	A-	2.500%	09/26/2018	N/A	1,519,624
1,000,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)	AA-	1.700%	03/19/2018	N/A	999,701
950,000	Credit Suisse (Switzerland)	BBB	6.000%	02/15/2018	N/A	1,100,603
300,000	Discover Bank	BBB	2.000%	02/21/2018	N/A	299,923
360,000	Fifth Third Bancorp	BBB	4.500%	06/01/2018	N/A	393,377
250,000	Fifth Third Bank, Series BKNT	A-	1.450%	02/28/2018	01/28/18 @ 100	247,350
1,900,000	Goldman Sachs Group, Inc.	A-	5.950%	01/18/2018	N/A	2,172,215
2,200,000	Goldman Sachs Group, Inc., Series GLOB	A-	2.375%	01/22/2018	N/A	2,232,560
2,625,000	Goldman Sachs Group, Inc.	A-	6.150%	04/01/2018	N/A	3,028,192
2,000,000	Goldman Sachs Group, Inc.	A-	2.900%	07/19/2018	N/A	2,057,466
1,450,000	HBOS PLC, Series REGS (United Kingdom)	BBB-	6.750%	05/21/2018	N/A	1,658,964
1,000,000	HSBC USA, Inc.	A+	1.625%	01/16/2018	N/A	998,441
500,000	HSBC USA, Inc.	A+	2.625%	09/24/2018	N/A	514,265
1,000,000	Intesa Sanpaolo SpA (Italy)	BBB	3.875%	01/16/2018	N/A	1,034,383
3,475,000	JPMorgan Chase & Co.	A	6.000%	01/15/2018	N/A	4,021,645
500,000	JPMorgan Chase & Co.	A	1.800%	01/25/2018	N/A	501,183
1,600,000	JPMorgan Chase & Co.	A	1.625%	05/15/2018	N/A	1,584,458
300,000	KeyBank NA, Series BKNT	A-	1.650%	02/01/2018	N/A	300,036
500,000	KeyCorp, Series MTN	BBB+	2.300%	12/13/2018	11/13/18 @ 100	502,948
1,000,000	Lloyds Bank PLC (United Kingdom)	A	2.300%	11/27/2018	N/A	1,006,845
500,000	Manufacturers & Traders Trust Co., Series BKNT	A	1.450%	03/07/2018	02/05/18 @ 100	494,095
2,800,000	Morgan Stanley, Series GMTN	A-	6.625%	04/01/2018	N/A	3,297,174
2,000,000	Morgan Stanley	A-	2.125%	04/25/2018	N/A	2,013,304
656,000	Regions Bank, Series BKNT	BBB-	7.500%	05/15/2018	N/A	782,713
500,000	Regions Financial Corp.	BBB-	2.000%	05/15/2018	04/15/18 @ 100	492,911
1,000,000	Royal Bank of Canada, Series MTN (Canada)	AA-	1.500%	01/16/2018	N/A	998,998
1,500,000	Royal Bank of Canada, Series GMTN (Canada)	AA-	2.200%	07/27/2018	N/A	1,525,443
2,000,000	Royal Bank of Canada (Canada)	Aaa	2.000%	10/01/2018	N/A	2,023,590
200,000	Royal Bank of Scotland NV (Netherlands)	BBB-	4.650%	06/04/2018	N/A	207,776
500,000	Societe Generale SA (France)	A	2.625%	10/01/2018	N/A	507,895
500,000	State Street Corp.	A+	1.350%	05/15/2018	N/A	494,411
250,000	Sumitomo Mitsui Banking Corp. (Japan)	A+	1.500%	01/18/2018	N/A	248,258
500,000	Sumitomo Mitsui Banking Corp. (Japan)	A+	2.500%	07/19/2018	N/A	512,172
500,000	Svenska Handelsbanken AB (Sweden)	AA-	1.625%	03/21/2018	N/A	496,233
1,367,000	Toronto-Dominion Bank, Series MTN (Canada)	AA-	1.400%	04/30/2018	N/A	1,351,269
500,000	Toronto-Dominion Bank, Series MTN (Canada)	AA-	2.625%	09/10/2018	N/A	517,220
1,244,000	UBS AG, Series BKNT (Switzerland)	A	5.750%	04/25/2018	N/A	1,436,600
1,000,000	Union Bank NA	A+	2.625%	09/26/2018	08/26/18 @ 100	1,030,241
1,000,000	US Bancorp, Series MTN	A+	1.950%	11/15/2018	10/15/18 @ 100	1,006,751
2,075,000	Wachovia Corp., Series MTN	A+	5.750%	02/01/2018	N/A	2,400,018
1,400,000	Wells Fargo & Co.	A+	1.500%	01/16/2018	N/A	1,402,790
						71,911,564

	Beverages - 3.5%
200,000	Anheuser-Busch Cos., LLC	A	5.500%	01/15/2018	N/A	228,228
950,000	Anheuser-Busch InBev Finance, Inc.	A	1.250%	01/17/2018	N/A	939,458
760,000	Coca-Cola Co.	AA-	1.650%	03/14/2018	N/A	765,426
900,000	Coca-Cola Co.	AA-	1.150%	04/01/2018	N/A	890,535
1,000,000	Coca-Cola Co.	AA-	1.650%	11/01/2018	N/A	1,000,589
1,000,000	Coca-Cola Femsa SAB de CV (Mexico)	A-	2.375%	11/26/2018	N/A	1,009,327
500,000	Diageo Capital PLC (United Kingdom)	A-	1.125%	04/29/2018	N/A	489,971
300,000	Dr Pepper Snapple Group, Inc.	BBB+	6.820%	05/01/2018	N/A	355,837
900,000	PepsiCo, Inc.	A-	5.000%	06/01/2018	N/A	1,020,290
1,325,000	PepsiCo, Inc.	A-	7.900%	11/01/2018	N/A	1,674,413
						8,374,074

	Biotechnology - 0.3%
400,000	Amgen, Inc.	A	6.150%	06/01/2018	N/A	469,502
300,000	Biogen Idec, Inc.	A-	6.875%	03/01/2018	N/A	356,099
						825,601

	Building Materials - 0.3%
500,000	CRH America, Inc.	BBB+	8.125%	07/15/2018	N/A	617,443

	Chemicals - 1.3%
680,000	CF Industries, Inc.	BBB-	6.875%	05/01/2018	N/A	793,287
650,000	Dow Chemical Co.	BBB	5.700%	05/15/2018	N/A	746,656
1,010,000	EI du Pont de Nemours & Co.	A	6.000%	07/15/2018	N/A	1,181,271
250,000	PPG Industries, Inc.	A-	6.650%	03/15/2018	N/A	293,006
						3,014,220

	Commercial Services - 0.1%
300,000	Total System Services, Inc.	BBB+	2.375%	06/01/2018	N/A	298,894

	Computers - 3.3%
2,700,000	Apple, Inc.	AA+	1.000%	05/03/2018	N/A	2,638,588
505,000	Computer Sciences Corp.	BBB+	6.500%	03/15/2018	N/A	588,754
1,800,000	EMC Corp.	A	1.875%	06/01/2018	N/A	1,805,713
550,000	Hewlett-Packard Co.	BBB+	5.500%	03/01/2018	N/A	622,848
800,000	International Business Machines Corp.	AA-	1.250%	02/08/2018	N/A	794,319
1,150,000	International Business Machines Corp.	AA-	7.625%	10/15/2018	N/A	1,440,089
						7,890,311

	Cosmetics & Personal Care - 0.2%
500,000	Procter & Gamble Co.	AA-	1.600%	11/15/2018	N/A	500,747

	Diversified Financial Services - 9.1%
1,175,000	American Express Co.	BBB+	7.000%	03/19/2018	N/A	1,416,226
1,000,000	American Express Co.	BBB+	1.550%	05/22/2018	N/A	990,025
750,000	American Express Credit Corp.	A-	2.125%	07/27/2018	N/A	760,037
850,000	American Honda Finance Corp.	A+	2.125%	10/10/2018	N/A	863,387
411,000	Associates Corp. of North America	A-	6.950%	11/01/2018	N/A	493,562
2,390,000	Bear Stearns Cos., LLC	A	7.250%	02/01/2018	N/A	2,865,395
400,000	Bear Stearns Cos., LLC	A3	4.650%	07/02/2018	N/A	442,008
500,000	Capital One Bank USA NA, Series BKNT	BBB+	2.150%	11/21/2018	10/21/18 @ 100	502,267
1,000,000	Ford Motor Credit Co., LLC	BBB-	2.375%	01/16/2018	N/A	1,014,737
1,200,000	Ford Motor Credit Co., LLC	BBB-	5.000%	05/15/2018	N/A	1,335,076
500,000	Ford Motor Credit Co., LLC	BBB-	2.875%	10/01/2018	N/A	513,794
750,000	General Electric Capital Corp.	AA+	1.625%	04/02/2018	N/A	751,718
2,825,000	General Electric Capital Corp., Series GMTN	AA+	5.625%	05/01/2018	N/A	3,264,711
500,000	IntercontinentalExchange Group, Inc.	A	2.500%	10/15/2018	N/A	512,140
500,000	International Lease Finance Corp.	BBB-	3.875%	04/15/2018	N/A	515,313
420,000	Jefferies Group, LLC	BBB	5.125%	04/13/2018	N/A	458,406
100,000	John Deere Capital Corp., Series MTN	A	5.350%	04/03/2018	N/A	113,783
300,000	John Deere Capital Corp., Series MTN	A	5.750%	09/10/2018	N/A	351,201
750,000	John Deere Capital Corp., Series MTN	A	1.950%	12/13/2018	N/A	754,202
250,000	National Rural Utilities Cooperative Finance Corp.	A+	5.450%	02/01/2018	N/A	287,868
1,124,000	National Rural Utilities Cooperative Finance Corp.	A+	10.375%	11/01/2018	N/A	1,531,617
1,875,000	SLM Corp., Series MTN	BBB-	8.450%	06/15/2018	N/A	2,226,563
						21,964,036

	Electric - 3.7%
520,000	Commonwealth Edison Co.	A-	5.800%	03/15/2018	N/A	599,659
420,000	Consolidated Edison Co. of New York, Inc., Series 08-A	A-	5.850%	04/01/2018	N/A	487,812
650,000	Consolidated Edison Co. of New York, Inc.	A-	7.125%	12/01/2018	N/A	799,321
550,000	Dominion Resources, Inc.	BBB+	6.400%	06/15/2018	N/A	644,368
200,000	Duke Energy Carolinas, LLC, Series C	A	7.000%	11/15/2018	N/A	245,024
400,000	Duke Energy Corp.	BBB	2.100%	06/15/2018	05/15/18 @ 100	404,971
400,000	Duke Energy Florida, Inc.	A	5.650%	06/15/2018	N/A	463,896
500,000	FirstEnergy Corp., Series A	BB+	2.750%	03/15/2018	02/15/18 @ 100	504,441
200,000	MidAmerican Energy Holdings Co.	BBB+	5.750%	04/01/2018	N/A	230,571
200,000	Nevada Power Co.	A	6.500%	08/01/2018	N/A	238,545
383,000	NiSource Finance Corp.	BBB-	6.400%	03/15/2018	N/A	448,116
550,000	Northern States Power Co.	A	5.250%	03/01/2018	N/A	624,613
150,000	Oncor Electric Delivery Co., LLC	A	6.800%	09/01/2018	N/A	178,867
515,000	Pacific Gas & Electric Co.	BBB	8.250%	10/15/2018	N/A	649,174
350,000	PacifiCorp	A	5.650%	07/15/2018	N/A	406,001
400,000	PECO Energy Co.	A-	5.350%	03/01/2018	N/A	456,132
400,000	Southern Co.	A-	2.450%	09/01/2018	N/A	411,396
450,000	TransAlta Corp. (Canada)	BBB-	6.650%	05/15/2018	N/A	516,810
420,000	Virginia Electric and Power Co.	A-	5.400%	04/30/2018	N/A	480,834
						8,790,551

	Electronics - 1.0%
860,000	Honeywell International, Inc.	A	5.300%	03/01/2018	N/A	989,077
1,070,000	Koninklijke Philips NV (Netherlands)	A-	5.750%	03/11/2018	N/A	1,236,835
150,000	Thermo Fisher Scientific, Inc.	BBB	1.850%	01/15/2018	N/A	150,296
						2,376,208

	Environmental Control - 0.4%
500,000	Republic Services, Inc.	BBB+	3.800%	05/15/2018	N/A	536,096
450,000	Waste Management, Inc.	A-	6.100%	03/15/2018	N/A	522,633
						1,058,729

	Food - 1.6%
650,000	ConAgra Foods, Inc.	BBB-	1.900%	01/25/2018	N/A	649,591
950,000	Kraft Foods Group, Inc.	BBB	6.125%	08/23/2018	N/A	1,115,903
1,025,000	Mondelez International, Inc.	BBB-	6.125%	02/01/2018	N/A	1,188,648
680,000	Mondelez International, Inc.	BBB-	6.125%	08/23/2018	N/A	795,580
100,000	SYSCO Corp.	A	5.250%	02/12/2018	N/A	113,392
						3,863,114

	Forest Products & Paper - 0.7%
1,260,000	International Paper Co.	BBB	7.950%	06/15/2018	N/A	1,554,375

	Gas - 0.1%
100,000	Sempra Energy	BBB+	6.150%	06/15/2018	N/A	116,855

	Health Care Products - 1.2%
150,000	Baxter International, Inc.	A	5.375%	06/01/2018	N/A	171,150
500,000	Baxter International, Inc.	A	1.850%	06/15/2018	N/A	501,499
500,000	Boston Scientific Corp.	BBB-	2.650%	10/01/2018	N/A	507,837
100,000	CR Bard, Inc.	A	1.375%	01/15/2018	N/A	98,618
300,000	Edwards Lifesciences Corp.	BBB-	2.875%	10/15/2018	N/A	302,690
900,000	Medtronic, Inc.	AA-	1.375%	04/01/2018	N/A	893,923
300,000	Stryker Corp.	A+	1.300%	04/01/2018	N/A	296,270
						2,771,987

	Health Care Services - 1.1%
200,000	Aetna, Inc.	A-	6.500%	09/15/2018	N/A	237,660
500,000	Humana, Inc.	BBB+	7.200%	06/15/2018	N/A	600,680
800,000	UnitedHealth Group, Inc.	A	6.000%	02/15/2018	N/A	928,480
450,000	WellPoint, Inc.	A-	1.875%	01/15/2018	N/A	450,135
500,000	WellPoint, Inc.	A-	2.300%	07/15/2018	N/A	505,672
						2,722,627

	Household Products & Housewares - 0.2%
400,000	Kimberly-Clark Corp.	A	7.500%	11/01/2018	N/A	501,031

	Insurance - 4.4%
1,800,000	American International Group, Inc., Series MTN	A-	5.850%	01/16/2018	N/A	2,072,947
2,800,000	American International Group, Inc.	A-	8.250%	08/15/2018	N/A	3,520,003
975,000	Berkshire Hathaway Finance Corp.	AA	5.400%	05/15/2018	N/A	1,125,703
400,000	Berkshire Hathaway, Inc.	AA	1.550%	02/09/2018	N/A	401,114
360,000	Chubb Corp.	A+	5.750%	05/15/2018	N/A	418,193
450,000	Genworth Holdings, Inc., Series MTN(a)	BBB-	6.515%	05/22/2018	N/A	524,626
100,000	Hartford Financial Services Group, Inc.	BBB	6.300%	03/15/2018	N/A	117,209
750,000	ING US, Inc.	BBB-	2.900%	02/15/2018	N/A	775,860
900,000	MetLife, Inc., Series A	A-	6.817%	08/15/2018	N/A	1,088,308
560,000	Travelers Cos., Inc.	A	5.800%	05/15/2018	N/A	647,716
						10,691,679

	Internet - 0.3%
600,000	Expedia, Inc.(a)	BBB-	7.456%	08/15/2018	N/A	712,748

	Investment Companies - 0.2%
500,000	Ares Capital Corp.	BBB	4.875%	11/30/2018	N/A	522,475

	Iron & Steel - 0.3%
200,000	Cliffs Natural Resources, Inc.(a)	BBB-	3.950%	01/15/2018	N/A	203,097
540,000	Nucor Corp.	A	5.850%	06/01/2018	N/A	617,060
						820,157

	Machinery-Construction & Mining - 1.0%
700,000	Caterpillar Financial Services Corp., Series MTN	A	5.450%	04/15/2018	N/A	802,393
400,000	Caterpillar Financial Services Corp., Series MTN	A	7.050%	10/01/2018	N/A	489,077
800,000	Caterpillar, Inc.	A	7.900%	12/15/2018	N/A	1,014,574
						2,306,044

	Machinery-Diversified - 0.2%
500,000	Roper Industries, Inc.	BBB	2.050%	10/01/2018	N/A	494,244

	Media - 2.2%
800,000	Comcast Corp.	A-	5.875%	02/15/2018	N/A	928,002
600,000	Comcast Corp.	A-	5.700%	05/15/2018	N/A	694,726
700,000	DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc.	BBB	1.750%	01/15/2018	N/A	695,156
350,000	Historic TW, Inc.	BBB	6.875%	06/15/2018	N/A	418,706
400,000	Thomson Reuters Corp. (Canada)	BBB+	6.500%	07/15/2018	N/A	466,305
1,325,000	Time Warner Cable, Inc.	BBB	6.750%	07/01/2018	N/A	1,563,424
500,000	Viacom, Inc.	BBB	2.500%	09/01/2018	N/A	510,971
						5,277,290

	Metal Fabricate & Hardware - 0.2%
500,000	Precision Castparts Corp.	A-	1.250%	01/15/2018	N/A	494,459

	Mining - 2.0%
640,000	Alcoa, Inc.	BBB-	6.750%	07/15/2018	N/A	730,459
450,000	Barrick North America Finance, LLC	BBB	6.800%	09/15/2018	N/A	526,738
600,000	Freeport-McMoRan Copper & Gold, Inc.	BBB	2.375%	03/15/2018	N/A	605,258
350,000	Goldcorp, Inc. (Canada)	BBB+	2.125%	03/15/2018	N/A	349,038
1,350,000	Rio Tinto Finance USA Ltd. (Australia)	A-	6.500%	07/15/2018	N/A	1,605,158
900,000	Rio Tinto Finance USA PLC (United Kingdom)	A-	2.250%	12/14/2018	11/14/18 @ 100	910,734
100,000	Teck Resources Ltd. (Canada)	BBB	2.500%	02/01/2018	N/A	101,391
						4,828,776

	Miscellaneous Manufacturing - 0.3%
675,000	Ingersoll-Rand Global Holding Co. Ltd. (Bermuda)	BBB	6.875%	08/15/2018	N/A	803,595

	Office & Business Equipment - 0.3%
610,000	Xerox Corp.	BBB	6.350%	05/15/2018	N/A	713,636

	Oil & Gas - 5.2%
800,000	BP Capital Markets PLC (United Kingdom)	A	1.375%	05/10/2018	N/A	788,695
1,000,000	BP Capital Markets PLC (United Kingdom)	A	2.241%	09/26/2018	N/A	1,017,159
1,600,000	Chevron Corp.	AA	1.718%	06/24/2018	05/24/18 @ 100	1,609,845
286,000	ConocoPhillips	A	5.200%	05/15/2018	N/A	325,274
500,000	Devon Energy Corp.	BBB+	2.250%	12/15/2018	11/15/18 @ 100	503,185
500,000	EQT Corp.	BBB	6.500%	04/01/2018	N/A	567,901
270,000	Marathon Oil Corp.	BBB	5.900%	03/15/2018	N/A	310,365
300,000	Occidental Petroleum Corp.	A	1.500%	02/15/2018	01/15/18 @ 100	298,667
393,000	Petro-Canada (Canada)	BBB+	6.050%	05/15/2018	N/A	456,948
300,000	Plains Exploration & Production Co.	BBB	6.875%	02/15/2023	02/15/18 @ 103	336,000
1,000,000	Shell International Finance BV (Netherlands)	AA	1.900%	08/10/2018	N/A	1,011,503
1,000,000	Shell International Finance BV (Netherlands)	AA	2.000%	11/15/2018	N/A	1,011,813
379,000	Southwestern Energy Co.	BBB-	7.500%	02/01/2018	N/A	455,083
975,000	Suncor Energy, Inc. (Canada)	BBB+	6.100%	06/01/2018	N/A	1,140,263
750,000	Total Capital Canada Ltd. (Canada)	AA-	1.450%	01/15/2018	N/A	750,933
1,000,000	Total Capital SA (France)	AA-	2.125%	08/10/2018	N/A	1,018,633
760,000	Transocean, Inc. (Cayman Islands)	BBB-	6.000%	03/15/2018	N/A	856,755
						12,459,022

	Oil & Gas Services - 0.4%
350,000	Baker Hughes, Inc.	A	7.500%	11/15/2018	N/A	435,535
350,000	Weatherford International Ltd. (Bermuda)	BBB-	6.000%	03/15/2018	N/A	398,290
						833,825

	Pharmaceuticals - 3.5%
500,000	AbbVie, Inc.	A	2.000%	11/06/2018	N/A	500,735
1,800,000	GlaxoSmithKline Capital, Inc.	A+	5.650%	05/15/2018	N/A	2,091,641
850,000	Johnson & Johnson	AAA	5.150%	07/15/2018	N/A	982,561
250,000	McKesson Corp.	BBB+	1.400%	03/15/2018	N/A	245,684
960,000	Medco Health Solutions, Inc.	BBB+	7.125%	03/15/2018	N/A	1,146,738
700,000	Merck & Co., Inc.	AA	1.100%	01/31/2018	N/A	690,035
300,000	Merck & Co., Inc.	AA	1.300%	05/18/2018	N/A	296,636
500,000	Pfizer, Inc.(a)	AA	1.500%	06/15/2018	N/A	497,595
350,000	Pharmacia Corp.	AA	6.500%	12/01/2018	N/A	424,272
1,250,000	Sanofi (France)	AA	1.250%	04/10/2018	N/A	1,234,195
400,000	Zoetis, Inc.	BBB-	1.875%	02/01/2018	N/A	401,476
						8,511,568

	Pipelines - 1.5%
450,000	Energy Transfer Partners, LP	BBB-	6.700%	07/01/2018	N/A	526,620
970,000	Kinder Morgan Energy Partners, LP	BBB	5.950%	02/15/2018	N/A	1,110,781
370,000	Plains All American Pipeline, LP / PAA Finance Corp.	BBB	6.500%	05/01/2018	N/A	436,604
300,000	Spectra Energy Capital, LLC	BBB-	6.200%	04/15/2018	N/A	342,639
500,000	Spectra Energy Partners, LP	BBB	2.950%	09/25/2018	08/25/18 @ 100	515,532
560,000	TransCanada PipeLines Ltd. (Canada)	A-	6.500%	08/15/2018	N/A	668,053
						3,600,229

	Real Estate Investment Trusts - 1.5%
900,000	American Tower Corp.	BBB-	4.500%	01/15/2018	N/A	979,804
300,000	Boston Properties, LP	A-	3.700%	11/15/2018	08/15/18 @ 100	321,588
380,000	HCP, Inc., Series MTN(a)	BBB+	6.700%	01/30/2018	N/A	446,775
600,000	Prologis, LP	BBB	6.625%	05/15/2018	N/A	706,843
900,000	Simon Property Group, LP	A	6.125%	05/30/2018	N/A	1,057,378
200,000	Ventas Realty, LP / Ventas Capital Corp.	BBB+	2.000%	02/15/2018	01/15/18 @ 100	200,618
						3,713,006

	Retail - 3.1%
550,000	Best Buy Co., Inc.	BB	5.000%	08/01/2018	N/A	572,000
1,150,000	CVS Caremark Corp.	BBB+	2.250%	12/05/2018	11/05/18 @ 100	1,160,862
400,000	Home Depot, Inc.	A	2.250%	09/10/2018	08/10/18 @ 100	408,035
770,000	McDonald's Corp., Series MTN	A	5.350%	03/01/2018	N/A	880,936
183,000	Nordstrom, Inc.	A-	6.250%	01/15/2018	N/A	213,115
300,000	Staples, Inc.	BBB	2.750%	01/12/2018	12/13/17 @ 100	306,852
950,000	Target Corp.	A+	6.000%	01/15/2018	N/A	1,105,626
970,000	Wal-Mart Stores, Inc.	AA	5.800%	02/15/2018	N/A	1,131,325
850,000	Wal-Mart Stores, Inc.	AA	1.125%	04/11/2018	N/A	837,146
300,000	Wal-Mart Stores, Inc.	AA	1.950%	12/15/2018	N/A	303,190
450,000	Yum! Brands, Inc.	BBB	6.250%	03/15/2018	N/A	520,881
						7,439,968

	Savings & Loans - 0.2%
500,000	Santander Holdings USA, Inc.	BBB	3.450%	08/27/2018	07/27/18 @ 100	522,017

	Semiconductors - 0.8%
500,000	Altera Corp.	A-	2.500%	11/15/2018	N/A	505,381
450,000	Broadcom Corp.	A-	2.700%	11/01/2018	N/A	463,593
560,000	KLA-Tencor Corp.	BBB	6.900%	05/01/2018	N/A	661,106
400,000	Texas Instruments, Inc.	A+	1.000%	05/01/2018	N/A	392,023
						2,022,103

	Software - 1.4%
1,200,000	Microsoft Corp.	AAA	1.625%	12/06/2018	N/A	1,200,448
1,960,000	Oracle Corp.	A+	5.750%	04/15/2018	N/A	2,277,543
						3,477,991

	Telecommunications - 8.1%
2,025,000	AT&T, Inc.	A-	5.500%	02/01/2018	N/A	2,304,950
600,000	AT&T, Inc.	A-	5.600%	05/15/2018	N/A	688,644
1,100,000	AT&T, Inc.	A-	2.375%	11/27/2018	N/A	1,114,690
981,000	British Telecommunications PLC (United Kingdom)	BBB	5.950%	01/15/2018	N/A	1,132,702
1,550,000	Cellco Partnership / Verizon Wireless Capital, LLC	BBB+	8.500%	11/15/2018	N/A	1,981,067
650,000	Deutsche Telekom International Finance BV (Netherlands)	BBB+	6.750%	08/20/2018	N/A	779,011
500,000	GTE Corp.	BBB+	6.840%	04/15/2018	N/A	588,187
1,050,000	Rogers Communications, Inc. (Canada)	BBB+	6.800%	08/15/2018	N/A	1,260,986
375,000	Telecom Italia Capital SA (Luxembourg)	BB+	6.999%	06/04/2018	N/A	427,031
1,000,000	Telefonica Emisiones SAU (Spain)	BBB	3.192%	04/27/2018	N/A	1,034,183
1,300,000	Verizon Communications, Inc.	BBB+	5.500%	02/15/2018	N/A	1,476,145
760,000	Verizon Communications, Inc.	BBB+	6.100%	04/15/2018	N/A	883,787
3,300,000	Verizon Communications, Inc.	BBB+	3.650%	09/14/2018	N/A	3,520,179
870,000	Verizon Communications, Inc.	BBB+	8.750%	11/01/2018	N/A	1,118,732
100,000	Virgin Media Secured Finance PLC (United Kingdom)	BB-	6.500%	01/15/2018	01/15/15 @ 102	103,875
950,000	Vodafone Group PLC (United Kingdom)	A-	1.500%	02/19/2018	N/A	942,160
200,000	Vodafone Group PLC (United Kingdom)	A-	4.625%	07/15/2018	N/A	222,999
						19,579,328

	Transportation - 0.7%
300,000	Burlington Northern Santa Fe, LLC	BBB+	5.750%	03/15/2018	N/A	346,008
320,000	CSX Corp.	BBB+	6.250%	03/15/2018	N/A	373,502
200,000	Norfolk Southern Corp.	BBB+	5.750%	04/01/2018	N/A	230,912
550,000	United Parcel Service, Inc.	A+	5.500%	01/15/2018	N/A	631,849
						1,582,271

	Water - 0.1%
250,000	Veolia Environnement SA (France)	BBB	6.000%	06/01/2018	N/A	285,335

	Total Corporate Bonds - 98.6%
	(Cost $235,719,943)					237,431,687

Number
of Shares	Description					Value
	Investments of Collateral for Securities Loaned - 0.6%
1,354,960	BNY Mellon Securities Lending Overnight Fund, 0.1057%(b) (c)					1,354,960
	(Cost $1,354,960)

	Total Investments - 99.2%
	(Cost $237,074,903)					238,786,647
	Other Assets in excess of Liabilities - 0.8%					1,934,323
	Net Assets - 100.0%					$240,720,970

AB - Stock Company
AG - Stock Corporation
BV - Limited Liability Company
LLC - Limited Liability Company
LP - Limited Partnership
N/A- Not Applicable
NV - Publicly Traded Company
PLC - Public Limited Company
SA - Corporation
SAU - Incorporated with Limited Liability
SpA - Limited Share Company
SAB de CV - Publicly Traded Company

*
Ratings shown are per Standard & Poor's Rating Group, Moody's Investor Services, Inc. or Fitch Ratings.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates. All optional call provisions are unaudited.
(a)	Security, or portion thereof, was on loan at February 28, 2014.
(b)	At February 28, 2014, the total market value of the Fund's securities on loan was $1,323,211 and the total market value of the collateral held by the Fund was $1,354,960.
(c)	Interest rate shown reflects yield as of February 28, 2014.

See previously submitted notes to financial statements for the period ended November 30, 2013.

% of Corporate
Country Breakdown	Bonds
United States	80.7%
Canada	6.5%
United Kingdom	3.9%
Netherlands	2.2%
France	2.1%
Switzerland	1.1%
Australia	0.7%
Bermuda	0.5%
Italy	0.4%
Spain	0.4%
Mexico	0.4%
Cayman Islands	0.4%
Japan	0.3%
Sweden	0.2%
Luxembourg	0.2%

Subject to change daily.

At February 28, 2014, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$237,079,513	$2,117,229	$(410,095)	$1,707,134

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and ask prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). A valuation committee consisting of representatives from investment management, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Fund and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, unchanged priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Board of Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs as described above. The fair value estimates for the Level 3 securities are determined in accordance with the Trust's valuation procedures. The Fund did not have any Level 3 securities at February 28, 2014.

Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of February 28, 2014:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$-	$237,432	$-	$237,432
Investments of Collateral for Securities Loaned	1,355	-	-	1,355
Total	$1,355	$237,432	$-	$238,787

During the nine months ended February 28, 2014, there were no transfers between levels.

BSCJ Guggenheim BulletShares 2019 Corporate Bond ETF
Portfolio of Investments
February 28, 2014 (unaudited)

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Long-Term Investments - 98.7%
	Corporate Bonds - 98.7%
	Advertising - 0.4%
$400,000	Omnicom Group, Inc.	BBB+	6.250%	07/15/2019	N/A	$ 469,836

	Aerospace & Defense - 2.3%
350,000	Boeing Capital Corp.	A	4.700%	10/27/2019	N/A	396,265
300,000	Boeing Co.	A	6.000%	03/15/2019	N/A	357,654
400,000	L-3 Communications Corp.	BBB-	5.200%	10/15/2019	N/A	442,365
300,000	Lockheed Martin Corp.	A-	4.250%	11/15/2019	N/A	328,252
200,000	Northrop Grumman Corp.	BBB	5.050%	08/01/2019	N/A	223,843
850,000	United Technologies Corp.	A	6.125%	02/01/2019	N/A	1,014,502
						2,762,881

	Agriculture - 1.7%
807,000	Altria Group, Inc.	BBB	9.250%	08/06/2019	N/A	1,075,330
400,000	Lorillard Tobacco Co.	BBB-	8.125%	06/23/2019	N/A	499,365
500,000	Philip Morris International, Inc.	A	1.875%	01/15/2019	N/A	499,022
						2,073,717

	Auto Manufacturers - 0.3%
400,000	Toyota Motor Credit Corp., Series MTN	AA-	2.100%	01/17/2019	N/A	403,388

	Banks - 21.1%
1,500,000	Bank of America Corp.	A-	2.600%	01/15/2019	N/A	1,520,103
100,000	Bank of America Corp.	BBB+	5.490%	03/15/2019	N/A	112,400
1,800,000	Bank of America Corp.	A-	7.625%	06/01/2019	N/A	2,244,562
500,000	Bank of Montreal, Series MTN (Canada)	A+	2.375%	01/25/2019	12/25/18 @ 100	508,531
500,000	Bank of New York Mellon Corp., Series MTN	A+	2.100%	01/15/2019	12/15/18 @ 100	502,342
200,000	Bank of New York Mellon Corp.	A+	5.450%	05/15/2019	N/A	231,345
900,000	Barclays Bank PLC (United Kingdom)	A	6.750%	05/22/2019	N/A	1,090,917
500,000	BB&T Corp., Series MTN	A-	6.850%	04/30/2019	N/A	612,203
100,000	BB&T Corp.	BBB+	5.250%	11/01/2019	N/A	113,475
1,727,000	Citigroup, Inc.	A-	8.500%	05/22/2019	N/A	2,226,897
1,000,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)	AA-	2.250%	01/14/2019	N/A	1,007,499
600,000	Credit Suisse (Switzerland)	A	5.300%	08/13/2019	N/A	689,977
1,500,000	Goldman Sachs Group, Inc.	A-	2.625%	01/31/2019	N/A	1,510,196
1,500,000	Goldman Sachs Group, Inc., Series GMTN	A-	7.500%	02/15/2019	N/A	1,839,194
1,450,000	JPMorgan Chase & Co.	A	6.300%	04/23/2019	N/A	1,724,112
1,000,000	Morgan Stanley	A-	2.500%	01/24/2019	N/A	1,005,186
1,850,000	Morgan Stanley, Series GMTN	A-	7.300%	05/13/2019	N/A	2,270,768
1,500,000	Morgan Stanley, Series MTN	A-	5.625%	09/23/2019	N/A	1,724,991
250,000	National City Corp.	BBB+	6.875%	05/15/2019	N/A	300,706
700,000	PNC Funding Corp.	A-	6.700%	06/10/2019	N/A	850,038
900,000	Royal Bank of Scotland Group PLC (United Kingdom)	BBB+	6.400%	10/21/2019	N/A	1,048,617
1,000,000	Svenska Handelsbanken AB (Sweden)	AA-	2.500%	01/25/2019	N/A	1,017,705
1,000,000	Wells Fargo & Co.	A+	2.150%	01/15/2019	N/A	1,010,772
						25,162,536

	Beverages - 3.1%
1,400,000	Anheuser-Busch InBev Worldwide, Inc.	A	7.750%	01/15/2019	N/A	1,756,546
300,000	Anheuser-Busch InBev Worldwide, Inc.	A	6.875%	11/15/2019	N/A	371,824
500,000	Bottling Group, LLC	A	5.125%	01/15/2019	N/A	570,365
450,000	Coca-Cola Co.	AA-	4.875%	03/15/2019	N/A	510,053
500,000	PepsiCo, Inc.	A-	2.250%	01/07/2019	12/07/18 @ 100	506,400
						3,715,188

	Biotechnology - 0.5%
485,000	Amgen, Inc.	A	5.700%	02/01/2019	N/A	567,289

	Chemicals - 3.6%
200,000	Agrium, Inc. (Canada)	BBB	6.750%	01/15/2019	N/A	238,504
1,050,000	Dow Chemical Co.	BBB	8.550%	05/15/2019	N/A	1,359,568
100,000	EI du Pont de Nemours & Co.	A	5.750%	03/15/2019	N/A	116,464
230,000	Lubrizol Corp.	AA	8.875%	02/01/2019	N/A	300,805
1,100,000	LyondellBasell Industries NV (Netherlands)	BBB	5.000%	04/15/2019	01/15/19 @ 100	1,235,269
400,000	Potash Corp. of Saskatchewan, Inc. (Canada)	A-	6.500%	05/15/2019	N/A	479,051
525,000	Praxair, Inc.	A	4.500%	08/15/2019	N/A	588,446
						4,318,107

	Commercial Services - 0.4%
450,000	Princeton University	AAA	4.950%	03/01/2019	N/A	513,531

	Computers - 1.3%
192,000	Dell, Inc.(a)	B+	5.875%	06/15/2019	N/A	200,640
700,000	Hewlett-Packard Co.	BBB+	2.750%	01/14/2019	N/A	710,947
400,000	International Business Machines Corp.	AA-	1.875%	05/15/2019	N/A	398,194
200,000	International Business Machines Corp.	AA-	8.375%	11/01/2019	N/A	263,498
						1,573,279

	Cosmetics & Personal Care - 0.5%
480,000	Procter & Gamble Co.	AA-	4.700%	02/15/2019	N/A	546,379

	Diversified Financial Services - 5.7%
420,000	Air Lease Corp.	BBB-	3.375%	01/15/2019	12/15/18 @ 100	427,350
650,000	American Express Co.	BBB+	8.125%	05/20/2019	N/A	837,152
450,000	BlackRock, Inc., Series 2	A+	5.000%	12/10/2019	N/A	515,048
315,000	Capital One Bank USA NA	BBB	8.800%	07/15/2019	N/A	407,068
400,000	General Electric Capital Corp., Series GMTN	AA+	2.300%	01/14/2019	N/A	407,450
1,150,000	General Electric Capital Corp., Series GMTN	AA+	6.000%	08/07/2019	N/A	1,364,647
400,000	International Lease Finance Corp.	BBB-	5.875%	04/01/2019	N/A	444,000
350,000	International Lease Finance Corp.	BBB-	6.250%	05/15/2019	N/A	394,800
350,000	Jefferies Group, LLC	BBB	8.500%	07/15/2019	N/A	434,000
100,000	John Deere Capital Corp.	A	2.250%	04/17/2019	N/A	101,372
750,000	SLM Corp., Series MTN	BBB-	5.500%	01/15/2019	N/A	795,979
500,000	SLM Corp., Series MTN	BBB-	4.875%	06/17/2019	N/A	517,515
100,000	TD Ameritrade Holding Corp.	A	5.600%	12/01/2019	N/A	116,377
						6,762,758

	Electric - 3.6%
200,000	Arizona Public Service Co.	A-	8.750%	03/01/2019	N/A	257,563
350,000	Consumers Energy Co.	A-	6.700%	09/15/2019	N/A	430,188
400,000	Dominion Resources, Inc.	BBB+	8.875%	01/15/2019	N/A	512,076
400,000	Dominion Resources, Inc.	BBB+	5.200%	08/15/2019	N/A	452,764
100,000	Duke Energy Corp.	BBB	5.050%	09/15/2019	N/A	113,107
400,000	Duke Energy Progress, Inc.	A	5.300%	01/15/2019	N/A	460,914
100,000	Entergy Texas, Inc.	A-	7.125%	02/01/2019	N/A	119,354
500,000	Exelon Generation Co., LLC	BBB	5.200%	10/01/2019	N/A	550,209
300,000	Georgia Power Co.	A	4.250%	12/01/2019	N/A	330,991
250,000	Nevada Power Co.	A	7.125%	03/15/2019	N/A	310,092
400,000	NextEra Energy Capital Holdings, Inc.	BBB+	6.000%	03/01/2019	N/A	459,480
150,000	NiSource Finance Corp.	BBB-	6.800%	01/15/2019	N/A	179,675
130,000	Xcel Energy, Inc.	BBB+	4.700%	05/15/2020	11/15/19 @ 100	145,548
						4,321,961

	Electrical Components & Equipment - 0.3%
300,000	Emerson Electric Co.	A	4.875%	10/15/2019	N/A	338,475

	Electronics - 0.7%
300,000	Honeywell International, Inc.	A	5.000%	02/15/2019	N/A	340,402
500,000	Thermo Fisher Scientific, Inc.	BBB	2.400%	02/01/2019	N/A	501,670
						842,072

	Environmental Control - 0.2%
250,000	Republic Services, Inc.	BBB+	5.500%	09/15/2019	N/A	285,490

	Food - 2.7%
200,000	ConAgra Foods, Inc.	BBB-	7.000%	04/15/2019	N/A	241,891
400,000	General Mills, Inc.	BBB+	5.650%	02/15/2019	N/A	467,446
575,000	Kellogg Co.	BBB+	4.150%	11/15/2019	N/A	624,837
300,000	Kroger Co.	BBB	2.300%	01/15/2019	12/15/18 @ 100	300,988
500,000	Mondelez International, Inc.	BBB-	2.250%	02/01/2019	01/01/19 @ 100	500,762
350,000	Safeway, Inc.	BBB	5.000%	08/15/2019	N/A	362,861
200,000	Unilever Capital Corp.	A+	4.800%	02/15/2019	N/A	226,292
500,000	Unilever Capital Corp.	A+	2.200%	03/06/2019	N/A	505,533
						3,230,610

	Forest Products & Paper - 0.6%
550,000	International Paper Co.	BBB	9.375%	05/15/2019	N/A	726,260

	Gas - 0.2%
200,000	Sempra Energy	BBB+	9.800%	02/15/2019	N/A	267,320

	Health Care Products - 0.7%
100,000	Baxter International, Inc.	A	4.500%	08/15/2019	N/A	111,378
450,000	Becton Dickinson and Co.	A	5.000%	05/15/2019	N/A	511,121
200,000	CareFusion Corp.	BBB	6.375%	08/01/2019	N/A	231,320
						853,819

	Health Care Services - 0.5%
450,000	UnitedHealth Group, Inc.	A	1.625%	03/15/2019	N/A	441,825
100,000	WellPoint, Inc.	A-	7.000%	02/15/2019	N/A	120,565
						562,390

	Insurance - 3.3%
200,000	ACE INA Holdings, Inc.	A	5.900%	06/15/2019	N/A	236,603
800,000	Aflac, Inc.	A-	8.500%	05/15/2019	N/A	1,036,642
200,000	Allstate Corp.	A-	7.450%	05/16/2019	N/A	251,105
200,000	Hartford Financial Services Group, Inc., Series MTN	BBB	6.000%	01/15/2019	N/A	234,279
200,000	Lincoln National Corp.	A-	8.750%	07/01/2019	N/A	260,447
800,000	MetLife, Inc.	A-	7.717%	02/15/2019	N/A	1,005,408
300,000	Prudential Financial, Inc., Series MTND	A	7.375%	06/15/2019	N/A	373,613
450,000	Travelers Cos., Inc.	A	5.900%	06/02/2019	N/A	532,804
						3,930,901

	Lodging - 0.3%
300,000	Marriott International, Inc.	BBB	3.000%	03/01/2019	12/01/18 @ 100	309,838

	Machinery-Construction & Mining - 0.9%
850,000	Caterpillar Financial Services Corp., Series MTN	A	7.150%	02/15/2019	N/A	1,050,731

	Machinery-Diversified - 0.2%
250,000	Deere & Co.	A	4.375%	10/16/2019	N/A	279,030

	Media - 4.4%
700,000	21st Century Fox America, Inc.	BBB+	6.900%	03/01/2019	N/A	851,809
600,000	CBS Corp.	BBB	8.875%	05/15/2019	N/A	774,810
350,000	Comcast Corp.	A-	5.700%	07/01/2019	N/A	410,109
300,000	DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc.	BBB	5.875%	10/01/2019	N/A	344,501
200,000	Discovery Communications, LLC	BBB	5.625%	08/15/2019	N/A	229,141
300,000	Thomson Reuters Corp. (Canada)	BBB+	4.700%	10/15/2019	N/A	329,945
500,000	Time Warner Cable, Inc.	BBB	8.750%	02/14/2019	N/A	638,608
1,030,000	Time Warner Cable, Inc.	BBB	8.250%	04/01/2019	N/A	1,298,320
200,000	Viacom, Inc.	BBB	5.625%	09/15/2019	N/A	229,336
150,000	Walt Disney Co., Series MTN	A	5.500%	03/15/2019	N/A	175,253
						5,281,832

	Mining - 2.3%
300,000	Alcoa, Inc.	BBB-	5.720%	02/23/2019	N/A	327,450
350,000	Barrick Gold Corp. (Canada)	BBB	6.950%	04/01/2019	N/A	415,739
500,000	Newmont Mining Corp.	BBB	5.125%	10/01/2019	N/A	535,134
900,000	Rio Tinto Finance USA Ltd. (Australia)	A-	9.000%	05/01/2019	N/A	1,181,446
350,000	Teck Resources Ltd. (Canada)	BBB	3.000%	03/01/2019	N/A	356,350
						2,816,119

	Miscellaneous Manufacturing - 0.8%
300,000	Danaher Corp.	A+	5.400%	03/01/2019	N/A	347,172
500,000	Illinois Tool Works, Inc.	A+	6.250%	04/01/2019	N/A	599,689
						946,861

	Office & Business Equipment - 0.5%
500,000	Xerox Corp.	BBB	5.625%	12/15/2019	N/A	572,073

	Oil & Gas - 10.7%
350,000	Anadarko Petroleum Corp.	BBB-	8.700%	03/15/2019	N/A	447,792
600,000	BP Capital Markets PLC (United Kingdom)	A	4.750%	03/10/2019	N/A	676,917
400,000	Cenovus Energy, Inc. (Canada)	BBB+	5.700%	10/15/2019	N/A	463,284
550,000	Chevron Corp.	AA	4.950%	03/03/2019	N/A	631,927
1,380,000	ConocoPhillips	A	5.750%	02/01/2019	N/A	1,627,234
550,000	Devon Energy Corp.	BBB+	6.300%	01/15/2019	N/A	653,776
200,000	Diamond Offshore Drilling, Inc.	A	5.875%	05/01/2019	N/A	234,496
450,000	EnCana Corp. (Canada)	BBB	6.500%	05/15/2019	N/A	533,377
450,000	EOG Resources, Inc.	A-	5.625%	06/01/2019	N/A	524,240
300,000	EQT Corp.	BBB	8.125%	06/01/2019	N/A	368,824
319,000	Hess Corp.	BBB	8.125%	02/15/2019	N/A	403,379
690,000	Husky Energy, Inc. (Canada)	BBB+	7.250%	12/15/2019	N/A	854,096
400,000	Noble Energy, Inc.	BBB	8.250%	03/01/2019	N/A	504,319
500,000	Petrobras Global Finance BV (Netherlands)	BBB	3.000%	01/15/2019	N/A	478,244
350,000	Pride International, Inc.	BBB+	8.500%	06/15/2019	N/A	448,878
200,000	Rowan Cos., Inc.	BBB-	7.875%	08/01/2019	N/A	243,662
1,500,000	Shell International Finance BV (Netherlands)	AA	4.300%	09/22/2019	N/A	1,670,550
300,000	Statoil ASA (Norway)	AA-	5.250%	04/15/2019	N/A	346,720
600,000	Talisman Energy, Inc. (Canada)	BBB	7.750%	06/01/2019	N/A	731,752
500,000	Total Capital International SA (France)(a)	AA-	2.125%	01/10/2019	N/A	506,653
300,000	Valero Energy Corp.	BBB	9.375%	03/15/2019	N/A	393,774
						12,743,894

	Oil & Gas Services - 1.2%
623,000	Halliburton Co.	A	6.150%	09/15/2019	N/A	748,027
495,000	Weatherford International Ltd. (Bermuda)	BBB-	9.625%	03/01/2019	N/A	646,793
						1,394,820

	Pharmaceuticals - 6.2%
650,000	Abbott Laboratories	A+	5.125%	04/01/2019	N/A	746,264
800,000	AstraZeneca PLC (United Kingdom)	AA-	1.950%	09/18/2019	N/A	793,067
100,000	Express Scripts Holding Co.	BBB+	7.250%	06/15/2019	N/A	122,696
550,000	Mead Johnson Nutrition Co.	BBB-	4.900%	11/01/2019	N/A	608,591
450,000	Merck Sharp & Dohme Corp.	AA	5.000%	06/30/2019	N/A	517,138
500,000	Mylan, Inc.	BBB-	2.550%	03/28/2019	N/A	500,788
1,450,000	Novartis Securities Investment Ltd. (Bermuda)	AA-	5.125%	02/10/2019	N/A	1,666,382
2,050,000	Pfizer, Inc.	AA	6.200%	03/15/2019	N/A	2,458,069
						7,412,995

	Pipelines - 1.6%
135,000	Enbridge Energy Partners, LP	BBB	9.875%	03/01/2019	N/A	176,489
250,000	Enterprise Products Operating, LLC, Series N	BBB+	6.500%	01/31/2019	N/A	298,712
500,000	Kinder Morgan Energy Partners, LP	BBB	2.650%	02/01/2019	N/A	503,514
100,000	Kinder Morgan Energy Partners, LP	BBB	9.000%	02/01/2019	N/A	127,561
100,000	Magellan Midstream Partners, LP	BBB+	6.550%	07/15/2019	N/A	119,442
175,000	ONEOK Partners, LP	BBB	8.625%	03/01/2019	N/A	222,561
100,000	Spectra Energy Capital, LLC	BBB-	8.000%	10/01/2019	N/A	121,713
260,000	TransCanada PipeLines Ltd. (Canada)	A-	7.125%	01/15/2019	N/A	318,494
						1,888,486

	Real Estate Investment Trusts - 2.4%
500,000	American Tower Corp.	BBB-	3.400%	02/15/2019	N/A	519,936
250,000	Boston Properties, LP	A-	5.875%	10/15/2019	N/A	292,104
100,000	Health Care REIT, Inc.	BBB	4.125%	04/01/2019	01/01/19 @ 100	106,859
274,000	Realty Income Corp.	BBB+	6.750%	08/15/2019	N/A	326,061
500,000	Simon Property Group, LP	A	2.200%	02/01/2019	11/01/18 @ 100	502,502
250,000	Simon Property Group, LP	A	10.350%	04/01/2019	01/01/19 @ 100	341,143
520,000	Simon Property Group, LP	A	5.650%	02/01/2020	11/01/19 @ 100	603,317
100,000	Ventas Realty, LP / Ventas Capital Corp.	BBB+	4.000%	04/30/2019	01/30/19 @ 100	107,088
100,000	Weyerhaeuser Co.	BBB-	7.375%	10/01/2019	N/A	123,585
						2,922,595

	Retail - 2.2%
800,000	Costco Wholesale Corp.	A+	1.700%	12/15/2019	N/A	783,238
200,000	CVS Caremark Corp.	BBB+	6.600%	03/15/2019	N/A	239,386
300,000	Lowe's Cos., Inc.	A-	4.625%	04/15/2020	10/15/19 @ 100	334,562
500,000	Walgreen Co.	BBB	5.250%	01/15/2019	N/A	569,021
600,000	Wal-Mart Stores, Inc.	AA	4.125%	02/01/2019	N/A	658,205
						2,584,412

	Semiconductors - 0.6%
800,000	Texas Instruments, Inc.	A+	1.650%	08/03/2019	N/A	785,030

	Software - 2.1%
100,000	CA, Inc.	BBB+	5.375%	12/01/2019	N/A	113,069
500,000	Microsoft Corp.	AAA	4.200%	06/01/2019	N/A	559,284
800,000	Oracle Corp.	A+	2.375%	01/15/2019	N/A	818,431
900,000	Oracle Corp.	A+	5.000%	07/08/2019	N/A	1,028,436
						2,519,220

	Telecommunications - 6.1%
1,550,000	AT&T, Inc.	A-	5.800%	02/15/2019	N/A	1,811,897
1,150,000	Cisco Systems, Inc.	AA-	4.950%	02/15/2019	N/A	1,310,885
500,000	Deutsche Telekom International Finance BV (Netherlands)	BBB+	6.000%	07/08/2019	N/A	589,812
600,000	Orange SA (France)	BBB+	5.375%	07/08/2019	N/A	678,787
350,000	Telecom Italia Capital SA (Luxembourg)	BB+	7.175%	06/18/2019	N/A	402,938
500,000	Telefonica Emisiones SAU (Spain)	BBB	5.877%	07/15/2019	N/A	568,297
1,000,000	Verizon Communications, Inc.	BBB+	6.350%	04/01/2019	N/A	1,186,684
600,000	Vodafone Group PLC (United Kingdom)	A-	5.450%	06/10/2019	N/A	695,865
						7,245,165

	Transportation - 2.5%
300,000	Burlington Northern Santa Fe, LLC	BBB+	4.700%	10/01/2019	N/A	335,839
100,000	Canadian National Railway Co. (Canada)	A	5.550%	03/01/2019	N/A	116,690
400,000	CSX Corp.	BBB+	7.375%	02/01/2019	N/A	494,139
700,000	FedEx Corp.	BBB	8.000%	01/15/2019	N/A	878,207
200,000	Norfolk Southern Corp.	BBB+	5.900%	06/15/2019	N/A	234,318
800,000	United Parcel Service, Inc.	A+	5.125%	04/01/2019	N/A	919,311
						2,978,504

	Total Corporate Bonds - 98.7%
	(Cost $117,174,877)					117,959,792

Number
of Shares	Description					Value
	Investments of Collateral for Securities Loaned - 0.5%
581,888	BNY Mellon Securities Lending Overnight Fund, 0.1057%(b) (c)					581,888
	(Cost $581,888)

	Total Investments - 99.2%
	(Cost $117,756,765)					118,541,680
	Other Assets in excess of Liabilities - 0.8%					930,764
	Net Assets - 100.0%					$119,472,444

AB - Stock Company
ASA - Stock Company
BV - Limited Liability Company
LLC - Limited Liability Company
LP - Limited Partnership
N/A- Not Applicable
NV - Publicly Traded Company
PLC - Public Limited Company
SA - Corporation
SAU - Incorporated with Limited Liability

*
Ratings shown are per Standard & Poor's Rating Group, Moody's Investor Services, Inc. or Fitch Ratings.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.
(a)	Security, or portion thereof, was on loan at February 28, 2014.
(b)	At February 28, 2014, the total market value of the Fund's securities on loan was $567,973 and the total market value of the collateral held by the Fund was $581,888.
(c)	Interest rate shown reflects yield as of February 28, 2014.

See previously submitted notes to financial statements for the period ended November 30, 2013.

% of Corporate
Country Breakdown	Bonds
United States	81.1%
Canada	4.5%
Netherlands	4.2%
United Kingdom	3.6%
Bermuda	2.0%
France	1.0%
Australia	1.0%
Sweden	0.9%
Switzerland	0.6%
Spain	0.5%
Luxembourg	0.3%
Norway	0.3%

Subject to change daily.

At February 28, 2014, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$117,756,765	$1,157,475	$(372,560)	$784,915

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and ask prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). A valuation committee consisting of representatives from investment management, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Fund and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, unchanged priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Board of Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs as described above. The fair value estimates for the Level 3 securities are determined in accordance with the Trust's valuation procedures. The Fund did not have any Level 3 securities at February 28, 2014.

Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of February 28, 2014:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$-	$117,960	$-	$117,960
Investments of Collateral for Securities Loaned	582	-	-	582
Total	$582	$117,960	$-	$118,542

During the nine months ended February 28, 2014, there were no transfers between levels.

BSCK Guggenheim BulletShares 2020 Corporate Bond ETF
Portfolio of Investments
February 28, 2014 (unaudited)

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Long-Term Investments - 98.5%
	Corporate Bonds - 98.5%
	Advertising - 0.6%
$ 500,000	Omnicom Group, Inc.	BBB+	4.450%	08/15/2020	N/A	$ 540,769

	Aerospace & Defense - 2.4%
100,000	Boeing Co.	A	4.875%	02/15/2020	N/A	113,535
450,000	L-3 Communications Corp.	BBB-	4.750%	07/15/2020	N/A	478,731
300,000	L-3 Communications Corp.	BBB-	4.950%	02/15/2021	11/15/20 @ 100	323,229
200,000	Raytheon Co.	A-	4.400%	02/15/2020	N/A	220,094
400,000	Raytheon Co.	A-	3.125%	10/15/2020	N/A	411,038
750,000	United Technologies Corp.	A	4.500%	04/15/2020	N/A	833,754
						2,380,381

	Agriculture - 0.6%
300,000	Lorillard Tobacco Co.	BBB-	6.875%	05/01/2020	N/A	353,493
250,000	Philip Morris International, Inc.	A	4.500%	03/26/2020	N/A	277,549
						631,042

	Auto Parts & Equipment - 0.3%
300,000	Johnson Controls, Inc.	BBB+	5.000%	03/30/2020	N/A	337,193

	Banks - 19.7%
1,350,000	Bank of America Corp.	A-	5.625%	07/01/2020	N/A	1,556,277
850,000	Barclays Bank PLC (United Kingdom)	A	5.125%	01/08/2020	N/A	963,789
900,000	Barclays Bank PLC (United Kingdom)	BBB	5.140%	10/14/2020	N/A	975,772
1,050,000	Citigroup, Inc.	A-	5.375%	08/09/2020	N/A	1,192,370
840,000	Credit Suisse (Switzerland)	BBB	5.400%	01/14/2020	N/A	947,218
750,000	Credit Suisse, Series MTN (Switzerland)	A	4.375%	08/05/2020	N/A	821,385
250,000	Discover Bank	BBB-	7.000%	04/15/2020	N/A	297,501
1,300,000	Goldman Sachs Group, Inc., Series GMTN	A-	5.375%	03/15/2020	N/A	1,466,283
1,250,000	Goldman Sachs Group, Inc., Series D	A-	6.000%	06/15/2020	N/A	1,453,998
500,000	HSBC Bank USA NA	A	4.875%	08/24/2020	N/A	548,383
300,000	HSBC USA, Inc.	A-	5.000%	09/27/2020	N/A	327,518
900,000	JPMorgan Chase & Co.	A	4.950%	03/25/2020	N/A	1,008,854
950,000	JPMorgan Chase & Co.	A	4.400%	07/22/2020	N/A	1,036,099
1,290,000	JPMorgan Chase & Co.	A	4.250%	10/15/2020	N/A	1,390,296
900,000	Morgan Stanley, Series GMTN	A-	5.500%	01/26/2020	N/A	1,026,564
950,000	Morgan Stanley, Series GMTN	A-	5.500%	07/24/2020	N/A	1,083,114
200,000	Northern Trust Corp.	A+	3.450%	11/04/2020	N/A	211,760
350,000	PNC Funding Corp.	A-	5.125%	02/08/2020	N/A	401,198
700,000	PNC Funding Corp.	A-	4.375%	08/11/2020	N/A	771,997
800,000	Royal Bank of Scotland PLC (United Kingdom)	A-	5.625%	08/24/2020	N/A	911,090
750,000	UBS AG, Series BKNT (Switzerland)	A	4.875%	08/04/2020	N/A	841,863
						19,233,329

	Beverages - 5.2%
1,350,000	Anheuser-Busch InBev Worldwide, Inc.	A	5.375%	01/15/2020	N/A	1,564,597
330,000	Anheuser-Busch InBev Worldwide, Inc.	A	5.000%	04/15/2020	N/A	376,143
1,000,000	Coca-Cola Co.	AA-	2.450%	11/01/2020	N/A	998,358
500,000	Coca-Cola Co.	AA-	3.150%	11/15/2020	N/A	518,761
200,000	Coca-Cola Enterprises	BBB	3.500%	09/15/2020	N/A	207,009
400,000	Diageo Capital PLC (United Kingdom)	A-	4.828%	07/15/2020	N/A	451,762
630,000	PepsiCo, Inc.	A-	4.500%	01/15/2020	N/A	702,040
200,000	PepsiCo, Inc.	A-	3.125%	11/01/2020	N/A	206,169
						5,024,839

	Biotechnology - 0.9%
800,000	Amgen, Inc.	A	3.450%	10/01/2020	N/A	831,170

	Chemicals - 2.4%
641,000	CF Industries, Inc.	BBB-	7.125%	05/01/2020	N/A	767,979
950,000	Dow Chemical Co.	BBB	4.250%	11/15/2020	08/15/20 @ 100	1,020,213
200,000	El du Pont de Nemours & Co.	A	4.625%	01/15/2020	N/A	221,804
150,000	Potash Corp of Saskatchewan, Inc. (Canada)	A-	4.875%	03/30/2020	N/A	167,733
200,000	PPG Industries, Inc.	A-	3.600%	11/15/2020	N/A	206,528
						2,384,257

	Commercial Services - 0.4%
350,000	Moody's Corp.	BBB+	5.500%	09/01/2020	N/A	392,981

	Computers - 2.5%
800,000	EMC Corp.	A	2.650%	06/01/2020	N/A	801,510
700,000	Hewlett-Packard Co.	BBB+	3.750%	12/01/2020	N/A	716,032
1,000,000	International Business Machines Corp.	AA-	1.625%	05/15/2020	N/A	956,372
						2,473,914

	Cosmetics & Personal Care - 0.1%
100,000	Avon Products, Inc.	BBB-	4.600%	03/15/2020	N/A	102,127

	Diversified Financial Services - 7.6%
200,000	Ameriprise Financial, Inc.	A	5.300%	03/15/2020	N/A	229,266
650,000	Charles Schwab Corp.	A	4.450%	07/22/2020	N/A	718,386
500,000	Ford Motor Credit Co. LLC	BBB-	8.125%	01/15/2020	N/A	634,093
1,100,000	General Electric Capital Corp., Series GMTN	AA+	5.500%	01/08/2020	N/A	1,279,154
800,000	General Electric Capital Corp., Series MTN	AA+	5.550%	05/04/2020	N/A	934,987
900,000	General Electric Capital Corp., Series MTN	AA+	4.375%	09/16/2020	N/A	989,887
600,000	International Lease Finance Corp.	BBB-	8.250%	12/15/2020	N/A	735,750
200,000	John Deere Capital Corp.	A	1.700%	01/15/2020	N/A	193,918
250,000	NASDAQ OMX Group, Inc.	BBB	5.550%	01/15/2020	N/A	276,702
400,000	Nomura Holdings, Inc. (Japan)	BBB+	6.700%	03/04/2020	N/A	471,874
657,000	SLM Corp., Series MTN	BBB-	8.000%	03/25/2020	N/A	761,299
150,000	Toyota Motor Credit Corp., Series MTN	AA-	4.500%	06/17/2020	N/A	167,740
						7,393,056

	Electric - 2.1%
300,000	Commonwealth Edison Co.	A-	4.000%	08/01/2020	05/01/20 @ 100	325,245
150,000	Constellation Energy Group, Inc.	BBB-	5.150%	12/01/2020	09/01/20 @ 100	164,390
300,000	Duke Energy Indiana, Inc.	A	3.750%	07/15/2020	N/A	320,706
200,000	Exelon Generation Co. LLC	BBB	4.000%	10/01/2020	07/01/20 @ 100	204,798
450,000	NiSource Finance	BBB-	5.450%	09/15/2020	N/A	511,583
450,000	Pacific Gas & Electric Co.	BBB	3.500%	10/01/2020	07/01/20 @ 100	469,701
70,000	Progress Energy, Inc.	BBB	4.400%	01/15/2021	10/15/20 @ 100	75,426
						2,071,849

	Electronics - 0.5%
400,000	Agilent Technologies, Inc.	BBB+	5.000%	07/15/2020	N/A	440,725

	Environmental Control - 1.0%
600,000	Republic Services, Inc.	BBB+	5.000%	03/01/2020	N/A	671,380
300,000	Waste Management, Inc.	A-	4.750%	06/30/2020	N/A	330,793
						1,002,173

	Food - 3.7%
650,000	Kellogg Co.	BBB+	4.000%	12/15/2020	N/A	690,943
700,000	Kraft Foods Group, Inc.	BBB	5.375%	02/10/2020	N/A	801,692
300,000	Kroger Co.	BBB	6.150%	01/15/2020	N/A	355,986
1,200,000	Mondelez International, Inc.	BBB-	5.375%	02/10/2020	N/A	1,371,503
350,000	Safeway, Inc.	BBB	3.950%	08/15/2020	N/A	348,681
						3,568,805

	Forest Products & Paper - 0.1%
100,000	Plum Creek Timberlands LP	BBB	4.700%	03/15/2021	12/15/20 @ 100	105,598

	Health Care Products - 3.0%
100,000	Becton Dickinson and Co.	A	3.250%	11/12/2020	N/A	103,984
600,000	Boston Scientific Corp.	BBB-	6.000%	01/15/2020	N/A	701,096
300,000	Covidien International Financial SA (Luxembourg)	A	4.200%	06/15/2020	N/A	323,896
100,000	CR Bard, Inc.	A	4.400%	01/15/2021	10/15/20 @ 100	108,384
710,000	Life Technologies Corp.	BBB	6.000%	03/01/2020	N/A	831,624
700,000	Medtronic, Inc.	AA-	4.450%	03/15/2020	N/A	778,560
100,000	Stryker Corp.	A+	4.375%	01/15/2020	N/A	109,780
						2,957,324

	Health Care Services - 1.1%
200,000	Aetna, Inc.	A-	3.950%	09/01/2020	N/A	213,357
100,000	Laboratory Corp. of America Holdings	BBB+	4.625%	11/15/2020	08/15/20 @ 100	108,292
350,000	Quest Diagnostics, Inc.	BBB+	4.750%	01/30/2020	N/A	379,025
300,000	WellPoint, Inc.	A-	4.350%	08/15/2020	N/A	323,264
						1,023,938

	Housewares - 0.4%
350,000	Newell Rubbermaid, Inc.	BBB-	4.700%	08/15/2020	N/A	376,827

	Insurance - 6.2%
500,000	AEGON Funding Co., LLC	A-	5.750%	12/15/2020	N/A	583,017
500,000	American International Group, Inc.	A-	3.375%	08/15/2020	N/A	514,557
1,050,000	American International Group, Inc.	A-	6.400%	12/15/2020	N/A	1,260,532
600,000	Aon Corp.	A-	5.000%	09/30/2020	N/A	676,139
500,000	Berkshire Hathaway Finance Corp.	AA	2.900%	10/15/2020	N/A	512,828
500,000	CNA Financial Corp.	BBB	5.875%	08/15/2020	N/A	583,444
100,000	Hartford Financial Services Group, Inc.	BBB	5.500%	03/30/2020	N/A	114,572
200,000	Manulife Financial Corp. (Canada)	A	4.900%	09/17/2020	N/A	217,849
300,000	Prudential Financial, Inc., Series MTN	A	5.375%	06/21/2020	N/A	344,720
600,000	Prudential Financial, Inc., Series MTN	A	4.500%	11/15/2020	N/A	659,288
550,000	Travelers Cos., Inc.	A	3.900%	11/01/2020	N/A	591,103
						6,058,049

	Internet - 0.9%
500,000	eBay, Inc.	A	3.250%	10/15/2020	07/15/20 @ 100	517,557
100,000	Expedia, Inc.	BBB-	5.950%	08/15/2020	N/A	111,842
200,000	Symantec Corp.	BBB	4.200%	09/15/2020	N/A	210,893
						840,292

	Iron & Steel - 0.5%
300,000	Allegheny Technologies, Inc.	BBB-	5.950%	01/15/2021	10/15/20 @ 100	318,414
200,000	Cliffs Natural Resources, Inc.(a)	BBB-	4.800%	10/01/2020	N/A	196,495
						514,909

	Leisure Time - 0.4%
400,000	Carnival Corp. (Panama)	BBB+	3.950%	10/15/2020	N/A	412,518

	Media - 6.4%
200,000	CBS Corp.	BBB	5.750%	04/15/2020	N/A	227,543
600,000	Comcast Corp.	A-	5.150%	03/01/2020	N/A	686,254
700,000	DIRECTV Holdings LLC/DIRECTV Finance Co., Inc.	BBB	5.200%	03/15/2020	N/A	772,290
200,000	DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc.	BBB	4.600%	02/15/2021	11/15/20 @ 100	211,118
800,000	Discovery Communications LLC	BBB	5.050%	06/01/2020	N/A	891,843
1,350,000	NBCUniversal Media, LLC	A-	5.150%	04/30/2020	N/A	1,545,628
750,000	Time Warner Cable, Inc.	BBB	5.000%	02/01/2020	N/A	826,483
50,000	Time Warner Cable, Inc.	BBB	4.125%	02/15/2021	11/15/20 @ 100	52,335
900,000	Time Warner, Inc.	BBB	4.875%	03/15/2020	N/A	1,001,507
						6,215,001

	Mining - 2.2%
620,000	Alcoa, Inc.	BBB-	6.150%	08/15/2020	N/A	684,803
800,000	Freeport-McMoRan Copper & Gold, Inc.	BBB	3.100%	03/15/2020	N/A	791,458
650,000	Rio Tinto Finance USA Ltd. (Australia)	A-	3.500%	11/02/2020	N/A	673,976
						2,150,237

	Oil & Gas - 5.3%
650,000	BP Capital Markets PLC (United Kingdom)	A	4.500%	10/01/2020	N/A	716,039
500,000	Chevron Corp.	AA	2.427%	06/24/2020	05/24/20 @ 100	503,175
350,000	ConocoPhillips	A	6.000%	01/15/2020	N/A	418,356
150,000	EOG Resources, Inc.	A-	4.400%	06/01/2020	N/A	165,938
400,000	Occidental Petroleum Corp., Series 1	A	4.100%	02/01/2021	11/01/20 @ 100	434,357
100,000	Pride International, Inc.	BBB+	6.875%	08/15/2020	N/A	121,202
900,000	Shell International Finance BV (Netherlands)	AA	4.375%	03/25/2020	N/A	1,003,018
200,000	Talisman Energy, Inc. (Canada)	BBB	3.750%	02/01/2021	11/01/20 @ 100	199,813
800,000	Total Capital SA (France)	AA-	4.450%	06/24/2020	N/A	889,600
500,000	Transocean, Inc. (Cayman Islands)	BBB-	6.500%	11/15/2020	N/A	566,260
150,000	Valero Energy Corp.	BBB	6.125%	02/01/2020	N/A	176,375
						5,194,133

	Oil & Gas Services - 0.6%
500,000	Weatherford International Ltd. (Bermuda)	BBB-	5.125%	09/15/2020	N/A	552,366

	Pharmaceuticals - 2.8%
200,000	Abbott Laboratories	A+	4.125%	05/27/2020	N/A	218,429
400,000	Allergan, Inc.	A+	3.375%	09/15/2020	N/A	416,140
250,000	Cardinal Health, Inc.	A-	4.625%	12/15/2020	N/A	273,828
450,000	Johnson & Johnson	AAA	2.950%	09/01/2020	N/A	469,842
300,000	Medco Health Solutions, Inc.	BBB+	4.125%	09/15/2020	N/A	320,116
200,000	Merck & Co., Inc.	AA	3.875%	01/15/2021	10/15/20 @ 100	215,077
750,000	Novartis Capital Corp.	AA-	4.400%	04/24/2020	N/A	832,532
						2,745,964

	Pipelines - 6.5%
200,000	Buckeye Partners, LP	BBB-	4.875%	02/01/2021	11/01/20 @ 100	209,906
450,000	CenterPoint Energy Resources Corp.	A-	4.500%	01/15/2021	10/15/20 @ 100	489,667
200,000	El Paso Pipeline Part Operating Co. LLC	BBB-	6.500%	04/01/2020	N/A	232,239
100,000	Enbridge Energy Partners LP	BBB	5.200%	03/15/2020	N/A	110,615
500,000	Energy Transfer Partners, LP	BBB-	4.150%	10/01/2020	08/01/20 @ 100	517,445
200,000	Enterprise Products Operating LLC	BBB+	5.250%	01/31/2020	N/A	226,872
600,000	Enterprise Products Operating LLC	BBB+	5.200%	09/01/2020	N/A	676,678
250,000	Kinder Morgan Energy Partners, LP	BBB	6.850%	02/15/2020	N/A	298,040
600,000	Kinder Morgan Energy Partners, LP	BBB	5.300%	09/15/2020	N/A	667,466
500,000	Plains All American Pipeline, LP/PAA Finance Corp.	BBB	5.750%	01/15/2020	N/A	580,179
200,000	Plains All American Pipeline/PAA Finance Corp.	BBB	5.000%	02/01/2021	11/01/20 @ 100	223,651
650,000	TransCanada PipeLines Ltd. (Canada)	A-	3.800%	10/01/2020	N/A	690,101
800,000	Williams Partners, LP	BBB	5.250%	03/15/2020	N/A	892,193
500,000	Williams Partners, LP	BBB	4.125%	11/15/2020	08/15/20 @ 100	524,067
						6,339,119

	Real Estate Investment Trusts - 2.9%
200,000	American Towers Corp.	BBB-	5.050%	09/01/2020	N/A	217,896
650,000	Boston Properties, LP	A-	5.625%	11/15/2020	08/15/20 @ 100	750,769
350,000	Digital Realty Trust, LP	BBB	5.875%	02/01/2020	N/A	389,320
300,000	ERP Operating, LP	BBB+	4.750%	07/15/2020	04/15/20 @ 100	331,716
350,000	HCP, Inc.	BBB+	2.625%	02/01/2020	11/01/19 @ 100	342,630
450,000	HCP, Inc.	BBB+	5.375%	02/01/2021	11/03/20 @ 100	504,962
91,000	ProLogis, LP	BBB	6.875%	03/15/2020	12/16/19 @ 100	109,074
200,000	Ventas Realty, LP/Ventas Capital Corp.	BBB+	2.700%	04/01/2020	01/01/20 @ 100	196,508
						2,842,875

	Retail - 3.1%
100,000	AutoZone, Inc.	BBB	4.000%	11/15/2020	08/15/20 @ 100	105,917
200,000	Home Depot, Inc.	A	3.950%	09/15/2020	06/15/20 @ 100	218,796
450,000	Nordstrom, Inc.	A-	4.750%	05/01/2020	N/A	501,530
550,000	Target Corp.	A+	3.875%	07/15/2020	N/A	590,301
850,000	Wal-Mart Stores, Inc.	AA	3.625%	07/08/2020	N/A	907,970
700,000	Wal-Mart Stores, Inc.	AA	3.250%	10/25/2020	N/A	727,711
						3,052,225

	Software - 0.9%
300,000	Adobe Systems, Inc.	A-	4.750%	02/01/2020	N/A	332,378
500,000	Microsoft Corp.	AAA	3.000%	10/01/2020	N/A	517,622
						850,000

	Telecommunications - 4.3%
1,400,000	Cisco Systems, Inc.	AA-	4.450%	01/15/2020	N/A	1,556,283
440,000	Telefonica Emisiones SAU (Spain)	BBB	5.134%	04/27/2020	N/A	479,633
1,950,000	Verizon Communications, Inc.	BBB+	4.500%	09/15/2020	N/A	2,115,403
						4,151,319

	Transportation - 0.9%
300,000	CSX Corp.	BBB+	3.700%	10/30/2020	07/30/20 @ 100	316,340
500,000	Union Pacific Corp.	A	4.000%	02/01/2021	11/01/20 @ 100	534,990
						851,330

	Total Corporate Bonds - 98.5%
	(Cost $95,384,018)					96,042,634

	Investments of Collateral for Securities Loaned - 0.2%
164,800	BNY Mellon Securities Lending Overnight Fund, 0.1057%(b) (c)					164,800
	(Cost $164,800)

	Total Investments - 98.7%
	(Cost $95,548,818)					96,207,434
	Other Assets in excess of Liabilities - 1.3%					1,252,978
	Net Assets - 100.0%					$ 97,460,412

AG - Stock Corporation
BV - Limited Liability Company
LLC - Limited Liability Company
LP - Limited Partnership
N/A- Not Applicable
PLC - Public Limited Company
SA - Corporation
SAU - Incorporated with Limited Liability

*
Ratings shown are per Standard & Poor's Rating Group, Moody's Investor Services, Inc. or Fitch Ratings.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.
***	Less than 0.1%.
(a)	Security, or portion thereof, was on loan at February 28, 2014.
(b)	At February 28, 2014, the total market value of the Fund's securities on loan was $160,358 and the total market value of the collateral held by the Fund was $164,800.
(c)	Interest rate shown reflects yield as of February 28 ,2014.

% of Corporate
Country Breakdown	Bonds
United States	86.2%
United Kingdom	4.2%
Switzerland	2.7%
Canada	1.3%
Netherlands	1.0%
France	0.9%
Australia	0.7%
Cayman Islands	0.6%
Bermuda	0.6%
Spain	0.5%
Japan	0.5%
Panama	0.4%
Luxembourg	0.4%
Subject to change daily.

See previously submitted notes to financial statements for the period ended November 30, 2013.

At February 28, 2014 the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$95,548,818	$990,592	$(331,976)	$658,616

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange ("NYSE") on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and ask prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security's fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). A valuation committee consisting of representatives from investment management, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Fund and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, unchanged priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Board of
Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi)
information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g.
discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs. The fair value value estimates for Level 3 securities are determined in accordance with the Fund's valuation procedures. The Fund did not have any Level 3 securities at February 28, 2014.

Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of February 28, 2014.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$-	$96,042	$-	$96,042
Investments of Collateral for Securities Loaned	165	-	-	165
Total	$165	$96,042	$-	$96,207

During the nine months ended February 28, 2014, there were no transfers between levels.

BSCL Guggenheim BulletShares 2021 Corporate Bond ETF
Portfolio of Investments
February 28, 2014 (unaudited)

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Long-Term Investments - 98.6%
	Corporate Bonds - 98.6%
	Advertising - 0.8%
$200,000	WPP Finance 2010 (United Kingdom)	BBB	4.750%	11/21/2021	N/A	$ 213,896

	Aerospace & Defense - 1.5%
200,000	Lockheed Martin Corp.	A-	3.350%	09/15/2021	N/A	204,887
200,000	Northrop Grumman Corp.	BBB	3.500%	03/15/2021	N/A	203,936
						408,823

	Agriculture - 1.1%
200,000	Altria Group, Inc.	BBB+	4.750%	05/05/2021	N/A	218,699
100,000	Philip Morris International, Inc.	A	2.900%	11/15/2021	N/A	99,009
						317,708

	Banks - 20.8%
200,000	Bank of America Corp.	A-	5.875%	01/05/2021	N/A	234,132
400,000	Bank of America Corp., Series MTN	A-	5.000%	05/13/2021	N/A	445,212
100,000	Bank of New York Mellon Corp., Series MTN	A+	4.150%	02/01/2021	N/A	108,650
200,000	Bank of New York Mellon Corp.	A+	3.550%	09/23/2021	08/23/21 @ 100	208,329
100,000	Bank of Nova Scotia (Canada)	A+	4.375%	01/13/2021	N/A	110,317
300,000	BNP Paribas SA, Series BKNT (France)	A+	5.000%	01/15/2021	N/A	334,482
200,000	Capital One Financial Corp.	BBB	4.750%	07/15/2021	N/A	219,423
100,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)	AA-	4.500%	01/11/2021	N/A	108,802
500,000	Goldman Sachs Group, Inc.	A-	5.250%	07/27/2021	N/A	557,759
300,000	HSBC Holdings PLC (United Kingdom)	A+	5.100%	04/05/2021	N/A	337,175
400,000	JPMorgan Chase & Co.	A	4.625%	05/10/2021	N/A	439,657
400,000	JPMorgan Chase & Co.	A	4.350%	08/15/2021	N/A	432,037
200,000	KeyCorp, Series MTN	BBB+	5.100%	03/24/2021	N/A	224,690
250,000	Lloyds TSB Bank PLC (United Kingdom)	A	6.375%	01/21/2021	N/A	301,469
300,000	Morgan Stanley	A-	5.750%	01/25/2021	N/A	345,248
200,000	Morgan Stanley, Series GMTN	A-	5.500%	07/28/2021	N/A	228,170
50,000	Northern Trust Corp.	A+	3.375%	08/23/2021	N/A	52,376
100,000	Royal Bank of Scotland PLC (United Kingdom)	A-	6.125%	01/11/2021	N/A	117,557
200,000	State Street Corp.	A+	4.375%	03/07/2021	N/A	222,762
200,000	US Bancorp, Series MTN	A+	4.125%	05/24/2021	04/23/21 @ 100	216,186
200,000	Wells Fargo & Co., Series MTN	A+	3.000%	01/22/2021	N/A	202,358
300,000	Wells Fargo & Co., Series MTN	A+	4.600%	04/01/2021	N/A	334,523
						5,781,314

	Beverages - 1.5%
100,000	Anheuser-Busch InBev Worldwide, Inc.	A	4.375%	02/15/2021	N/A	109,818
200,000	Coca-Cola Co.	AA-	3.300%	09/01/2021	N/A	206,780
100,000	PepsiCo, Inc.	A-	3.000%	08/25/2021	N/A	101,238
						417,836

	Biotechnology - 3.1%
100,000	Amgen, Inc.	A	4.100%	06/15/2021	03/15/21 @ 100	106,368
400,000	Amgen, Inc.	A	3.875%	11/15/2021	08/15/21 @ 100	420,871
100,000	Gilead Sciences, Inc.	A-	4.500%	04/01/2021	01/01/21 @ 100	109,994
200,000	Gilead Sciences, Inc.	A-	4.400%	12/01/2021	09/01/21 @ 100	218,443
						855,676

	Chemicals - 3.9%
200,000	Dow Chemical Co.	BBB	4.125%	11/15/2021	08/15/21 @ 100	210,472
150,000	Ecolab, Inc.	BBB+	4.350%	12/08/2021	N/A	161,068
200,000	EI du Pont de Nemours & Co.	A	3.625%	01/15/2021	N/A	208,640
100,000	EI du Pont de Nemours & Co.	A	4.250%	04/01/2021	N/A	109,679
200,000	LyondellBasell Industries NV (Netherlands)	BBB	6.000%	11/15/2021	08/17/21 @ 100	236,046
50,000	Praxair, Inc.	A	4.050%	03/15/2021	N/A	53,353
100,000	Praxair, Inc.	A	3.000%	09/01/2021	N/A	100,099
						1,079,357

	Computers - 2.6%
100,000	Hewlett-Packard Co.	BBB+	4.300%	06/01/2021	N/A	104,843
200,000	Hewlett-Packard Co.	BBB+	4.375%	09/15/2021	N/A	208,730
200,000	Hewlett-Packard Co.	BBB+	4.650%	12/09/2021	N/A	212,635
200,000	International Business Machines Corp.	AA-	2.900%	11/01/2021	N/A	199,246
						725,454

	Diversified Financial Services - 10.0%
100,000	BlackRock, Inc.	A+	4.250%	05/24/2021	N/A	109,039
200,000	Ford Motor Credit Co., LLC	BBB-	5.750%	02/01/2021	N/A	229,335
200,000	Ford Motor Credit Co., LLC	BBB-	5.875%	08/02/2021	N/A	231,248
300,000	General Electric Capital Corp., Series GMTN	AA+	4.625%	01/07/2021	N/A	333,159
225,000	General Electric Capital Corp.	AA	5.300%	02/11/2021	N/A	254,390
450,000	General Electric Capital Corp., Series MTN	AA+	4.650%	10/17/2021	N/A	497,785
400,000	HSBC Finance Corp.	A-	6.676%	01/15/2021	N/A	470,863
100,000	International Lease Finance Corp.	BBB-	4.625%	04/15/2021	N/A	101,188
200,000	Jefferies Group, Inc.	BBB	6.875%	04/15/2021	N/A	232,500
100,000	John Deere Capital Corp., Series MTN	A	3.150%	10/15/2021	N/A	101,591
200,000	Toyota Motor Credit Corp., Series MTN	AA-	3.400%	09/15/2021	N/A	207,334
						2,768,432

	Electric - 2.7%
100,000	Dominion Resources, Inc.	BBB+	4.450%	03/15/2021	N/A	108,039
100,000	Duke Energy Carolinas, LLC	A	3.900%	06/15/2021	03/15/21 @ 100	107,432
100,000	Duke Energy Progress, Inc.	A	3.000%	09/15/2021	06/15/21 @ 100	101,382
100,000	Ohio Power Co., Series M	BBB	5.375%	10/01/2021	N/A	115,502
100,000	PPL Energy Supply, LLC(a)	BBB	4.600%	12/15/2021	09/15/21 @ 100	100,415
100,000	Puget Energy, Inc.	BBB-	6.000%	09/01/2021	N/A	115,525
100,000	Southern California Edison Co.	A	3.875%	06/01/2021	03/01/21 @ 100	107,301
						755,596

	Electronics - 2.3%
300,000	Honeywell International, Inc.	A	4.250%	03/01/2021	N/A	330,136
100,000	PerkinElmer, Inc.	BBB	5.000%	11/15/2021	08/15/21 @ 100	105,165
200,000	Thermo Fisher Scientific, Inc.	BBB	3.600%	08/15/2021	05/15/21 @ 100	205,192
						640,493

	Environmental Control - 0.4%
100,000	Republic Services, Inc.	BBB+	5.250%	11/15/2021	N/A	112,535

	Food - 1.9%
200,000	General Mills, Inc.	BBB+	3.150%	12/15/2021	09/15/21 @ 100	202,613
100,000	JM Smucker Co.	BBB+	3.500%	10/15/2021	N/A	102,588
200,000	Unilever Capital Corp.	A+	4.250%	02/10/2021	N/A	219,007
						524,208

	Forest Products & Paper - 1.2%
100,000	International Paper Co.	BBB	7.500%	08/15/2021	N/A	126,499
200,000	International Paper Co.	BBB	4.750%	02/15/2022	11/15/21 @ 100	217,231
						343,730

	Healthcare-Products - 0.7%
200,000	Becton Dickinson and Co.	A	3.125%	11/08/2021	N/A	203,831

	Healthcare-Services - 1.7%
100,000	Aetna, Inc.	A-	4.125%	06/01/2021	03/01/21 @ 100	107,233
100,000	Cigna Corp.	A-	4.000%	02/15/2022	11/15/21 @ 100	104,205
100,000	Coventry Health Care, Inc.	A-	5.450%	06/15/2021	03/15/21 @ 100	114,255
50,000	UnitedHealth Group, Inc.	A	3.375%	11/15/2021	08/15/21 @ 100	50,658
100,000	WellPoint, Inc.	A-	3.700%	08/15/2021	05/15/21 @ 100	101,998
						478,349

	Insurance - 3.4%
200,000	Berkshire Hathaway Finance Corp.	AA	4.250%	01/15/2021	N/A	219,225
100,000	Berkshire Hathaway, Inc.	AA	3.750%	08/15/2021	N/A	105,894
100,000	Genworth Holdings, Inc.	BBB-	7.625%	09/24/2021	N/A	123,978
50,000	Marsh & McLennan Cos., Inc.	A-	4.800%	07/15/2021	04/15/21 @ 100	54,636
200,000	MetLife, Inc.	A-	4.750%	02/08/2021	N/A	222,769
200,000	Willis Group Holdings PLC (Ireland)	BBB-	5.750%	03/15/2021	N/A	222,095
						948,597

	Internet - 0.4%
100,000	Google, Inc.	AA	3.625%	05/19/2021	N/A	106,658

	Iron & Steel - 0.4%
100,000	Cliffs Natural Resources, Inc.(a)	BBB-	4.875%	04/01/2021	01/01/21 @ 100	97,029

	Machinery-Construction & Mining - 1.0%
200,000	Caterpillar, Inc.	A	3.900%	05/27/2021	N/A	213,554
50,000	Joy Global, Inc.	BBB	5.125%	10/15/2021	N/A	53,034
						266,588

	Media - 6.9%
100,000	21st Century Fox America, Inc.	BBB+	4.500%	02/15/2021	N/A	109,174
300,000	DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc.	BBB	5.000%	03/01/2021	N/A	324,110
100,000	Discovery Communications, LLC	BBB	4.375%	06/15/2021	N/A	106,667
400,000	NBCUniversal Media, LLC	A-	4.375%	04/01/2021	N/A	435,203
190,000	Time Warner Cable, Inc.	BBB	4.125%	02/15/2021	11/15/20 @ 100	198,872
100,000	Time Warner Cable, Inc.(a)	BBB	4.000%	09/01/2021	06/01/21 @ 100	104,037
200,000	Time Warner, Inc.	BBB	4.700%	01/15/2021	N/A	218,405
100,000	Time Warner, Inc.	BBB	4.750%	03/29/2021	N/A	110,163
100,000	Viacom, Inc.	BBB	4.500%	03/01/2021	N/A	107,467
100,000	Walt Disney Co., Series MTN	A	3.750%	06/01/2021	N/A	106,283
100,000	Walt Disney Co.	A	2.750%	08/16/2021	N/A	99,965
						1,920,346

	Mining - 2.5%
100,000	Alcoa, Inc.	BBB-	5.400%	04/15/2021	01/15/21 @ 100	105,451
325,000	Barrick North America Finance, LLC	BBB	4.400%	05/30/2021	N/A	329,506
100,000	Kinross Gold Corp. (Canada)	Baa3	5.125%	09/01/2021	06/01/21 @ 100	99,325
100,000	Rio Tinto Finance USA Ltd. (Australia)	A-	4.125%	05/20/2021	N/A	105,611
50,000	Rio Tinto Finance USA PLC (United Kingdom)	A-	3.500%	03/22/2022	12/22/21 @ 100	50,261
						690,154

	Office & Business Equipment - 0.4%
100,000	Xerox Corp.	BBB	4.500%	05/15/2021	N/A	105,817

	Oil & Gas - 7.3%
200,000	BP Capital Markets PLC (United Kingdom)	A	4.742%	03/11/2021	N/A	223,302
200,000	BP Capital Markets PLC (United Kingdom)	A	3.561%	11/01/2021	N/A	206,855
100,000	Encana Corp. (Canada)	BBB	3.900%	11/15/2021	08/15/21 @ 100	102,435
200,000	Ensco PLC (United Kingdom)	BBB+	4.700%	03/15/2021	N/A	215,675
100,000	EQT Corp.	BBB	4.875%	11/15/2021	N/A	105,165
150,000	Marathon Petroleum Corp.	BBB	5.125%	03/01/2021	N/A	168,004
200,000	Noble Energy, Inc.	BBB	4.150%	12/15/2021	09/15/21 @ 100	211,358
150,000	Occidental Petroleum Corp.	A	3.125%	02/15/2022	11/15/21 @ 100	149,266
200,000	Talisman Energy, Inc. (Canada)	BBB	3.750%	02/01/2021	11/01/20 @ 100	199,813
200,000	Total Capital SA (France)	AA-	4.250%	12/15/2021	N/A	216,281
200,000	Transocean, Inc. (Cayman Islands)	BBB-	6.375%	12/15/2021	N/A	224,711
						2,022,865

	Oil & Gas Services - 0.4%
100,000	Baker Hughes, Inc.	A	3.200%	08/15/2021	05/15/21 @ 100	102,361

	Pharmaceuticals - 2.4%
100,000	AmerisourceBergen Corp.	A-	3.500%	11/15/2021	08/15/21 @ 100	103,212
125,000	Express Scripts Holding Co.	BBB+	4.750%	11/15/2021	N/A	136,025
400,000	Sanofi (France)	AA	4.000%	03/29/2021	N/A	429,909
						669,146

	Pipelines - 1.9%
100,000	El Paso Pipeline Partners Operating Co., LLC	BBB-	5.000%	10/01/2021	07/01/21 @ 100	106,860
200,000	Energy Transfer Partners, LP	BBB-	4.650%	06/01/2021	03/01/21 @ 100	210,207
200,000	Energy Transfer Partners, LP	BBB-	5.200%	02/01/2022	11/01/21 @ 100	215,215
						532,282

	Real Estate Investment Trusts - 2.9%
100,000	American Tower Corp.	BBB-	5.900%	11/01/2021	N/A	112,944
100,000	Boston Properties, LP	A-	4.125%	05/15/2021	N/A	105,635
100,000	ERP Operating, LP	BBB+	4.625%	12/15/2021	09/15/21 @ 100	108,524
200,000	Health Care REIT, Inc.	BBB	5.250%	01/15/2022	10/15/21 @ 100	220,466
50,000	Simon Property Group, LP	A	4.125%	12/01/2021	09/01/21 @ 100	53,418
200,000	Ventas Realty, LP/Ventas Capital Corp.	BBB+	4.750%	06/01/2021	03/01/21 @ 100	215,571
						816,558

	Retail - 4.7%
100,000	Best Buy Co., Inc.	BB	5.500%	03/15/2021	12/15/20 @ 100	100,000
200,000	CVS Caremark Corp.	BBB+	4.125%	05/15/2021	02/15/21 @ 100	213,453
200,000	Gap, Inc.	BBB-	5.950%	04/12/2021	01/12/21 @ 100	225,147
200,000	Home Depot, Inc.	A	4.400%	04/01/2021	01/01/21 @ 100	221,819
100,000	Lowe's Cos., Inc.	A-	3.750%	04/15/2021	01/15/21 @ 100	105,853
100,000	Lowe's Cos., Inc.	A-	3.800%	11/15/2021	08/15/21 @ 100	105,746
300,000	Wal-Mart Stores, Inc.	AA	4.250%	04/15/2021	N/A	329,385
						1,301,403

	Semiconductors - 0.9%
50,000	Applied Materials, Inc.	A-	4.300%	06/15/2021	N/A	53,226
200,000	Intel Corp.	A+	3.300%	10/01/2021	N/A	205,468
						258,694

	Software - 0.4%
100,000	Microsoft Corp.	AAA	4.000%	02/08/2021	N/A	109,382

	Telecommunications - 5.0%
100,000	AT&T, Inc.	A-	4.450%	05/15/2021	N/A	107,872
200,000	AT&T, Inc.	A-	3.875%	08/15/2021	N/A	207,465
100,000	Orange SA (France)	BBB+	4.125%	09/14/2021	N/A	103,533
200,000	Qwest Corp.	BBB-	6.750%	12/01/2021	N/A	226,531
200,000	Telefonica Emisiones SAU (Spain)	BBB	5.462%	02/16/2021	N/A	220,123
200,000	Verizon Communications, Inc.	BBB+	4.600%	04/01/2021	N/A	216,997
300,000	Verizon Communications, Inc.	BBB+	3.500%	11/01/2021	N/A	303,309
						1,385,830

	Transportation - 1.5%
200,000	Norfolk Southern Corp.	BBB+	3.250%	12/01/2021	09/01/21 @ 100	202,457
200,000	United Parcel Service, Inc.	A+	3.125%	01/15/2021	N/A	205,475
						407,932

	Total Corporate Bonds - 98.6%
	(Cost $26,963,124)					27,368,880

	Investments of Collateral for Securities Loaned - 0.9%
251,200	BNY Mellon Securities Lending Overnight Fund, 0.1057%(b) (c)					251,200
	(Cost $251,200)

	Total Investments - 99.5%
	(Cost $27,214,324)					27,620,080
	Other Assets in excess of Liabilities - 0.5%					126,355
	Net Assets - 100.0%					$ 27,746,435

LLC - Limited Liability Company
LP - Limited Partnership
N/A- Not Applicable
NV- Publicly Traded Company
PLC - Public Limited Company
SA - Corporation
SAU - Limited Liability Company

*
Ratings shown are per Standard & Poor's Rating Group, Moody's Investor Services, Inc. or Fitch Ratings.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.
(a)	Security, or portion thereof, was on loan at February 28, 2014.
(b)	At February 28, 2014, the total market value of the Fund's securities on loan was $244,987 and the total market value of the collateral held by the Fund was $251,200.
(c)	Interest rate shown reflects yield as of February 28 ,2014.

Country Breakdown	Bonds
United States	84.0%
United Kingdom	6.1%
France	4.0%
Canada	1.9%
Netherlands	1.2%
Cayman Islands	0.8%
Ireland	0.8%
Spain	0.8%
Australia	0.4%
Subject to change daily.

See previously submitted notes to financial statements for the period ended November 30, 2013.

At February 28, 2014 the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$27,214,324	$415,953	$(10,197)	$405,756

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange ("NYSE") on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and ask prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security's fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). A valuation committee consisting of representatives from investment management, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Fund and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, unchanged priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Board of
Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi)
information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g.
discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs. The fair value value estimates for Level 3 securities are determined in accordance with the Fund's valuation procedures. The Fund did not have any Level 3 securities at February 28, 2014.

Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of February 28, 2014.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$-	$27,369	$-	$27,369
Investments of Collateral for Securities Loaned	251	-	-	251
Total	$251	$27,369	$-	$27,620

During the nine months ended February 28, 2014, there were no transfers between levels.

BSCM Guggenheim BulletShares 2022 Corporate Bond ETF
Portfolio of Investments
February 28, 2014 (unaudited)

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Corporate Bonds - 98.9%
	Aerospace & Defense - 3.1%
$150,000	General Dynamics Corp.	A	2.250%	11/15/2022	08/15/22 @ 100	$ 138,984
150,000	Raytheon Co.	A-	2.500%	12/15/2022	09/15/22 @ 100	140,970
200,000	United Technologies Corp.	A	3.100%	06/01/2022	N/A	200,934
						480,888

	Agriculture - 3.7%
200,000	Altria Group, Inc.	BBB	2.850%	08/09/2022	N/A	187,852
200,000	Philip Morris International, Inc.	A	2.500%	08/22/2022	N/A	187,066
200,000	Reynolds American, Inc.	BBB-	3.250%	11/01/2022	N/A	190,449
						565,367

	Banks - 19.5%
200,000	Bank of America Corp.	A-	5.700%	01/24/2022	N/A	231,502
200,000	Barclays Bank PLC (United Kingdom)(a)	BB+	7.625%	11/21/2022	N/A	221,500
200,000	Citigroup, Inc.	A-	4.500%	01/14/2022	N/A	213,415
250,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)	A	3.950%	11/09/2022	N/A	248,263
400,000	Goldman Sachs Group, Inc.	A-	5.750%	01/24/2022	N/A	457,535
200,000	HSBC Holdings PLC (United Kingdom)	A+	4.000%	03/30/2022	N/A	207,614
300,000	JPMorgan Chase & Co.	A	4.500%	01/24/2022	N/A	324,915
200,000	JPMorgan Chase & Co.	A	3.250%	09/23/2022	N/A	197,129
200,000	Morgan Stanley	BBB+	4.875%	11/01/2022	N/A	211,411
200,000	Royal Bank of Scotland Group PLC (United Kingdom)	BB+	6.125%	12/15/2022	N/A	210,581
200,000	US Bancorp, Series MTN	A	2.950%	07/15/2022	06/15/22 @ 100	192,855
260,000	Wells Fargo & Co., Series MTN	A+	3.500%	03/08/2022	N/A	266,673
						2,983,393

	Beverages - 2.5%
200,000	Anheuser-Busch InBev Worldwide, Inc.	A	2.500%	07/15/2022	N/A	189,583
100,000	Diageo Investment Corp.	A-	2.875%	05/11/2022	N/A	97,779
100,000	PepsiCo, Inc.	A-	2.750%	03/05/2022	N/A	97,225
						384,587

	Building Materials - 0.7%
100,000	Owens Corning	BBB-	4.200%	12/15/2022	09/15/22 @ 100	99,378

	Chemicals - 3.2%
200,000	Dow Chemical Co.	BBB	3.000%	11/15/2022	08/15/22 @ 100	191,030
200,000	Eastman Chemical Co.	BBB	3.600%	08/15/2022	05/15/22 @ 100	198,342
100,000	Praxair, Inc.	A	2.200%	08/15/2022	05/15/22 @ 100	92,967
						482,339

	Commercial Services - 1.2%
200,000	Adt Corp.	BB-	3.500%	07/15/2022	N/A	182,824

	Computers - 1.2%
200,000	International Business Machines Corp.	AA-	1.875%	08/01/2022	N/A	179,705

	Diversified Financial Services - 4.6%
200,000	American Express Co.	BBB+	2.650%	12/02/2022	N/A	190,705
200,000	Ford Motor Credit Co., LLC	BBB-	4.250%	09/20/2022	N/A	207,025
200,000	General Electric Capital Corp., Series GMTN	AA+	3.150%	09/07/2022	N/A	198,009
100,000	International Lease Finance Corp.	BBB-	5.875%	08/15/2022	N/A	107,375
						703,114

	Environmental Control - 0.7%
100,000	Republic Services, Inc.	BBB+	3.550%	06/01/2022	03/01/22 @ 100	100,102

	Food - 1.3%
200,000	Kraft Foods Group, Inc.	BBB	3.500%	06/06/2022	N/A	201,492

	Gas - 1.2%
200,000	Sempra Energy	BBB+	2.875%	10/01/2022	07/01/22 @ 100	190,593

	Hand & Machine Tools - 1.3%
200,000	Stanley Black & Decker, Inc.	A	2.900%	11/01/2022	N/A	192,768

	Health Care Services - 1.3%
100,000	Aetna, Inc.	A-	2.750%	11/15/2022	08/15/22 @ 100	94,524
100,000	UnitedHealth Group, Inc.	A	2.875%	03/15/2022	12/15/21 @ 100	97,541
						192,065

	Insurance - 0.7%
100,000	American International Group, Inc.	A-	4.875%	06/01/2022	N/A	110,101

	Internet - 1.8%
100,000	Amazon.com, Inc.	AA-	2.500%	11/29/2022	08/29/22 @ 100	93,498
200,000	eBay, Inc.	A	2.600%	07/15/2022	04/15/22 @ 100	188,645
						282,143

	Lodging - 2.0%
100,000	Wyndham Worldwide Corp.	BBB-	4.250%	03/01/2022	12/01/21 @ 100	101,486
200,000	Wynn Las Vegas, LLC / Wynn Las Vegas Capital Corp.	BBB-	5.375%	03/15/2022	03/15/17 @ 103	211,000
						312,486

	Machinery-Diversified - 0.6%
100,000	Deere & Co.	A	2.600%	06/08/2022	03/08/22 @ 100	96,343

	Media - 4.8%
100,000	21st Century Fox America, Inc.	BBB+	3.000%	09/15/2022	N/A	96,591
100,000	Comcast Cable Communications Holdings, Inc.	A-	9.455%	11/15/2022	N/A	142,581
100,000	Comcast Corp.	A-	3.125%	07/15/2022	N/A	99,269
200,000	DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc.	BBB	3.800%	03/15/2022	N/A	198,018
100,000	Time Warner, Inc.(a)	BBB	3.400%	06/15/2022	N/A	99,674
100,000	Walt Disney Co., Series MTN	A	2.350%	12/01/2022	N/A	93,380
						729,513

	Mining - 4.1%
100,000	Barrick Gold Corp. (Canada)	BBB	3.850%	04/01/2022	N/A	95,998
200,000	Freeport-McMoRan Copper & Gold, Inc.	BBB	3.550%	03/01/2022	12/01/21 @ 100	193,164
200,000	Newmont Mining Corp.	BBB	3.500%	03/15/2022	12/15/21 @ 100	182,406
150,000	Rio Tinto Finance USA PLC (United Kingdom)	A-	3.500%	03/22/2022	12/22/21 @ 100	150,783
						622,351

	Miscellaneous Manufacturing - 3.1%
200,000	Eaton Corp.	A-	2.750%	11/02/2022	N/A	190,967
200,000	General Electric Co.	AA+	2.700%	10/09/2022	N/A	193,779
100,000	Pentair Finance SA (Luxemburg)	BBB	3.150%	09/15/2022	06/15/22 @ 100	95,126
						479,872

	Oil & Gas - 11.1%
200,000	Apache Corp.	A-	3.250%	04/15/2022	01/15/22 @ 100	202,987
200,000	BP Capital Markets PLC (United Kingdom)	A	2.500%	11/06/2022	N/A	187,223
200,000	Chevron Corp.	AA	2.355%	12/05/2022	09/05/22 @ 100	188,431
200,000	ConocoPhillips Co.	A	2.400%	12/15/2022	09/15/22 @ 100	189,085
100,000	Devon Energy Corp.	BBB+	3.250%	05/15/2022	02/15/22 @ 100	98,755
200,000	Marathon Oil Corp.	BBB	2.800%	11/01/2022	08/01/22 @ 100	189,401
100,000	Murphy Oil Corp.	BBB	3.700%	12/01/2022	09/01/22 @ 100	95,768
150,000	Occidental Petroleum Corp.	A	3.125%	02/15/2022	11/15/21 @ 100	149,266
200,000	Phillips 66	BBB	4.300%	04/01/2022	N/A	211,378
100,000	Shell International Finance BV (Netherlands)	AA	2.375%	08/21/2022	N/A	94,675
100,000	Total Capital International SA (France)	AA-	2.875%	02/17/2022	N/A	98,736
						1,705,705

	Oil & Gas Services - 1.9%
200,000	National Oilwell Varco, Inc.	A	2.600%	12/01/2022	09/01/22 @ 100	191,130
100,000	Weatherford International Ltd. (Bermuda)	BBB-	4.500%	04/15/2022	01/15/22 @ 100	104,476
						295,606

	Pharmaceuticals - 8.2%
300,000	AbbVie, Inc.	A	2.900%	11/06/2022	N/A	290,235
200,000	Actavis, Inc.	BBB-	3.250%	10/01/2022	07/01/22 @ 100	192,366
100,000	Bristol-Myers Squibb Co.	A+	2.000%	08/01/2022	N/A	91,599
200,000	Express Scripts Holding Co.	BBB+	3.900%	02/15/2022	N/A	206,133
200,000	GlaxoSmithKline Capital PLC (United Kingdom)	A+	2.850%	05/08/2022	N/A	197,191
100,000	Merck & Co., Inc.	AA	2.400%	09/15/2022	06/15/22 @ 100	94,177
200,000	Novartis Capital Corp.	AA-	2.400%	09/21/2022	N/A	189,486
						1,261,187

	Pipelines - 0.6%
100,000	TransCanada PipeLines Ltd. (Canada)	A-	2.500%	08/01/2022	N/A	94,202

	Real Estate Investment Trusts - 4.1%
200,000	Alexandria Real Estate Equities, Inc.	BBB-	4.600%	04/01/2022	01/01/22 @ 100	207,518
200,000	American Tower Corp.	BBB-	4.700%	03/15/2022	N/A	209,319
200,000	Hospitality Properties Trust	BBB-	5.000%	08/15/2022	02/15/22 @ 100	208,852
						625,689

	Retail - 2.5%
200,000	CVS Caremark Corp.	BBB+	2.750%	12/01/2022	09/01/22 @ 100	189,145
200,000	Target Corp.	A+	2.900%	01/15/2022	N/A	196,058
						385,203

	Savings & Loans - 0.6%
100,000	People's United Financial, Inc.	BBB+	3.650%	12/06/2022	09/06/22 @ 100	97,251

	Semiconductors - 0.6%
100,000	Intel Corp.	A+	2.700%	12/15/2022	N/A	95,125

	Software - 2.9%
150,000	Fidelity National Information Services, Inc.	BBB	5.000%	03/15/2022	03/15/17 @ 103	156,436
300,000	Oracle Corp.	A+	2.500%	10/15/2022	N/A	283,102
						439,538

	Telecommunications - 2.5%
200,000	AT&T, Inc.	A-	3.000%	02/15/2022	N/A	193,315
200,000	Verizon Communications, Inc.	BBB+	2.450%	11/01/2022	08/01/22 @ 100	182,529
						375,844

	Transportation - 1.3%
200,000	Burlington Northern Santa Fe, LLC	BBB+	3.050%	09/01/2022	06/01/22 @ 100	193,653

	Total Corporate Bonds - 98.9%
	(Cost $14,810,327)					15,140,427

Number
of Shares	Description					Value
	Investments of Collateral for Securities Loaned - 1.7%
266,400	BNY Mellon Securities Lending Overnight Fund, 0.1057%(b) (c)					$ 266,400
	(Cost $266,400)

	Total Investments - 100.6%
	(Cost $15,076,727)					15,406,827
	Liabilities in excess of Other Assets - (0.6%)					(92,966)
	Net Assets - 100.0%					$ 15,313,861

BV – Limited Liability Company
LLC – Limited Liability Company
N/A – Not Applicable
PLC – Public Limited Company
SA – Corporation

*
Ratings shown are per Standard & Poor’s Rating Group, Moody’s Investor Services, Inc. or Fitch Ratings. Securities classified as NR are not rated. (For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. is provided. Likewise, for securities not rated by Standard & Poor’s Rating Group and Moody’s Investor Services, Inc., the rating by Fitch Ratings is provided.) All ratings are unaudited. The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates. All optional call provisions are unaudited.

(a)	Security, or portion thereof, was on loan at February 28, 2014.

(b)	At February 28, 2014, the total market value of the Fund’s securities on loan was $259,936 and the total market value of the collateral held by the Fund was $266,400.

(c)	Interest rate shown reflects yield as of February 28, 2014.

Country Breakdown	% of Corporate Bonds
United States	86.7%
United Kingdom	7.8%
Netherlands	2.3%
Canada	1.3%
Bermuda	0.7%
France	0.6%
Luxembourg	0.6%

Subject to change daily.

BSCM | Guggenheim BulletShares 2022 Corporate Bond ETF

At February 28, 2014, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$15,076,727	$340,413	$(10,313)	$330,100

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and ask prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). A valuation committee consisting of representatives from investment management, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Funds and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, unchanged priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Board of Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs as described above. The fair value estimates for the Level 3 securities are determined in accordance with the Trust’s valuation procedures.  The Fund did not have any Level 3 securities at February 28, 2014.

Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of February 28, 2014.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$-	$15,141	$-	$15,141
Investments of Collateral for Securities Loaned	266	-	-	266
Total	$266	$15,141	$-	$15,407

During the period ended February 28, 2014, there were no transfers between levels.

BSJE Guggenheim BulletShares 2014 High Yield Corporate Bond ETF
Portfolio of Investments
February 28, 2014 (unaudited)

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Long-Term Investments - 97.3%
	Corporate Bonds - 90.3%
	Advertising - 0.2%
$ 957,000	Lamar Media Corp.	BB-	7.875%	04/15/2018	4/21/14 @ 104	$ 1,004,850

	Aerospace & Defense - 4.1%
5,500,000	Kratos Defense & Security Solutions, Inc.	B	10.000%	06/01/2017	06/01/14 @ 105	5,885,000
13,265,000	TransDigm, Inc.	CCC+	7.750%	12/15/2018	12/15/14 @ 104	14,276,456
1,400,000	Triumph Group, Inc.	BB-	8.625%	07/15/2018	07/15/14 @ 104	1,499,750
						21,661,206

	Auto Parts & Equipment - 1.6%
1,702,000	Cooper-Standard Automotive, Inc.	BB-	8.500%	05/01/2018	05/01/14 @ 104	1,797,737
828,000	Lear Corp.	BB	7.875%	03/15/2018	N/A	863,190
437,000	Meritor, Inc.	B-	10.625%	03/15/2018	N/A	462,674
2,000,000	Tenneco, Inc.	BB-	7.750%	08/15/2018	08/15/14 @ 104	2,132,500
2,703,000	Tomkins, LLC / Tomkins, Inc.	BB-	9.000%	10/01/2018	10/01/14 @ 105	2,929,376
100,000	TRW Automotive, Inc.(a)	NR	7.000%	03/15/2014	N/A	100,125
						8,285,602

	Banks - 3.8%
6,424,000	Ally Financial, Inc., Series 8	BB	6.750%	12/01/2014	N/A	6,688,990
4,250,000	Ally Financial, Inc.	BB	6.750%	12/01/2014	N/A	4,430,625
5,625,000	CIT Group, Inc.(a)	BB-	5.250%	04/01/2014	N/A	5,646,094
3,000,000	Emigrant Bancorp, Inc.(a)	B-	6.250%	06/15/2014	N/A	3,056,742
						19,822,451

	Beverages - 1.6%
4,520,000	Constellation Brands, Inc.	BB+	8.375%	12/15/2014	N/A	4,774,250
3,600,000	Cott Beverages, Inc.	B+	8.125%	09/01/2018	09/01/14 @ 104	3,861,000
						8,635,250

	Building Materials - 1.7%
891,000	Ainsworth Lumber Co. Ltd. (Canada)(a)	B+	7.500%	12/15/2017	12/15/14 @ 104	960,052
4,346,000	Building Materials Corp. of America(a)	BB+	6.875%	08/15/2018	08/15/14 @ 103	4,590,462
700,000	Nortek, Inc.	B	10.000%	12/01/2018	12/01/14 @ 105	775,250
2,570,000	USG Corp.(a)	BB	8.375%	10/15/2018	10/15/14 @ 104	2,778,813
						9,104,577

	Chemicals - 1.6%
6,000,000	Celanese US Holdings, LLC	BB+	6.625%	10/15/2018	10/15/14 @ 103	6,390,000
1,758,000	NOVA Chemicals Corp. (Canada)	BB+	8.625%	11/01/2019	11/01/14 @ 104	1,922,813
						8,312,813

	Coal - 0.3%
1,600,000	Cloud Peak Energy Resources, LLC / Cloud Peak Energy Finance Corp.	BB-	8.500%	12/15/2019	12/15/14 @ 104	1,734,000

	Commercial Services - 9.1%
7,120,000	Avis Budget Car Rental, LLC / Avis Budget Finance, Inc.	B	8.250%	01/15/2019	10/15/14 @ 104	7,698,500
1,300,000	Cardtronics, Inc.	BB+	8.250%	09/01/2018	09/01/14 @ 104	1,397,500
500,000	Deluxe Corp., Series B	BB	5.125%	10/01/2014	N/A	510,312
4,600,000	Envision Healthcare Corp.	B-	8.125%	06/01/2019	06/01/14 @ 106	4,953,625
6,400,000	Hertz Corp.	B	7.500%	10/15/2018	10/15/14 @ 104	6,864,000
4,566,000	Interactive Data Corp.	B	10.250%	08/01/2018	08/01/14 @ 105	4,976,940
3,922,000	Iron Mountain, Inc.	B	8.375%	08/15/2021	08/15/14 @ 104	4,196,540
4,500,000	Jaguar Holding Co. II / Jaguar Merger Sub, Inc.(a)	B-	9.500%	12/01/2019	12/01/14 @ 107	5,062,500
1,650,000	RR Donnelley & Sons Co.	BB-	4.950%	04/01/2014	N/A	1,655,528
3,240,000	Service Corp. International	BB-	7.000%	05/15/2019	11/15/14 @ 104	3,458,700
860,000	Stewart Enterprises, Inc.(b)	BB	6.500%	04/15/2019	04/28/14 @ 103	907,730
1,300,000	TransUnion, LLC / TransUnion Financing Corp.	B-	11.375%	06/15/2018	06/15/14 @ 106	1,410,500
4,050,000	United Rentals North America, Inc.	BB-	9.250%	12/15/2019	12/15/14 @ 105	4,475,250
						47,567,625

	Computers - 0.3%
1,400,000	Stream Global Services, Inc.	B1	11.250%	10/01/2014	04/28/14 @ 100	1,410,500

	Diversified Financial Services - 1.4%
1,900,000	Aircastle Ltd. (Bermuda)	BB+	9.750%	08/01/2018	08/01/14 @ 105	2,056,750
4,750,000	E*TRADE Financial Corp.	B-	6.000%	11/15/2017	11/15/14 @ 103	5,058,750
						7,115,500

	Electric - 1.9%
4,650,000	NRG Energy, Inc.	BB-	7.625%	05/15/2019	05/15/14 @ 104	4,882,500
4,957,000	NRG Energy, Inc.	BB-	8.500%	06/15/2019	06/15/14 @ 104	5,254,420
						10,136,920

	Entertainment - 7.0%
4,500,000	AMC Entertainment, Inc.	B-	8.750%	06/01/2019	06/01/14 @ 104	4,781,250
2,000,000	Cedar Fair, LP / Canada's Wonderland Co. / Magnum Management Corp.	B+	9.125%	08/01/2018	08/01/14 @ 105	2,152,500
500,000	Peninsula Gaming, LLC / Peninsula Gaming Corp.(a)	CCC+	8.375%	02/15/2018	08/15/14 @ 106	543,750
4,000,000	Regal Cinemas Corp.	B-	8.625%	07/15/2019	07/15/14 @ 104	4,294,000
3,079,000	Regal Entertainment Group	B-	9.125%	08/15/2018	08/15/14 @ 105	3,339,083
2,330,000	Scientific Games Corp.	B	8.125%	09/15/2018	09/15/14 @ 104	2,493,100
3,607,000	Scientific Games International, Inc.	B	9.250%	06/15/2019	06/15/14 @ 105	3,850,472
3,500,000	Seneca Gaming Corp.(a)	BB	8.250%	12/01/2018	12/01/14 @ 104	3,780,000
3,490,000	Vail Resorts, Inc.	BB	6.500%	05/01/2019	05/01/14 @ 105	3,688,494
6,795,000	WMG Acquisition Corp.	B	11.500%	10/01/2018	10/01/14 @ 109	7,763,288
						36,685,937

	Food - 2.4%
4,862,000	Bumble Bee Holdings, Inc.(a)	B	9.000%	12/15/2017	12/15/14 @ 105	5,354,277
3,500,000	Michael Foods Group, Inc.	CCC+	9.750%	07/15/2018	07/15/14 @ 105	3,784,375
2,250,000	Pilgrim's Pride Corp.	BB-	7.875%	12/15/2018	12/15/14 @ 104	2,446,875
750,000	TreeHouse Foods, Inc.	BB	7.750%	03/01/2018	04/10/14 @ 104	783,375
100,000	US Foods, Inc.	CCC+	8.500%	06/30/2019	06/30/14 @ 106	108,500
						12,477,402

	Forest Products & Paper - 1.7%
4,052,000	Clearwater Paper Corp.	BB	7.125%	11/01/2018	11/01/14 @ 104	4,335,640
3,320,000	Mercer International, Inc.	B	9.500%	12/01/2017	12/01/14 @ 105	3,635,400
1,000,000	Tembec Industries, Inc. (Canada)	CCC+	11.250%	12/15/2018	12/15/14 @ 106	1,102,500
						9,073,540

	Health Care Products - 1.7%
3,000,000	Alere, Inc.	CCC+	8.625%	10/01/2018	10/01/14 @ 104	3,240,000
5,220,000	ConvaTec Healthcare E SA (Luxembourg)(a)	B	10.500%	12/15/2018	12/15/14 @ 105	5,813,775
						9,053,775

	Health Care Services - 3.0%
6,235,000	DaVita HealthCare Partners, Inc.	B	6.625%	11/01/2020	11/01/14 @ 105	6,726,006
3,950,000	HCA, Inc.	NR	5.750%	03/15/2014	N/A	3,956,134
2,329,000	HealthSouth Corp.	BB-	7.250%	10/01/2018	10/01/14 @ 104	2,486,208
2,200,000	Universal Health Services, Inc.	B+	7.000%	10/01/2018	10/01/14 @ 104	2,343,000
						15,511,348

	Home Builders - 0.3%
1,422,000	Lennar Corp., Series B	BB-	5.500%	09/01/2014	N/A	1,453,995

	Household Products & Housewares - 5.0%
12,750,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer, LLC / Reynolds Group Issuer Lu	B+	7.125%	04/15/2019	10/15/14 @ 104	13,626,563
11,700,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer, LLC / Reynolds Group Issuer Lu	CCC+	9.000%	04/15/2019	10/15/14 @ 105	12,636,000
						26,262,563

	Iron & Steel - 0.6%
3,000,000	ArcelorMittal USA, LLC	BB+	6.500%	04/15/2014	N/A	3,016,065

	Leisure Time - 0.3%
1,624,000	ClubCorp Club Operations, Inc.	B	10.000%	12/01/2018	12/01/14 @ 105	1,804,670

	Lodging - 1.1%
850,000	Boyd Gaming Corp.	CCC+	9.125%	12/01/2018	12/01/14 @ 105	928,625
4,058,000	Felcor Lodging, LP	B+	10.000%	10/01/2014	N/A	4,276,117
400,000	Marina District Finance Co., Inc.	B+	9.875%	08/15/2018	08/15/14 @ 105	432,000
						5,636,742

	Media - 5.2%
8,200,000	DISH DBS Corp.	BB-	6.625%	10/01/2014	N/A	8,446,000
1,832,000	Gannett Co., Inc.	BB	8.750%	11/15/2014	N/A	1,928,180
2,050,000	Gannett Co., Inc.	BB	7.125%	09/01/2018	09/01/14 @ 104	2,183,250
2,852,000	Mediacom, LLC / MediaCom Capital Corp.	B	9.125%	08/15/2019	08/15/14 @ 105	3,080,160
9,000,000	Nielsen Finance, LLC / Nielsen Finance Co.	BB	7.750%	10/15/2018	10/15/14 @ 104	9,686,250
1,800,000	Sinclair Television Group, Inc.(b)	B	8.375%	10/15/2018	10/15/14 @ 104	1,946,250
						27,270,090

	Metal Fabricate & Hardware - 0.6%
2,000,000	AM Castle & Co.	B-	12.750%	12/15/2016	12/15/14 @ 106	2,262,500
600,000	Severstal Columbus, LLC	B	10.250%	02/15/2018	N/A	632,340
						2,894,840

	Office & Business Equipment - 0.8%
3,912,000	CDW, LLC / CDW Finance Corp.	BB-	8.000%	12/15/2018	12/15/14 @ 104	4,254,300

	Office Furnishings - 0.5%
2,300,000	Interface, Inc.	BB	7.625%	12/01/2018	12/01/14 @ 104	2,478,250

	Oil & Gas - 4.5%
1,786,000	Antero Resources Finance Corp.	BB-	7.250%	08/01/2019	08/01/14 @ 105	1,928,880
1,360,000	Berry Petroleum Co., LLC	BB-	10.250%	06/01/2014	N/A	1,390,600
6,050,000	Carrizo Oil & Gas, Inc.	B-	8.625%	10/15/2018	10/15/14 @ 104	6,549,125
350,000	Citgo Petroleum Corp.(a)	BB-	11.500%	07/01/2017	07/01/14 @ 106	379,312
5,550,000	Energy XXI Gulf Coast, Inc.	B+	9.250%	12/15/2017	12/15/14 @ 105	6,091,125
661,000	Rosetta Resources, Inc.	BB-	9.500%	04/15/2018	04/28/14 @ 105	701,486
2,340,000	Tesoro Corp.	BB+	9.750%	06/01/2019	06/01/14 @ 105	2,503,800
3,850,000	Whiting Petroleum Corp.	BB-	6.500%	10/01/2018	10/01/14 @ 103	4,085,813
						23,630,141

	Packaging & Containers - 1.8%
1,325,000	Ardagh Packaging Finance PLC (Ireland)(a)	B+	7.375%	10/15/2017	10/15/14 @ 104	1,424,375
3,500,000	Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc. (Ireland)(a)	B+	7.375%	10/15/2017	10/15/14 @ 104	3,758,125
1,500,000	BWAY Holding Co.	CCC+	10.000%	06/15/2018	06/15/14 @ 105	1,606,875
2,585,000	Graphic Packaging International, Inc.	BB+	7.875%	10/01/2018	10/01/14 @ 104	2,778,875
						9,568,250

	Pharmaceuticals - 4.5%
6,200,000	Grifols, Inc.	B+	8.250%	02/01/2018	02/01/15 @ 104	6,641,750
3,250,000	NBTY, Inc.	B	9.000%	10/01/2018	10/01/14 @ 105	3,526,250
4,000,000	Valeant Pharmaceuticals International(a)	B	6.750%	10/01/2017	10/01/14 @ 103	4,260,000
8,788,000	Valeant Pharmaceuticals International(a)	B	6.875%	12/01/2018	12/01/14 @ 103	9,392,175
						23,820,175

	Pipelines - 2.3%
1,500,000	El Paso, LLC(b)	BB	6.875%	06/15/2014	N/A	1,526,241
2,100,000	Penn Virginia Resource Partners, LP / Penn Virginia Resource Finance Corp.	BB	8.250%	04/15/2018	04/23/14 @ 104	2,202,375
5,060,000	Regency Energy Partners, LP / Regency Energy Finance Corp.	BB	6.875%	12/01/2018	12/01/14 @ 103	5,426,850
2,820,000	Targa Resources Partners, LP / Targa Resources Partners Finance Corp.	BB	7.875%	10/15/2018	10/15/14 @ 104	3,038,550
						12,194,016

	Real Estate - 1.5%
3,350,000	Atlantic Finance Ltd. (Jersey)(a)	BB	10.750%	05/27/2014	N/A	3,426,581
4,010,000	CBRE Services, Inc.	B+	6.625%	10/15/2020	10/15/14 @ 105	4,310,750
						7,737,331

	Real Estate Investment Trusts - 0.8%
4,000,000	Crown Castle International Corp.	BB-	7.125%	11/01/2019	11/01/14 @ 104	4,290,000

	Retail - 7.1%
1,115,000	99 Cents Only Stores	CCC+	11.000%	12/15/2019	12/15/14 @ 108	1,276,675
3,500,000	Academy Ltd. / Academy Finance Corp.(a)	CCC+	9.250%	08/01/2019	08/01/14 @ 107	3,850,000
6,389,000	Burger King Corp.	B	9.875%	10/15/2018	10/15/14 @ 105	7,011,928
5,842,000	DineEquity, Inc.	B-	9.500%	10/30/2018	10/30/14 @ 105	6,426,200
40,000	Express, LLC / Express Finance Corp.	BB	8.750%	03/01/2018	4/28/14 @ 104	42,000
3,000,000	Hillman Group, Inc.	CCC+	10.875%	06/01/2018	06/01/14 @ 105	3,240,000
1,080,000	Kate Spade & Co.	B	10.500%	04/15/2019	04/28/14 @ 105	1,147,500
2,500,000	L Brands, Inc.	BB-	5.250%	11/01/2014	N/A	2,575,000
8,470,000	Michaels Stores, Inc.	B	7.750%	11/01/2018	11/01/14 @ 104	9,126,425
1,500,000	Rite Aid Corp.	B	10.250%	10/15/2019	10/15/14 @ 105	1,670,625
875,000	Suburban Propane Partners, LP/Suburban Energy Finance Corp.	BB-	7.500%	10/01/2018	10/01/14 @ 104	936,250
						37,302,603

	Software - 0.8%
770,000	IMS Health, Inc.(a)	B	12.500%	03/01/2018	03/01/15 @ 106	889,350
3,000,000	SSI Investments II Ltd. / SSI Co.-Issuer, LLC	CCC+	11.125%	06/01/2018	06/01/14 @ 106	3,228,750
						4,118,100

	Telecommunications - 7.8%
1,427,000	Frontier Communications Corp.	BB-	8.250%	05/01/2014	N/A	1,443,054
8,733,000	MetroPCS Wireless, Inc.	BB	7.875%	09/01/2018	09/01/14 @ 104	9,322,478
4,100,000	PAETEC Holding Corp.	BB	9.875%	12/01/2018	12/01/14 @ 105	4,561,250
3,000,000	Telesat Canada / Telesat, LLC (Canada)(a)	B	6.000%	05/15/2017	05/15/14 @ 103	3,120,000
1,100,000	UPC Holding BV (Netherlands)(a)	B	9.875%	04/15/2018	04/16/14 @ 105	1,168,750
4,204,000	Virgin Media Finance PLC (United Kingdom)	B	8.375%	10/15/2019	10/15/14 @ 104	4,540,320
4,250,000	West Corp.	B+	8.625%	10/01/2018	10/01/14 @ 104	4,600,625
6,000,000	West Corp.	B+	7.875%	01/15/2019	11/15/14 @ 104	6,480,000
1,591,875	Wind Acquisition Holdings Finance SA (Luxembourg)(a) (b)	B	12.250%	07/15/2017	07/15/14 @ 103	1,663,509
3,900,000	Windstream Corp.	B	8.125%	09/01/2018	09/01/14 @ 104	4,182,750
						41,082,736

	Transportation - 1.4%
2,394,000	Quality Distribution, LLC / QD Capital Corp.	B-	9.875%	11/01/2018	11/01/14 @ 105	2,642,378
4,000,000	Swift Services Holdings, Inc.	B+	10.000%	11/15/2018	11/15/14 @ 105	4,425,000
						7,067,378

	Total Corporate Bonds - 90.3%
	(Cost $469,256,549)					473,475,541

Principal
Amount	Description	Rating*	Yield	Maturity		Value
	U.S. Treasury Securities - 7.0%
$ 37,000,000	U.S. Treasury Bill	NR	0.000%	05/22/2014		$ 36,997,225
	(Cost $36,997,945)

Number of
Shares	Description					Value
	Investments of Collateral for Securities Loaned - 0.3%
1,569,270	BNY Mellon Securities Lending Overnight Fund, 0.1057%(c) (d)					1,569,270
	(Cost $1,569,270)

	Total Investments - 97.6%
	(Cost $507,823,764)					512,042,036
	Other Assets in excess of Liabilities - 2.4%					12,362,763
	Net Assets - 100.0%					$ 524,404,799

BV - Limited Liability Company
LLC - Limited Liability Company
LP - Limited Partnership
N/A- Not Applicable
PLC - Public Limited Company
SA - Corporation

*	Ratings shown are per Standard & Poor’s Rating Group, Moody’s Investor Services, Inc. or Fitch Ratings. Securities classified as NR are not rated. (For securities not rated by Standard &
Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. is provided. Likewise, for securities not rated by Standard & Poor’s Rating Group and Moody’s Investor Services, Inc., the
rating by Fitch Ratings is provided.) All ratings are unaudited. Although not rated, U.S. Treasury Securities have an implied rating of AA+/Aa+. The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.
**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.
(a)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At February 28, 2014 these securities amounted to $71,018,769, which represents 13.5% of net assets.

(b)	Security, or portion thereof, was on loan at February 28, 2014.
(c)	At February 28, 2014, the total market value of the Fund's securities on loan was $1,532,566 and the total market value of the collateral held by the Fund was $1,569,270.
(d)	Interest rate shown reflects yield as of February 28 ,2014.

% of Corporate
Country Breakdown	Bonds
United States	93.5%
Luxembourg	1.6%
Canada	1.5%
Ireland	1.1%
United Kingdom	1.0%
Jersey	0.7%
Bermuda	0.4%
Netherlands	0.2%
Subject to change daily.

See previously submitted notes to financial statements for the period ended November 30, 2013.

At February 28, 2014 the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$507,823,913	$4,221,177	$(3,054)	$4,218,123

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange ("NYSE") on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security's fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). A valuation committee consisting of representatives from investment management, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Fund and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, unchanged priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Board of
Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi)
information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g.
discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs. The fair value value estimates for Level 3 securities are determined in accordance with the Fund's valuation procedures. The Fund did not have any Level 3 securities at February 28, 2014.

Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of February 28, 2014.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$-	$473,476	$-	$473,476
U.S. Treasury Securities		36,997		36,997
Investments of Collateral for Securities Loaned	1,569	-	-	1,569
Total	$1,569	$510,473	$-	$512,042

During the nine months ended February 28, 2014, there were no transfers between levels.

BSJF Guggenheim BulletShares 2015 High Yield Corporate Bond ETF
Portfolio of Investments
February 28, 2014 (unaudited)

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Corporate Bonds - 98.0%
	Aerospace & Defense - 1.8%
$2,417,000	Alliant Techsystems, Inc.	B+	6.875%	09/15/2020	09/15/15 @ 103	$ 2,631,509
6,580,000	B/E Aerospace, Inc.	BB	6.875%	10/01/2020	10/01/15 @ 103	7,254,450
1,500,000	DAE Aviation Holdings, Inc.(a)	CCC	11.250%	08/01/2015	N/A	1,500,075
2,595,000	Esterline Technologies Corp.	BB	7.000%	08/01/2020	08/01/15 @ 104	2,835,037
617,000	Spirit AeroSystems, Inc.	BB-	6.750%	12/15/2020	12/15/15 @ 103	667,903
						14,888,974

	Airlines - 0.7%
6,200,000	United Airlines, Inc.(a)	BB-	6.750%	09/15/2015	09/15/14 @ 100	6,355,000

	Apparel - 2.0%
9,310,000	Hanesbrands, Inc.	BB	6.375%	12/15/2020	12/15/15 @ 103	10,264,275
5,834,000	Levi Strauss & Co.(b)	BB-	7.625%	05/15/2020	05/15/15 @ 104	6,373,645
						16,637,920

	Auto Manufacturers - 2.1%
13,127,000	Chrysler Group, LLC / CG Co.-Issuer, Inc.	B	8.000%	06/15/2019	06/15/15 @ 104	14,505,335
2,750,000	Oshkosh Corp.	BB+	8.500%	03/01/2020	03/01/15 @ 104	3,025,000
						17,530,335

	Auto Parts & Equipment - 3.2%
200,000	Allison Transmission, Inc.(a)	B-	7.125%	05/15/2019	05/15/15 @ 104	217,000
200,000	Dana Holding Corp.	BB	6.500%	02/15/2019	02/15/15 @ 103	214,000
9,468,000	Goodyear Tire & Rubber Co.	B+	8.250%	08/15/2020	08/15/15 @ 104	10,627,830
3,232,000	Lear Corp.	BB	8.125%	03/15/2020	03/15/15 @ 104	3,555,200
1,200,000	Meritor, Inc.	B-	8.125%	09/15/2015	N/A	1,314,000
4,250,000	Schaeffler Finance BV (Netherlands)(a)	BB-	8.500%	02/15/2019	02/15/15 @ 106	4,770,625
5,500,000	Tenneco, Inc.	BB-	6.875%	12/15/2020	12/15/15 @ 103	6,077,500
						26,776,155

	Banks - 5.4%
16,450,000	Ally Financial, Inc.	BB	8.300%	02/12/2015	N/A	17,560,375
13,935,000	Ally Financial, Inc.	BB	4.625%	06/26/2015	N/A	14,499,451
12,765,000	CIT Group, Inc.(a)	BB-	4.750%	02/15/2015	N/A	13,163,906
650,000	Royal Bank of Scotland Group PLC (United Kingdom)	BB+	5.050%	01/08/2015	N/A	667,132
83,000	Zions Bancorporation	BB+	6.000%	09/15/2015	N/A	87,835
						45,978,699

	Building Materials - 1.2%
1,500,000	Building Materials Corp. of America(a)	BB+	7.000%	02/15/2020	02/15/15 @ 104	1,616,250
3,425,000	Building Materials Corp. of America(a)	BB+	7.500%	03/15/2020	03/15/15 @ 104	3,741,812
4,741,000	Lafarge SA (France)(a)	BB+	6.200%	07/09/2015	N/A	5,037,313
						10,395,375

	Chemicals - 1.4%
3,000,000	Huntsman International, LLC	B+	8.625%	03/15/2020	03/15/15 @ 104	3,326,250
3,785,000	Huntsman International, LLC	B+	8.625%	03/15/2021	09/15/15 @ 104	4,295,975
200,000	Ineos Finance PLC (United Kingdom)(a)	BB-	8.375%	02/15/2019	02/15/15 @ 106	222,250
200,000	Ineos Finance PLC (United Kingdom)(a)	BB-	7.500%	05/01/2020	05/01/15 @ 106	220,750
3,200,000	PolyOne Corp.	BB	7.375%	09/15/2020	09/15/15 @ 104	3,524,000
						11,589,225

	Commercial Services - 5.5%
2,300,000	Avis Budget Car Rental, LLC / Avis Budget Finance, Inc.	B	9.750%	03/15/2020	09/15/15 @ 105	2,679,500
5,000,000	Ceridian Corp.	CCC	11.250%	11/15/2015	N/A	5,056,250
100,000	Ceridian Corp.(a)	B-	8.875%	07/15/2019	07/15/15 @ 107	114,750
1,600,000	FTI Consulting, Inc.	BB	6.750%	10/01/2020	10/01/15 @ 103	1,748,000
11,559,000	Hertz Corp.	B	6.750%	04/15/2019	04/15/15 @ 103	12,440,374
4,475,000	Iron Mountain, Inc.	B	7.750%	10/01/2019	10/01/15 @ 104	4,995,219
2,500,000	Knowledge Universe Education, LLC(a)	CCC	7.750%	02/01/2015	N/A	2,487,500
581,000	RR Donnelley & Sons Co.	BB-	5.500%	05/15/2015	N/A	611,502
7,600,000	United Rentals North America, Inc.	BB+	5.750%	07/15/2018	07/15/15 @ 103	8,189,000
7,327,000	United Rentals North America, Inc.(b)	B	8.375%	09/15/2020	09/15/15 @ 104	8,242,875
						46,564,970

	Computers - 1.4%
3,000,000	Dell, Inc.	B+	2.300%	09/10/2015	N/A	3,026,250
8,005,000	SunGard Data Systems, Inc.	B	7.625%	11/15/2020	11/15/15 @ 104	8,865,538
						11,891,788

	Distribution & Wholesale - 1.5%
11,241,000	HD Supply, Inc.	B+	8.125%	04/15/2019	04/15/15 @ 106	12,702,330

	Diversified Financial Services - 1.3%
2,950,000	Nationstar Mortgage, LLC / Nationstar Capital Corp.	B+	10.875%	04/01/2015	N/A	2,972,125
4,200,000	Nationstar Mortgage, LLC / Nationstar Capital Corp.	B+	9.625%	05/01/2019	05/01/15 @ 107	4,672,500
2,900,000	Nuveen Investments, Inc.(b)	CCC	5.500%	09/15/2015	N/A	2,950,750
100,000	Springleaf Finance Corp., Series MTNI	CCC+	5.400%	12/01/2015	N/A	105,625
						10,701,000

	Electric - 4.8%
7,398,000	AES Corp.	BB-	7.750%	10/15/2015	N/A	8,156,295
10,777,000	Calpine Corp.(a)	BB-	7.875%	07/31/2020	07/31/15 @ 104	12,097,182
18,310,000	Calpine Corp.(a)	BB-	7.500%	02/15/2021	11/01/15 @ 104	20,278,325
						40,531,802

	Electrical Components & Equipment - 0.2%
1,975,000	Anixter, Inc.	BB	5.950%	03/01/2015	N/A	2,056,469

	Entertainment - 0.9%
6,000,000	AMC Entertainment, Inc.	B-	9.750%	12/01/2020	12/01/15 @ 105	6,952,500
844,000	Pinnacle Entertainment, Inc.	B+	7.500%	04/15/2021	04/15/15 @ 106	922,070
200,000	Rivers Pittsburgh Borrower, LP / Rivers Pittsburgh Finance Corp.(a)	B	9.500%	06/15/2019	06/15/15 @ 105	219,500
						8,094,070

	Environmental Control - 0.0%***
371,000	Covanta Holding Corp.	B	7.250%	12/01/2020	12/01/15 @ 104	406,245

	Food - 0.6%
4,700,000	BI-LO, LLC / BI-LO Finance Corp.(a)	B-	9.250%	02/15/2019	02/15/15 @ 105	5,158,250

	Health Care Products - 2.3%
2,055,000	Alere, Inc.	B-	7.250%	07/01/2018	12/15/15 @ 104	2,265,637
630,000	DJO Finance, LLC / DJO Finance Corp.	B-	8.750%	03/15/2018	03/15/15 @ 104	693,000
5,150,000	Fresenius US Finance II, Inc.(a)	BB+	9.000%	07/15/2015	N/A	5,677,875
4,675,000	Hologic, Inc.	BB	6.250%	08/01/2020	08/01/15 @ 103	4,990,563
5,300,000	Kinetic Concepts, Inc. / KCI USA, Inc.	B-	10.500%	11/01/2018	11/01/15 @ 105	6,154,625
100,000	Kinetic Concepts, Inc. / KCI USA, Inc.	CCC+	12.500%	11/01/2019	11/01/15 @ 106	116,000
						19,897,700

	Health Care Services - 6.9%
16,969,000	CHS/Community Health Systems, Inc.	B-	8.000%	11/15/2019	11/15/15 @ 104	18,937,404
13,166,000	HCA Holdings, Inc.	B-	7.750%	05/15/2021	11/15/15 @ 104	14,622,489
6,850,000	HCA, Inc.	B-	6.375%	01/15/2015	N/A	7,149,687
3,000,000	HealthSouth Corp.	BB-	8.125%	02/15/2020	02/15/15 @ 104	3,285,000
3,844,000	LifePoint Hospitals, Inc.	BB-	6.625%	10/01/2020	10/01/15 @ 103	4,189,960
45,000	ResCare, Inc.	B	10.750%	01/15/2019	01/15/15 @ 105	50,287
5,000,000	Tenet Healthcare Corp.	CCC+	9.250%	02/01/2015	N/A	5,387,500
3,527,000	Tenet Healthcare Corp.	CCC+	8.000%	08/01/2020	08/01/15 @ 104	3,879,700
1,225,000	United Surgical Partners International, Inc.	CCC+	9.000%	04/01/2020	04/01/15 @ 107	1,387,068
						58,889,095

	Holding Companies-Diversified - 0.5%
3,850,000	Leucadia National Corp.	BBB	8.125%	09/15/2015	N/A	4,244,625

	Home Builders - 0.7%
500,000	Beazer Homes USA, Inc.	B	6.625%	04/15/2018	07/15/15 @ 103	542,500
856,000	KB Home	B	6.250%	06/15/2015	N/A	907,360
4,000,000	Lennar Corp., Series B	BB-	5.600%	05/31/2015	N/A	4,215,000
						5,664,860

	Household Products & Housewares - 3.1%
3,116,000	Jarden Corp.	BB-	7.500%	01/15/2020	01/15/15 @ 104	3,365,280
13,250,000	Reynolds Group Issuer, Inc.	B+	7.875%	08/15/2019	08/15/15 @ 104	14,707,500
7,064,000	Reynolds Group Issuer, Inc.	CCC+	9.875%	08/15/2019	08/15/15 @ 105	7,999,980
						26,072,760

	Internet - 1.3%
3,000,000	eAccess Ltd. (Japan)(a)	BB	8.250%	04/01/2018	04/01/15 @ 104	3,270,000
7,425,000	Zayo Group, LLC / Zayo Capital, Inc.	B	8.125%	01/01/2020	07/01/15 @ 104	8,213,906
						11,483,906

	Iron & Steel - 4.1%
4,000,000	AK Steel Corp.	BB-	8.750%	12/01/2018	12/01/15 @ 104	4,520,000
7,100,000	ArcelorMittal (Luxembourg)	BB+	9.500%	02/15/2015	N/A	7,632,500
5,150,000	ArcelorMittal (Luxembourg)	BB+	4.250%	02/25/2015	N/A	5,285,187
10,000,000	ArcelorMittal (Luxembourg)	BB+	4.250%	08/05/2015	N/A	10,350,000
1,500,000	Essar Steel Algoma, Inc. (Canada)(a) (b)	B	9.375%	03/15/2015	N/A	1,488,750
4,890,000	Steel Dynamics, Inc.	BB+	7.625%	03/15/2020	03/15/15 @ 104	5,330,100
						34,606,537

	Lodging - 0.9%
7,250,000	MGM Resorts International	B+	6.625%	07/15/2015	N/A	7,766,200

	Machinery-Diversified - 1.7%
7,312,000	CNH Capital, LLC	BB	3.875%	11/01/2015	N/A	7,558,780
6,250,000	Manitowoc Co., Inc.	BB-	8.500%	11/01/2020	11/01/15 @ 104	7,117,188
						14,675,968

	Media - 5.5%
7,150,000	CCO Holdings, LLC / CCO Holdings Capital Corp.	BB-	8.125%	04/30/2020	04/30/15 @ 104	7,865,000
7,385,000	CCO Holdings, LLC / CCO Holdings Capital Corp.	BB-	7.375%	06/01/2020	12/01/15 @ 104	8,123,500
6,500,000	DISH DBS Corp.	BB-	7.750%	05/31/2015	N/A	7,011,875
1,500,000	Gannett Co., Inc.(b)	BB	6.375%	09/01/2015	N/A	1,610,625
175,000	New York Times Co.	BB-	5.000%	03/15/2015	N/A	180,907
4,300,000	Unitymedia Hessen GmbH & Co. KG (Germany)(a)	BB-	7.500%	03/15/2019	03/15/15 @ 104	4,697,750
5,540,000	Univision Communications, Inc.(a)	B+	6.875%	05/15/2019	05/15/15 @ 103	5,969,350
5,700,000	Univision Communications, Inc.(a)	B+	7.875%	11/01/2020	11/01/15 @ 104	6,341,250
4,145,000	Univision Communications, Inc.(a)	CCC+	8.500%	05/15/2021	11/15/15 @ 104	4,626,856
						46,427,113

	Metal Fabricate & Hardware - 0.2%
1,320,000	Mueller Water Products, Inc.	B1	8.750%	09/01/2020	09/01/15 @ 104	1,488,300

	Mining - 2.2%
12,834,000	Novelis, Inc. (Canada)	B	8.750%	12/15/2020	12/15/15 @ 104	14,502,420
3,500,000	Thompson Creek Metals Co., Inc. (Canada)	B	9.750%	12/01/2017	12/01/15 @ 105	3,928,750
						18,431,170

	Office & Business Equipment - 0.3%
2,550,000	CDW, LLC / CDW Finance Corp.	B	8.500%	04/01/2019	04/01/15 @ 104	2,817,750

	Oil & Gas - 9.3%
3,860,000	Berry Petroleum Co., LLC	BB-	6.750%	11/01/2020	11/01/15 @ 103	4,101,250
600,000	Bill Barrett Corp.	B	7.625%	10/01/2019	10/01/15 @ 104	649,500
3,500,000	Chaparral Energy, Inc.	B-	9.875%	10/01/2020	10/01/15 @ 105	4,007,500
10,400,000	Chesapeake Energy Corp.	BB-	9.500%	02/15/2015	N/A	11,245,000
1,751,000	Continental Resources, Inc.	BBB-	7.375%	10/01/2020	10/01/15 @ 104	1,983,007
9,063,000	Denbury Resources, Inc.	BB	8.250%	02/15/2020	02/15/15 @ 104	9,957,971
2,806,000	Energy XXI Gulf Coast, Inc.(b)	B+	7.750%	06/15/2019	06/15/15 @ 104	3,030,480
8,150,000	EP Energy, LLC / Everest Acquisition Finance, Inc.	B+	6.875%	05/01/2019	05/01/15 @ 103	8,832,563
200,000	Hercules Offshore, Inc.(a)	B	10.250%	04/01/2019	04/01/15 @ 108	229,000
7,517,000	Kodiak Oil & Gas Corp. (Canada)	B	8.125%	12/01/2019	12/01/15 @ 104	8,400,248
12,100,000	Linn Energy, LLC / Linn Energy Finance Corp.	B+	8.625%	04/15/2020	04/15/15 @ 104	13,249,500
100,000	Newfield Exploration Co.	BB+	6.875%	02/01/2020	02/01/15 @ 103	107,875
100,000	Oasis Petroleum, Inc.	B	7.250%	02/01/2019	02/01/15 @ 104	108,000
2,500,000	Plains Exploration & Production Co.	BBB	7.625%	04/01/2020	04/01/15 @ 104	2,756,250
525,000	Precision Drilling Corp. (Canada)	BB	6.625%	11/15/2020	11/15/15 @ 103	567,000
5,250,000	Range Resources Corp.	BB	6.750%	08/01/2020	08/01/15 @ 103	5,735,625
3,500,000	SandRidge Energy, Inc.	B-	8.750%	01/15/2020	01/15/15 @ 104	3,806,250
						78,767,019

	Packaging & Containers - 1.7%
5,542,000	Ball Corp.	BB+	6.750%	09/15/2020	03/15/15 @ 103	6,040,780
7,170,000	Sealed Air Corp.(a)	BB	8.125%	09/15/2019	09/15/15 @ 104	8,075,212
						14,115,992

	Pharmaceuticals - 4.6%
100,000	ENDO International PLC (Ireland)	B	7.000%	07/15/2019	07/15/15 @ 104	108,750
4,200,000	ENDO International PLC (Ireland)	B	7.000%	12/15/2020	12/15/15 @ 104	4,578,000
5,152,000	Omnicare, Inc.	BB	7.750%	06/01/2020	06/01/15 @ 104	5,718,720
7,382,000	Valeant Pharmaceuticals International(a)	B	7.000%	10/01/2020	10/01/15 @ 104	8,092,518
9,750,000	Valeant Pharmaceuticals International (Canada)(a)	B	6.750%	08/15/2018	08/15/15 @ 105	10,798,125
8,500,000	Valeant Pharmaceuticals International (Canada)(a)	B	7.500%	07/15/2021	07/15/16 @ 106	9,732,500
						39,028,613

	Pipelines - 1.0%
200,000	Crestwood Midstream Partners, LP / Crestwood Midstream Finance Corp.	BB	7.750%	04/01/2019	04/01/15 @ 104	218,500
900,000	Kinder Morgan Kansas, Inc.	BB	5.150%	03/01/2015	N/A	932,625
5,635,000	MarkWest Energy Partners, LP / MarkWest Energy Finance Corp.	BB	6.750%	11/01/2020	11/01/15 @ 103	6,156,238
950,000	NGPL PipeCo, LLC(a) (b)	B-	9.625%	06/01/2019	06/01/15 @ 107	1,028,375
						8,335,738

	Real Estate - 1.1%
200,000	Kennedy-Wilson, Inc.	BB-	8.750%	04/01/2019	04/01/15 @ 104	219,000
8,350,000	Realogy Group, LLC(a)	B	7.875%	02/15/2019	02/15/15 @ 104	9,101,500
						9,320,500

	Retail - 3.6%
4,500,000	AmeriGas Partners, LP / AmeriGas Finance Corp.	Ba3	6.250%	08/20/2019	08/20/15 @ 103	4,860,000
2,000,000	Asbury Automotive Group, Inc.	B+	8.375%	11/15/2020	11/15/15 @ 104	2,265,000
1,350,000	Burlington Coat Factory Warehouse Corp.	CCC+	10.000%	02/15/2019	02/15/15 @ 105	1,508,625
5,600,000	PVH Corp.	BB	7.375%	05/15/2020	05/15/15 @ 104	6,244,000
6,000,000	Rite Aid Corp.	BB-	8.000%	08/15/2020	08/15/15 @ 104	6,765,000
6,975,000	Sally Holdings, LLC / Sally Capital, Inc.	BB+	6.875%	11/15/2019	11/15/15 @ 103	7,689,937
1,030,000	Tops Holding Corp. / Tops Markets, LLC	B	8.875%	12/15/2017	06/15/15 @ 104	1,133,000
						30,465,562

	Semiconductors - 0.7%
1,000,000	Freescale Semiconductor, Inc.	CCC+	8.050%	02/01/2020	06/01/15 @ 104	1,102,500
4,000,000	Freescale Semiconductor, Inc.	CCC+	10.750%	08/01/2020	08/01/15 @ 105	4,670,000
						5,772,500

	Shipbuilding - 0.8%
6,040,000	Huntington Ingalls Industries, Inc.	BB-	6.875%	03/15/2018	03/15/15 @ 103	6,568,500

	Software - 3.2%
5,075,000	Epicor Software Corp.	CCC+	8.625%	05/01/2019	05/01/15 @ 104	5,569,813
6,600,000	First Data Corp.(a)	B+	8.875%	08/15/2020	08/15/15 @ 104	7,375,500
4,960,000	Infor US, Inc.	B-	11.500%	07/15/2018	07/15/15 @ 106	5,790,800
7,100,000	Infor US, Inc.	B-	9.375%	04/01/2019	04/01/15 @ 107	8,058,500
						26,794,613

	Storage & Warehousing - 0.4%
1,000,000	Algeco Scotsman Global Finance PLC (United Kingdom)(a)	B	8.500%	10/15/2018	10/15/15 @ 104	1,095,000
2,425,000	Mobile Mini, Inc.	B+	7.875%	12/01/2020	12/01/15 @ 104	2,722,062
						3,817,062

	Telecommunications - 7.6%
3,600,000	Avaya, Inc.	CCC+	9.750%	11/01/2015	N/A	3,609,000
8,486,000	CommScope, Inc.(a)	B+	8.250%	01/15/2019	01/15/15 @ 104	9,292,170
11,600,000	Intelsat Jackson Holdings SA (Luxembourg)	B+	7.250%	04/01/2019	04/01/15 @ 104	12,557,000
5,600,000	Intelsat Jackson Holdings SA (Luxembourg)	B+	7.250%	10/15/2020	10/15/15 @ 104	6,111,000
5,500,000	Level 3 Communications, Inc.	CCC+	11.875%	02/01/2019	02/01/15 @ 106	6,338,750
100,000	Level 3 Communications, Inc.	CCC+	8.875%	06/01/2019	06/01/15 @ 104	110,750
5,593,000	Level 3 Financing, Inc.	CCC+	9.375%	04/01/2019	04/01/15 @ 105	6,250,177
10,750,000	Level 3 Financing, Inc.	CCC+	8.125%	07/01/2019	07/01/15 @ 104	11,905,625
2,891,000	SBA Telecommunications, Inc.	B+	8.250%	08/15/2019	08/15/14 @ 104	3,096,984
100,000	Syniverse Holdings, Inc.	B-	9.125%	01/15/2019	01/15/15 @ 105	110,000
4,552,000	Windstream Corp.	B	7.750%	10/15/2020	10/15/15 @ 104	4,916,160
						64,297,616

	Trucking & Leasing - 0.3%
2,400,000	Maxim Crane Works, LP / Maxim Finance Corp.(a)	B	12.250%	04/15/2015	N/A	2,428,200

	Total Corporate Bonds - 98.0%
	(Cost $813,871,816)					830,436,506

Number
of Shares	Description					Value
	Investments of Collateral for Securities Loaned - 1.3%
10,720,205	BNY Mellon Securities Lending Overnight Fund, 0.1057%(c) (d)					$ 10,720,205
	(Cost $10,720,205)

	Total Investments - 99.3%
	(Cost $824,592,021)					841,156,711
	Other Assets in excess of Liabilities - 0.7%					6,046,257
	Net Assets - 100.0%					$ 847,202,968

BV - Limited Liability Company
GmbH & Co. KG - Limited Partnership
LLC - Limited Liability Company
LP - Limited Partnership
N/A- Not Applicable
PLC - Public Limited Company
SA - Corporation

*
Ratings shown are per Standard & Poor's Rating Group, Moody's Investor Services, Inc. or Fitch Ratings.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.

***	Less than 0.1%.

(a)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At February 28, 2014 these securities amounted to $176,520,420, which represents 20.8% of net assets.

(b)	Security, or portion thereof, was on loan at February 28, 2014.

(c)	At February 28, 2014, the total market value of the Fund's securities on loan was $10,499,493 and the total market value of the collateral held by the Fund was $10,720,205.

(d)	Interest rate shown reflects yield as of February 28, 2014.

Country Breakdown	% of Corporate Bonds
United States	86.0%
Canada	5.9%
Luxembourg	5.0%
France	0.6%
Netherlands	0.6%
Germany	0.6%
Ireland	0.6%
Japan	0.4%
United Kingdom	0.3%

Subject to change daily.

See previously submitted notes to financial statements for the period ended November 30, 2013.

BSJF | Guggenheim BulletShares 2015 High Yield Corporate Bond ETF

At February 28, 2014, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$824,594,719	$16,627,608	$(65,616)	$16,561,992

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and ask prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). A valuation committee consisting of representatives from investment management, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Funds and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, unchanged priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Board of Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs as described above. The fair value estimates for the Level 3 securities are determined in accordance with the Trust’s valuation procedures.  The Fund did not have any Level 3 securities at February 28, 2014.

Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of February 28, 2014.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$-	830,437	$-	$830,437
Investments of Collateral for Securities Loaned	10,720	-	-	10,720
Total	$10,720	$830,437	$-	$841,157

During the nine months ended February 28, 2014, there were no transfers between levels.

BSJG Guggenheim BulletShares 2016 High Yield Corporate Bond ETF
Portfolio of Investments
February 28, 2014 (unaudited)

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Corporate Bonds - 97.7%
	Apparel - 0.8%
$500,000	Quiksilver, Inc. / QS Wholesale, Inc.(a)	CCC+	7.875%	08/01/2018	02/01/16 @ 104	$ 547,500
3,000,000	Wolverine World Wide, Inc.	B+	6.125%	10/15/2020	10/15/16 @ 103	3,255,000
						3,802,500

	Auto Manufacturers - 3.3%
9,900,000	Chrysler Group, LLC / CG Co.-Issuer, Inc.	B	8.250%	06/15/2021	06/15/16 @ 104	11,261,250
1,000,000	Chrysler Group, LLC / CG Co.-Issuer, Inc.(a)	B	8.250%	06/15/2021	06/15/16 @ 104	1,137,500
3,000,000	Jaguar Land Rover Automotive PLC (United Kingdom)(a)	BB	8.125%	05/15/2021	05/15/16 @ 104	3,412,500
						15,811,250

	Auto Parts & Equipment - 0.6%
2,675,000	Dana Holding Corp.	BB	6.750%	02/15/2021	02/15/16 @ 103	2,935,812

	Banks - 1.7%
2,500,000	Ally Financial, Inc.	BB	3.125%	01/15/2016	N/A	2,564,970
5,500,000	Ally Financial, Inc.	BB	3.500%	07/18/2016	N/A	5,692,500
						8,257,470

	Beverages - 1.0%
4,200,000	Constellation Brands, Inc.	BB+	7.250%	09/01/2016	N/A	4,777,500

	Building Materials - 6.4%
6,300,000	Building Materials Corp. of America(a)	BB+	6.750%	05/01/2021	05/01/16 @ 103	6,851,250
3,405,000	Hanson Ltd. (United Kingdom)	Ba1	6.125%	08/15/2016	N/A	3,758,269
1,050,000	Lafarge SA (France)	BB+	6.500%	07/15/2016	N/A	1,162,875
3,000,000	Louisiana-Pacific Corp.	BB	7.500%	06/01/2020	06/01/16 @ 104	3,345,000
4,632,000	Nortek, Inc.	B	8.500%	04/15/2021	04/15/16 @ 104	5,211,000
1,250,000	Summit Materials, LLC / Summit Materials Finance Corp.	B-	10.500%	01/31/2020	01/31/16 @ 105	1,403,125
3,345,000	USG Corp.	CCC+	6.300%	11/15/2016	N/A	3,646,050
2,450,000	USG Corp.(a)	BB-	7.875%	03/30/2020	03/30/16 @ 104	2,762,375
2,536,000	Vulcan Materials Co.	BB	6.500%	12/01/2016	N/A	2,878,360
						31,018,304

	Chemicals - 0.9%
4,000,000	Ashland, Inc.	BB	3.000%	03/15/2016	02/15/16 @ 100	4,110,000

	Coal - 0.9%
3,900,000	Peabody Energy Corp.	BB	7.375%	11/01/2016	N/A	4,416,750

	Commercial Services - 3.2%
3,923,000	Hertz Corp.	B	7.375%	01/15/2021	01/15/16 @ 104	4,334,915
1,500,000	Neff Rental, LLC / Neff Finance Corp.(a)	CCC+	9.625%	05/15/2016	05/15/14 @ 104	1,575,000
1,100,000	R.R. Donnelley & Sons	BB-	8.600%	08/15/2016	N/A	1,278,750
2,850,000	United Rentals North America, Inc.	BB-	7.375%	05/15/2020	05/15/16 @ 104	3,199,125
4,450,000	United Rentals North America, Inc.	BB-	8.250%	02/01/2021	02/01/16 @ 104	5,045,187
						15,432,977

	Computers - 1.7%
6,900,000	iGATE Corp.	B+	9.000%	05/01/2016	05/01/15 @ 100	7,314,000
1,000,000	j2 Global, Inc.	BB	8.000%	08/01/2020	08/01/16 @ 104	1,092,500
						8,406,500

	Cosmetics & Personal Care - 0.3%
1,500,000	Elizabeth Arden, Inc.	BB-	7.375%	03/15/2021	03/15/16 @ 104	1,612,500

	Distribution & Wholesale - 3.9%
4,275,000	HD Supply, Inc.	CCC+	11.000%	04/15/2020	04/15/16 @ 106	5,247,563
6,774,000	HD Supply, Inc.	CCC+	7.500%	07/15/2020	10/15/16 @ 104	7,451,400
5,050,000	HD Supply, Inc.	CCC+	11.500%	07/15/2020	10/15/16 @ 106	6,173,625
						18,872,588

	Diversified Financial Services - 1.8%
3,400,000	E*TRADE Financial Corp.	B-	6.750%	06/01/2016	N/A	3,697,500
4,800,000	General Motors Financial Co., Inc.	BB-	2.750%	05/15/2016	N/A	4,905,600
						8,603,100

	Electric - 2.6%
2,000,000	AES Corp.	BB-	9.750%	04/15/2016	N/A	2,365,000
3,100,000	DPL, Inc.	BB	6.500%	10/15/2016	09/15/16 @ 100	3,355,750
6,300,000	NRG Energy, Inc.	BB-	7.875%	05/15/2021	05/15/16 @ 104	7,024,500
						12,745,250

	Entertainment - 0.9%
1,460,000	Isle of Capri Casinos, Inc.	CCC+	8.875%	06/15/2020	06/15/16 @ 104	1,595,050
200,000	Live Nation Entertainment, Inc.(a)	B+	7.000%	09/01/2020	09/01/16 @ 104	220,500
2,084,000	National CineMedia, LLC	B	7.875%	07/15/2021	07/15/16 @ 104	2,313,240
						4,128,790

	Environmental Control - 0.1%
500,000	ADS Waste Holdings, Inc.	CCC+	8.250%	10/01/2020	10/01/16 @ 104	545,000

	Food - 1.4%
1,500,000	American Seafoods Group, LLC / American Seafoods Finance, Inc.(a)	B	10.750%	05/15/2016	05/15/14 @ 103	1,552,500
2,080,000	Dean Foods Co.	B	7.000%	06/01/2016	N/A	2,303,600
2,783,000	SUPERVALU, Inc.	B-	8.000%	05/01/2016	N/A	3,082,172
						6,938,272

	Forest Products & Paper - 0.1%
500,000	Stora ENSO OYJ (Finland)(a)	BB	6.404%	04/15/2016	N/A	547,500

	Gas - 1.7%
7,520,000	Sabine Pass LNG, LP	BB+	7.500%	11/30/2016	N/A	8,384,800

	Health Care Services - 2.2%
5,708,000	HCA, Inc.	B-	6.500%	02/15/2016	N/A	6,228,855
2,357,000	Symbion, Inc.	B	8.000%	06/15/2016	06/15/14 @ 104	2,492,528
1,645,000	Universal Health Services, Inc.	BB+	7.125%	06/30/2016	N/A	1,858,850
						10,580,233

	Home Builders - 1.3%
2,300,000	D.R. Horton, Inc.	BB	6.500%	04/15/2016	N/A	2,530,000
1,280,000	Lennar Corp., Series B	BB-	6.500%	04/15/2016	N/A	1,398,400
1,745,000	Standard Pacific Corp.	B+	10.750%	09/15/2016	N/A	2,128,900
						6,057,300

	Home Furnishings - 0.6%
2,500,000	Tempur Sealy International, Inc.	B+	6.875%	12/15/2020	12/15/16 @ 103	2,750,000

	Household Products & Housewares - 3.1%
2,900,000	American Achievement Corp.(a) (b)	B-	10.875%	04/15/2016	10/15/14 @ 103	3,066,750
2,000,000	Prestige Brands, Inc.	B+	8.125%	02/01/2020	02/01/16 @ 104	2,250,000
6,350,000	Reynolds Group Issuer, Inc.	B+	6.875%	02/15/2021	02/15/16 @ 103	6,937,375
2,500,000	Spectrum Brands, Inc.	B	6.750%	03/15/2020	03/15/15 @ 105	2,718,750
						14,972,875

	Internet - 2.0%
4,970,000	Equinix, Inc.	BB	7.000%	07/15/2021	07/15/16 @ 104	5,547,763
3,400,000	Zayo Group LLC / Zayo Capital, Inc.	CCC+	10.125%	07/01/2020	07/01/16 @ 105	3,956,750
						9,504,513

	Iron & Steel - 2.1%
2,575,000	APERAM (Luxembourg)(a)	B+	7.375%	04/01/2016	10/01/14 @ 102	2,668,344
3,661,000	ArcelorMittal (Luxembourg)	BB+	4.250%	03/01/2016	N/A	3,816,592
3,200,000	Steel Dynamics, Inc.	BB+	6.125%	08/15/2019	08/15/16 @ 103	3,512,000
						9,996,936

	Leisure Time - 1.0%
1,537,000	Easton-Bell Sports, Inc.(b)	B-	9.750%	12/01/2016	12/01/14 @ 102	1,622,073
250,000	Icon Health & Fitness, Inc.(a)	CCC+	11.875%	10/15/2016	10/15/14 @ 103	230,000
2,500,000	Sabre Holdings Corp.	CCC+	8.350%	03/15/2016	N/A	2,812,500
						4,664,573

	Lodging - 2.0%
1,850,000	MGM Resorts International(b)	B+	6.875%	04/01/2016	N/A	2,039,625
3,895,000	MGM Resorts International	B+	7.500%	06/01/2016	N/A	4,362,400
2,850,000	MGM Resorts International	B+	10.000%	11/01/2016	N/A	3,434,250
						9,836,275

	Machinery-Diversified - 1.3%
2,100,000	CNH America, LLC	BB+	7.250%	01/15/2016	N/A	2,320,500
3,405,000	CNH Capital LLC	BB	6.250%	11/01/2016	N/A	3,754,012
						6,074,512

	Media - 3.6%
4,807,000	AMC Networks, Inc.	BB	7.750%	07/15/2021	07/15/16 @ 104	5,479,980
7,840,000	DISH DBS Corp.	BB-	7.125%	02/01/2016	N/A	8,643,600
2,125,000	Harron Communications, LP/Harron Finance Corp.(a)	B-	9.125%	04/01/2020	04/01/16 @ 105	2,411,875
600,000	New York Times Co.	BB-	6.625%	12/15/2016	N/A	672,000
						17,207,455

	Mining - 2.9%
7,500,000	FQM Akubra, Inc. (Canada)(a)	NR	8.750%	06/01/2020	06/01/16 @ 104	8,503,125
2,300,000	Kaiser Aluminum Corp.	BB-	8.250%	06/01/2020	06/01/16 @ 104	2,616,250
2,750,000	Vedanta Resources PLC (United Kingdom)(a) (b)	BB	6.750%	06/07/2016	N/A	2,884,063
						14,003,438

	Miscellaneous Manufacturing - 0.9%
4,150,000	Bombardier, Inc. (Canada)(a)	BB-	4.250%	01/15/2016	N/A	4,336,750

	Oil & Gas - 10.7%
4,000,000	Atwood Oceanics, Inc.	BB	6.500%	02/01/2020	02/01/16 @ 103	4,330,000
2,700,000	Carrizo Oil & Gas, Inc.	B-	7.500%	09/15/2020	09/15/16 @ 104	2,983,500
3,000,000	Chaparral Energy, Inc.	B-	8.250%	09/01/2021	09/01/16 @ 104	3,300,000
2,300,000	Chesapeake Energy Corp.	BB-	3.250%	03/15/2016	03/15/15 @ 100	2,323,000
3,750,000	Concho Resources, Inc.	BB+	7.000%	01/15/2021	01/15/16 @ 104	4,162,500
1,500,000	Continental Resources, Inc.	BBB-	7.125%	04/01/2021	04/01/16 @ 104	1,704,375
2,750,000	Denbury Resources, Inc.	BB	6.375%	08/15/2021	08/15/16 @ 103	2,976,875
10,588,000	EP Energy, LLC / EP Energy Finance, Inc.	B	9.375%	05/01/2020	05/01/16 @ 105	12,308,550
2,517,000	Oasis Petroleum, Inc.	B	6.500%	11/01/2021	11/01/16 @ 103	2,730,945
3,958,000	PBF Holding Co., LLC / PBF Finance Corp.	BB+	8.250%	02/15/2020	02/15/16 @ 104	4,363,695
1,950,000	Quicksilver Resources, Inc.(b)	CCC-	7.125%	04/01/2016	N/A	1,881,750
500,000	Range Resources Corp.	BB	5.750%	06/01/2021	06/01/16 @ 103	540,000
7,000,000	Samson Investment Co.(a)	CCC+	10.750%	02/15/2020	02/15/16 @ 105	7,813,750
303,000	SM Energy Co.	BB-	6.500%	11/15/2021	11/15/16 @ 103	330,270
						51,749,210

	Oil & Gas Services - 0.2%
1,000,000	Cie Generale de Geophysique - Veritas (France)	BB-	6.500%	06/01/2021	06/01/16 @ 103	1,032,500

	Packaging & Containers - 4.4%
5,010,000	Berry Plastics Corp.	CCC+	9.750%	01/15/2021	01/15/16 @ 105	5,836,650
4,500,000	Crown Americas, LLC / Crown Americas Capital Corp. III	BB	6.250%	02/01/2021	02/01/16 @ 103	4,950,000
3,850,000	Owens-Brockway Glass Container, Inc.	BB	7.375%	05/15/2016	N/A	4,307,187
500,000	Packaging Dynamics Corp.(a)	B	8.750%	02/01/2016	02/01/15 @ 100	513,750
4,965,000	Sealed Air Corp.(a)	BB	8.375%	09/15/2021	09/15/16 @ 104	5,753,194
						21,360,781

	Pharmaceuticals - 1.9%
8,450,000	Valeant Pharmaceuticals International(a)	B	6.375%	10/15/2020	10/15/16 @ 103	9,273,875

	Pipelines - 3.1%
4,750,000	Kinder Morgan Finance Co., LLC	BB	5.700%	01/05/2016	N/A	5,094,375
2,814,000	MarkWest Energy Partners LP / MarkWest Energy Finance Corp.	BB	6.500%	08/15/2021	02/15/16 @ 103	3,067,260
3,000,000	Regency Energy Partners LP / Regency Energy Finance Corp.	BB	6.500%	07/15/2021	07/15/16 @ 103	3,255,000
3,475,000	Targa Resources Partners LP / Targas Resources Finance Corp.	BB	6.875%	02/01/2021	02/01/16 @ 103	3,787,750
						15,204,385

	Real Estate - 2.0%
3,550,000	Realogy Corp.(a)	BB	7.625%	01/15/2020	01/15/16 @ 104	4,002,625
3,000,000	Realogy Corp.(a) (b)	B	9.000%	01/15/2020	01/15/16 @ 105	3,465,000
2,000,000	Realogy Group, LLC / Sunshine Group Florida Ltd.(a)	B	3.375%	05/01/2016	N/A	2,030,000
						9,497,625

	Real Estate Investment Trusts - 1.4%
2,000,000	Geo Group, Inc.	B+	6.625%	02/15/2021	02/15/16 @ 103	2,150,000
1,350,000	iStar Financial, Inc., Series 1	B+	5.875%	03/15/2016	N/A	1,451,250
2,000,000	iStar Financial, Inc.(b)	B+	3.875%	07/01/2016	04/01/16 @ 100	2,060,000
1,015,000	MPT Operating Partnership, LP / MPT Finance Corp.	BB	6.875%	05/01/2021	05/01/16 @ 103	1,103,813
						6,765,063

	Retail - 3.4%
4,042,000	AmeriGas Finance LLC / AmeriGas Finance Corp.	Ba2	6.750%	05/20/2020	05/20/16 @ 103	4,425,990
1,833,000	AmeriGas Partners, LP / AmeriGas Finance Corp.	Ba3	6.500%	05/20/2021	05/20/16 @ 103	1,979,640
5,620,000	Rite Aid Corp.	CCC+	9.250%	03/15/2020	03/15/16 @ 105	6,477,050
750,000	Suburban Propane Partners, LP/Suburban Energy Finance Corp.	BB-	7.375%	08/01/2021	08/01/16 @ 104	828,750
2,750,000	Toys "R" US, Inc.(a) (b)	B	7.375%	09/01/2016	09/01/14 @ 102	2,550,625
						16,262,055

	Semiconductors - 0.6%
3,000,000	NXP BV / NXP Funding, LLC (Netherlands)(a)	BB-	3.500%	09/15/2016	N/A	3,082,500

	Shipbuilding - 1.0%
4,400,000	Huntington Ingalls Industries, Inc.	BB-	7.125%	03/15/2021	03/15/16 @ 104	4,917,000

	Software - 3.9%
15,500,000	First Data Corp.	B-	12.625%	01/15/2021	01/15/16 @ 113	18,600,000

	Telecommunications - 8.5%
200,000	Alcatel-Lucent USA, Inc.(a)	CCC+	8.875%	01/01/2020	07/01/16 @ 104	228,000
350,000	Clearwire Communications, LLC / Clearwire Finance, Inc.(a)	BB+	14.750%	12/01/2016	N/A	466,812
7,300,000	Intelsat Jackson Holdings SA (Luxembourg)	B+	7.500%	04/01/2021	04/01/16 @ 104	8,084,750
5,574,000	Level 3 Financing, Inc.	CCC+	8.625%	07/15/2020	01/15/16 @ 104	6,291,653
800,000	NII Capital Corp.(b)	CCC-	10.000%	08/15/2016	08/15/14 @ 103	368,000
11,500,000	Sprint Communications, Inc.	BB-	6.000%	12/01/2016	N/A	12,606,875
3,793,000	T-Mobile USA, Inc.	BB	6.542%	04/28/2020	04/28/16 @ 103	4,120,146
5,000,000	UPCB Finance V Ltd. (Cayman Islands)(a)	BB	7.250%	11/15/2021	11/15/16 @ 104	5,537,500
3,000,000	Windstream Corp.	B	7.750%	10/01/2021	10/01/16 @ 104	3,255,000
						40,958,736

	Textiles - 0.0%***
100,000	Mohawk Industries, Inc.	BBB	6.125%	01/15/2016	N/A	108,875

	Transportation - 0.3%
1,500,000	CEVA Group PLC (United Kingdom)(a)	CCC-	11.625%	10/01/2016	10/01/14 @ 103	1,578,750

	Total Corporate Bonds - 97.7%
	(Cost $462,289,772)					471,723,078

Number
of Shares	Description					Value
	Investments of Collateral for Securities Loaned - 2.2%
10,458,915	BNY Mellon Securities Lending Overnight Fund, 0.1057%(c) (d)					$ 10,458,915
	(Cost $10,458,915)

	Total Investments - 99.9%
	(Cost $472,748,687)					482,181,993
	Other Assets in excess of Liabilities - 0.1%					608,421
	Net Assets - 100.0%					$ 482,790,414

BV - Limited Liability Company
LLC - Limited Liability Company
LP - Limited Partnership
N/A- Not Applicable
OYJ - Public Traded Company
PLC - Public Limited Company
SA - Corporation

*
Ratings shown are per Standard & Poor's Rating Group, Moody's Investor Services, Inc. or Fitch Ratings.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.

***	Less than 0.1%.

(a)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At February 28, 2014 these securities amounted to $89,003,913, which represents 18.4% of net assets.

(b)	Security, or portion thereof, was on loan at February 28, 2014.

(c)	At February 28, 2014, the total market value of the Fund's securities on loan was $10,215,489 and the total market value of the collateral held by the Fund was $10,458,915.

(d)	Interest rate shown reflects yield as of February 28, 2014.

Country Breakdown	% of Corporate Bonds
United States	89.3%
Luxembourg	3.1%
Canada	2.7%
United Kingdom	2.5%
Cayman Islands	1.2%
Netherlands	0.6%
France	0.5%
Finland	0.1%
Subject to change daily.

See previously submitted notes to financial statements for the period ended November 30, 2013.

BSJG | Guggenheim BulletShares 2016 High Yield Corporate Bond ETF

At February 28, 2014, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$472,748,687	$10,028,000	$(594,694)	$9,433,306

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and ask prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). A valuation committee consisting of representatives from investment management, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Funds and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, unchanged priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Board of Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs as described above. The fair value estimates for the Level 3 securities are determined in accordance with the Trust’s valuation procedures.  The Fund did not have any Level 3 securities at February 28, 2014.

Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of February 28, 2014.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$-	471,723	$-	$471,723
Investments of Collateral for Securities Loaned	10,459	-	-	10,459
Total	$10,459	$471,723	$-	$482,182

During the nine months ended February 28, 2014, there were no transfers between levels.

BSJH Guggenheim BulletShares 2017 High Yield Corporate Bond ETF
Portfolio of Investments
February 28, 2014 (unaudited)

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Long-Term Investments - 97.6%
	Corporate Bonds - 97.6%
	Advertising - 1.2%
$1,750,000	Lamar Media Corp.	BB-	5.875%	02/01/2022	02/01/17 @ 103	$ 1,863,750
1,050,000	SITEL, LLC / Sitel Finance Corp.(a)	B	11.000%	08/01/2017	08/01/14 @ 106	1,132,688
						2,996,438

	Aerospace & Defense - 0.4%
1,000,000	Sequa Corp.(a)	CCC+	7.000%	12/15/2017	12/15/14 @ 104	1,020,000

	Apparel - 1.1%
2,491,000	Levi Strauss & Co.	BB	6.875%	05/01/2022	05/01/17 @ 103	2,740,100

	Auto Manufacturers - 0.0%***
75,000	Oshkosh Corp.	BB+	8.250%	03/01/2017	N/A	78,281

	Auto Parts & Equipment - 0.9%
2,050,000	Schaeffler Finance BV (Netherlands)(a)	BB-	7.750%	02/15/2017	N/A	2,326,750

	Banks - 9.0%
2,700,000	Ally Financial, Inc.	BB	2.750%	01/30/2017	N/A	2,743,875
4,000,000	Ally Financial, Inc.	BB	5.500%	02/15/2017	N/A	4,390,000
2,900,000	Ally Financial, Inc.	BB	6.250%	12/01/2017	N/A	3,273,375
300,000	Ally Financial, Inc.	B+	8.000%	12/31/2018	N/A	359,250
4,250,000	CIT Group, Inc.	BB-	5.000%	05/15/2017	N/A	4,579,375
5,792,000	CIT Group, Inc.	BB-	4.250%	08/15/2017	N/A	6,096,080
1,850,000	Synovus Financial Corp.	B+	5.125%	06/15/2017	N/A	1,942,500
						23,384,455

	Beverages - 0.8%
1,850,000	Constellation Brands, Inc.	BB+	7.250%	05/15/2017	N/A	2,150,625

	Building Materials - 2.4%
3,000,000	Associated Materials, LLC / AMH New Finance, Inc.(b)	B-	9.125%	11/01/2017	11/01/14 @ 105	3,165,000
1,250,000	Norbord Delaware GP I(a)	BB-	7.700%	02/15/2017	N/A	1,425,000
1,395,000	Vulcan Materials Co.	BB	6.400%	11/30/2017	N/A	1,586,812
						6,176,812

	Coal - 2.0%
5,042,000	CONSOL Energy, Inc.	BB	8.000%	04/01/2017	04/01/15 @ 102	5,268,890

	Commercial Services - 5.3%
750,000	Ashtead Capital, Inc.(a)	BB-	6.500%	07/15/2022	07/15/17 @ 103	817,500
1,000,000	Avis Budget Car Rental, LLC / Avis Budget Finance, Inc.	B	4.875%	11/15/2017	05/15/15 @ 102	1,060,000
1,462,000	DynCorp International, Inc.(b)	B-	10.375%	07/01/2017	07/01/14 @ 105	1,535,100
1,750,000	H&E Equipment Services, Inc.	B+	7.000%	09/01/2022	09/01/17 @ 104	1,933,750
1,326,000	RR Donnelley & Sons Co.	BB-	6.125%	01/15/2017	N/A	1,458,600
1,550,000	Service Corp. International/US	BB-	7.000%	06/15/2017	N/A	1,749,562
4,550,000	United Rentals North America, Inc.	BB-	7.625%	04/15/2022	04/15/17 @ 104	5,192,688
						13,747,200

	Computers - 0.5%
1,250,000	Unisys Corp.	BB-	6.250%	08/15/2017	N/A	1,371,875

	Distribution & Wholesale - 1.1%
2,750,000	VWR Funding, Inc.	B-	7.250%	09/15/2017	09/15/14 @ 105	2,963,125

	Diversified Financial Services - 7.3%
1,500,000	AerCap Aviation Solutions BV (Netherlands)	BB+	6.375%	05/30/2017	N/A	1,642,500
2,250,000	Aircastle Ltd. (Bermuda)	BB+	6.750%	04/15/2017	N/A	2,525,625
2,750,000	General Motors Financial Co., Inc.	BB-	4.750%	08/15/2017	N/A	2,987,875
1,780,000	Nuveen Investments, Inc.(a)	CCC	9.125%	10/15/2017	10/15/14 @ 107	1,873,450
9,100,000	Springleaf Finance Corp., Series MTN	CCC+	6.900%	12/15/2017	N/A	10,021,375
						19,050,825

	Electric - 1.8%
3,914,000	AES Corp.	BB-	8.000%	10/15/2017	N/A	4,647,875

	Electrical Components & Equipment - 1.5%
1,500,000	International Wire Group Holdings, Inc.(a)	B	8.500%	10/15/2017	10/15/15 @ 104	1,642,500
2,150,000	WireCo WorldGroup, Inc.	B-	9.500%	05/15/2017	05/15/14 @ 102	2,225,250
						3,867,750

	Engineering & Construction - 0.9%
2,000,000	Abengoa Finance SAU (Spain)(a)	B	8.875%	11/01/2017	N/A	2,260,000

	Food - 2.2%
1,000,000	Simmons Foods, Inc.(a)	CCC	10.500%	11/01/2017	11/01/14 @ 105	1,086,250
1,746,000	Smithfield Foods, Inc.	BB-	7.750%	07/01/2017	N/A	2,034,090
2,500,000	Smithfield Foods, Inc.	BB-	6.625%	08/15/2022	08/15/17 @ 103	2,712,500
						5,832,840

	Forest Products & Paper - 0.4%
750,000	Cascades, Inc. (Canada)	B	7.750%	12/15/2017	12/15/14 @ 102	782,344
250,000	Sappi Papier Holding GmbH (Austria)(a)	BB	7.750%	07/15/2017	04/15/17 @ 100	278,750
						1,061,094

	Hand & Machine Tools - 0.3%
841,000	Victor Technologies Group, Inc.	B-	9.000%	12/15/2017	12/15/14 @ 105	902,919

	Health Care Products - 0.7%
750,000	Accellent, Inc.	B+	8.375%	02/01/2017	02/01/15 @ 102	786,562
500,000	Accellent, Inc.	CCC+	10.000%	11/01/2017	11/01/14 @ 105	540,000
500,000	DJO Finance, LLC / DJO Finance Corp.(b)	CCC	9.750%	10/15/2017	10/15/14 @ 105	526,250
						1,852,812

	Health Care Services - 2.4%
1,750,000	21st Century Oncology, Inc.	B-	8.875%	01/15/2017	05/15/14 @ 104	1,837,500
750,000	Capella Healthcare, Inc.	B	9.250%	07/01/2017	07/01/14 @ 105	804,375
750,000	Centene Corp.	BB	5.750%	06/01/2017	N/A	815,625
1,350,000	Fresenius Medical Care US Finance, Inc.	BB+	6.875%	07/15/2017	N/A	1,539,000
1,250,000	Health Net, Inc.	BB	6.375%	06/01/2017	N/A	1,365,625
						6,362,125

	Home Builders - 2.3%
700,000	DR Horton, Inc.	BB	4.750%	05/15/2017	N/A	752,500
575,000	KB Home	B	9.100%	09/15/2017	N/A	687,125
1,250,000	Lennar Corp., Series B	BB-	12.250%	06/01/2017	N/A	1,631,250
1,740,000	Lennar Corp.	BB-	4.750%	12/15/2017	09/15/17 @ 100	1,857,450
250,000	Lennar Corp.	BB-	4.750%	11/15/2022	08/15/22 @ 100	240,000
750,000	Ryland Group, Inc.	BB-	8.400%	05/15/2017	N/A	885,000
						6,053,325

	Household Products & Housewares - 1.5%
3,505,000	Spectrum Brands, Inc.	B	6.625%	11/15/2022	11/15/17 @ 103	3,837,975

	Iron & Steel - 5.1%
4,644,000	ArcelorMittal (Luxembourg)	BB+	5.000%	02/25/2017	N/A	4,986,495
1,050,000	Commercial Metals Co.	BB+	6.500%	07/15/2017	N/A	1,181,250
500,000	Evraz Group SA (Luxembourg)(a)	B+	7.400%	04/24/2017	N/A	522,500
2,350,000	Ryerson, Inc. / Joseph T Ryerson & Son, Inc.	CCC+	9.000%	10/15/2017	04/15/15 @ 105	2,567,375
1,500,000	Steel Dynamics, Inc.	BB+	6.375%	08/15/2022	08/15/17 @ 103	1,653,750
2,100,000	United States Steel Corp.(b)	BB-	6.050%	06/01/2017	N/A	2,289,000
						13,200,370

	Leisure Time - 0.4%
1,000,000	Viking Cruises Ltd. (Bermuda)(a)	B+	8.500%	10/15/2022	10/15/17 @ 104	1,142,500

	Lodging - 3.9%
6,750,000	Caesars Entertainment Operating Co., Inc.	B-	11.250%	06/01/2017	06/01/14 @ 103	6,910,313
2,750,000	MGM Resorts International	B+	7.625%	01/15/2017	N/A	3,141,875
						10,052,188

	Machinery-Diversified - 3.2%
5,172,000	Case New Holland Industrial, Inc.	BB+	7.875%	12/01/2017	N/A	6,083,565
2,250,000	CNH Capital, LLC	BB	3.250%	02/01/2017	N/A	2,295,000
						8,378,565

	Media - 6.5%
3,205,000	Cablevision Systems Corp.	B	8.625%	09/15/2017	N/A	3,829,975
3,450,000	DISH DBS Corp.	BB-	4.625%	07/15/2017	N/A	3,669,938
250,000	Knight Ridder, Inc.(b)	CCC	5.750%	09/01/2017	N/A	282,500
3,500,000	McClatchy Co.	B	9.000%	12/15/2022	12/15/17 @ 105	4,020,625
4,500,000	Univision Communications, Inc.(a)	B+	6.750%	09/15/2022	09/15/17 @ 103	5,017,500
						16,820,538

	Metal Fabricate & Hardware - 0.1%
350,000	Mueller Water Products, Inc.	B	7.375%	06/01/2017	06/01/14 @ 101	361,375

	Miscellaneous Manufacturing - 1.0%
2,200,000	SPX Corp.	BB+	6.875%	09/01/2017	N/A	2,513,500

	Oil & Gas - 7.8%
1,345,000	Chaparral Energy, Inc.	B-	7.625%	11/15/2022	05/15/17 @ 104	1,466,050
1,750,000	Chesapeake Energy Corp.(b)	BB-	6.500%	08/15/2017	N/A	1,986,250
2,000,000	Cimarex Energy Co.	BB+	5.875%	05/01/2022	05/01/17 @ 103	2,170,000
1,500,000	EP Energy, LLC / Everest Acquisition Finance, Inc.	B	7.750%	09/01/2022	09/01/17 @ 104	1,698,750
850,000	Hercules Offshore, Inc.(a)	BB-	7.125%	04/01/2017	04/01/15 @ 103	898,875
1,500,000	Hercules Offshore, Inc.(a)	B	8.750%	07/15/2021	07/15/17 @ 104	1,680,000
1,500,000	Oasis Petroleum, Inc.	B	6.875%	01/15/2023	07/15/17 @ 103	1,638,750
1,000,000	Pacific Rubiales Energy Corp. (Canada)(a)	BB+	7.250%	12/12/2021	12/12/16 @ 104	1,080,000
1,596,000	Penn Virginia Corp.	B-	8.500%	05/01/2020	05/01/17 @ 104	1,763,580
2,000,000	SandRidge Energy, Inc.	B-	8.125%	10/15/2022	04/15/17 @ 104	2,160,000
535,000	Swift Energy Co.	B+	7.125%	06/01/2017	06/01/14 @ 101	548,375
2,000,000	Tesoro Corp.	BB+	4.250%	10/01/2017	09/01/17 @ 100	2,115,000
1,150,000	WPX Energy, Inc.	BB+	5.250%	01/15/2017	N/A	1,240,563
						20,446,193

	Packaging & Containers - 1.5%
2,000,000	Beverage Packaging Holdings Luxembourg II SA / Beverage Packaging Holdings II Is (Luxembourg)(a)	CCC+	6.000%	06/15/2017	06/15/16 @ 100	2,085,000
750,000	Greif, Inc.	BB-	6.750%	02/01/2017	N/A	836,250
910,000	Pactiv, LLC	CCC+	8.125%	06/15/2017	N/A	1,001,000
						3,922,250

	Pipelines - 3.3%
2,825,000	Access Midstream Partners, LP / ACMP Finance Corp.	BB	6.125%	07/15/2022	01/15/17 @ 103	3,079,250
1,000,000	Crosstex Energy, LP / Crosstex Energy Finance Corp.	BBB	7.125%	06/01/2022	06/01/17 @ 104	1,155,000
2,000,000	El Paso, LLC	BB	7.000%	06/15/2017	N/A	2,271,382
2,000,000	NGPL PipeCo, LLC(a)	B-	7.119%	12/15/2017	N/A	1,987,500
						8,493,132

	Real Estate - 0.4%
1,000,000	Crescent Resources, LLC / Crescent Ventures, Inc.(a)	B-	10.250%	08/15/2017	08/15/15 @ 108	1,122,500

	Real Estate Investment Trusts - 0.7%
1,610,000	iStar Financial, Inc.	B3	9.000%	06/01/2017	N/A	1,911,875

	Retail - 3.9%
102,000	Bon-Ton Department Stores, Inc.	B-	10.625%	07/15/2017	04/28/14 @ 100	102,510
2,862,000	L Brands, Inc.	BB-	6.900%	07/15/2017	N/A	3,291,300
550,000	Logan's Roadhouse, Inc.	B-	10.750%	10/15/2017	10/15/14 @ 105	409,750
2,000,000	Sally Holdings, LLC / Sally Capital, Inc.	BB+	5.750%	06/01/2022	06/01/17 @ 103	2,125,000
1,080,000	Sonic Automotive, Inc.	BB-	7.000%	07/15/2022	07/15/17 @ 104	1,193,400
2,000	Tops Holding Corp. / Tops Markets, LLC	B	8.875%	12/15/2017	06/15/15 @ 104	2,200
2,000,000	Toys "R" US Property Co. II, LLC(b)	B	8.500%	12/01/2017	12/01/14 @ 102	2,067,500
1,250,000	Toys "R" US, Inc.	CCC	10.375%	08/15/2017	02/15/15 @ 105	1,090,625
						10,282,285

	Semiconductors - 0.3%
750,000	Advanced Micro Devices, Inc.(b)	B	8.125%	12/15/2017	12/15/14 @ 102	788,437

	Software - 0.4%
1,000,000	Aspect Software, Inc.	CCC+	10.625%	05/15/2017	05/15/15 @ 103	1,057,500

	Telecommunications - 10.9%
2,500,000	Alcatel-Lucent USA, Inc.(a) (b)	CCC+	4.625%	07/01/2017	N/A	2,590,625
1,200,000	CenturyLink, Inc., Series N	BB	6.000%	04/01/2017	N/A	1,332,000
1,750,000	CenturyLink, Inc., Series R	BB	5.150%	06/15/2017	N/A	1,885,625
2,000,000	Frontier Communications Corp.	BB-	8.250%	04/15/2017	N/A	2,335,000
3,250,000	Sprint Communications, Inc.	BB-	9.125%	03/01/2017	N/A	3,859,375
4,500,000	Sprint Communications, Inc.	BB-	8.375%	08/15/2017	N/A	5,293,125
1,864,000	Telesat Canada / Telesat, LLC (Canada)(a)	B	6.000%	05/15/2017	05/15/14 @ 103	1,938,560
4,250,000	Wind Acquisition Finance SA (Luxembourg)(a)	B+	11.750%	07/15/2017	07/15/14 @ 103	4,505,000
4,100,000	Windstream Corp.	B	7.875%	11/01/2017	N/A	4,715,000
						28,454,310

	Transportation - 2.2%
2,150,000	CEVA Group PLC (United Kingdom)(a)	CCC+	8.375%	12/01/2017	N/A	2,257,500
750,000	Florida East Coast Railway Corp.	B-	8.125%	02/01/2017	02/01/15 @ 102	785,062
1,000,000	Hapag-Lloyd AG (Germany)(a) (b)	B-	9.750%	10/15/2017	10/15/14 @ 105	1,080,000
1,400,000	Marquette Transportation Co., LLC / Marquette Transportation Finance Corp.	B-	10.875%	01/15/2017	01/15/15 @ 103	1,480,500
						5,603,062

	Total Corporate Bonds - 97.6%
	(Cost $249,954,919)					254,504,671

	Investments of Collateral for Securities Loaned - 3.3%
8,609,220	BNY Mellon Securities Lending Overnight Fund, 0.1057%(c) (d)					8,609,220
	(Cost $8,609,220)

	Total Investments - 100.9%
	(Cost $258,564,139)					263,113,891
	Liabilities in excess of Other Assets - (0.9%)					(2,395,807)
	Net Assets - 100.0%					$ 260,718,084

AG – Stock Corporation
BV - Limited Liability Company
LLC - Limited Liability Company
LP - Limited Partnership
N/A- Not Applicable
PLC - Public Limited Company
GmbH - Limited Liability
SA – Corporation
SAU – Limited Liability Corporation

*
Ratings shown are per Standard & Poor's Rating Group, Moody's Investor Services, Inc. or Fitch Ratings.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.
***	Less than 0.1%.
(a)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At February 28, 2014, these securities amounted to $41,770,948, which represents 16.0% of net assets.

(b)	Security, or portion thereof, was on loan at February 28, 2014.
(c)	At February 28, 2014, the total market value of the Fund's securities on loan was $8,385,475 and the total market value of the collateral held by the Fund was $8,609,220.
(d)	Interest rate shown reflects yield as of February 28, 2014.

% of Corporate
Country Breakdown	Bonds
United States	88.4%
Luxembourg	4.8%
Netherlands	1.6%
Canada	1.5%
Bermuda	1.4%
Spain	0.9%
United Kingdom	0.9%
Germany	0.4%
Austria	0.1%
Subject to change daily.

See previously submitted notes to financial statements for the period ended November 30, 2013.

At February 28, 2014 the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$258,564,231	$4,823,642	$(273,982)	$4,549,660

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange ("NYSE") on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and ask prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security's fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). A valuation committee consisting of representatives from investment management, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Fund and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, unchanged priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the
Board of Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi)
information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g.
discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs. The fair value value estimates for Level 3 securities are determined in accordance with the Fund's valuation procedures. The Fund did not have any Level 3 securities at February 28, 2014.

Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of February 28, 2014.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$-	$254,505	$-	$254,505
Investments of Collateral for Securities Loaned	8,609	-	-	8,609
Total	$8,609	$254,505	$-	$263,114

During the nine months ended February 28, 2014, there were no transfers between levels.

BSJI Guggenheim BulletShares 2018 High Yield Corporate Bond ETF
Portfolio of Investments
February 28, 2014 (unaudited)

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Long-Term Investments - 97.5%
	Corporate Bonds - 96.2%
	Advertising - 1.6%
$1,500,000	inVentiv Health, Inc.(a)	B-	9.000%	01/15/2018	01/15/16 @ 105	$ 1,605,000
1,500,000	Lamar Media Corp.	BB-	7.875%	04/15/2018	04/15/15 @ 102	1,575,000
						3,180,000

	Airlines - 1.4%
1,100,000	United Continental Holdings, Inc.	B	6.375%	06/01/2018	N/A	1,174,250
1,500,000	US Airways Group, Inc.	B-	6.125%	06/01/2018	N/A	1,578,750
						2,753,000

	Auto Manufacturers - 1.7%
3,250,000	General Motors Co.(a)	BB+	3.500%	10/02/2018	N/A	3,371,875

	Auto Parts & Equipment - 2.9%
500,000	Accuride Corp.	B-	9.500%	08/01/2018	08/01/14 @ 105	512,500
1,600,000	Cooper-Standard Automotive, Inc.	BB-	8.500%	05/01/2018	05/01/14 @ 104	1,690,000
1,200,000	Lear Corp.	BB	7.875%	03/15/2018	03/15/15 @ 102	1,251,000
550,000	Meritor, Inc.	B-	10.625%	03/15/2018	03/15/15 @ 103	582,312
1,500,000	Pittsburgh Glass Works, LLC(a)	B	8.000%	11/15/2018	11/15/15 @ 104	1,642,500
28,000	Tomkins, LLC / Tomkins, Inc.	BB-	9.000%	10/01/2018	10/01/14 @ 105	30,345
						5,708,657

	Banks - 5.0%
2,000,000	Ally Financial, Inc.	BB	4.750%	09/10/2018	N/A	2,137,500
1,559,000	Ally Financial, Inc.	B+	8.000%	12/31/2018	N/A	1,866,902
3,400,000	CIT Group, Inc.	BB-	5.250%	03/15/2018	N/A	3,701,750
1,750,000	CIT Group, Inc.(a)	BB-	6.625%	04/01/2018	N/A	1,981,875
						9,688,027

	Building Materials - 2.0%
500,000	Interline Brands, Inc.	B	7.500%	11/15/2018	11/15/14 @ 104	531,500
1,600,000	USG Corp.	CCC+	9.750%	01/15/2018	N/A	1,940,000
1,125,000	Vulcan Materials Co.	BB	7.000%	06/15/2018	N/A	1,305,000
						3,776,500

	Chemicals - 5.7%
2,000,000	Ashland, Inc.	BB	3.875%	04/15/2018	03/15/18 @ 100	2,080,000
900,000	Ferro Corp.	B	7.875%	08/15/2018	08/15/14 @ 104	960,750
2,600,000	Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC	CCC+	8.875%	02/01/2018	02/01/15 @ 103	2,723,500
2,000,000	INEOS Group Holdings SA (Luxembourg)(a) (b)	B-	6.125%	08/15/2018	05/15/15 @ 103	2,075,000
1,500,000	PQ Corp.(a)	B-	8.750%	05/01/2018	11/01/14 @ 107	1,657,500
1,500,000	Rain CII Carbon, LLC / CII Carbon Corp.(a)	BB-	8.000%	12/01/2018	12/01/14 @ 104	1,575,000
						11,071,750

	Coal - 3.2%
1,250,000	Alpha Natural Resources, Inc.(b)	B-	9.750%	04/15/2018	N/A	1,300,000
1,000,000	Natural Resource Partners, LP(a)	B	9.125%	10/01/2018	04/01/16 @ 107	1,047,500
3,500,000	Peabody Energy Corp.	BB	6.000%	11/15/2018	N/A	3,806,250
						6,153,750

	Commercial Services - 3.8%
1,000,000	Cenveo Corp.	CCC+	8.875%	02/01/2018	02/01/15 @ 102	1,010,000
1,000,000	Harland Clarke Holdings Corp.(a)	B+	9.750%	08/01/2018	08/01/15 @ 105	1,100,000
1,300,000	Hertz Corp.	B	4.250%	04/01/2018	N/A	1,348,750
1,421,000	RR Donnelley & Sons Co.(b)	BB-	7.250%	05/15/2018	N/A	1,655,465
880,000	Service Corp. International	BB-	7.625%	10/01/2018	N/A	1,027,400
1,250,000	Speedy Cash Intermediate Holdings Corp.(a)	B	10.750%	05/15/2018	05/15/15 @ 105	1,306,250
						7,447,865

	Computers - 1.4%
1,500,000	Dell, Inc.(b)	B+	5.650%	04/15/2018	N/A	1,578,750
1,000,000	SunGard Data Systems, Inc.	B	7.375%	11/15/2018	11/15/14 @ 104	1,066,250
						2,645,000

	Diversified Financial Services - 2.9%
1,500,000	Aircastle Ltd. (Bermuda)	BB+	4.625%	12/15/2018	N/A	1,556,250
1,500,000	General Motors Financial Co., Inc.	BB-	6.750%	06/01/2018	N/A	1,755,000
1,500,000	Nationstar Mortgage, LLC / Nationstar Capital Corp.	B+	6.500%	08/01/2018	08/01/15 @ 103	1,518,750
750,000	Oxford Finance, LLC / Oxford Finance Co-Issuer, Inc.(a)	B	7.250%	01/15/2018	01/15/15 @ 104	797,812
						5,627,812

	Electric - 2.6%
250,000	CMS Energy Corp.	BBB-	5.050%	02/15/2018	N/A	278,311
1,300,000	IPALCO Enterprises, Inc.	BB+	5.000%	05/01/2018	04/01/18 @ 100	1,384,500
2,950,000	NRG Energy, Inc.	BB-	7.625%	01/15/2018	N/A	3,348,250
						5,011,061

	Engineering & Construction - 0.5%
1,000,000	Aguila 3 SA (Luxembourg)(a)	B	7.875%	01/31/2018	01/31/15 @ 104	1,063,125

	Entertainment - 0.8%
500,000	Diamond Resorts Corp.	B-	12.000%	08/15/2018	08/15/14 @ 106	552,500
1,000,000	NAI Entertainment Holdings / NAI Entertainment Holdings Finance Corp.(a)	BB	5.000%	08/01/2018	08/01/15 @ 104	1,047,500
						1,600,000

	Environmental Control - 2.5%
1,250,000	EnergySolutions, Inc. / EnergySolutions, LLC	B+	10.750%	08/15/2018	08/15/14 @ 105	1,334,375
250,000	Nuverra Environmental Solutions, Inc.	B	9.875%	04/15/2018	04/15/15 @ 105	251,563
1,000,000	Tervita Corp. (Canada)(a)	CCC	10.875%	02/15/2018	11/15/15 @ 108	1,078,750
2,000,000	Tervita Corp. (Canada)(a)	B-	8.000%	11/15/2018	11/15/15 @ 104	2,120,000
						4,784,688

	Food - 0.5%
1,000,000	Michael Foods Holding, Inc.(a)	CCC+	8.500%	07/15/2018	07/15/14 @ 103	1,051,250

	Health Care Products - 1.2%
1,000,000	DJO Finance, LLC / DJO Finance Corp.	CCC+	7.750%	04/15/2018	04/15/15 @ 104	1,057,500
1,000,000	DJO Finance, LLC / DJO Finance Corp.	CCC+	9.875%	04/15/2018	04/15/15 @ 105	1,098,750
220,000	Hanger, Inc.	B	7.125%	11/15/2018	11/15/14 @ 104	235,400
						2,391,650

	Health Care Services - 5.1%
3,700,000	CHS/Community Health Systems, Inc.	BB	5.125%	08/15/2018	08/15/15 @ 103	3,926,625
300,000	DaVita HealthCare Partners, Inc.	B	6.375%	11/01/2018	11/01/14 @ 103	315,938
1,100,000	Fresenius Medical Care US Finance, Inc.(a)	BB+	6.500%	09/15/2018	N/A	1,243,000
1,350,000	HCA, Inc.	B-	8.000%	10/01/2018	N/A	1,613,250
500,000	Radnet Management, Inc.(b)	CCC+	10.375%	04/01/2018	04/01/15 @ 103	501,250
2,100,000	Tenet Healthcare Corp.	B+	6.250%	11/01/2018	N/A	2,333,625
						9,933,688

	Home Builders - 3.7%
1,000,000	Beazer Homes USA, Inc.	CCC	9.125%	06/15/2018	06/15/14 @ 105	1,065,000
1,550,000	DR Horton, Inc.	BB	3.625%	02/15/2018	11/15/17 @ 100	1,596,500
968,000	KB Home	B	7.250%	06/15/2018	N/A	1,096,260
1,050,000	Lennar Corp.	BB-	6.950%	06/01/2018	N/A	1,191,750
500,000	Lennar Corp.	BB-	4.125%	12/01/2018	10/01/18 @ 100	511,250
1,500,000	Standard Pacific Corp.	B+	8.375%	05/15/2018	N/A	1,792,500
						7,253,260

	Household Products & Housewares - 2.1%
970,000	Armored Autogroup, Inc.	CCC	9.250%	11/01/2018	11/01/14 @ 105	957,875
1,100,000	Central Garden and Pet Co.	CCC+	8.250%	03/01/2018	03/01/15 @ 102	1,127,500
1,845,000	Reynolds Group Issuer, Inc.	CCC+	8.500%	05/15/2018	05/15/14 @ 104	1,946,475
						4,031,850

	Internet - 0.8%
1,500,000	IAC/InterActiveCorp(a)	BB+	4.875%	11/30/2018	11/30/14 @ 105	1,571,250

	Iron & Steel - 4.1%
1,250,000	APERAM (Luxembourg)(a)	B+	7.750%	04/01/2018	04/01/15 @ 104	1,325,000
3,345,000	ArcelorMittal (Luxembourg)	BB+	6.125%	06/01/2018	N/A	3,692,044
1,300,000	Commercial Metals Co.	BB+	7.350%	08/15/2018	N/A	1,493,375
1,350,000	U.S. Steel Corp.(b)	BB-	7.000%	02/01/2018	N/A	1,498,500
						8,008,919

	Lodging - 1.1%
1,600,000	MGM Resorts International	B+	11.375%	03/01/2018	N/A	2,084,000

	Machinery-Diversified - 0.8%
1,500,000	CNH Capital, LLC	BB	3.625%	04/15/2018	N/A	1,530,000

	Media - 5.7%
1,850,000	Cablevision Systems Corp.	B	7.750%	04/15/2018	N/A	2,148,313
1,000,000	CSC Holdings, LLC	BB	7.875%	02/15/2018	N/A	1,167,500
1,600,000	CSC Holdings, LLC	BB	7.625%	07/15/2018	N/A	1,866,000
2,500,000	DISH DBS Corp.	BB-	4.250%	04/01/2018	N/A	2,606,250
1,050,000	Nara Cable Funding Ltd. (Ireland)(a)	B+	8.875%	12/01/2018	12/01/14 @ 104	1,139,250
1,900,000	Nara Cable Funding Ltd. (Ireland)(a)	B+	8.875%	12/01/2018	12/01/14 @ 104	2,075,750
						11,003,063

	Metal Fabricate & Hardware - 3.2%
944,000	Atkore International, Inc.	B	9.875%	01/01/2018	01/01/15 @ 105	1,018,340
1,900,000	JMC Steel Group, Inc.(a)	B-	8.250%	03/15/2018	03/15/15 @ 104	1,983,125
1,000,000	Severstal Columbus, LLC	B	10.250%	02/15/2018	02/15/15 @ 103	1,053,900
2,000,000	Wise Metals Group, LLC / Wise Alloys Finance Corp.(a)	B-	8.750%	12/15/2018	06/15/16 @ 104	2,170,000
						6,225,365

	Mining - 1.9%
1,393,000	Aleris International, Inc.	B-	7.625%	02/15/2018	02/15/15 @ 104	1,481,804
1,000,000	Magnetation, LLC / Mag Finance Corp.(a)	B-	11.000%	05/15/2018	N/A	1,127,500
500,000	Thompson Creek Metals Co., Inc. (Canada)(b)	CCC-	7.375%	06/01/2018	06/01/14 @ 106	470,000
500,000	Vedanta Resources PLC (United Kingdom)(a)	BB	9.500%	07/18/2018	N/A	565,000
						3,644,304

	Miscellaneous Manufacturing - 1.7%
650,000	Amsted Industries, Inc.(a)	BB	8.125%	03/15/2018	03/15/15 @ 102	680,062
2,250,000	Bombardier, Inc. (Canada)(a)	BB-	7.500%	03/15/2018	N/A	2,542,500
						3,222,562

	Oil & Gas - 5.0%
1,682,000	Chesapeake Energy Corp.	BB-	7.250%	12/15/2018	N/A	1,988,965
1,500,000	EPL Oil & Gas, Inc.	B-	8.250%	02/15/2018	02/15/15 @ 104	1,627,500
1,750,000	EXCO Resources, Inc.	CCC+	7.500%	09/15/2018	09/15/14 @ 104	1,776,250
1,000,000	Gastar Exploration, Inc.(a)	B-	8.625%	05/15/2018	05/15/15 @ 106	1,025,000
600,000	Newfield Exploration Co.	BB+	7.125%	05/15/2018	05/15/14 @ 102	624,000
1,100,000	Rosetta Resources, Inc.	BB-	9.500%	04/15/2018	04/15/15 @ 102	1,167,375
1,500,000	Ultra Petroleum Corp. (Canada)(a)	BB	5.750%	12/15/2018	12/15/15 @ 103	1,575,000
						9,784,090

	Oil & Gas Services - 0.8%
400,000	Exterran Holdings, Inc.	BB	7.250%	12/01/2018	12/01/14 @ 104	425,000
1,000,000	Oil States International, Inc.	BB+	5.125%	01/15/2023	01/15/18 @ 103	1,128,750
						1,553,750

	Packaging & Containers - 1.2%
1,026,000	Berry Plastics Corp.	CCC+	9.500%	05/15/2018	05/15/14 @ 105	1,091,407
1,000,000	Owens-Illinois, Inc.	BB-	7.800%	05/15/2018	N/A	1,180,000
						2,271,407

	Pharmaceuticals - 0.2%
100,000	Grifols, Inc.	B+	8.250%	02/01/2018	02/01/15 @ 104	107,125
300,000	Warner Chilcott Co., LLC / Warner Chilcott Finance, LLC (Puerto Rico)	BBB-	7.750%	09/15/2018	09/15/14 @ 104	322,500
						429,625

	Pipelines - 4.8%
2,000,000	Crosstex Energy, LP / Crosstex Energy Finance Corp.	B+	8.875%	02/15/2018	02/15/15 @ 102	2,101,250
1,700,000	El Paso, LLC	BB	7.250%	06/01/2018	N/A	1,948,974
1,600,000	Kinder Morgan Finance Co., LLC(a)	BB	6.000%	01/15/2018	N/A	1,772,000
1,500,000	Niska Gas Storage US, LLC / Niska Gas Storage Canada ULC	B	8.875%	03/15/2018	03/15/15 @ 102	1,569,375
500,000	NuStar Logistics, LP	BB+	8.150%	04/15/2018	N/A	572,500
1,200,000	Penn Virginia Resource Partners, LP / Penn Virginia Resource Finance Corp.	B-	8.250%	04/15/2018	04/15/15 @ 102	1,258,500
						9,222,599

	Private Equity - 0.6%
1,000,000	American Capital Ltd.(a)	B+	6.500%	09/15/2018	09/15/15 @ 103	1,070,000

	Real Estate Investment Trusts - 0.8%
250,000	iStar Financial, Inc.	B+	7.125%	02/15/2018	N/A	278,750
1,250,000	iStar Financial, Inc.	B+	4.875%	07/01/2018	07/01/16 @ 102	1,268,750
						1,547,500

	Retail - 1.9%
550,000	AutoNation, Inc.	BB+	6.750%	04/15/2018	N/A	636,625
100,000	JC Penney Corp., Inc.(b)	CCC-	5.750%	02/15/2018	N/A	81,750
1,000,000	Landry's Holdings II, Inc.(a)	CCC+	10.250%	01/01/2018	01/01/15 @ 104	1,067,500
75,000	Michaels Stores, Inc.	B	7.750%	11/01/2018	11/01/14 @ 104	80,812
1,000,000	New Academy Finance Co., LLC / New Academy Finance Corp.(a)	CCC+	8.000%	06/15/2018	12/15/14 @ 101	1,027,500
900,000	Toys "R" Us, Inc.	CCC	7.375%	10/15/2018	N/A	758,250
						3,652,437

	Semiconductors - 1.6%
1,000,000	Amkor Technology, Inc.(b)	BB	7.375%	05/01/2018	05/01/14 @ 104	1,048,750
2,000,000	NXP BV / NXP Funding, LLC (Netherlands)(a)	BB-	3.750%	06/01/2018	N/A	2,032,500
						3,081,250

	Software - 0.8%
1,300,000	IMS Health, Inc.(a)	B	12.500%	03/01/2018	03/01/15 @ 106	1,501,500

	Telecommunications - 8.5%
850,000	Cincinnati Bell, Inc.	CCC+	8.750%	03/15/2018	03/15/15 @ 102	891,703
1,575,000	Frontier Communications Corp.	BB-	8.125%	10/01/2018	N/A	1,834,875
6,202,000	Sprint Communications, Inc.(a)	BB+	9.000%	11/15/2018	N/A	7,612,955
1,000,000	T-Mobile USA, Inc.	BB	5.250%	09/01/2018	09/01/15 @ 103	1,060,000
1,400,000	UPC Holding BV (Netherlands)(a)	B	9.875%	04/15/2018	04/15/15 @ 102	1,487,500
1,250,000	Wind Acquisition Finance SA (Luxembourg)(a)	BB	7.250%	02/15/2018	11/15/14 @ 104	1,321,875
2,150,000	Wind Acquisition Finance SA (Luxembourg)(a)	BB	7.250%	02/15/2018	11/15/14 @ 104	2,273,625
						16,482,533

	Transportation - 0.1%
96,000	Quality Distribution, LLC / QD Capital Corp.	B-	9.875%	11/01/2018	11/01/14 @ 105	105,960

	Total Corporate Bonds - 96.2%
	(Cost $182,348,308)					186,536,922

Number
of Shares	Description					Value
	Common Stock - 0.1%
90	CEVA Group(c) (d) (e)					94,195
	(Cost $120,716)

	Preferred Stock - 0.1%
194	CEVA Group(c) (d) (e)	NR				203,910
	(Cost $261,320)

	Exchange Traded Fund - 1.1%
50,000	SPDR Barclays High Yield Bond ETF					2,076,500
	(Cost $2,076,750)

	Total Long-Term Investments - 97.5%
	(Cost $184,807,094)					188,911,527

Number
of Shares	Description					Value
	Investments of Collateral for Securities Loaned - 2.4%
4,750,170	BNY Mellon Securities Lending Overnight Fund, 0.1057%(f) (g)					4,750,170
	(Cost $4,750,170)

	Total Investments - 99.9%
	(Cost $189,557,264)					193,661,697
	Other Assets in excess of Liabilities - 0.1%					146,812
	Net Assets - 100.0%					$ 193,808,509

BV - Limited Liability Company
LLC - Limited Liability Company
LP - Limited Partnership
N/A- Not Applicable
PLC - Public Limited Company
SA - Corporation
ULC - Unlimited Liability Company

*
Ratings shown are per Standard & Poor's Rating Group, Moody's Investor Services, Inc. or Fitch Ratings.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.
(a)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At February 28, 2014 these securities amounted to $64,710,329, which represents 33.4% of net assets.

(b)	Security, or portion thereof, was on loan at February 28, 2014.
(c)	Non-income producing security.
(d)
Security is valued in accordance with Fair Valuation procedures established in good faith by the Board of Trustees. The total market value of such securities is $298,105 which represents 0.2% of net assets.

(e)	Illiquid Security.
(f)	At February 28, 2014, the total market value of the Fund's securities on loan was $4,639,770 and the total market value of the collateral held by the Fund was $4,750,170.
(g)	Interest rate shown reflects yield as of February 28, 2014.

See previously submitted notes to financial statements for the period ended November 30, 2013.

Country Breakdown	% of Long-Term Investments
United States	84.8%
Luxembourg	6.2%
Canada	4.1%
Netherlands	1.9%
Ireland	1.7%
Bermuda	0.8%
United Kingdom	0.3%
Puerto Rico	0.2%

Subject to change daily.

At February 28, 2014, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$189,566,258	$4,414,108	$(318,669)	$4,095,439

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and ask prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). A valuation committee consisting of representatives from investment management, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Fund and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, unchanged priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Board of Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs as described above. The fair value estimates for the Level 3 securities are determined in accordance with the Trust's valuation procedures. The Fund did not have any Level 3 securities at February 28, 2014.

Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of February 28, 2014:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$-	$186,537	$-	$186,537
Common Stocks	-	94	-	94
Preferred Stocks	-	204	-	204
Exchange Traded Fund	2,077	-	-	2,077
Investments of Collateral for Securities Loaned	4,750	-	-	4,750
Total	$6,827	$186,835	$-	$193,662

During the nine months ended February 28, 2014, there were no transfers between levels.

BSJJ Guggenheim BulletShares 2019 High Yield Corporate Bond ETF
Portfolio of Investments
February 28, 2014 (unaudited)

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Corporate Bonds - 97.7%
	Airlines - 0.7%
$200,000	Air Canada (Canada)(a)	BB-	6.750%	10/01/2019	10/01/16 @ 103	$ 214,250

	Auto Parts & Equipment - 2.1%
200,000	American Axle & Manufacturing, Inc.	B+	5.125%	02/15/2019	11/15/15 @ 103	209,500
200,000	American Axle & Manufacturing, Inc.	B+	7.750%	11/15/2019	N/A	231,500
200,000	Visteon Corp.	B+	6.750%	04/15/2019	04/15/15 @ 103	211,250
						652,250

	Banks - 3.2%
700,000	CIT Group, Inc.(a)	BB-	5.500%	02/15/2019	N/A	763,875
200,000	Synovus Financial Corp.	BB-	7.875%	02/15/2019	N/A	228,000
						991,875

	Chemicals - 0.3%
100,000	Kraton Polymers, LLC / Kraton Polymers Capital Corp.	B	6.750%	03/01/2019	03/01/15 @ 103	106,875

	Coal - 0.3%
100,000	SunCoke Energy, Inc.	B+	7.625%	08/01/2019	08/01/14 @ 106	108,000

	Commercial Services - 6.8%
400,000	APX Group, Inc.	B	6.375%	12/01/2019	12/01/15 @ 105	414,500
250,000	Envision Healthcare Corp.	B-	8.125%	06/01/2019	06/01/14 @ 106	269,219
200,000	Great Lakes Dredge & Dock Corp.	B-	7.375%	02/01/2019	02/01/15 @ 104	210,000
700,000	Laureate Education, Inc.(a)	CCC+	9.250%	09/01/2019	09/01/15 @ 107	752,500
100,000	PHH Corp.	BB-	7.375%	09/01/2019	N/A	109,500
200,000	RR Donnelley & Sons Co.	BB-	8.250%	03/15/2019	N/A	234,500
140,000	Stewart Enterprises, Inc.	BB	6.500%	04/15/2019	04/15/15 @ 103	147,770
						2,137,989

	Computers - 3.1%
302,000	Dell, Inc.(b)	B+	5.875%	06/15/2019	N/A	315,590
600,000	SunGard Data Systems, Inc.	B-	6.625%	11/01/2019	11/01/15 @ 103	644,250
						959,840

	Diversified Financial Services - 2.1%
200,000	Aircastle Ltd. (Bermuda)	BB+	6.250%	12/01/2019	N/A	219,000
400,000	E*TRADE Financial Corp.	B-	6.375%	11/15/2019	11/15/15 @ 105	436,000
						655,000

	Electric - 0.4%
131,000	NRG Energy, Inc.	BB-	7.625%	05/15/2019	05/15/14 @ 104	137,550

	Electrical Components & Equipment - 0.9%
250,000	Anixter, Inc.	BB	5.625%	05/01/2019	N/A	268,750

	Electronics - 2.0%
200,000	Rexel SA (France)(a)	BB	6.125%	12/15/2019	12/15/15 @ 103	212,000
200,000	Sanmina Corp.(a)	B+	7.000%	05/15/2019	05/15/14 @ 105	213,000
200,000	Viasystems, Inc.(a)	BB-	7.875%	05/01/2019	05/01/15 @ 106	215,750
						640,750

	Entertainment - 1.7%
100,000	Carmike Cinemas, Inc.	B	7.375%	05/15/2019	05/15/15 @ 106	109,750
100,000	Isle of Capri Casinos, Inc.	B+	7.750%	03/15/2019	03/15/15 @ 104	109,125
100,000	Speedway Motorsports, Inc.	BB-	6.750%	02/01/2019	02/01/15 @ 103	106,500
200,000	Vail Resorts, Inc.	BB	6.500%	05/01/2019	05/01/14 @ 105	211,375
						536,750

	Environmental Control - 0.7%
200,000	Casella Waste Systems, Inc.	CCC	7.750%	02/15/2019	02/15/15 @ 104	207,000

	Food - 1.0%
100,000	Big Heart Pet Brands	CCC+	7.625%	02/15/2019	02/15/15 @ 102	104,250
200,000	Dole Food Co., Inc.(a)	CCC+	7.250%	05/01/2019	11/01/15 @ 104	203,250
						307,500

	Forest Products & Paper - 0.8%
240,000	Unifrax I, LLC / Unifrax Holding Co.(a)	B-	7.500%	02/15/2019	02/15/15 @ 104	256,800

	Health Care Products - 0.4%
121,000	Teleflex, Inc.	BB-	6.875%	06/01/2019	06/01/15 @ 103	129,168

	Health Care Services - 5.5%
500,000	Fresenius Medical Care US Finance II, Inc.(a)	BB+	5.625%	07/31/2019	N/A	541,250
500,000	HCA, Inc.	BB	8.500%	04/15/2019	04/15/15 @ 103	525,750
300,000	IASIS Healthcare, LLC / IASIS Capital Corp.	CCC+	8.375%	05/15/2019	05/15/14 @ 106	322,500
300,000	Kindred Healthcare, Inc.	B-	8.250%	06/01/2019	06/01/14 @ 106	324,750
						1,714,250

	Holding Companies-Diversified - 1.0%
300,000	Harbinger Group, Inc.	B	7.875%	07/15/2019	01/15/16 @ 106	327,000

	Home Builders - 0.3%
100,000	Beazer Homes USA, Inc.	CCC	9.125%	05/15/2019	11/15/14 @ 105	108,375

	Iron & Steel - 2.0%
500,000	ArcelorMittal (Luxembourg)	BB+	10.350%	06/01/2019	N/A	638,125

	Leisure Time - 2.5%
200,000	Carlson Wagonlit BV (Netherlands)(a)	B+	6.875%	06/15/2019	06/15/15 @ 105	215,000
500,000	Sabre GLBL, Inc.(a)	B	8.500%	05/15/2019	05/15/15 @ 106	558,750
						773,750

	Lodging - 1.8%
200,000	Felcor Lodging, LP	B-	6.750%	06/01/2019	06/01/15 @ 103	216,000
300,000	MGM Resorts International	B+	8.625%	02/01/2019	N/A	360,000
						576,000

	Machinery-Diversified - 0.7%
200,000	Cleaver-Brooks, Inc.(a)	B	8.750%	12/15/2019	12/15/15 @ 107	223,000

	Media - 10.2%
500,000	CCO Holdings LLC/Capital Corp.	BB-	7.000%	01/15/2019	01/15/15 @ 104	530,625
400,000	Clear Channel Communications, Inc.	CCC+	9.000%	12/15/2019	07/15/15 @ 105	422,000
300,000	CSC Holdings, LLC	BB	8.625%	02/15/2019	N/A	361,500
200,000	Cumulus Media Holdings, Inc.	CCC+	7.750%	05/01/2019	05/01/15 @ 104	217,000
700,000	DISH DBS Corp.	BB-	7.875%	09/01/2019	N/A	824,250
200,000	Gannett Co., Inc.(a)	BB	5.125%	10/15/2019	10/15/16 @ 103	210,500
200,000	Ono Finance II PLC (Ireland)(a)	B-	10.875%	07/15/2019	01/15/15 @ 105	222,000
300,000	Starz, LLC / Starz Finance Corp.	BB	5.000%	09/15/2019	09/15/15 @ 103	313,125
100,000	Townsquare Radio, LLC / Townsquare Radio, Inc.(a)	B	9.000%	04/01/2019	04/01/15 @ 107	111,250
						3,212,250

	Mining - 2.7%
200,000	First Quantum Minerals Ltd. (Canada)(a)	B+	7.250%	10/15/2019	10/15/15 @ 105	211,000
225,000	KGHM International Ltd. (Canada)(a)	BB-	7.750%	06/15/2019	06/15/15 @ 104	239,063
400,000	Vedanta Resources PLC (United Kingdom)(a)	BB	6.000%	01/31/2019	N/A	397,500
						847,563

	Miscellaneous Manufacturing - 3.0%
200,000	LSB Industries, Inc.(a)	B+	7.750%	08/01/2019	08/01/16 @ 104	215,500
300,000	Polymer Group, Inc.	B-	7.750%	02/01/2019	02/01/15 @ 104	322,125
400,000	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc. (Luxembourg)(a)	B	8.750%	02/01/2019	08/01/16 @ 102	418,000
						955,625

	Oil & Gas - 16.0%
195,000	Antero Resources Finance	BB-	7.250%	08/01/2019	08/01/14 @ 105	210,600
300,000	Chesapeake Oilfield Operating, LLC / Chesapeake Oilfield Finance, Inc.	BB-	6.625%	11/15/2019	11/15/15 @ 103	319,500
200,000	Clayton Williams Energy, Inc.	B-	7.750%	04/01/2019	04/01/15 @ 104	212,000
207,000	Comstock Resources, Inc.	B-	7.750%	04/01/2019	04/01/15 @ 104	222,525
194,000	Energy XXI Gulf Coast, Inc.	B+	7.750%	06/15/2019	06/15/15 @ 104	209,520
200,000	EV Energy Partners, LP / EV Energy Finance Corp.	B-	8.000%	04/15/2019	04/15/15 @ 104	207,000
253,000	Forest Oil Corp.(b)	CCC	7.250%	06/15/2019	06/15/14 @ 101	218,845
200,000	Goodrich Petroleum Corp.(b)	CCC	8.875%	03/15/2019	03/15/15 @ 104	207,000
300,000	Linn Energy, LLC / Linn Energy Finance Corp.	B+	6.500%	05/15/2019	05/15/15 @ 103	314,250
850,000	Linn Energy, LLC / Linn Energy Finance Corp.(a)	B+	7.250%	11/01/2019	11/01/15 @ 103	890,375
200,000	Penn Virginia Corp.	B-	7.250%	04/15/2019	04/15/15 @ 104	209,500
200,000	Quicksilver Resources, Inc.(b)	CCC-	9.125%	08/15/2019	08/15/14 @ 105	204,500
200,000	Quicksilver Resources, Inc.(a)	CCC-	11.000%	07/01/2021	07/01/19 @ 102	220,000
200,000	Range Resources Corp.	BB	8.000%	05/15/2019	05/15/14 @ 104	211,000
140,000	SM Energy Co.	BB-	6.625%	02/15/2019	02/15/15 @ 103	150,850
309,000	W&T Offshore, Inc.	B	8.500%	06/15/2019	06/15/15 @ 104	336,037
650,000	Whiting Petroleum Corp.	BB+	5.000%	03/15/2019	12/15/18 @ 100	690,625
						5,034,127

	Oil & Gas Services - 2.5%
300,000	Basic Energy Services, Inc.	B+	7.750%	02/15/2019	02/15/15 @ 104	321,750
128,000	Forbes Energy Services Ltd.	B	9.000%	06/15/2019	06/15/15 @ 105	126,080
200,000	Oil States International, Inc.	BB+	6.500%	06/01/2019	06/01/14 @ 105	212,000
100,000	SEACOR Holdings, Inc.	BB-	7.375%	10/01/2019	N/A	110,500
						770,330

	Packaging & Containers - 0.7%
200,000	Greif, Inc.	BB-	7.750%	08/01/2019	N/A	229,000

	Pipelines - 2.4%
450,000	Eagle Rock Energy Partners, LP / Eagle Rock Energy Finance Corp.	B	8.375%	06/01/2019	06/01/15 @ 104	490,500
250,000	NGPL PipeCo, LLC(a) (b)	B-	9.625%	06/01/2019	06/01/15 @ 107	270,625
						761,125

	Retail - 2.2%
100,000	Brown Shoe Co., Inc.	B+	7.125%	05/15/2019	05/15/14 @ 105	106,500
200,000	Jo-Ann Stores, Inc.(a)	CCC+	8.125%	03/15/2019	03/15/15 @ 102	208,750
300,000	L Brands, Inc.	BB+	8.500%	06/15/2019	N/A	365,250
						680,500

	Software - 2.4%
500,000	First Data Corp.(a)	B+	7.375%	06/15/2019	06/15/15 @ 104	543,125
200,000	Sophia, LP / Sophia Finance, Inc.(a)	CCC+	9.750%	01/15/2019	01/15/15 @ 107	223,000
						766,125

	Storage & Warehousing - 1.4%
400,000	Algeco Scotsman Global Finance PLC (United Kingdom)(a)	CCC+	10.750%	10/15/2019	10/15/16 @ 105	442,000

	Telecommunications - 13.9%
600,000	Avaya, Inc.(a)	B	7.000%	04/01/2019	04/01/15 @ 104	598,500
300,000	Avaya, Inc.(a)	B	9.000%	04/01/2019	04/01/15 @ 105	313,500
200,000	CenturyLink, Inc., Series Q	BB	6.150%	09/15/2019	N/A	216,000
200,000	Frontier Communications Corp.	BB-	7.125%	03/15/2019	N/A	222,000
200,000	GCI, Inc.	B+	8.625%	11/15/2019	11/15/14 @ 104	216,000
400,000	Hughes Satellite Systems Corp.	B+	6.500%	06/15/2019	N/A	441,000
400,000	Nokia OYJ (Finland)	B+	5.375%	05/15/2019	N/A	428,000
300,000	SBA Communications Corp.	B	5.625%	10/01/2019	10/01/16 @ 103	315,750
194,000	SBA Telecommunications, Inc.	B+	8.250%	08/15/2019	08/15/14 @ 104	207,822
600,000	Sprint Capital Corp.	BB-	6.900%	05/01/2019	N/A	663,000
500,000	T-Mobile USA, Inc.	BB	6.464%	04/28/2019	04/28/15 @ 103	535,000
200,000	VimpelCom Holdings BV (Netherlands)(a)	BB	5.200%	02/13/2019	N/A	200,500
						4,357,072

	Total Corporate Bonds - 97.7%
	(Cost $30,309,703)					30,726,564

	Investments of Collateral for Securities Loaned - 2.4%
764,328	BNY Mellon Securities Lending Overnight Fund, 0.1057%(c) (d)					764,328
	(Cost $764,328)

	Total Investments - 100.1%
	(Cost $31,074,031)					31,490,892
	Liabilities in excess of Other Assets - (0.1%)					(42,695)
	Net Assets - 100.0%					$ 31,448,197

BV - Limited Liability Company
LLC - Limited Liability Company
LP - Limited Partnership
N/A- Not Applicable
OYJ - Publicly Traded Company
PLC - Public Limited Company
SA - Corporation
SCA - Limited Liability Partnership

*
Ratings shown are per Standard & Poor's Rating Group, Moody's Investor Services, Inc. or Fitch Ratings.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.
(a)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At February 28, 2014, these securities amounted to $10,304,613, which represents 32.8% of net assets.

(b)	Security, or portion thereof, was on loan at February 28, 2014.
(c)	At February 28, 2014, the total market value of the Fund's securities on loan was $746,772 and the total market value of the collateral held by the Fund was $764,328.
(d)	Interest rate shown reflects yield as of February 28, 2014.

% of Corporate
Country Breakdown	Bonds
United States	86.8%
Luxembourg	3.4%
United Kingdom	2.7%
Canada	2.2%
Finland	1.4%
Netherlands	1.4%
Ireland	0.7%
Bermuda	0.7%
France	0.7%
Subject to change daily.

See previously submitted notes to financial statements for the period ended November 30, 2013.

At February 28, 2014 the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$31,074,031	$453,821	$(36,960)	$416,861

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange ("NYSE") on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and ask prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security's fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). A valuation committee consisting of representatives from investment management, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Fund and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, unchanged priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the
Board of Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi)
information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g.
discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs. The fair value value estimates for Level 3 securities are determined in accordance with the Fund's valuation procedures. The Fund did not have any Level 3 securities at February 28, 2014.

Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of February 28, 2014.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$-	$30,727	$-	$30,727
Investments of Collateral for Securities Loaned	764	-	-	764
Total	$764	$30,727	$-	$31,491

During the nine months ended February 28, 2014, there were no transfers between levels.

BSJK Guggenheim BulletShares 2020 High Yield Corporate Bond ETF
Portfolio of Investments
February 28, 2014 (unaudited)

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Corporate Bonds - 97.5%
	Advertising - 0.6%
$100,000	MDC Partners, Inc. (Canada)(a)	B-	6.750%	04/01/2020	04/01/16 @ 103	$ 107,250

	Aerospace & Defense - 0.5%
100,000	TransDigm, Inc.	CCC+	5.500%	10/15/2020	10/15/15 @ 104	101,750

	Auto Parts & Equipment - 1.9%
200,000	Goodyear Tire & Rubber Co.	B+	8.750%	08/15/2020	N/A	237,000
100,000	Titan International, Inc.(a)	B+	6.875%	10/01/2020	10/01/16 @ 105	106,250
						343,250

	Banks - 3.2%
200,000	Ally Financial, Inc.	BB	8.000%	03/15/2020	N/A	248,500
200,000	Ally Financial, Inc.	BB	7.500%	09/15/2020	N/A	242,750
100,000	CIT Group, Inc.	BB-	5.375%	05/15/2020	N/A	108,500
						599,750

	Building Materials - 1.1%
200,000	Norbord, Inc. (Canada)(a)	BB-	5.375%	12/01/2020	N/A	202,500

	Chemicals - 5.8%
200,000	Hexion US Finance Corp.	B-	6.625%	04/15/2020	04/15/15 @ 105	207,750
200,000	Ineos Finance PLC (United Kingdom)(a)	BB-	7.500%	05/01/2020	05/01/15 @ 106	220,750
200,000	Rockwood Specialties Group, Inc.	BB+	4.625%	10/15/2020	10/15/15 @ 103	208,500
300,000	TPC Group, Inc.(a)	B	8.750%	12/15/2020	12/15/16 @ 104	325,500
100,000	Tronox Finance, LLC	BB-	6.375%	08/15/2020	08/15/15 @ 105	103,250
						1,065,750

	Commercial Services - 5.8%
200,000	FTI Consulting, Inc.	BB	6.750%	10/01/2020	10/01/15 @ 103	218,500
200,000	Hertz Corp.	B	5.875%	10/15/2020	10/15/15 @ 104	213,000
100,000	RR Donnelley & Sons Co.	BB-	7.625%	06/15/2020	N/A	113,750
200,000	Service Corp. International	BB-	4.500%	11/15/2020	11/15/15 @ 103	197,000
200,000	ServiceMaster Co.	CCC+	8.000%	02/15/2020	02/15/15 @ 106	214,500
100,000	ServiceMaster Co.	CCC+	7.000%	08/15/2020	08/15/15 @ 105	104,250
						1,061,000

	Diversified Financial Services - 4.0%
200,000	Jefferies Finance, LLC / JFIN Co-Issuer Corp.(a)	B+	7.375%	04/01/2020	04/01/16 @ 106	212,500
200,000	Jefferies LoanCore, LLC / JLC Finance Corp.(a)	B	6.875%	06/01/2020	06/01/16 @ 105	205,000
100,000	Nationstar Mortgage, LLC / Nationstar Capital Corp.	B+	7.875%	10/01/2020	10/01/16 @ 104	101,750
200,000	Neuberger Berman Group, LLC / Neuberger Berman Finance Corp.(a)	BB+	5.625%	03/15/2020	03/15/15 @ 104	211,500
						730,750

	Electric - 0.6%
100,000	AES Corp.	BB-	8.000%	06/01/2020	N/A	118,000

	Electrical Components & Equipment - 0.5%
100,000	GrafTech International Ltd.	BB+	6.375%	11/15/2020	11/15/16 @ 103	103,250

	Entertainment - 1.4%
100,000	DreamWorks Animation SKG, Inc.(a)	B	6.875%	08/15/2020	08/15/16 @ 105	107,750
40,000	Isle of Capri Casinos, Inc.	CCC+	8.875%	06/15/2020	06/15/16 @ 104	43,700
100,000	Scientific Games International, Inc.	B	6.250%	09/01/2020	09/01/15 @ 105	106,000
						257,450

	Food - 4.4%
100,000	ARAMARK Corp.(a)	BB-	5.750%	03/15/2020	03/15/15 @ 104	106,000
100,000	FAGE Dairy Industry SA / FAGE USA Dairy Industry, Inc. (Greece)(a)	B	9.875%	02/01/2020	02/01/15 @ 105	106,750
400,000	Hawk Acquisition Sub, Inc.(a)	BB-	4.250%	10/15/2020	04/15/15 @ 102	400,000
100,000	JBS USA, LLC / JBS USA Finance, Inc.(a)	BB	8.250%	02/01/2020	02/01/15 @ 106	110,000
90,000	Wells Enterprises, Inc.(a)	B+	6.750%	02/01/2020	02/01/16 @ 105	93,262
						816,012

	Health Care Products - 3.4%
200,000	Biomet, Inc.	B-	6.500%	08/01/2020	08/01/15 @ 105	216,750
200,000	Biomet, Inc.	B-	6.500%	10/01/2020	10/01/15 @ 103	214,250
178,000	Hologic, Inc.	BB	6.250%	08/01/2020	08/01/15 @ 103	190,015
						621,015

	Health Care Services - 8.2%
100,000	Amsurg Corp.	B	5.625%	11/30/2020	11/30/15 @ 104	105,750
100,000	CHS/Community Health Systems, Inc.	B-	7.125%	07/15/2020	07/15/16 @ 104	109,375
165,000	Davita, Inc.	B	6.625%	11/01/2020	11/01/14 @ 105	177,994
300,000	HCA, Inc.	BB	6.500%	02/15/2020	N/A	339,375
200,000	HCA, Inc.	BB	7.250%	09/15/2020	03/15/15 @ 104	218,000
115,000	LifePoint Hospitals, Inc.	BB-	6.625%	10/01/2020	10/01/15 @ 103	125,350
100,000	Tenet Healthcare Corp.	CCC+	6.750%	02/01/2020	N/A	107,125
100,000	Tenet Healthcare Corp.	B+	4.750%	06/01/2020	N/A	103,250
200,000	Tenet Healthcare Corp.(a)	B+	6.000%	10/01/2020	N/A	215,375
						1,501,594

	Home Builders - 3.0%
200,000	Brookfield Residential Properties, Inc. (Canada)(a)	BB-	6.500%	12/15/2020	12/15/15 @ 105	213,500
100,000	Meritage Homes Corp.	B+	7.150%	04/15/2020	N/A	111,500
200,000	Taylor Morrison Communities, Inc. / Monarch Communities, Inc.(a)	BB-	7.750%	04/15/2020	04/15/15 @ 106	221,500
						546,500

	Household Products & Housewares - 1.7%
300,000	Reynolds Group Issuer, Inc.	B+	5.750%	10/15/2020	10/15/15 @ 104	315,000

	Insurance - 0.6%
100,000	CNO Financial Group, Inc.(a)	BB	6.375%	10/01/2020	10/01/15 @ 105	107,000

	Internet - 0.5%
100,000	Equinix, Inc.	BB	4.875%	04/01/2020	04/01/17 @ 102	102,125

	Iron & Steel - 2.8%
200,000	AK Steel Corp.	B-	7.625%	05/15/2020	05/15/15 @ 104	199,000
200,000	ArcelorMittal (Luxembourg)	BB+	5.750%	08/05/2020	N/A	215,000
100,000	U.S. Steel Corp.(b)	BB-	7.375%	04/01/2020	N/A	109,750
						523,750

	Lodging - 1.8%
100,000	MGM Resorts International	B+	5.250%	03/31/2020	N/A	103,250
200,000	MGM Resorts International	B+	6.750%	10/01/2020	N/A	221,500
						324,750

	Machinery-Construction & Mining - 0.6%
100,000	Terex Corp.	BB-	6.500%	04/01/2020	04/01/16 @ 103	108,750

	Machinery-Diversified - 0.6%
100,000	Briggs & Stratton Corp.	BB	6.875%	12/15/2020	N/A	111,500

	Media - 5.7%
100,000	Cablevision Systems Corp.	B	8.000%	04/15/2020	N/A	118,250
100,000	Cequel Communications Holdings I, LLC / Cequel Capital Corp.(a)	B-	6.375%	09/15/2020	09/15/15 @ 105	106,250
200,000	DISH DBS Corp.	BB-	5.125%	05/01/2020	N/A	207,500
200,000	Gannett Co., Inc.(a)	BB	5.125%	07/15/2020	07/15/16 @ 104	207,000
100,000	Nielsen Finance, LLC / Nielsen Finance Co.	BB	4.500%	10/01/2020	10/01/16 @ 102	101,750
100,000	Sirius XM Holdings, Inc.(a)	BB	4.250%	05/15/2020	05/15/16 @ 102	98,000
200,000	Sirius XM Holdings, Inc.(a)	BB	5.875%	10/01/2020	10/01/16 @ 103	211,000
						1,049,750

	Mining - 1.1%
200,000	Eldorado Gold Corp. (Canada)(a)	BB	6.125%	12/15/2020	12/15/16 @ 103	197,500

	Miscellaneous Manufacturing - 1.2%
200,000	Bombardier, Inc. (Canada)(a)	BB-	7.750%	03/15/2020	N/A	224,500

	Oil & Gas - 6.4%
100,000	Antero Resources Finance Corp.	BB-	6.000%	12/01/2020	12/01/15 @ 105	107,250
40,000	Berry Petroleum Co., LLC	BB-	6.750%	11/01/2020	11/01/15 @ 103	42,500
100,000	BreitBurn Energy Partners, LP / BreitBurn Finance Corp.	B-	8.625%	10/15/2020	10/15/15 @ 104	108,750
200,000	Legacy Reserves, LP / Legacy Reserves Finance Corp.	B-	8.000%	12/01/2020	12/01/16 @ 104	213,000
50,000	Midstates Petroleum Co., Inc. / Midstates Petroleum Co., LLC	B-	10.750%	10/01/2020	10/01/16 @ 105	55,125
100,000	Pacific Drilling SA (Luxembourg)(a)	B+	5.375%	06/01/2020	06/01/16 @ 104	101,750
142,000	PBF Holding Co., LLC / PBF Finance Corp.	BB+	8.250%	02/15/2020	02/15/16 @ 104	156,555
154,000	Penn Virginia Corp.	B-	8.500%	05/01/2020	05/01/17 @ 104	170,170
200,000	SandRidge Energy, Inc.	B-	8.750%	01/15/2020	01/15/15 @ 104	217,500
						1,172,600

	Oil & Gas Services - 1.7%
200,000	Hiland Partners, LP / Hiland Partners Finance Corp.(a)	B-	7.250%	10/01/2020	10/01/16 @ 104	217,000
100,000	Hornbeck Offshore Services, Inc.	BB-	5.875%	04/01/2020	04/01/16 @ 103	104,500
						321,500

	Packaging & Containers - 2.0%
35,294	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (Ireland)(a)	Caa1	7.000%	11/15/2020	11/15/16 @ 104	36,706
200,000	Sealed Air Corp.(a)	BB	6.500%	12/01/2020	09/01/20 @ 100	222,250
100,000	Silgan Holdings, Inc.	BB-	5.000%	04/01/2020	04/01/16 @ 103	102,500
						361,456

	Pharmaceuticals - 2.7%
147,000	Valeant Pharmaceuticals International(a)	B	7.000%	10/01/2020	10/01/15 @ 104	161,149
300,000	Valeant Pharmaceuticals International(a)	B	6.375%	10/15/2020	10/15/16 @ 103	329,250
						490,399

	Pipelines - 5.3%
100,000	Atlas Pipeline Partners, LP / Atlas Pipeline Finance Corp.	B+	6.625%	10/01/2020	10/01/16 @ 103	107,500
200,000	Crestwood Midstream Partners, LP / Crestwood Midstream Finance Corp.	BB	6.000%	12/15/2020	12/15/16 @ 103	211,500
200,000	Energy Transfer Equity, LP	BB	7.500%	10/15/2020	N/A	229,500
200,000	Regency Energy Partners, LP / Regency Energy Finance Corp.	BB	5.750%	09/01/2020	06/01/20 @ 100	210,500
200,000	Tesoro Logistics, LP / Tesoro Logistics Finance Corp.	BB-	5.875%	10/01/2020	10/01/16 @ 103	210,000
						969,000

	Retail - 1.2%
100,000	L Brands, Inc.	BB+	7.000%	05/01/2020	N/A	114,750
100,000	Suburban Propane Partners, LP/Suburban Energy Finance Corp.	BB-	7.375%	03/15/2020	03/15/15 @ 104	108,000
						222,750

	Semiconductors - 1.1%
200,000	Advanced Micro Devices, Inc.(b)	B	7.750%	08/01/2020	08/01/15 @ 104	207,500

	Software - 2.3%
100,000	First Data Corp.(a)	B+	6.750%	11/01/2020	11/01/15 @ 105	108,500
200,000	IMS Health, Inc.(a)	B	6.000%	11/01/2020	11/01/15 @ 103	214,500
100,000	Nuance Communications, Inc.(a)	BB-	5.375%	08/15/2020	08/15/16 @ 103	100,750
						423,750

	Telecommunications - 12.7%
200,000	Alcatel-Lucent USA, Inc.(a)	CCC+	6.750%	11/15/2020	11/15/16 @ 103	214,000
200,000	CenturyLink, Inc., Series V	BB	5.625%	04/01/2020	N/A	210,000
200,000	Frontier Communications Corp.	BB-	8.500%	04/15/2020	N/A	232,000
100,000	Level 3 Financing, Inc.	CCC+	7.000%	06/01/2020	06/01/16 @ 104	109,500
200,000	MetroPCS Wireless, Inc.	BB	6.625%	11/15/2020	11/15/15 @ 103	215,250
100,000	SBA Telecommunications, Inc.	B+	5.750%	07/15/2020	07/15/16 @ 103	105,750
200,000	SoftBank Corp. (Japan)(a)	BB+	4.500%	04/15/2020	N/A	202,250
100,000	Sprint Communications, Inc.(a)	BB+	7.000%	03/01/2020	N/A	116,000
300,000	Sprint Communications, Inc.	BB-	7.000%	08/15/2020	N/A	329,250
207,000	T-Mobile USA, Inc.	BB	6.542%	04/28/2020	04/28/16 @ 103	224,854
200,000	ViaSat, Inc.	B-	6.875%	06/15/2020	06/15/16 @ 103	213,750
148,000	Windstream Corp.	B	7.750%	10/15/2020	10/15/15 @ 104	159,840
						2,332,444

	Transportation - 1.1%
180,000	CHC Helicopter SA (Luxembourg)	B+	9.250%	10/15/2020	10/15/15 @ 105	197,154

	Total Corporate Bonds - 97.5%
	(Cost $17,559,293)					17,938,999

Number
of Shares	Description					Value
	Investments of Collateral for Securities Loaned - 0.9%
166,200	BNY Mellon Securities Lending Overnight Fund, 0.1057%(c) (d)					166,200
	(Cost $166,200)

	Total Investments - 98.4%
	(Cost $17,725,493)					18,105,199
	Other Assets in excess of Liabilities - 1.6%					293,650
	Net Assets - 100.0%					$ 18,398,849

LLC - Limited Liability Company
LP - Limited Partnership
N/A- Not Applicable
PLC - Public Limited Company
SA - Corporation

*
Ratings shown are per Standard & Poor's Rating Group, Moody's Investor Services, Inc. or Fitch Ratings.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.

(a)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At February 28, 2014 these securities amounted to $6,340,742, which represents 34.5% of net assets.

(b)	Security, or portion thereof, was on loan at February 28, 2014.

(c)	At February 28, 2014, the total market value of the Fund's securities on loan was $161,941 and the total market value of the collateral held by the Fund was $166,200.

(d)	Interest rate shown reflects yield as of February 28, 2014.

Country Breakdown	% of Corporate Bonds
United States	88.7%
Canada	5.3%
Luxembourg	2.9%
United Kingdom	1.2%
Japan	1.1%
Greece	0.6%
Ireland	0.2%

Subject to change daily.

See previously submitted notes to financial statements for the period ended November 30, 2013.

BSJK | Guggenheim BulletShares 2020 High Yield Corporate Bond ETF

At February 28, 2014, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$17,725,493	$391,850	$(12,144)	$379,706

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and ask prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). A valuation committee consisting of representatives from investment management, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Funds and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, unchanged priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Board of Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs as described above. The fair value estimates for the Level 3 securities are determined in accordance with the Trust’s valuation procedures.  The Fund did not have any Level 3 securities at February 28, 2014.

Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of February 28, 2014.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$-	17,939	$-	$17,939
Investments of Collateral for Securities Loaned	166	-	-	166
Total	$166	$17,939	$-	$18,105

During the period ended February 28, 2014, there were no transfers between levels.

GIY Guggenheim Enhanced Core Bond ETF
Portfolio of Investments
February 28, 2014 (unaudited)

Principal
Amount	Description	Rating*	Coupon	Maturity	Value
	Corporate Bonds - 19.9%
	Banks - 6.8%
$40,000	Bank of America Corp.	A-	7.625%	06/01/2019	$ 49,879
50,000	Citigroup, Inc.	A-	8.125%	07/15/2039	72,962
50,000	City National Corp.	BBB+	5.250%	09/15/2020	56,524
50,000	Goldman Sachs Group, Inc., Series GMTN	A-	5.375%	03/15/2020	56,396
40,000	JPMorgan Chase & Co.	A	4.750%	03/01/2015	41,636
50,000	Morgan Stanley, Series GMTN	A-	7.300%	05/13/2019	61,372
					338,769

	Biotechnology - 0.9%
40,000	Biogen Idec, Inc.	A-	6.875%	03/01/2018	47,480

	Building Materials - 0.2%
9,000	Owens Corning	BBB-	6.500%	12/01/2016	10,015

	Diversified Financial Services - 0.8%
40,000	American Express Co.	BBB+	7.250%	05/20/2014	40,573

	Electric - 1.0%
50,000	Constellation Energy Group, Inc.	BBB-	4.550%	06/15/2015	52,313

	Insurance - 5.5%
50,000	ACE INA Holdings, Inc.	A	2.600%	11/23/2015	51,661
40,000	American Financial Group, Inc.	BBB+	9.875%	06/15/2019	52,139
50,000	Axis Specialty Finance, LLC	A-	5.875%	06/01/2020	56,851
50,000	Chubb Corp.	A+	5.750%	05/15/2018	58,082
50,000	PartnerRe Finance A, LLC	A-	6.875%	06/01/2018	57,727
					276,460

	Media - 2.1%
40,000	CBS Corp.	BBB	8.875%	05/15/2019	51,654
50,000	Time Warner, Inc.	BBB	4.750%	03/29/2021	55,082
					106,736

	Oil & Gas - 1.0%
40,000	EQT Corp.	BBB	8.125%	06/01/2019	49,176

	Pipelines - 1.2%
50,000	ONEOK, Inc.	BB+	5.200%	06/15/2015	53,002
6,000	Williams Cos., Inc.	BBB-	8.750%	03/15/2032	7,197
					60,199

	Retail - 0.4%
19,000	Macy's Retail Holdings, Inc.	BBB+	7.875%	07/15/2015	20,769

	Total Corporate Bonds - 19.9%
	(Cost $933,464)				1,002,490

	U.S. Government Agency Securities - 8.8%
400,000	Freddie Mac	AA+	5.250%	04/18/2016	441,334
	(Cost $429,583)

	U.S. Treasury Securities - 70.3%
650,000	U.S. Treasury Bill(a)	NR	0.000%	03/06/2014	649,999
2,100,000	U.S. Treasury Bill(a)	NR	0.000%	03/13/2014	2,099,998
200,000	U.S. Treasury Note/Bond	NR	4.250%	11/15/2040	225,719
600,000	U.S. Treasury Note/Bond	NR	3.125%	11/15/2041	553,031
	(Cost $3,600,667)				3,528,747

Number
of Shares	Description				Value
	Money Market - 0.5%
23,240	Dreyfus Treas Prime Cash Management Institutional Shares, 12/31/2049				23,240
	(Cost $23,240)

	Total Investments - 99.5%
	(Cost $4,986,954)				4,995,811
	Other Assets in excess of Liabilities - 0.5%				26,226
	Net Assets - 100.0%				$ 5,022,037

LLC - Limited Liability Company
NR - Not Rated

*
Ratings shown are per Standard & Poor's Rating Group, Moody's Investor Services, Inc. or Fitch Ratings.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  Although not rated, U.S. Treasury Securities have an implied rating of AA+/Aa.   The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

(a)	Zero coupon bond.

The obligations of certain United States Government sponsered entities are neither issued nor guaranteed by the United States Treasury.

See previously submitted notes to financial statements for the period ended November 30, 2013.

At February 28, 2014, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$4,986,954	$88,919	$(80,062)	$8,857

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and ask prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). A valuation committee consisting of representatives from investment management, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Fund and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, unchanged priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Board of Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs as described above. The fair value estimates for the Level 3 securities are determined in accordance with the Trust's valuation procedures. The Fund did not have any Level 3 securities at February 28, 2014.

Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of February 28, 2014:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$-	$1,003	$-	$1,003
U.S. Government Agency Securities	-	441	-	441
U.S. Treasury Securities	-	3,529	-	3,529
Money Market Fund	23	-	-	23
Total	$23	$4,973	$-	$4,996

During the nine months ended February 28, 2014, there were no transfers between levels.

GSY Guggenheim Enhanced Short Duration ETF
Portfolio of Investments
February 28, 2014 (unaudited)

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Corporate Bonds - 24.0%
	Auto Manufacturers - 0.7%
$4,225,000	Daimler Finance North America, LLC(a)	A-	1.300%	07/31/2015	N/A	$4,261,479

	Banking - 1.2%
4,000,000	Citigroup, Inc.(b)	A-	1.199%	07/25/2016	N/A	4,046,996
1,456,000	Garanti Diversified Payment Rights Finance Co., Series 2007-A, Class A1 (Cayman Islands)(b)	BBB+	0.432%	07/09/2017	N/A	1,375,338
1,500,000	Wells Fargo & Co.(b)	A+	1.166%	06/26/2015	N/A	1,516,560
						6,938,894

	Consumer Financials - 0.1%
400,000	American Express Credit Corp.(b)	A-	1.098%	06/24/2014	N/A	401,038

	Diversified Financial Services - 3.6%
3,000,000	Ford Motor Credit Co., LLC	BBB-	3.875%	01/15/2015	N/A	3,083,511
500,000	Ford Motor Credit Co., LLC	BBB-	7.000%	04/15/2015	N/A	534,319
900,000	Ford Motor Credit Co., LLC	BBB-	8.000%	06/01/2014	N/A	916,080
2,000,000	Ford Motor Credit Co., LLC	BBB-	8.700%	10/01/2014	N/A	2,095,130
3,000,000	General Electric Capital Corp.(b)	AA+	1.277%	07/02/2015	N/A	3,035,640
5,250,000	Icahn Enterprises, LP / Icahn Enterprises Finance Corp.(a)	BBB-	3.500%	03/15/2017	N/A	5,328,750
2,200,000	International Lease Finance Corp.(b)	BBB-	2.193%	06/15/2016	N/A	2,228,270
3,220,000	NASDAQ OMX Group, Inc.	BBB	4.000%	01/15/2015	N/A	3,310,501
						20,532,201

	Exploration & Production - 0.9%
1,000,000	Petroleos Mexicanos (Mexico)(b)	BBB+	2.257%	07/18/2018	N/A	1,040,000
3,851,650	RAS Laffan Liquefied Natural Gas Co. Ltd. III (Qatar)(a)	Aa3	5.832%	09/30/2016	N/A	4,121,265
						5,161,265

	Financial Services- 1.6%
2,500,000	Goldman Sachs Group, Inc., Series 1(b)	A-	1.436%	04/30/2018	N/A	2,533,080
3,500,000	JPMorgan Chase & Co., Series GMTN(b)	A	0.854%	02/26/2016	N/A	3,520,688
3,000,000	Morgan Stanley(b)	A-	1.485%	02/25/2016	N/A	3,045,852
						9,099,620

	Food & Beverage - 0.1%
500,000	Anheuser - Busch InBev Worldwide, Inc.(b)	A	0.602%	07/14/2014	N/A	500,625

	Health Care Products - 2.8%
15,700,000	Life Technologies Corp.	BBB	4.400%	03/01/2015	N/A	16,269,816

	Healthcare Facilities- 1.1%
6,100,000	Express Scripts Holding Co.	BBB+	2.100%	02/12/2015	N/A	6,186,541

	Media Non-Cable - 1.7%
5,620,000	DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc.	BBB	3.550%	03/15/2015	N/A	5,780,777
4,038,000	WPP Finance (United Kingdom)	BBB	8.000%	09/15/2014	N/A	4,194,375
						9,975,152

	Metals & Mining - 1.7%
1,450,000	Anglo American Capital PLC (United Kingdom)(a)	BBB	9.375%	04/08/2014	N/A	1,461,282
4,600,000	Glencore Funding, LLC(a) (b)	BBB	1.394%	05/27/2016	N/A	4,589,696
3,550,000	Rio Tinto Finance USA PLC (United Kingdom)(b)	A-	1.084%	06/17/2016	N/A	3,582,596
						9,633,574

	Office & Business Equipment - 1.2%
6,463,000	Xerox Corp.	BBB	4.250%	02/15/2015	N/A	6,680,422

	Property & Casualty Insurance - 0.7%
500,000	Berkshire Hathaway, Inc.(b)	AA	0.936%	08/15/2014	N/A	501,581
1,150,000	Kemper Corp.	BBB-	6.000%	11/30/2015	N/A	1,227,446
2,000,000	XL Group PLC (Cayman Islands)	A-	5.250%	09/15/2014	N/A	2,048,882
						3,777,909

	Real Estate - 0.2%
950,000	WEA Finance, LLC / WT Finance Pty Ltd. (Australia) (a)	A-	5.750%	09/02/2015	N/A	1,019,879

	Real Estate Investment Trusts - 5.2%
8,000,000	American Tower Corp.	BBB-	4.625%	04/01/2015	N/A	8,323,336
2,000,000	ARC Properties Operating Partnership, LP/Clark Acquisition, LLC(a)	BBB-	2.000%	02/06/2017	N/A	2,002,766
10,000,000	HCP, Inc.	BBB+	6.000%	03/01/2015	N/A	10,528,510
1,300,000	Health Care REIT, Inc.	BBB	5.875%	05/15/2015	N/A	1,379,377
6,000,000	Nationwide Health Properties	BBB+	6.000%	05/20/2015	N/A	6,387,144
1,300,000	Realty Income Corp.	BBB+	5.500%	11/15/2015	N/A	1,399,620
						30,020,753

	Retail Staples - 0.3%
2,000,000	Walgreen Co.(b)	BBB	0.744%	03/13/2014	N/A	1,999,970

	Software & Services - 0.4%
2,000,000	CA, Inc.	BBB+	6.125%	12/01/2014	N/A	2,081,622
250,000	Symantec Corp.	BBB	2.750%	09/15/2015	N/A	257,502
						2,339,124

	Trucking & Leasing - 0.5%
3,000,000	Penske Truck Leasing Co., LP / PTL Finance Corp.(a)	BBB-	2.500%	07/11/2014	N/A	3,020,094

	Total Corporate Bonds - 24.0%
	(Cost $137,411,247)					137,818,356

	Asset Backed Securities - 7.8%
	Airlines - 0.2%
1,081,905	ACS Pass-Through Trust, Series 2007-1X, Class G1	A+	0.466%	06/14/2037	N/A	1,023,049

	Collateralized Debt Obligations - 0.7%
76,860	Legg Mason Real Estate CDO Ltd., Series 2006-1x, Class A (Cayman Islands)	BBB+	0.446%	03/25/2038	N/A	75,522
1,000,000	Hewett's Island CDO Ltd. (Cayman Islands)(a) (b)	BBB+	2.492%	06/09/2019	N/A	967,500
1,118,401	Newcastle 2007 CDO Ltd., Series 2007-9A, Class A1 (Cayman Islands)(a) (b)	Aa3	0.416%	05/25/2052	N/A	1,094,914
1,273,722	SRERS Funding Ltd., Series 2011-RS, Class A1B1 (Cayman Islands)(a) (b)	Baa3	0.407%	05/09/2046	N/A	1,161,125
1,000,000	Tricadia CDO 2006-6 Ltd. (Cayman Islands)(a) (b)	BBB+	0.786%	11/05/2041	N/A	931,200
						4,230,261
	Collateralized Loan Obligations - 5.2%
250,000	ALM IV Ltd. (Cayman Islands)(a) (b)	A	2.988%	07/18/2022	N/A	248,100
2,000,000	Black Diamond CLO 2005-1 Delaware Corp. (Cayman Islands)(a) (b)	BBB+	2.145%	06/20/2017	N/A	1,953,400
1,500,000	Black Diamond CLO Ltd.(Luxemburg) (a) (b)	AA	0.626%	04/29/2019	N/A	1,387,942
1,000,000	Cerberus Onshore II CLO, LLC(a) (b)	Aa2	2.947%	10/15/2023	N/A	990,000
600,000	Divcore CLO Ltd., Series 2007-9A, Class A1	Baa3	4.055%	11/15/2032	N/A	597,300
1,124,390	FM Leveraged Capital Fund, Series 2006-2A, Class D (Cayman Islands)(a) (b)	AAA	1.836%	11/15/2020	N/A	1,111,572
750,000	FM Leveraged Capital Fund, Series 2006-2X, Class E (b)	BBB+	3.986%	11/15/2020	N/A	734,775
2,000,000	Garrison Funding Ltd., Series 2013-2X, Class A1T (Cayman Islands) (b)	AAA	2.127%	09/25/2023	N/A	1,989,200
2,500,000	Garrison Funding Ltd., Series 2013-2X, Class A2 (Cayman Islands) (b)	AA	3.727%	09/25/2023	N/A	2,493,250
1,500,000	Goldentree Credit Opportunities Financing Ltd., Series 2012-1X, Class B2 (Cayman Islands) (b)	Aa2	4.243%	09/15/2024	N/A	1,503,750
500,000	Golub Capital Partners Fundings Ltd., Series 2007-1A, Class C (Cayman Islands)(a) (b)	AA+	0.993%	03/15/2022	N/A	461,800
2,000,000	Great Lakes CLO Ltd., Series 2012-1A, Class C (Cayman Islands)(a) (b)	A	4.339%	01/15/2023	N/A	2,018,000
188,503	ICE EM CLO, Series 2007-1A, Class A1D (Ireland) (b)	AAA	0.679%	08/15/2022	N/A	181,773
500,000	ICE EM CLO, Series 2007-1X, Class A2 (Ireland)(a) (b)	AA	0.929%	08/15/2022	N/A	472,500
1,000,000	KKR Financial CLO 2007-1, Series 2007-AX, Class C (Cayman Islands) (b)	A+	2.889%	10/15/2017	N/A	1,000,000
750,000	KKR Financial CLO 2007-1, Series 2007-XD, Class D (Cayman Islands) (b)	A	2.486%	05/15/2021	N/A	721,650
2,000,000	Newstar Trust, Series 2012-2A, Class B(a) (b)	Aa2	3.487%	01/20/2023	N/A	2,004,600
2,000,000	Salus CLO 2012-1 Ltd., Series 2012-1XN, Class A2N (Cayman Islands) (b)	NR	2.491%	03/05/2021	N/A	2,000,000
2,000,000	Salus CLO 2012-1 Ltd., Series 2012-1X, Class B (Cayman Islands) (b)	AA	4.741%	03/05/2021	N/A	2,060,200
2,000,000	Shasta CLO Ltd. (Cayman Islands)(a) (b)	BBB	1.637%	04/20/2021	N/A	1,876,000
750,000	Telos CLO Ltd., Series 2013.3A, Class C (Cayman Islands)(a) (b)	A	3.238%	01/17/2024	N/A	739,575
500,000	Telos CLO Ltd., Series 2013-4X, Class C (Cayman Islands)	A	2.988%	07/17/2024	N/A	487,150
2,500,000	Ticc CLO LLC, Series 2011-1X, Class A (b)	AAA	2.487%	07/25/2021	N/A	2,491,750
						29,524,287

	Other - 1.1%
750,000	ALM IV Ltd., Series 2013-7R2X, Class B (Cayman Islands) (b)	A	2.856%	04/24/2024	N/A	739,688
1,500,000	Coas (Cayman Islands)	NR	3.036%	04/20/2023	N/A	1,494,150
1,000,000	Hla, Series 2012-1x, Class B (Cayman Islands) (b)	A	3.236%	08/15/2023	N/A	995,100
1,000,000	King, Series 2007-4x, Class D (b)	BBB-	1.687%	04/16/2021	N/A	923,300
500,000	Ozlmf, Series 2012-2x, Class B (Cayman Islands) (b)	A	3.486%	10/30/2023	N/A	500,000
1,503,715	Drug Royalty II LP, Series 2012-1, Class A1(a) (b)	BBB	4.239%	01/15/2025	N/A	1,537,549
						6,189,787
	Transportation - 0.6%
767,613	Aircraft Lease Securitization Ltd., Series 2007-1A, Class G3 (Jersey) (b)	A	0.417%	05/10/2032	N/A	740,747
1,096,655	Genesis Funding Ltd, Series 2006-1X, Class G1 (Bermuda) (b)	A-	0.394%	12/19/2032	N/A	1,015,831
1,935,273	Genesis Funding Ltd., Series 2006-1A, Class G1 (Bermuda)(a) (b)	A-	0.394%	12/19/2032	N/A	1,792,644
						3,549,222

	Total Asset Backed Securities - 7.8%
	(Cost $43,976,711)					44,516,606

	Collateralized Mortgage Obligations - 1.8%
	Commercial Mortgage Backed Securities - 1.4%
2,000,000	Boca Hotel Portfolio Trust(a) (b)	BBB-	3.205%	08/15/2026	N/A	2,003,804
957,324	Comm Mortgage Trust(a) (b)	BB	0.905%	06/15/2022	N/A	945,584
1,500,000	Ingim, Series 2011-1x, Class A2 (Cayman Islands)(b)	AA	2.146%	06/22/2021	N/A	1,486,050
1,500,000	Credit Suisse Mortgage Capital Certificates(a) (b)	BBB-	2.405%	02/15/2029	N/A	1,502,476
2,000,000	Motel 6 Trust(a)	BBB-	3.781%	10/05/2025	N/A	2,022,056
						7,959,970

	Residential Mortgage Backed Securities - 0.4%
1,359,747	Accredited Mortgage Loan Trust 2007-1(b)	CCC	0.286%	02/25/2037	N/A	1,271,180
1,220,957	GreenPoint Mortgage Funding Trust, Series 2006-AR1, Class A1A(b)	CCC	0.446%	02/25/2036	N/A	983,153
						2,254,333

	Total Collateralized Mortgage Obligations - 1.8%
	(Cost $10,150,918)					10,214,303

	Term Loans - 3.3%(c)
	Aerospace & Defense - 0.1%
863,475	Doncasters	B	5.500%	04/09/2020	N/A	$ 871,298

	Automotive - 0.2%
992,500	Ti Automotive	BB-	5.500%	03/28/2019	N/A	998,703

	Computers - 0.2%
236,661	Expert	B-	8.500%	04/03/2018	N/A	235,083
700,000	SRA International, Inc.	B	6.500%	07/20/2018	N/A	701,750
						936,833

	Communication Equipment - 0.2%
983,237	Avaya, Inc.	B	4.734%	10/26/2017	N/A	956,758

	Entertainment - 0.1%
398,000	Travelport, LLC	B	6.250%	06/26/2019	N/A	407,827

	Financial Services - 1.0%
1,990,000	National Financial Partners	B	5.250%	07/01/2020	N/A	2,007,412
1,500,000	Nuveen Investments, Inc.	B	4.155%	05/13/2017	N/A	1,496,880
1,957,839	RPI Finance Trust	BBB-	3.250%	05/09/2018	N/A	1,959,073
						5,463,365
	Household Products & Housewares - 0.1%
495,000	Reynolds Group Holdings, Inc.	B+	4.000%	12/01/2018	N/A	498,341

	Insurance - 0.1%
803,138	CNO Financial Group	BB	3.750%	09/28/2018	N/A	801,130

	Internet - 0.0%***
147,344	Go Daddy Operating Co., LLC	B	4.000%	12/17/2018	N/A	147,822

	Metals & Mining - 0.1%
399,000	Fortescue	BBB-	4.250%	06/30/2019	N/A	402,575

	Oil & Gas Services - 0.1%
611,714	Paradigm Pinnacle Holding Co. (Luxembourg)	B+	4.750%	07/30/2019	N/A	612,479

	Other Financial Institutions - 0.1%
478,924	Ellucian (Datatel) (Sophia LP)	B+	4.500%	07/19/2018	N/A	481,918
97,333	Hamilton Lane Advisors	BB+	5.250%	02/28/2018	N/A	97,333
						579,251

	Retailers - 0.3%
498,750	Sears Holdings	B	5.500%	06/30/2018	N/A	500,176
969,599	Serta Simmons Holdings, LLC	B+	4.250%	10/01/2019	N/A	975,136
						1,475,312

	Software Services - 0.6%
848,650	Aspect Software, Inc.	B	7.000%	05/07/2016	N/A	856,780
495,000	Deltek, Inc.	B1	4.500%	10/10/2018	N/A	497,322
1,000,000	First Data Corp.	B+	4.156%	03/23/2018	N/A	1,001,000
1,000,000	First Data Corp.	B+	4.156%	09/24/2018	N/A	1,001,670
316,753	Infor US, Inc.	B+	3.750%	06/30/2020	N/A	316,094
						3,672,866

	Trucking & Leasing - 0.1%
715,938	Fly Funding II (Luxembourg)	BBB-	4.500%	08/09/2019	N/A	725,782

	Wireless - 0.0%***
297,000	Alcatel-Lucent	B+	4.500%	01/29/2019	N/A	299,489

	Total Term Loans - 3.3%
	(Cost $18,628,523)					18,849,831

	Municipal Bond - 0.1%
	Michigan - 0.1%
900,000	Michigan Finance Authority	NR	4.375%	08/20/2014	N/A	906,948
	(Cost $900,000)

Number
of Shares	Description					Value
	Exchange Traded Funds - 11.2%
1,177,570	Guggenheim BulletShares 2014 Corporate Bond ETF					$24,988,035
435,750	Guggenheim BulletShares 2015 High Yield Corporate Bond ETF					11,804,467
404,188	Guggenheim BulletShares 2016 High Yield Corporate Bond ETF					11,062,626
588,855	Guggenheim BulletShares 2017 High Yield Corporate Bond ETF					16,211,178
	(Cost $63,628,444)					64,066,306

	Short-Term Investments - 51.8%
Principal
Amount	Description	Rating*	Yield	Maturity		Value
	U.S. Treasury Securities - 2.0%
$11,240,000	U.S. Treasury Bill	NR	0.098%	03/06/2014		$11,239,989
	(Cost $11,239,966)
Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Commercial Paper - 27.0%
$8,000,000	Abbvie, Inc.	A2		03/12/2014		$ 7,999,520
8,000,000	Amcor Finance USA, Inc.	A2		03/19/2014		7,999,120
8,000,000	American Wat Capital Corp.	A2		03/21/2014		7,998,974
7,000,000	AON Corp.	A2		03/27/2014		6,998,810
8,000,000	B A T International Finance PLC	A2		03/17/2014		7,999,200
8,000,000	Bemis, Inc.	A2		03/24/2014		7,998,800
6,000,000	Clorox Co.	A2		03/05/2014		5,999,820
7,000,000	Comcast Corp.	A2		03/26/2014		6,998,880
7,000,000	DTE Energy Co.	A2		03/04/2014		6,999,860
7,000,000	Eastman Chemical Co.	A2		03/11/2014		6,999,580
6,000,000	Ecolab, Inc.	A2		03/05/2014		5,999,820
8,000,000	FMC Corp.	A2		03/06/2014		7,999,760
7,000,000	Harley-Davidson Financial Services	A2		03/13/2014		6,999,440
6,000,000	Kinder Morgan Energy Partners	A2		03/04/2014		5,999,880
8,000,000	Mattel, Inc.	A2		03/12/2014		7,999,600
8,000,000	Nissan Motor Acceptance Corp.	A2		03/04/2014		7,999,840
8,000,000	Omnicom Capital, Inc.	A2		03/19/2014		7,999,120
8,000,000	Pacific Gas & Electric Co.	A2		03/11/2014		7,999,680
7,000,000	Potash Corp. Saskatchewan	A2		03/10/2014		6,999,580
7,000,000	Ryder System, Inc.	A2		03/18/2014		6,999,230
8,000,000	Western Union Co.	A2		03/04/2014		7,999,840
	(Cost $154,988,087)					154,988,354

	Repurchase agreements - 19.5%
6,606,309	Bank of America, Inc., dated 02/24/2014; Proceeds at maturity - $6,612,244; (Collateralized by LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class AJ, 5.407%, due 11/15/2016; Market Value $8,257,886)			04/07/2014		6,606,309
4,220,841	Bank of America, Inc., dated 02/24/2014; Proceeds at maturity - $4,224,633; (Collateralized by Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR6, Class 2A, 1.095%, due 08/25/2046; Market Value $10,123,100)			04/07/2014		4,220,841
17,422,850	Bank of America, Inc., dated 02/24/2014; Proceeds at maturity - $17,438,502; (Collateralized by Washington Mutual Mortgage Pass-Through Certificates, Series 2007-OA6, Class 1A, 0.945%, due 07/25/2047; Market Value $21,778,635)			04/07/2014		17,422,850
4,148,000	Jefferies & Company, Inc. dated 02/24/2014; Proceeds at maturity - $4,152,275; (Collateralized by Banc of America Commercial Mortgage Trust, Series 2006-4, Class AJ, 5.695%, due 08/10/2016; Market Value $5,185,000)			03/10/2014		4,148,000
2,764,000	Jefferies & Company, Inc. dated 02/10/2014; Proceeds at maturity - $2,769,697; (Collateralized by Citigroup Mortgage Loan Trust Inc., Series 06-AR9, Class 2A, 5.607%, due 11/25/2036; Market Value $3,399,840)			03/10/2014		2,764,000
2,890,000	Jefferies & Company, Inc. dated 02/10/2014; Proceeds at maturity - $2,895,957; (Collateralized by Citigroup Mortgage Loan Trust Inc., Series 06-AR9, Class 2A, 5.607%, due 11/25/2036; Market Value $12,234,644)			03/10/2014		2,890,000
1,762,000	Jefferies & Company, Inc. dated 02/10/2014; Proceeds at maturity - $1,765,243; (Collateralized by GS Mortgage Securities Trust, Series 2013-GC14, Class D, 4.4778%, due 08/10/2023; Market Value $2,202,500)			03/07/2014		1,762,000
254,000	Jefferies & Company, Inc. dated 02/20/2014; Proceeds at maturity - $254,337; (Collateralized by Harborview Mortgage Loan Trust, Series 05-9, Class 2A1C, 0.607%, due 06/20/2035; Market Value $317,499)			03/10/2014		254,000
2,776,000	Jefferies & Company, Inc. dated 02/20/2014; Proceeds at maturity - $2,779,678; (Collateralized by J.P. Morgan Alternative Loan Trust, Series 06-A1, Class 3A1, 2.440%, due 03/25/2036; Market Value $3,402,447)			03/10/2014		2,776,000
6,664,000	Jefferies & Company, Inc. dated 02/10/2014; Proceeds at maturity - $6,677,735; (Collateralized by Morgan Stanley Capital I Trust, Series 2007-IQ16, Class AJ, 6.127%, due 11/12/2017; Market Value $8,330,034)			03/10/2014		6,664,000
3,120,000	Jefferies & Company, Inc. dated 02/11/2014; Proceeds at maturity - $3,126,201; (Collateralized by Morgan Stanley Capital I Trust, Series 2007-IQ16, Class AJ, 6.127%, due 11/12/2017; Market Value $3,899,993)			03/10/2014		3,120,000
1,327,000	Jefferies & Company, Inc. dated 02/24/2014; Proceeds at maturity - $1,328,368; (Collateralized by Puerto Rico Commonwealth Aqueduct & Sewer Auth Revenue Senior Lien, Series A, 6.000%, due 07/01/2038; Market Value $1,769,325)			03/10/2014		1,327,000
469,000	Jefferies & Company, Inc. dated 02/10/2014; Proceeds at maturity - $469,970; (Collateralized by RBSGC Mortgage Pass-Through Certificate, Series 05-A, Class 5A, 7.000%, due 04/25/2035; Market Value $585,364)			03/10/2014		469,000
1,423,000	Jefferies & Company, Inc. dated 02/24/2014; Proceeds at maturity - $1,424,152; (Collateralized by Residential Asset Mortgage Products, Series 05-EFC4, Class M4, 0.748%, due 09/25/2035; Market Value $1,778,744)			03/07/2014		1,423,000
20,097,000	Nomura Securities International, Inc., dated 02/07/2014; Proceeds at maturity - $20,130,690; (Collateralized by JP Morgan Chase Commercial Mortgage Sec., Series 2007-CB18, Class AM, 5.466%, due 02/12/2017; Market Value $22,329,999)			04/22/2014		20,097,000
1,250,000	Nomura Securities International, Inc., dated 02/14/2014; Proceeds at maturity - $1,251,977; (Collateralized by JP Morgan Chase Commercial Mortgage Sec., Series 2007-CB18, Class AM, 5.466%, due 02/12/2017; Market Value $1,388,885)			04/22/2014		1,250,000
6,153,000	Nomura Securities International, Inc., dated 01/23/2014; Proceeds at maturity - $6,161,281; (Collateralized by JP Morgan Chase Commercial Mortgage Sec., Series 2007-LD11, Class A4, 5.815%, due 05/15/2017; Market Value $6,836,668)			03/21/2014		6,153,000
28,250,000	Royal Bank of Scotland Securities, Inc., dated 02/28/2014; Proceeds at maturity - $28,253,076; (Collateralized by WF-RBS Commercial Mortgage Trust, Series 2011-C4, Class C, 5.248%, due 07/15/2021, Market Value $35,312,516)			03/07/2014		28,250,000
	(Cost $111,597,000)					111,597,000

	Municipal Bonds - 2.3%
	New York - 2.3%
3,400,000	New York City, New York (b)(d)	AA-	0.300%	11/01/2026	N/A	3,400,000
3,900,000	New York City, New York General Obligation (b)(d)	AA	0.300%	04/01/2035	N/A	3,900,000
6,000,000	New York City, New York Municipal Water Finance Authority (b)(d)	AAA	0.280%	06/15/2033	N/A	6,000,000
	(Cost $13,300,000)					13,300,000

Number
of Shares	Description					Value
	Money Market - 1.0%	AAAm
5,794,892	Dreyfus Treas Prime Cash Management Institutional Shares					$ 5,794,892
	(Cost $5,794,892)

	Total Short-Term Investments - 51.8%
	(Cost $296,919,945)					296,920,235

	Total Investments - 100.0%
	(Cost $571,615,788)					573,292,585
	Liabilities in excess of Other Assets - 0.0%***					(203,968)
	Net Assets - 100.0%					$ 573,088,617

CDO - Collateralized Debt Obligation
CLO - Collateralized Loan Obligation
LLC - Limited Liability Company
LP - Limited Partnership
N/A- Not Applicable
PLC - Public Limited Company
Pty - Proprietary

*
Ratings shown are per Standard & Poor's Rating Group, Moody's Investor Services, Inc., Fitch Ratings or DBRS.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.  For securities not rated by Standard & Poor's Rating Group, Moody's Investor Services, Inc. or Fitch Rating Group, the rating by DBRS is provided).  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.
***	Less than 0.1%.

(a)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At February 28, 2014 these securities amounted to $53,027,554, which represents 9.3% of net assets.

(b)	Floating or variable rate coupon. The rate shown is as of February 28, 2014.
(c)
Term loans held by the Fund have a variable interest rate feature which is periodically adjusted based on an underlying interest rate benchmark.  In addition, term loans may include mandatory and/or optional prepayment terms.  As a result, the actual maturity dates of the loan may be different than the amounts disclosed in the portfolios of investments.  Term loans may be considered restricted in that the Fund may be contractually obligated to secure approval from the Agent Bank and/or Borrower prior to the sale or disposition of loan.

(d)	Security has a maturity of more than one year, but has a variable rate and demand features which qualify it as a short-term security. The rate shown is that earned by the Fund as of February 28, 2014.

The obligations of certain United States Government sponsored entities are neither insured nor guaranteed by the United States Treasury.

GSY | Guggenheim Enhanced Short Duration ETF

The Guggenheim Enhanced Short Duration ETF had the following transactions with affiliated funds during the nine months ended February 28, 2014.

					Nine months ended
	Share Activity				February 28, 2014 (in $000s)
						Dividends
	Balance			Balance		Included
Security Name	5/31/2013	Purchases	Sales	2/28/2014	Value	in Income
Guggenheim BulletShares 2014 Corporate Bond ETF	-	1,177,570	-	1,177,570	$24,988	$-
Guggenheim BulletShares 2014 High Yield Corporate Bond ETF	140,000	140,250	280,250	-	-	143
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	258,000	177,750	-	435,750	11,804	346
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	-	404,188	-	404,188	11,063	18
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	-	588,855	-	588,855	16,211	26
					$64,066	$533

Affiliated funds accounted for $(37,883) of the net realized loss on investments and $419,006 of the change in net unrealized appreciation on investments during the period.

Country Breakdown	% of Total Investments
United States	90.3%
Cayman Islands	5.8%
United Kingdom	1.6%
Qatar	0.7%
Bermuda	0.5%
Luxemburg	0.5%
Mexico	0.2%
Australia	0.2%
Jersey	0.1%
Ireland	0.1%
Subject to change daily.

See previously submitted notes to financial statements for the period ended November 30, 2013.

At February 28, 2014, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$571,615,788	$1,837,878	$(161,081)	$1,676,797

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and ask prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). A valuation committee consisting of representatives from investment management, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Funds and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, unchanged priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Board of Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs as described above. The fair value estimates for the Level 3 securities are determined in accordance with the Trust’s valuation procedures.  The Fund did not have any Level 3 securities at February 28, 2014.

Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of February 28, 2014.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$-	$137,818	$-	$137,818
Asset Backed Securities	-	44,517	-	44,517
Collateralized Mortgage Obligations	-	10,214	-	10,214
U.S. Treasury Securities	-	11,240	-	11,240
Term Loans	-	18,850	-	18,850
Exchange Traded Funds	64,066	-	-	64,066
Commercial Paper	-	154,988	-	154,988
Municipal Bonds	-	14,207	-	14,207
Repurchase Agreement	-	111,597	-	111,597
Money Market Fund	5,795	-	-	5,795
Total	$69,861	$503,431	$-	$573,292

The transfers in and out of the valuation levels as of February 28, 2014 compared to the valuation levels at the end of the previous fiscal year are detailed below:

Transfers from Level 3 to Level 2 (in $000s)
Asset Backed Securities	$1,999
Corporate Bonds	1,375
$3,374

These transfers were due to the availability of market price information for each respective security at February 28, 2014.

The following table presents the activity for the Fund's investments measured at fair value using significant unobservable inputs (Level 3 valuations) for the nine months ended February 28, 2014.

Beginning Balance at 5/31/13 (in $000s)
Asset Backed Securities	$2,264
Corporate Bonds	1,668
Realized Gain/Loss (related to Paydown):
Asset Backed Securities	-
Corporate Bonds	16
Paydowns Received:
Asset Backed Securities	(290)
Corporate Bonds	(312)
Change in Unrealized Gain/Loss:
Asset Backed Securities	25
Corporate Bonds	3
Transfers Out:
Asset Backed Securities	(1,999)
Corporate Bonds	(1,375)
Ending Balance at 2/28/14
Asset Backed Securities	-
Corporate Bonds	-
Total Level 3 holdings	$-

LVL Guggenheim S&P Global Dividend Opportunities Index ETF
Portfolio of Investments
February 28, 2014 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 99.7%
	Common Stocks - 96.8%
	Australia - 20.6%
20,005	ASX Ltd.	$ 672,379
25,778	Australia & New Zealand Banking Group Ltd.	741,387
69,735	Bendigo and Adelaide Bank Ltd.	694,538
130,615	CFS Retail Property Trust Group, REIT	230,255
9,603	Commonwealth Bank of Australia	641,572
783,554	DUET Group	1,486,466
173,313	Insurance Australia Group Ltd.	842,134
774,719	Metcash Ltd.	2,149,097
118,928	Monadelphous Group Ltd.(b)	1,859,204
648,085	Myer Holdings Ltd.(b)	1,519,439
25,490	National Australia Bank Ltd.	792,410
559,496	OZ Minerals Ltd.(b)	1,877,493
1,144,540	SP AusNet	1,357,054
143,221	Spark Infrastructure Group	219,156
63,192	Stockland, REIT	218,273
438,635	Tatts Group Ltd.(b)	1,146,136
77,032	Westfield Retail Trust, REIT	214,379
26,958	Westpac Banking Corp.	807,409
76,422	WorleyParsons Ltd.	1,149,572
		18,618,353

	Belgium - 2.0%
58,820	Belgacom SA	1,775,484

	Bermuda - 0.7%
60,224	VimpelCom Ltd., ADR	611,876

	Brazil - 0.9%
55,256	CPFL Energia SA, ADR	794,581

	Canada - 9.3%
16,591	Artis Real Estate Investment Trust, REIT	234,862
28,482	Baytex Energy Corp.(b)	1,038,727
48,755	Bell Aliant, Inc.(b)	1,177,748
62,827	Canadian Oil Sands Ltd.	1,198,137
14,543	Cominar Real Estate Investment Trust, REIT	238,059
31,000	Crescent Point Energy Corp.(b)	1,088,270
8,859	Dundee Real Estate Investment Trust, REIT	236,331
227,293	Lightstream Resources Ltd.(b)	1,281,276
228,550	Penn West Petroleum Ltd.(b)	1,874,731
		8,368,141

	Cayman Islands - 0.9%
2,351,000	China Shanshui Cement Group Ltd.	830,009

	Colombia - 0.9%
23,415	Ecopetrol SA, ADR(b)	803,837

	Czech Republic - 1.1%
36,049	CEZ AS	973,007

	Denmark - 1.7%
154,746	TDC A/S	1,537,980

	Finland - 6.6%
43,114	Elisa OYJ	1,207,612
45,609	Fortum OYJ	1,080,958
40,077	Metso OYJ	1,298,567
38,747	Orion OYJ, Class B	1,276,878
91,887	YIT OYJ(b)	1,135,208
		5,999,223

	France - 1.8%
2,646	Fonciere Des Regions, REIT	248,142
14,597	Neopost SA	1,342,901
		1,591,043

	Germany - 6.9%
35,393	Freenet AG	1,197,391
33,851	K+S AG	1,145,223
55,446	Prosieben Sat.1 Media AG	2,645,814
156,486	Telefonica Deutschland Holding AG	1,253,558
		6,241,986

	Israel - 3.3%
1,149,004	Bezeq The Israeli Telecommunication Corp. Ltd.	1,863,641
137,519	Israel Chemicals Ltd.	1,163,160
		3,026,801

	Italy - 2.2%
43,782	Eni SpA	1,057,007
189,353	Terna Rete Elettrica Nazionale SpA	967,643
		2,024,650

	Mexico - 0.8%
68,624	Grupo Financiero Santander Mexico SAB de CV, ADR	757,609

	Netherlands - 0.3%
6,203	Corio NV, REIT	291,373

	New Zealand - 1.4%
599,679	Telecom Corp. of New Zealand Ltd.	1,259,701

	Norway - 0.7%
32,094	Gjensidige Forsikring ASA	674,451

	Portugal - 1.5%
305,588	EDP - Energias de Portugal SA	1,325,278

	Singapore - 1.1%
118,000	Ascendas Real Estate Investment Trust, REIT	201,216
590,000	Hutchison Port Holdings Trust	368,750
232,000	Keppel REIT, REIT	215,205
164,000	Suntec Real Estate Investment Trust, REIT	215,568
		1,000,739

	South Africa - 2.2%
20,578	Kumba Iron Ore Ltd.(b)	853,637
234,662	MMI Holdings Ltd.(b)	500,050
56,627	Vodacom Group Ltd.(b)	630,387
		1,984,074

	South Korea - 1.1%
71,946	KT Corp., ADR	1,013,000

	Spain - 4.1%
38,206	Enagas SA	1,112,618
76,902	Ferrovial SA	1,625,063
12,430	Red Electrica Corp. SA	968,258
		3,705,939

	Switzerland - 0.8%
2,291	Zurich Insurance Group AG	700,981

	Turkey - 3.3%
152,430	Tofas Turk Otomobil Fabrikasi AS(b)	736,093
54,297	Tupras Turkiye Petrol Rafinerileri AS(b)	957,719
491,735	Turk Telekomunikasyon AS(b)	1,324,434
		3,018,246

	United Kingdom - 4.6%
22,770	Admiral Group PLC	547,583
22,409	AstraZeneca PLC	1,533,711
68,688	National Grid PLC	960,600
29,813	Royal Dutch Shell PLC	1,088,175
		4,130,069

	United States - 16.0%
30,908	American Capital Agency Corp., REIT	688,939
35,318	American Capital Mortgage Investment Corp., REIT	712,364
47,777	Ares Capital Corp.	861,419
115,229	ARMOUR Residential REIT, Inc., REIT	494,332
32,159	Capstead Mortgage Corp., REIT	414,530
134,393	Chimera Investment Corp., REIT	428,714
10,341	Colony Financial, Inc., REIT	233,500
132,916	Fifth Street Finance Corp.	1,305,235
8,701	Government Properties Income Trust, REIT	216,742
8,056	Hospitality Properties Trust, REIT	213,484
36,831	Invesco Mortgage Capital, Inc., REIT	619,866
12,919	Mack-Cali Realty Corp., REIT	287,448
16,977	Medical Properties Trust, Inc., REIT	223,927
35,302	New York Community Bancorp, Inc.	564,126
6,053	Omega Healthcare Investors, Inc., REIT	193,454
13,057	PennyMac Mortgage Investment Trust, REIT	317,546
45,114	Pitney Bowes, Inc.	1,148,151
101,061	Prospect Capital Corp.	1,115,714
38,943	Solar Capital Ltd.	865,314
9,054	Starwood Property Trust, Inc., REIT	217,477
1,440	Starwood Waypoint Residential Trust, REIT(a)	39,038
60,299	Two Harbors Investment Corp., REIT	625,904
64,938	Valley National Bancorp	654,575
93,921	Vector Group Ltd.(b)	1,834,277
8,980	Washington Real Estate Investment Trust, REIT	225,847
		14,501,923

	Total Common Stocks - 96.8%
	(Cost $83,990,446)	87,560,354

	Preferred Stocks - 2.9%
	Brazil - 2.9%
157,645	Cia Energetica de Minas Gerais, ADR	912,764
1,127,350	Oi SA, ADR(b)	1,713,572
	(Cost $3,041,492)	2,626,336

	Total Long-Term Investments - 99.7%
	(Cost $87,031,938)	90,186,690

	Investments of Collateral for Securities Loaned - 18.4%
16,616,575	BNY Mellon Securities Lending Overnight Fund, 0.1057%(c) (d)	16,616,575
	(Cost $16,616,575)

	Total Investments - 118.1%
	(Cost $103,648,513)	106,803,265
	Liabilities in excess of Other Assets - (18.1%)	(16,349,668)
	Net Assets - 100.0%	$ 90,453,597

ADR - American Depositary Receipt
AG - Stock Corporation
AS - Joint Stock Company
ASA - Stock Company
A/S - Limited Liability Stock Company or Stock Company
NV - Publicly Traded Company
OYJ - Public Traded Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA - Corporation
SpA - Limited Share Company
SAB de CV - Publicly Traded Company

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at February 28, 2014.
(c)
At February 28, 2014, the total market value of the Fund's securities on loan was $17,588,955 and the total market value of the collateral held by the Fund was $18,542,624, consisting of cash collateral of $16,616,575 and U.S. Government and Agency securities valued at $1,926,049.

(d)	Interest rate shown reflects yield as of February 28, 2014.

See previously submitted notes to financial statements for the period ended November 30, 2013.

Summary of Investments by Sector Classification*
Financial	24.9%
Communications	21.3%
Utilities	13.5%
Energy	11.5%
Industrial	9.2%
Consumer, Non-cyclical	7.5%
Basic Materials	5.6%
Consumer, Cyclical	3.8%
Technology	2.7%

* Subject to change daily. Based on long-term investments. Securities are classified by sectors that represent broad groupings of related industries.

At February 28, 2014, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$104,133,055	$8,004,820	$(5,334,610)	$2,670,210

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange ("NYSE") on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and ask prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security's fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). A valuation committee consisting of representatives from investment management, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Fund and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, unchanged priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Board of
Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi)
information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g.
discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs. The fair value value estimates for Level 3 securities are determined in accordance with the Fund's valuation procedures. The Fund did not have any Level 3 securities at February 28, 2014.

Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of February 28, 2014.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$87,560	$-	$-	$87,560
Preferred Stocks	2,626	-	-	2,626
Investments of Collateral for Securities Loaned	16,617	-	-	16,617
Total	$106,803	$-	$-	$106,803

During the nine months ended February 28, 2014, there were no transfers between levels.

Item 2.  Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Claymore Exchange-Traded Fund Trust

By:	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
Chief Executive Officer

Date:	April 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
Chief Executive Officer

Date:	April 25, 2014

By:	/s/ John L. Sullivan
John L. Sullivan
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	April 25, 2014